As filed with the Securities and Exchange Commission on February 27, 1998
                                    1933 Act Registration No. 2-85229
                                    1940 Act Registration No. 811-3802

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [  X  ]
                                                                   -----

            Pre-Effective Amendment No.                     [     ]

            Post-Effective Amendment No.    25              [  X  ]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [  X  ]

            Amendment No.                   26              [  X  ]

                        (Check appropriate box or boxes)

                         NEUBERGER & BERMAN INCOME FUNDS
             (Exact Name of the Registrant as Specified in Charter)
                                605 Third Avenue
                          New York, New York 10158-0180
                   (Address of Principal Executive Offices)

      Registrant's Telephone Number, including area code: (212) 476-8800

                         Theodore P. Giuliano, President
                         Neuberger & Berman Income Funds
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                            Arthur C. Delibert, Esq.
                           Kirkpatrick & Lockhart LLP
                         1800 Massachusetts Avenue, N.W.
                           Washington, D.C. 20036-1800
                   (Names and Addresses of agents for service)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

  ___ immediately upon filing pursuant to paragraph (b) _x_ on March 2, 1998 pursuant to paragraph (b)
  ___ 60 days after filing pursuant to paragraph (a)(1)
  ___ on  ________________  pursuant  to  paragraph (a)(1)
  ___ 75 days after  filing pursuant to  paragraph (a)(2)
  ___ on  ________________  pursuant to  paragraph (a)(2)

      For Neuberger & Berman High Yield Bond Fund, the approximate date of the proposed public offering is March 3, 1998. The public offering of Registrant's other series is on-going. The title of securities being registered is shares of beneficial interest.

      Neuberger  &  Berman  Income  Funds  is  a   "master/feeder   fund."  This
Post-Effective Amendment No. 25 includes a signature page for the master fund, Income Managers Trust, and appropriate officers and trustees thereof.

                                          Page ______ of ______
                                          Exhibit Index
                                          Begins on Page _______

                         NEUBERGER & BERMAN INCOME FUNDS

           CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 25 ON FORM N-1A

      This Post-Effective Amendment consists of the following papers and documents.

Cover Sheet

Contents of Post-Effective Amendment No. 25 on Form N-1A

Cross Reference Sheet

Neuberger & Berman Government Money Fund
Neuberger & Berman Cash Reserves
Neuberger & Berman Limited Maturity Bond Fund
Neuberger & Berman High Yield Bond Fund
Neuberger & Berman Municipal Money Fund
Neuberger & Berman  Municipal Securities Trust
----------------------------------------------

      Part A - Prospectus

Neuberger & Berman Cash Reserves
--------------------------------

      Part A - Prospectus

Neuberger & Berman Government Money Fund
Neuberger & Berman Cash Reserves
Neuberger & Berman Limited Maturity Bond Fund
Neuberger & Berman High Yield Bond Fund
---------------------------------------

      Part B - Statement of Additional Information

Neuberger & Berman Municipal Money Fund
Neuberger & Berman Municipal Securities Trust
---------------------------------------------

      Part B - Statement of Additional Information

      Part C - Other Information

Signature Pages

Exhibits

                         NEUBERGER & BERMAN INCOME FUNDS
                  POST-EFFECTIVE AMENDMENT NO. 25 ON FORM N-1A


                             Cross Reference Sheets

This cross reference sheet relates to the Prospectus for Neuberger & Berman Government Money Fund, Neuberger & Berman Cash Reserves, Neuberger & Berman Limited Maturity Bond Fund, Neuberger & Berman High Yield Bond Fund, Neuberger & Berman Municipal Money Fund, and Neuberger & Berman Municipal
Securities Trust.


               Form N-1A Item No.        Caption in Part A Prospectus
               ------------------        ----------------------------
Item 1.        Cover Page                Front Cover Page

Item 2.        Synopsis                  Expense Information; Summary

Item 3.        Condensed Financial       Performance Information
               Information

Item 4.        General Description of    Investment Program; Description of
               Registrant                Investments; Information Regarding
                                         Organization, Capitalization and
                                         Other Matters

Item 5.        Management of the Fund    Management and Administration; Back
                                         Cover Page

Item 6.        Capital Stock and Other   Front Cover Page; Dividends, Other
               Securities                Distributions, and Taxes;
                                         Information Regarding Organization,
                                         Capitalization, and Other Matters

Item 7.        Purchase of Securities    How to Buy Shares; Additional
               Being Offered             Information on Telephone
                                         Transactions; Shareholder
                                         Services; Share Prices and Net Asset
                                         Value; Management and Administration

Item 8.        Redemption or Repurchase  How to Sell Shares; Additional
                                         Information on Telephone
                                         Transactions; Shareholder Services;
                                         Share Prices and Net Asset Value

Item 9.        Pending Legal Proceedings Not Applicable

This cross reference sheet relates to the Prospectus for Neuberger & Berman Cash Reserves.


               Form N-1A Item No.        Caption in Part A Prospectus
               ------------------        ----------------------------
Item 1.        Cover Page                Front Cover Page

Item 2.        Synopsis                  Expense Information; Summary

Item 3.        Condensed Financial       Performance Information
               Information

Item 4.        General Description of    Investment Program; Description of
               Registrant                Investments; Information Regarding
                                         Organization, Capitalization and
                                         Other Matters

Item 5.        Management of the Fund    Management and Administration; Back
                                         Cover Page

Item 6.        Capital Stock and Other   Front Cover Page; Dividends, Other
               Securities                Distributions, and Taxes;
                                         Information Regarding Organization,
                                         Capitalization, and Other Matters

Item 7.        Purchase of Securities    How to Buy Shares; Additional
               Being Offered             Information on Telephone
                                         Transactions; Shareholder
                                         Services; Share Prices and Net Asset
                                         Value; Management and Administration

Item 8.        Redemption or Repurchase  How to Sell Shares; Additional
                                         Information on Telephone
                                         Transactions; Shareholder Services;
                                         Share Prices and Net Asset Value

Item 9.        Pending Legal Proceedings Not Applicable

This cross reference sheet relates to the Statement of Additional Information for Neuberger & Berman Neuberger & Berman Government Money Fund, Neuberger & Berman Cash Reserves, Neuberger & Berman Limited Maturity Bond Fund, Neuberger & Berman High Yield Bond Fund and the Statement of Additional Information for Neuberger & Berman Municipal Money Fund, Neuberger & Berman Municipal Securities Trust.


                                       Caption in Part B
              Form N-1A Item No.       Statement of Additional Information
              ------------------       -----------------------------------
Item 10.      Cover page               Cover Page

Item 11.      Table of Contents        Table of Contents

Item 12.      General Information and  Not Applicable
              History

Item 13.      Investment Objectives    Investment Information; Certain Risk
              and Policies             Considerations

Item 14.      Management of the Fund   Trustees And Officers

Item 15.      Control Persons and      Not Applicable
              Principal Holders of
              Securities

Item 16.      Investment Advisory and  Investment Management and
              Other Services           Administration Services; Trustees And
                                       Officers; Distribution Arrangements;
                                       Reports To Shareholders; Custodian And
                                       Transfer Agent; Independent Auditors

Item 17.      Brokerage Allocation     Portfolio Transactions

Item 18.      Capital Stock and Other  Investment Information; Additional
              Securities               Redemption Information; Dividends and
                                       Other Distributions

Item 19.      Purchase, Redemption     Additional Purchase Information;
              and Pricing of           Additional Exchange Information;
              Securities Being Offered Additional Redemption Information;
                                       Distribution Arrangements

Item 20.      Tax Status               Dividends and Other Distributions;
                                       Additional Tax Information

Item 21.      Underwriters             Investment Management and
                                       Administration Services; Distribution
                                       Arrangements

Item 22.      Calculation of           Performance Information
              Performance Data

Item 23.      Financial Statements     Not Applicable

                                     Part C
                                     ------

      Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Post-Effective Amendment No. 25.

               PROSPECTUS
-----------------------------------------
   March 2, 1998






            NEUBERGER&BERMAN
            INCOME FUNDS-Registered Trademark-


   Neuberger&Berman
          GOVERNMENT MONEY FUND

   Neuberger&Berman
          CASH RESERVES

   Neuberger&Berman
          LIMITED MATURITY BOND FUND

   Neuberger&Berman
          HIGH YIELD BOND FUND

   Neuberger&Berman
          MUNICIPAL MONEY FUND

   Neuberger&Berman
          MUNICIPAL SECURITIES TRUST






                                                       No Sales Charges
                                                       No Redemption Fees
                                                       No 12b - 1 Fees

            Neuberger&Berman

INCOME FUNDS

          No-Load Income Funds

----------------------------------------------------------------------


Neuberger&Berman GOVERNMENT MONEY FUND-REGISTERED TRADEMARK-Neuberger&Berman CASH RESERVES-REGISTERED TRADEMARK-Neuberger&Berman LIMITED MATURITY BOND FUND-REGISTERED TRADEMARK-Neuberger&Berman HIGH YIELD BOND FUND-SM-
Neuberger&Berman MUNICIPAL MONEY FUND-REGISTERED TRADEMARK-Neuberger&Berman MUNICIPAL SECURITIES TRUST-REGISTERED TRADEMARK-


   INITIAL PURCHASE -- $2,000 MINIMUM
   AUTOMATIC INVESTING -- $100 MINIMUM PER MONTH
   GIFT PROGRAMS AND IRAS -- $250 MINIMUM
   CALL 800-877-9700

----------------------------------------------------------------------


   Each of the above-named funds (a "Fund") invests all of its net investable assets in its corresponding portfolio (a "Portfolio") of Income Managers Trust ("Managers Trust"), an open-end management investment company managed by Neuberger&Berman Management Incorporated ("N&B Management"). Each Portfolio invests in securities in accordance with an investment objective, policies, and limitations identical to those of its corresponding Fund. The investment performance of each Fund directly corresponds with the investment performance of its corresponding Portfolio. This "master/feeder fund" structure is different from that of many other investment companies which directly acquire and manage their own portfolios of securities. For more information on this structure that you should consider, see "Summary" on page 3 and "Information Regarding Organization, Capitalization, and Other Matters" on page 46.

   The Funds are no-load mutual funds, so you pay no sales commissions or other charges when you buy or redeem shares. The Funds do not pay "12b-1 fees" to promote or distribute their shares. The Funds declare income dividends daily and pay them monthly.

   Please read this Prospectus before investing in any of the Funds and keep it for future reference. It contains information about the Funds that a prospective investor should know before investing. Statements of Additional Information ("SAIs"), one about the municipal Funds and Portfolios and one about the taxable Funds and Portfolios, dated March 2, 1998, are on file with the Securities and Exchange Commission ("SEC"). The SAIs are incorporated herein by reference (so they are legally considered a part of this Prospectus). You can obtain a free copy of either SAI by calling N&B Management at 800-877-9700. AN INVESTMENT IN THE FUNDS, AS IN ANY MUTUAL FUND, IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. ALTHOUGH NEUBERGER&BERMAN GOVERNMENT MONEY FUND, NEUBERGER&BERMAN CASH RESERVES, AND NEUBERGER&BERMAN MUNICIPAL MONEY FUND SEEK TO MAINTAIN NET ASSET VALUES OF $1.00 PER SHARE, THERE IS NO ASSURANCE THEY WILL BE ABLE TO DO SO.

   THE SEC MAINTAINS A WEBSITE (HTTP://WWW.SEC.GOV) THAT CONTAINS THE SAI, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING THE FUNDS AND PORTFOLIOS.


                         PROSPECTUS DATED MARCH 2, 1998


   MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK OR OTHER DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.


   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



   Neuberger&Berman HIGH YIELD Bond Fund invests predominantly in lower-quality debt securities, commonly referred to as "junk bonds." These securities pose greater risks, such as the risk of default, than other debt securities.

TABLE OF CONTENTS


    SUMMARY                                            3
The Funds and Portfolios                               3
Risk Factors                                           5
Management                                             5

    EXPENSE INFORMATION                                6
Shareholder Transaction Expenses
 for Each Fund                                         6
Annual Fund Operating Expenses                         6
Example                                                8

    FINANCIAL HIGHLIGHTS                               9
Selected Per Share Data and Ratios                     9
Government Money Fund                                 10
Cash Reserves                                         11
Limited Maturity Bond Fund                            12
Municipal Money Fund                                  13
Municipal Securities Trust                            14

    INVESTMENT PROGRAMS                               17
Money Market Portfolios                               17
Bond Portfolios                                       18
Municipal Portfolios                                  19
Short-Term Trading; Portfolio Turnover                20
Ratings of Debt Securities                            20
Borrowings                                            22
Other Investments                                     22
Duration                                              23

    PERFORMANCE INFORMATION                           24
Yield                                                 24
Total Return                                          24
Tax-Equivalent Yield                                  25
Yield and Total Return Information                    25
Neuberger&Berman High Yield Bond Fund: Performance
 of Similar Accounts                                  26

    HOW TO BUY SHARES                                 27
By Mail                                               27
By Wire                                               28
By Telephone                                          28
By Exchanging Shares                                  28
Other Information                                     28

    HOW TO SELL SHARES                                30
By Mail or Facsimile Transmission (Fax)               31
By Telephone                                          32
By Check                                              32
Other Information                                     32

    ADDITIONAL INFORMATION ON TELEPHONE
    TRANSACTIONS                                      34

    SHAREHOLDER SERVICES                              35
Automatic Investing and Dollar Cost Averaging         35
Exchange Privilege                                    35
Systematic Withdrawal Plans                           36
Retirement Plans                                      36
Electronic Bank Transfers                             37
Internet Access                                       37

    SHARE PRICES AND
    NET ASSET VALUE                                   38

    DIVIDENDS, OTHER DISTRIBUTIONS, AND TAXES         39
Distribution Options                                  39
Taxes                                                 40

    MANAGEMENT AND ADMINISTRATION                     42
Trustees and Officers                                 42
Investment Manager, Administrator, Distributor,
 and Sub-Adviser                                      42
Expenses                                              44
Transfer and Shareholder Servicing Arrangements       45

    INFORMATION REGARDING ORGANIZATION,
    CAPITALIZATION, AND OTHER MATTERS                 46
The Funds                                             46
The Portfolios                                        46

    DESCRIPTION OF INVESTMENTS                        49

    USE OF JOINT PROSPECTUS AND STATEMENTS OF
    ADDITIONAL INFORMATION                            58

    DIRECTORY                                         59

    FUNDS ELIGIBLE FOR EXCHANGE                       60

    APPENDIX A                                       A-1

SUMMARY

          The Funds and Portfolios

----------------------------------------------------------------------

   Each Fund is a series of Neuberger&Berman Income Funds (the "Trust") and invests in its corresponding Portfolio which, in turn, invests in securities in accordance with an investment objective, policies, and limitations that are identical to those of the Fund. This is sometimes called a master/feeder fund structure, because each Fund "feeds" shareholders' investments into its corresponding Portfolio, a "master" fund. The structure looks like this:
                           --------------------------
                                  SHAREHOLDERS
                           --------------------------

                             (arrow) BUY SHARES IN

                           --------------------------
                                     FUNDS
                           --------------------------

                               (arrow) INVEST IN

                           --------------------------
                                   PORTFOLIOS
                           --------------------------

                               (arrow) INVEST IN

                           --------------------------
                       DEBT SECURITIES & OTHER SECURITIES
                           --------------------------

   The trustees who oversee the Funds believe that this structure may benefit shareholders; investment in a Portfolio by investors in addition to a Fund may enable the Portfolio to achieve economies of scale that could reduce expenses. For more information about the organization of the Funds and the Portfolios, including certain features of the master/feeder fund structure, see "Information Regarding Organization, Capitalization, and Other Matters" on page 46.

   In this Prospectus, you will find information about three different basic types of income mutual funds -- money market funds, bond funds, and municipal funds.

   The following table is a summary highlighting features of the Funds and their corresponding Portfolios. You may want to invest in a variety of Funds to fit your particular investment needs. Please see "Investment Programs" on page 17. Of course, there can be no assurance that a Fund will meet its investment objective.

NEUBERGER&BERMAN    INVESTMENT            PRINCIPAL PORTFOLIO   COMPARATIVE
INCOME FUNDS        OBJECTIVE             INVESTMENTS           INFORMATION
------------------------------------------------------------------------------------
MONEY MARKET FUNDS
GOVERNMENT MONEY    Maximum safety and    U.S. Treasury         Seeks to maintain a
                    liquidity with the    obligations and       constant share price
                    highest available     other money market    of $1.00;
                    current income        instruments backed    dollar-weighted
                                          by the full faith     average portfolio
                                          and credit of the     maturity of up to 90
                                          United States         days
CASH RESERVES       Highest current       High-quality money    Seeks to maintain a
                    income consistent     market instruments    constant share price
                    with safety and       of government and     of $1.00;
                    liquidity             non-government        dollar-weighted
                                          issuers               average portfolio
                                                                maturity of up to 90
                                                                days
BOND FUNDS
LIMITED MATURITY    Highest current       Debt securities,      Lower potential
                    income consistent     primarily investment  price fluctuation of
                    with low risk to      grade; maximum 10%    Neuberger& Berman
                    principal and         below investment      bond funds; maximum
                    liquidity; and        grade, but no lower   dollar-weighted
                    secondarily, total    than B*               average duration of
                    return                                      four years
HIGH YIELD          High current income   Primarily lower-      More potential price
                    and, secondarily,     rated debt            fluctuation and
                    capital growth        securities; also      risk, potential for
                                          investment grade      higher returns; no
                                          income-producing and  maximum
                                          non-income-producing  dollar-weighted
                                          debt and equity       average duration
                                          securities
MUNICIPAL FUNDS
MUNICIPAL MONEY     Maximum current       High-quality,         Seeks to maintain a
                    tax-exempt income     short-term municipal  constant share price
                    consistent with       securities            of $1.00;
                    safety and                                  dollar-weighted
                    liquidity**                                 average portfolio
                                                                maturity of up to 90
                                                                days

NEUBERGER&BERMAN    INVESTMENT            PRINCIPAL PORTFOLIO   COMPARATIVE
INCOME FUNDS        OBJECTIVE             INVESTMENTS           INFORMATION
------------------------------------------------------------------------------------
MUNICIPAL           High current tax-     Investment grade      More potential price
SECURITIES          exempt income with    municipal securities  fluctuation; maximum
                    low risk to                                 dollar- weighted
                    principal, limited                          average duration of
                    price fluctuation,                          10 years
                    and liquidity; and
                    secondarily, total
                    return**



  *SECURITIES  THAT ARE BELOW INVESTMENT GRADE WILL BE PURCHASED ONLY IF, AT THE
   TIME OF PURCHASE, THEY ARE RATED B OR HIGHER BY EITHER MOODY'S INVESTORS SERVICE, INC. ("MOODY'S") OR STANDARD & POOR'S ("S&P") OR, IF UNRATED BY EITHER OF THOSE ENTITIES, DEEMED BY N&B MANAGEMENT TO BE OF COMPARABLE QUALITY. SEE PAGES 20-21.



 **THIS  PORTFOLIO MAY INVEST IN MUNICIPAL SECURITIES THAT ARE ISSUED TO FINANCE
   PRIVATE ACTIVITIES, THE INTEREST ON WHICH MAY BE A TAX PREFERENCE ITEM FOR PURPOSES OF THE FEDERAL ALTERNATIVE MINIMUM TAX.


          Risk Factors

----------------------------------------------------------------------


   An investment in any Fund involves certain risks, depending upon the types of investments made by its corresponding Portfolio. The Portfolios invest primarily in fixed income securities, which are likely to decline in value in times of rising market interest rates and to rise in value in times of falling interest rates. In general, the longer the maturity of a fixed income security, the more pronounced is the effect of a change in interest rates on the value of the security. The value of debt securities is also affected by the creditworthiness of the issuer. Lower-rated debt securities involve greater risks of default than higher-rated debt securities. Special risk factors apply to investments, which may be made by certain Portfolios, in debt securities rated below investment grade, foreign securities, options and futures contracts, residual interest bonds, municipal leases, zero coupon bonds, pay-in-kind bonds, and swap agreements. The value of many municipal securities depends on the profitability of private companies or projects in connection with which the securities were issued. For more details about each Portfolio, its investments and their risks, see "Investment Programs" on page 17 and "Description of Investments" on page 49.


          Management

----------------------------------------------------------------------


   N&B Management, with the assistance of Neuberger&Berman, LLC ("Neuberger&Berman") as sub-adviser, selects investments for the Portfolios. N&B Management also provides administrative services to the Portfolios and the Funds and acts as distributor of Fund shares. See "Management and Administration" on page 42. If you want to know how to buy and sell shares of the Funds or exchange them for shares of other Neuberger&Berman Funds-Registered Trademark-, see "How to Buy Shares" on page 27, "How to Sell Shares" on page 30, and "Shareholder Services -- Exchange Privilege" on page 35.

EXPENSE INFORMATION

   This section gives you certain information about the expenses of each Fund and its corresponding Portfolio. See "Performance Information" for important facts about the investment performance of each Fund, after taking expenses into account.

          Shareholder Transaction Expenses for Each Fund

----------------------------------------------------------------------

   As shown by this table, the Funds impose no transaction charges when you buy or sell Fund shares.

Sales Charge Imposed on Purchases                    NONE
Sales Charge Imposed on Reinvested Dividends         NONE
Deferred Sales Charges                               NONE
Redemption Fees                                      NONE
Exchange Fees                                        NONE

   If you want to redeem shares by wire transfer, the Funds' transfer agent charges a fee (currently $8.00) for each wire redemption. Shareholders who have one or more accounts in the Neuberger&Berman Funds aggregating $200,000 or more in value are not charged for wire redemptions; the $8.00 fee is borne by N&B Management.

          Annual Fund Operating Expenses
          (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

--------------------------------------------------------------------------------


   The following table shows anticipated annual operating expenses for Neuberger& Berman HIGH YIELD Bond Fund and annual operating expenses for each of the other Funds, which are paid out of the assets of the Fund and which include the Fund's pro rata portion of the operating expenses of its corresponding Portfolio ("Total Operating Expenses"). "Total Operating Expenses" exclude interest, taxes, brokerage commissions, and extraordinary expenses.


   Each Fund pays N&B Management an administration fee based on the Fund's average daily net assets. Each Portfolio pays N&B Management a management fee based on the Portfolio's average daily net assets; a pro rata portion of this fee is borne indirectly by the corresponding Fund. "Management and Administration Fees" in the following table (except with respect to Neuberger&Berman HIGH YIELD Bond Fund) are based upon administration fees incurred by each Fund and management fees incurred by its corresponding Portfolio during the past fiscal year. For more information, see "Management and Administration" and the SAI.


   The Funds and Portfolios incur other expenses for things such as accounting and legal fees, transfer agency fees, custodial fees, printing and furnishing shareholder statements and Fund reports and compensating trustees who are not affiliated with N&B Management ("Other Expenses"). Other Expenses in the following table and the material following the table (except with respect to Neuberger&Berman HIGH

YIELD Bond Fund) are based on each Fund's and Portfolio's expenses for the past fiscal year. Other Expenses for Neuberger&Berman HIGH YIELD Bond Fund and Portfolio are estimated amounts for the current fiscal year and assume average daily net assets of $25 million. There can be no assurance the Fund will achieve that asset level. All expenses are factored into the Funds' share prices and dividends and are not charged directly to Fund shareholders.



NEUBERGER&BERMAN                   MANAGEMENT AND                                      Other     Total Operating
INCOME FUNDS                    ADMINISTRATION FEES            12b-1 Fees             Expenses      Expenses
----------------------------------------------------------------------------------------------------------------
GOVERNMENT MONEY                       0.52%                      None                 0.11%         0.63%
CASH RESERVES                          0.52%                      None                 0.11%         0.63%
LIMITED MATURITY                       0.52%                      None                 0.18%*        0.70%*
HIGH YIELD                             0.65%                      None                 0.35%*        1.00%*
MUNICIPAL MONEY                        0.52%                      None                 0.20%         0.72%
MUNICIPAL SECURITIES                   0.52%                      None                 0.13%*        0.65%*



*REFLECTS N&B MANAGEMENT'S EXPENSE REIMBURSEMENT UNDERTAKING DESCRIBED BELOW



   The previous table reflects N&B Management's voluntary undertaking to reimburse LIMITED MATURITY, HIGH YIELD, and MUNICIPAL SECURITIES for each Fund's Total Operating Expenses and that Fund's pro rata share of its corresponding Portfolio's Total Operating Expenses which, in the aggregate, exceed per annum 0.70% for LIMITED MATURITY, 1.00% for HIGH YIELD, and 0.65% for MUNICIPAL SECURITIES of the Fund's average daily net assets. Each undertaking can be terminated by N&B Management by giving a Fund at least 60 days' prior written notice. HIGH YIELD has agreed to repay N&B Management for excess Total Operating Expenses that N&B Management reimbursed to that Fund, so long as the Fund's Total Operating Expenses during that period do not, as a result, exceed the 100% expense limitation. Absent the reimbursement, Other Expenses would be 0.19%, 0.72%, and 0.53% and Total Operating Expenses would be 0.71%, 1.37%, and 1.05% per annum of the average daily net assets of LIMITED MATURITY, HIGH YIELD, and MUNICIPAL SECURITIES, respectively.


   For more information, see "Expenses" on page 44.

          Example

----------------------------------------------------------------------

   To illustrate the effect of Total Operating Expenses, let's assume that each Fund's annual return is 5% and that it had Total Operating Expenses described in the table above. For every $1,000 you invested in each Fund, you would have paid the following amounts of total expenses if you closed your account at the end of each of the following time periods:


NEUBERGER&BERMAN
INCOME FUNDS                               1 YEAR    3 YEARS    5 YEARS   10 YEARS
----------------------------------------------------------------------------------
GOVERNMENT MONEY                            $ 6        $20        $35       $79
CASH RESERVES                               $ 6        $20        $35       $79
LIMITED MATURITY                            $ 7        $22        $39       $87
HIGH YIELD                                  $10        $32        $--       $--
MUNICIPAL MONEY                             $ 7        $23        $40       $89
MUNICIPAL SECURITIES                        $ 7        $21        $36       $81


   The assumption in this example of a 5% annual return is required by regulations of the SEC applicable to all mutual funds. THE INFORMATION IN THE PREVIOUS TABLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RATES OF RETURN; ACTUAL EXPENSES OR RETURNS MAY BE GREATER OR LESS THAN THOSE SHOWN, AND MAY CHANGE IF EXPENSE REIMBURSEMENTS CHANGE.

FINANCIAL HIGHLIGHTS

          Selected Per Share Data and Ratios

----------------------------------------------------------------------


   The financial information in the following tables is for each Fund as of October 31, 1997 and includes data related to each Fund before it was converted into a series of the Trust on July 2, 1993 (except Neuberger&Berman HIGH YIELD Bond Fund, which will commence operations on or about March 2, 1998). This information has been audited by the Funds' independent auditors. You may obtain, at no cost, further information about the performance of the Funds in their annual reports to shareholders. The auditors' reports are incorporated in the SAIs by reference to the annual reports. Please call 800-877-9700 for free copies of the annual reports and for up-to-date information. Also, see "Performance Information."

FINANCIAL HIGHLIGHTS

Neuberger&Berman

          Government Money Fund

--------------------------------------------------------------------------------

   The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.



                                                                      Year Ended October 31,
                                     1997(1)  1996(1)  1995(1)  1994(1)  1993(1)   1992     1991     1990     1989     1988
                                     ----------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year   $1.0000  $1.0000  $1.0000  $1.0000  $1.0000  $1.0003  $1.0000  $ .9997  $1.0000  $1.0002
                                     ----------------------------------------------------------------------------------------
Income From Investment Operations
    Net Investment Income              .0468    .0464    .0499    .0302    .0248    .0354    .0567    .0718    .0758    .0579
    Net Gains or Losses on
     Securities                           --       --       --       --       --       --    .0003    .0003   (.0002)      --
                                     ----------------------------------------------------------------------------------------
      Total From Investment
       Operations                      .0468    .0464    .0499    .0302    .0248    .0354    .0570    .0721    .0756    .0579
                                     ----------------------------------------------------------------------------------------
Less Distributions
    Dividends (from net investment
     income)                          (.0468)  (.0464)  (.0499)  (.0302)  (.0248)  (.0354)  (.0567)  (.0718)  (.0758)  (.0579)
    Distributions (from net capital
     gains)                               --       --       --       --       --   (.0003)      --       --   (.0001)  (.0002)
                                     ----------------------------------------------------------------------------------------
      Total Distributions             (.0468)  (.0464)  (.0499)  (.0302)  (.0248)  (.0357)  (.0567)  (.0718)  (.0759)  (.0581)
                                     ----------------------------------------------------------------------------------------
Net Asset Value, End of Year         $1.0000  $1.0000  $1.0000  $1.0000  $1.0000  $1.0000  $1.0003  $1.0000  $ .9997  $1.0000
                                     ----------------------------------------------------------------------------------------
Total Return(2)                        +4.78%   +4.74%   +5.10%   +3.07%   +2.51%   +3.62%   +5.82%   +7.42%   +7.86%   +5.97%
                                     ----------------------------------------------------------------------------------------
Ratios/Supplemental Data
    Net Assets, End of Year (in
     millions)                       $ 308.2  $ 363.4  $ 308.3  $ 251.5  $ 277.2  $ 301.1  $ 246.5  $ 234.6  $ 184.3  $ 173.2
                                     ----------------------------------------------------------------------------------------
    Ratio of Gross Expenses to
     Average Net Assets(3)               .64%     .67%     .65%      --       --       --       --       --       --       --
                                     ----------------------------------------------------------------------------------------
    Ratio of Net Expenses to
     Average Net Assets                  .63%     .67%     .65%     .72%     .70%     .66%     .68%     .74%     .87%     .79%(4)
                                     ----------------------------------------------------------------------------------------
    Ratio of Net Investment Income
     to Average Net Assets              4.65%    4.65%    5.00%    3.00%    2.48%    3.50%    5.66%    7.19%    7.55%    5.73%(4)
                                     ----------------------------------------------------------------------------------------



SEE NOTES TO FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS

Neuberger&Berman

          Cash Reserves

--------------------------------------------------------------------------------

   The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.



                                                                                                                    Period from
                                                                                                                 April 12, 1988(5)
                                                            Year Ended October 31,                                to October 31,
                                1997(1)  1996(1)  1995(1)  1994(1)  1993(1)   1992     1991     1990     1989          1988
                                --------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
 Year                           $1.0000  $1.0000  $1.0000  $1.0001  $1.0001  $1.0000  $1.0000  $1.0001  $1.0000       $1.0000
                                --------------------------------------------------------------------------------------------------
Income From Investment
 Operations
    Net Investment Income         .0499    .0486    .0529    .0327    .0263    .0363    .0600    .0766    .0866         .0401
    Net Gains or Losses on
     Securities                      --       --       --       --    .0002    .0002       --       --    .0001            --
                                --------------------------------------------------------------------------------------------------
      Total From Investment
       Operations                 .0499    .0486    .0529    .0327    .0265    .0365    .0600    .0766    .0867         .0401
                                --------------------------------------------------------------------------------------------------
Less Distributions
    Dividends (from net
     investment income)          (.0499)  (.0486)  (.0529)  (.0327)  (.0263)  (.0363)  (.0600)  (.0766)  (.0866)       (.0401)
    Distributions (from net
     capital gains)                  --       --       --   (.0001)  (.0002)  (.0001)      --   (.0001)      --            --
                                --------------------------------------------------------------------------------------------------
      Total Distributions        (.0499)  (.0486)  (.0529)  (.0328)  (.0265)  (.0364)  (.0600)  (.0767)  (.0866)       (.0401)
                                --------------------------------------------------------------------------------------------------
Net Asset Value, End of Year    $1.0000  $1.0000  $1.0000  $1.0000  $1.0001  $1.0001  $1.0000  $1.0000  $1.0001       $1.0000
                                --------------------------------------------------------------------------------------------------
Total Return(2)                   +5.11%   +4.97%   +5.42%   +3.33%   +2.68%   +3.69%   +6.17%   +7.94%   +9.01%        +4.08%(6)
                                --------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
    Net Assets, End of Year
     (in millions)              $ 664.1  $ 482.0  $ 408.9  $ 311.9  $ 273.1  $ 261.7  $ 278.9  $ 278.2  $ 267.1       $ 140.9
                                --------------------------------------------------------------------------------------------------
    Ratio of Gross Expenses to
     Average Net Assets(3)          .63%     .66%     .65%      --       --       --       --       --       --            --
                                --------------------------------------------------------------------------------------------------
    Ratio of Net Expenses to
     Average Net Assets(4)          .63%     .65%     .65%     .65%     .65%     .65%     .65%     .65%     .65%          .60%(7)
                                --------------------------------------------------------------------------------------------------
    Ratio of Net Investment
     Income to Average Net
     Assets(4)                     4.98%    4.86%    5.30%    3.31%    2.63%    3.63%    6.00%    7.66%    8.70%         7.54%(7)
                                --------------------------------------------------------------------------------------------------



SEE NOTES TO FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS

Neuberger&Berman

          Limited Maturity Bond Fund

--------------------------------------------------------------------------------

   The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.



                                                                                                                     Period from
                                                                                                                    March 1, 1988
                                                               Year Ended October 31,                               to October 31,
                                  1997(1)   1996(1)   1995(1)   1994(1)   1993(1)    1992    1991    1990    1989        1988
                                  ------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
 Year                             $ 9.99    $10.06    $ 9.88    $10.49    $10.40    $10.24  $ 9.91  $ 9.96  $ 9.88      $10.00
                                  ------------------------------------------------------------------------------------------------
Income From Investment
 Operations
    Net Investment Income            .63       .60       .62       .56       .58       .63     .71     .80     .82         .48
    Net Gains or Losses on
     Securities (both realized
     and unrealized)                 .04      (.07)      .18      (.55)      .14       .16     .33    (.05)    .08        (.12)
                                  ------------------------------------------------------------------------------------------------
      Total From Investment
       Operations                    .67       .53       .80       .01       .72       .79    1.04     .75     .90         .36
                                  ------------------------------------------------------------------------------------------------
Less Distributions
    Dividends (from net
     investment income)             (.63)     (.60)     (.62)     (.56)     (.58)     (.63)   (.71)   (.80)   (.82)       (.48)
    Distributions (from net
     capital gains)                   --        --        --      (.05)     (.05)       --      --      --      --          --
    Distributions (in excess of
     net capital gains)               --        --        --      (.01)       --        --      --      --      --          --
    Tax return of capital             --        --        --        --        --        --      --      --      --          --
                                  ------------------------------------------------------------------------------------------------
      Total Distributions           (.63)     (.60)     (.62)     (.62)     (.63)     (.63)   (.71)   (.80)   (.82)       (.48)
                                  ------------------------------------------------------------------------------------------------
Net Asset Value, End of Year      $10.03    $ 9.99    $10.06    $ 9.88    $10.49    $10.40  $10.24  $ 9.91  $ 9.96      $ 9.88
                                  ------------------------------------------------------------------------------------------------
Total Return(2)                    +6.97%    +5.44%    +8.32%    +0.13%    +7.09%    +7.87% +10.89%  +7.85%  +9.56%      +3.76%(6)
                                  ------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
    Net Assets, End of Year (in
     millions)                    $255.4    $245.7    $307.4    $308.6    $357.3    $273.0  $163.2  $101.3  $107.7      $133.5
                                  ------------------------------------------------------------------------------------------------
    Ratio of Gross Expenses to
     Average Net Assets(3)           .70%      .71%      .70%       --        --        --      --      --      --          --
                                  ------------------------------------------------------------------------------------------------
    Ratio of Net Expenses to
     Average Net Assets(4)           .70%      .70%      .70%      .69%      .65%      .65%    .65%    .65%    .65%        .63%(7)
                                  ------------------------------------------------------------------------------------------------
    Ratio of Net Investment
     Income to Average Net
     Assets(4)                      6.34%     6.10%     6.21%     5.53%     5.49%     6.02%   7.07%   8.09%   8.33%       7.34%(7)
                                  ------------------------------------------------------------------------------------------------
    Portfolio Turnover Rate(8)        --        --        --        --       114%      113%     88%     88%    121%         68%
                                  ------------------------------------------------------------------------------------------------



SEE NOTES TO FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS
Neuberger&Berman
          Municipal Money Fund
--------------------------------------------------------------------------------

   The following table includes selected data for a share outstanding thoughout each year and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.



                                                                       Year Ended October 31,
                                  1997(1)   1996(1)   1995(1)   1994(1)   1993(1)    1992    1991    1990    1989        1988
                                  ------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
 Year                             $.9993    $.9994    $.9995    $.9996    $.9995    $.9989  $.9989  $.9989  $.9993      $.9995
                                  ------------------------------------------------------------------------------------------------
Income From Investment
 Operations
    Net Investment Income          .0296     .0285     .0324     .0204     .0184     .0263   .0432   .0539   .0591       .0478
    Net Gains or Losses on
     Securities                    .0001    (.0001)   (.0001)   (.0001)    .0001     .0006      --      --  (.0004)     (.0002)
                                  ------------------------------------------------------------------------------------------------
      Total From Investment
       Operations                  .0297     .0284     .0323     .0203     .0185     .0269   .0432   .0539   .0587       .0476
                                  ------------------------------------------------------------------------------------------------
Less Distributions
    Dividends (from net
     investment income)           (.0296)   (.0285)   (.0324)   (.0204)   (.0184)   (.0263) (.0432) (.0539) (.0591)     (.0478)
                                  ------------------------------------------------------------------------------------------------
Net Asset Value, End of Year      $.9994    $.9993    $.9994    $.9995    $.9996    $.9995  $.9989  $.9989  $.9989      $.9993
                                  ------------------------------------------------------------------------------------------------
Total Return(2)                    +3.00%    +2.89%    +3.29%    +2.06%    +1.86%    +2.66%  +4.40%  +5.53%  +6.07%      +4.89%
                                  ------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
    Net Assets, End of Year (in
     millions)                    $156.3    $132.6    $160.9    $150.3    $181.6    $195.6  $173.9  $190.6  $204.8      $184.5
                                  ------------------------------------------------------------------------------------------------
    Ratio of Gross Expenses to
     Average Net Assets(3)           .73%      .73%      .71%       --        --        --      --      --      --          --
                                  ------------------------------------------------------------------------------------------------
    Ratio of Net Expenses to
     Average Net Assets              .72%      .72%      .71%      .73%      .74%      .67%    .66%    .67%    .74%        .69%
                                  ------------------------------------------------------------------------------------------------
    Ratio of Net Investment
     Income to Average Net
     Assets                         2.95%     2.86%     3.24%     2.02%     1.85%     2.63%   4.34%   5.41%   5.91%       4.76%
                                  ------------------------------------------------------------------------------------------------



SEE NOTES TO FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS

Neuberger&Berman

          Municipal Securities Trust

--------------------------------------------------------------------------------

   The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.



                                                                            Year Ended October 31,
                                           1997(1)   1996(1)   1995(1)   1994(1)   1993(1)    1992    1991    1990    1989    1988
                                           ----------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year         $10.78    $10.83    $10.26    $11.12    $10.53    $10.39  $10.14  $10.09  $10.08  $ 9.73
                                           ----------------------------------------------------------------------------------------
Income From Investment Operations
    Net Investment Income                     .47       .47       .47       .46       .48       .54     .58     .64     .63     .59
    Net Gains or Losses on Securities
     (both realized and unrealized)           .24      (.05)      .57      (.73)      .68       .14     .25     .05     .01     .35
                                           ----------------------------------------------------------------------------------------
      Total From Investment Operations        .71       .42      1.04      (.27)     1.16       .68     .83     .69     .64     .94
                                           ----------------------------------------------------------------------------------------
Less Distributions
    Dividends (from net investment
     income)                                 (.47)     (.47)     (.47)     (.46)     (.48)     (.54)   (.58)   (.64)   (.63)   (.59)
    Distributions (from net capital
     gains)                                    --        --        --      (.12)     (.09)       --      --      --      --      --
    Distributions (in excess of net
     capital gains)                            --        --        --      (.01)       --        --      --      --      --      --
                                           ----------------------------------------------------------------------------------------
      Total Distributions                    (.47)     (.47)     (.47)     (.59)     (.57)     (.54)   (.58)   (.64)   (.63)   (.59)
                                           ----------------------------------------------------------------------------------------
Net Asset Value, End of Year               $11.02    $10.78    $10.83    $10.26    $11.12    $10.53  $10.39  $10.14  $10.09  $10.08
                                           ----------------------------------------------------------------------------------------
Total Return(2)                             +6.71%    +3.92%   +10.35%    -2.57%   +11.30%    +6.72%  +8.41%  +6.99%  +6.55%  +9.88%
Ratios/Supplemental Data
    Net Assets, End of Year (in millions)  $ 31.6    $ 38.9    $ 44.3    $ 51.1    $105.2    $ 37.0  $ 25.5  $ 14.1  $ 10.5  $  9.8
                                           ----------------------------------------------------------------------------------------
    Ratio of Gross Expenses to Average
     Net Assets(3)                            .66%      .66%      .66%       --        --        --      --      --      --      --
                                           ----------------------------------------------------------------------------------------
    Ratio of Net Expenses to Average Net
     Assets(4)                                .65%      .65%      .65%      .65%      .62%      .50%    .50%    .50%    .50%    .50%
                                           ----------------------------------------------------------------------------------------
    Ratio of Net Investment Income to
     Average Net Assets(4)                   4.30%     4.32%     4.45%     4.24%     4.33%     5.16%   5.61%   6.28%   6.26%   5.90%
                                           ----------------------------------------------------------------------------------------
    Portfolio Turnover Rate(8)                 --        --        --        --        35%       46%     10%     42%     17%     23%
                                           ----------------------------------------------------------------------------------------



SEE NOTES TO FINANCIAL HIGHLIGHTS

NOTES TO FINANCIAL HIGHLIGHTS


1) The per share amounts and ratios which are shown reflect income and expenses, including each Fund's proportionate share of its corresponding Portfolio's income and expenses.


2) Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of each Fund during each fiscal period and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. For each Fund (except Neuberger&Berman MUNICIPAL MONEY Fund), total return would have been lower if N&B Management had not reimbursed certain expenses.


3) For fiscal periods ending after September 1, 1995, each Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements. These ratios reflect the reimbursement of certain expenses.


4)  After reimbursement of expenses by N&B Management. Had
    N&B Management not undertaken such action the annualized ratios of net expenses and net investment income to average daily net assets would have been:



NEUBERGER&BERMAN GOVERNMENT MONEY
FUND

                                      Year Ended
                                      October 31,
                                         1988
--------------------------------------------------
Net Expenses                                 .83%
Net Investment Income                       5.69%



NEUBERGER&BERMAN CASH RESERVES

                                                                                                      Period from
                                                                                                     April 12, 1988
                                                        Year Ended October 31,                       to October 31,
                                     1996    1995    1994    1993    1992    1991    1990    1989         1988
-------------------------------------------------------------------------------------------------------------------
Net Expenses                          .67%    .68%    .71%    .76%    .69%    .69%    .72%    .83%       1.03%
Net Investment Income                4.84%   5.27%   3.25%   2.52%   3.59%   5.96%   7.59%   8.52%       7.11%

    For the year ended October 31, 1997, there was no reimbursement of expenses by N&B Management for Neuberger&Berman CASH RESERVES.



NEUBERGER&BERMAN LIMITED MATURITY BOND FUND

                                                                                                             Period from
                                                                                                              March 1,
                                                                                                               1988 to
                                                            Year Ended October 31,                           October 31,
                                     1997    1996    1995    1994    1993    1992    1991    1990    1989       1988
------------------------------------------------------------------------------------------------------------------------
Net Expenses                          .71%    .71%    .71%    .71%    .73%    .68%    .72%    .71%    .77%       .74%
Net Investment Income                6.33%   6.09%   6.20%   5.51%   5.42%   5.99%   7.00%   8.03%   8.21%      7.23%



NEUBERGER&BERMAN MUNICIPAL SECURITIES TRUST

                                                                Year Ended October 31,
                                     1997    1996    1995    1994    1993    1992    1991    1990    1989    1988
------------------------------------------------------------------------------------------------------------------
Net Expenses                         1.05%   1.04%    .98%    .82%   1.04%   1.16%   1.38%   1.67%   2.50%   2.00%
Net Investment Income                3.90%   3.93%   4.12%   4.07%   3.91%   4.50%   4.73%   5.11%   4.26%   4.40%



5)  The date investment operations commenced.


6)  Not annualized.


7)  Annualized.


8) Neuberger&Berman LIMITED MATURITY Bond Fund and Neuberger&Berman MUNICIPAL SECURITIES Trust transferred all of their investment securities into their corresponding Portfolios on July 2, 1993. After that date each Fund has invested only in its corresponding Portfolio, and that Portfolio, rather than the Fund, has engaged in securities transactions. Therefore, after that date neither Fund has calculated a portfolio turnover rate. The portfolio turnover rates for each Portfolio were as follows:



                                                                       Period from
                                                                       July 2, 1993
                                                                      (Commencement
                                                                      of Operations)
                                        Year Ended October 31,        to October 31,
                                     1997    1996    1995    1994          1993
-------------------------------------------------------------------------------------
Neuberger&Berman LIMITED MATURITY
Bond Portfolio                        89%    169%     88%    102%            71%
Neuberger&Berman MUNICIPAL
SECURITIES Portfolio                  22%      3%     66%    127%            25%

INVESTMENT PROGRAMS


   The investment policies and limitations of each Fund are identical to those of its corresponding Portfolio. Each Fund invests only in its corresponding Portfolio. Therefore, the following shows you the kinds of securities in which each Portfolio invests. For an explanation of some types of investments, see "Description of Investments" on page 49.

   Investment policies and limitations of the Funds and Portfolios are not fundamental unless otherwise specified in this Prospectus or the SAIs. Fundamental policies may not be changed without shareholder approval. A non-fundamental policy or limitation may be changed by the trustees of the Trust or of Managers Trust without shareholder approval.
   The investment objectives of the Funds and Portfolios are not fundamental. There can be no assurance that the Funds or Portfolios will achieve their objectives. Each Fund, by itself, does not represent a comprehensive investment program.
   Additional investment techniques, features, and limitations concerning the Portfolios' investment programs are described in the SAIs.
   The value of fixed income securities is likely to rise in times of falling market interest rates and fall in times of rising interest rates. Investments in shorter-term income securities normally are less affected by interest rate changes than are investments in longer-term securities. The value of income securities is also affected by changes in the creditworthiness of the issuer.

          Money Market Portfolios

----------------------------------------------------------------------

   The investment objective of Neuberger&Berman GOVERNMENT MONEY Fund and Portfolio is to provide maximum safety and liquidity with the highest available current income. The investment objective of Neuberger&Berman CASH RESERVES and Neuberger&Berman CASH RESERVES Portfolio is to provide the highest current income consistent with safety and liquidity.

   Neuberger&Berman   GOVERNMENT  MONEY  Portfolio   and  Neuberger&Berman  CASH
RESERVES Portfolio each invests in a portfolio of debt instruments with remaining maturities of 397 days or less and each maintains a dollar-weighted average portfolio maturity of not more than 90 days. Each Portfolio uses the amortized cost method of valuation to enable its corresponding Fund to maintain a stable $1.00 share price. Of course, there is no guarantee that either Fund will be able to maintain a $1.00 share price.


   As a fundamental policy, Neuberger&Berman GOVERNMENT MONEY Portfolio may invest only in U.S. Treasury obligations and other securities backed by the full faith and credit of the United States. As a fundamental policy, the Portfolio may not invest in repurchase agreements.

   Neuberger&Berman CASH RESERVES Portfolio invests in high-quality U.S. dollar-denominated money market instruments of U.S. and foreign issuers, including governments and their agencies and instrumentalities, banks and other financial institutions, and corporations, and may invest in repurchase agreements with respect to these instruments. The Portfolio may invest 25% or more of its total assets in U.S. Government and Agency Securities or in certificates of deposit or bankers' acceptances issued by domestic branches of U.S. banks. The Portfolio may also invest in municipal obligations that otherwise meet its criteria for quality and maturity.


          Bond Portfolios


----------------------------------------------------------------------


   The investment objective of Neuberger&Berman LIMITED MATURITY Bond Fund and Portfolio is to provide the highest current income consistent with low risk to principal and liquidity; and secondarily, total return. The investment objective of Neuberger&Berman HIGH YIELD Bond Fund and Portfolio is high current income and, secondarily, capital growth by investing primarily in a diversified portfolio of lower-rated debt securities.


   Neuberger&Berman LIMITED MATURITY Bond Portfolio seeks to increase income and preserve or enhance total return by actively managing average portfolio duration in light of market conditions and trends. The Portfolio invests in a diversified portfolio consisting primarily of U.S. Government and Agency Securities and investment grade debt securities issued by financial institutions, corporations, and others. The dollar-weighted average duration of the Portfolio will not exceed four years, although the Portfolio may invest in individual securities of any duration. The Portfolio's dollar-weighted average maturity may range up to five years. Securities in which the Portfolio may invest include mortgage-backed and asset-backed securities, repurchase agreements with respect to U.S. Government and Agency Securities, and foreign investments. The Portfolio may invest up to 10% of its net assets in fixed income securities that are below investment grade, including unrated securities deemed by N&B Management to be of comparable quality. The Portfolio will not invest in such securities unless, at the time of purchase, they are rated at least B by Moody's or S&P or, if unrated by either of those entities, deemed by N&B Management to be of comparable quality. For information on the risks associated with investments in securities rated below investment grade, see "Ratings of Debt Securities." The Portfolio may purchase and sell covered call and put options, interest-rate futures contracts, and options on those futures contracts and may lend portfolio securities. The Portfolio may invest up to 5% of its net assets in municipal securities when N&B Management believes such securities may outperform other available issues.


   Under normal circumstances, Neuberger&Berman HIGH YIELD Bond Portfolio will invest at least 65% of its total assets in lower-rated debt securities. Lower-rated debt securities are securities rated below investment grade or unrated securities deemed by N&B Management to be of comparable quality. They are also known as "junk bonds" or "high yield securities." The Portfolio has no limits on the minimum quality or the maturity of its investments. For the definition of lower-rated debt securities and information on the risks associated with these securities, see "Ratings of Debt Securities."


   Neuberger&Berman HIGH YIELD Bond Portfolio may also invest in investment grade debt securities, preferred stocks, warrants, convertible securities and common stocks. The Portfolio may not invest more than 20% of its total assets in equity securities. This restriction does not apply to income-producing preferred stocks and convertible securities, nor to equity securities acquired as part of a unit with a fixed income security. The Portfolio may invest up to 25% of its net assets in foreign securities denominated in foreign currencies and American Depositary Receipts ("ADRs") on such securities. Within that limitation, however, the Portfolio is not restricted in the amount it may invest in securities denominated in any one foreign currency. The Portfolio may purchase and sell covered call and put options, interest-rate futures contracts, and options on those futures contracts and may lend portfolio securities.


          Municipal Portfolios

----------------------------------------------------------------------


   The investment objective of Neuberger&Berman MUNICIPAL MONEY Fund and Portfolio is to provide the maximum current income exempt from federal income tax ("tax-exempt income") consistent with safety and liquidity. The investment objective of Neuberger&Berman MUNICIPAL SECURITIES Trust and Portfolio is to provide high current tax-exempt income with low risk to principal, limited price fluctuation and liquidity, and secondarily, total return.


   Each Portfolio may invest without limit in municipal securities issued to finance private activities, the interest on which may be a tax preference item for purposes of the federal alternative minimum tax. To the extent a Portfolio makes those investments, a portion of your dividends from the corresponding Fund may be subject to that tax. See "Dividends, Other Distributions, and Taxes." Neuberger&Berman MUNICIPAL MONEY Portfolio and Neuberger&Berman MUNICIPAL SECURITIES Portfolio each normally invests only in municipal obligations. In addition, when, in N&B Management's opinion, market conditions warrant a defensive posture, each Portfolio may temporarily invest in short-term, high-quality taxable securities.

   Neuberger&Berman MUNICIPAL MONEY Portfolio invests in high-quality municipal obligations with remaining maturities of 397 days or less and maintains a dollar-weighted average portfolio maturity of not more than 90 days. The Portfolio uses the amortized cost method of valuation to enable its corresponding Fund to maintain a stable $1.00 share price. Of course, there is no guarantee that the Fund will be able to maintain a $1.00 share price.

   Neuberger&Berman MUNICIPAL SECURITIES Portfolio normally invests in investment grade municipal securities. As a fundamental policy, the Portfolio invests at least 80% of its total assets in municipal obligations. The Portfolio's dollar-weighted average duration will not exceed ten years. The Portfolio seeks to increase income and preserve or enhance total return by actively managing the average portfolio duration in light of market conditions and trends. The Portfolio also may seek to hedge all or a part of its portfolio against changes in securities prices resulting from changes in interest rates by buying or selling interest-rate futures contracts and options on those contracts.


          Short-Term Trading; Portfolio Turnover

----------------------------------------------------------------------


   Although none of the Portfolios purchases securities with the intention of profiting from short-term trading, each Portfolio may sell portfolio securities prior to maturity when N&B Management believes that such action is advisable. See "Notes to Financial Highlights" for more information about the portfolio turnover rates of Neuberger&Berman LIMITED MATURITY Bond and MUNICIPAL SECURITIES Portfolios. Neuberger&Berman HIGH YIELD Bond Portfolio is not expected to exceed a 300% portfolio turnover rate. Turnover rates in excess of 100% generally result in higher transaction costs (which are borne directly by the Portfolio and indirectly by the corresponding Fund) and a possible increase in realized short-term capital gains or losses. See "Dividends, Other Distributions, and Taxes" on page 39 and the SAIs.



          Ratings of Debt Securities


----------------------------------------------------------------------


    HIGH-QUALITY DEBT SECURITIES. High-quality debt securities are securities that have received a rating from at least one nationally recognized statistical rating organization ("NRSRO"), such as S&P, Moody's, Fitch Investors Services, Inc., or Duff & Phelps Credit Rating Co., in one of the two highest rating categories (the highest category in the case of commercial paper) or, if not rated by any NRSRO, such as U.S. Government and Agency Securities, have been determined by N&B Management to be of comparable quality. If two or more NRSROs have rated a security, at least two of them must rate it as high quality if the security is to be eligible for purchase by a Money Market Portfolio (including Neuberger&Berman MUNICIPAL MONEY Portfolio).


    INVESTMENT GRADE DEBT SECURITIES. Investment grade debt securities are securities that have received a rating from at least one NRSRO in one of the four highest rating categories or, if not rated by any NRSRO, have been determined by N&B

Management to be of comparable quality. Securities rated by Moody's in its fourth highest category (Baa) may have speculative characteristics; a change in economic factors could lead to a weakened capacity of the issuer to repay.


    LOWER-RATED DEBT SECURITIES (NEUBERGER&BERMAN LIMITED MATURITY BOND PORTFOLIO AND NEUBERGER&BERMAN HIGH YIELD BOND PORTFOLIO). Lower-rated debt securities or "junk bonds" are those rated below the fourth highest category by all NRSROs that have rated them (including those securities rated as low as D by S&P) or unrated securities of comparable quality. Securities rated below investment grade may be considered speculative. Securities rated B are judged to be predominantly speculative with respect to their capacity to pay interest and repay principal in accordance with the terms of the obligations. Although these securities generally offer higher yields than investment grade debt securities with similar maturities, lower-quality securities involve greater risks, including the possibility of default or bankruptcy by the issuer or the securities may already be in default. Changes in economic conditions, changes in interest rates, or developments regarding the entity issuing the security are more likely to cause price volatility and weaken the capacity of the issuer to make principal and interest payments than is the case for higher-grade debt securities. In addition, a fund that invests in lower-quality securities may incur additional expenses to the extent recovery is sought on defaulted securities. Because of the many risks involved in investing in high-yield securities, the success of such investments is dependent on the credit analysis of N&B Management. It is uncertain how high-yield securities will perform in a market with rising or continually high interest rates. Additionally, lower-rated debt securities tend to be less liquid than other securities because the market for them may not be as broad or active; judgment may play a greater role in pricing such securities than it does for more liquid securities. For Neuberger&Berman LIMITED MATURITY Bond Portfolio, N&B Management seeks to reduce the risks associated with investing in such securities by limiting that Portfolio's holdings in them and by extensively analyzing the potential benefits of such an investment in relation to the associated risks.


   The following table shows the ratings of debt securities held by Neuberger& Berman LIMITED MATURITY Bond Portfolio during the fiscal year ended October 31, 1997. The percentages in each category represent the average of dollar-weighted month-end holdings during the period. These percentages are historical only and are not necessarily representative of the ratings of current and future holdings. During this period, the Portfolio did not invest in any unrated corporate securities.

                                               MOODY'S                      S&P
                                              (AS A % OF                 (AS A % OF
                                             INVESTMENTS)               INVESTMENTS)
INVESTMENT GRADE                         RATING       AVERAGE       RATING       AVERAGE
----------------------------------------------------------------------------------------
Treasury/Agency*                         TSY/AGY       15.26%       TSY/AGY       15.26%
Highest quality                            Aaa         17.91%         AAA         17.91%
High quality                               Aa           4.38%         AA           1.81%
Upper-medium grade                          A          19.99%          A          24.05%
Medium grade                               Baa         25.58%         BBB         29.07%

LOWER QUALITY**
Moderately speculative                     Ba          12.81%         BB           6.92%
Speculative                                 B           3.94%          B           4.85%
Highly speculative                         Caa            --          CCC            --
Poor quality                               Ca             --          CC             --
Lowest quality, no interest                 C             --           C             --
In default, in arrears                     --             --           D             --
TOTAL                                                  99.87%+                    99.87%+



 * U.S. GOVERNMENT AND AGENCY SECURITIES ARE NOT RATED BY MOODY'S OR S&P.


** INCLUDES SECURITIES RATED INVESTMENT GRADE BY OTHER NRSROS.


 + MOODY'S AND S&P DID NOT RATE EVERY SECURITY PURCHASED DURING THIS PERIOD.



   See Appendix A for further information about the ratings of debt securities assigned by S&P and Moody's.


          Borrowings

----------------------------------------------------------------------

   Each Portfolio has a fundamental policy that it may not borrow money, except that it may (1) borrow money from banks for temporary or emergency purposes and not for leveraging or investment and (2) except for Neuberger&Berman GOVERNMENT MONEY Portfolio, enter into reverse repurchase agreements for any purpose, so long as the aggregate amount of borrowings and reverse repurchase agreements does not exceed one-third of the Portfolio's total assets (including the amount borrowed) less liabilities (other than borrowings). As a non-fundamental policy, none of the Portfolios may purchase portfolio securities if its outstanding borrowings, including reverse repurchase agreements, exceed 5% of its total assets. Dollar rolls are treated as reverse repurchase agreements for purposes of this limitation.

          Other Investments

----------------------------------------------------------------------

   For temporary defensive purposes, each Portfolio may invest up to 100% of its total assets in cash or cash equivalents, commercial paper (except for Neuberger& Berman GOVERNMENT MONEY Portfolio), U.S. Government and Agency Securities and certain other money market instruments, as well as (except for Neuberger&

Berman GOVERNMENT MONEY Portfolio) repurchase agreements on U.S. Government and Agency Securities, the interest on which may be subject to federal and state income taxes, and may adopt shorter than normal weighted average maturities or durations. Yields on these securities are generally lower than yields available on the lower-rated debt securities in which Neuberger&Berman HIGH YIELD Bond Portfolio normally invests.


          Duration

----------------------------------------------------------------------

   Duration is a measure of the sensitivity of debt securities to changes in market interest rates, based on the entire cash flow associated with the securities, including payments occurring before the final repayment of principal. For all Portfolios except the money market portfolios, N&B Management utilizes duration as a tool in portfolio selection instead of the more traditional measure known as "term to maturity." "Term to maturity" measures only the time until a debt security provides its final payment, taking no account of the pattern of the security's payments prior to maturity. Duration incorporates a bond's yield, coupon interest payments, final maturity and call features into one measure. Duration therefore provides a more accurate measurement of a bond's likely price change in response to a given change in market interest rates. The longer the duration, the greater the bond's price movement will be as interest rates change. For any fixed income security with interest payments accruing prior to the payment of principal, duration is always less than maturity.
   Futures, options and options on futures have durations which are generally related to the duration of the securities underlying them. Holding long futures or call option positions will lengthen a Portfolio's duration by approximately the same amount as would holding an equivalent amount of the underlying securities. Short futures or put options have durations roughly equal to the negative duration of the securities that underlie these positions, and have the effect of reducing portfolio duration by approximately the same amount as would selling an equivalent amount of the underlying securities.
   There are some situations where even the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset. Another example where the interest rate exposure is not properly captured by duration is the case of mortgage-backed securities. The stated final maturity of such securities is generally 30 years, but current and expected prepayment rates are critical in determining the securities' interest rate exposure. In these and other similar situations, N&B Management, where permitted, will use more sophisticated analytical techniques that incorporate the expected economic life of a security into the determination of its interest rate exposure.

PERFORMANCE INFORMATION

   The performance of the Funds can be measured as YIELD or as TOTAL RETURN. The Portfolios invest in various kinds of fixed income securities, so their performance is related to changes in interest rates. Generally, investments in shorter-term income securities are less affected by interest rate changes than are investments in longer-term income securities. For this reason, longer-term bond funds usually have higher yields and carry more interest-rate risk than shorter-term bond funds. Money market funds, which seek to maintain a stable share price and invest only in income securities with remaining maturities of 397 days or less, have the least interest-rate risk. The creditworthiness of issuers of income securities also affects risk; for example, U.S. Government and Agency securities are generally considered to have less credit risk than investment grade bonds.

   The table under "Summary -- The Funds and Portfolios" shows the investment objective, principal types of investments, and comparative information for each Fund and its corresponding Portfolio. This should help you decide which Fund best fits your needs. For more detailed information, see "Investment Programs" and "Description of Investments." Further information regarding each Fund's (except Neuberger& Berman HIGH YIELD Bond Fund) performance is presented in its annual report to shareholders, which is available without charge by calling
800-877-9700. Information regarding Neuberger&Berman HIGH YIELD Bond Fund's performance will be presented in its annual report to shareholders for the fiscal year ended October 31, 1998.

   Past results do not, of course, guarantee future performance. Share prices may vary, and your shares when redeemed may be worth more or less than your original purchase price.

          Yield

----------------------------------------------------------------------

   YIELD refers to the income generated by an investment over a particular period of time, which is annualized (assumed to have been generated for one year) and expressed as an annual percentage rate. EFFECTIVE YIELD is yield assuming that all distributions are reinvested. Annualized yields for money market funds based on the return for a recent seven-day period are called CURRENT YIELDS.

          Total Return

----------------------------------------------------------------------

   TOTAL RETURN is the change in value of an investment in a fund over a particular period, assuming that all distributions have been reinvested. Thus, total return reflects not only income earned but also variations in share prices from the beginning to the end of a period.

   An average annual total return is a hypothetical rate of return that, if achieved annually, would result in the same cumulative total return as was actually achieved for the period. This evens out year-to-year variations in actual performance.


          Tax-Equivalent Yield

----------------------------------------------------------------------


    STATE AND LOCAL INCOME TAXES. Dividends paid by Neuberger&Berman GOVERNMENT MONEY Fund that are derived from the interest received or accrued by the
Neuberger&Berman GOVERNMENT MONEY Portfolio on securities that are direct obligations of the U.S. Government or of certain of its agencies or instrumentalities are not subject to the income taxes of most states and localities. For those states and localities where the income dividends are not subject to income taxes, this Fund may measure its performance by a TAX-EQUIVALENT YIELD. This reflects the taxable yield that an individual investor at the highest marginal income tax rate for that state or municipality would have to receive to equal the yield from Neuberger&Berman GOVERNMENT MONEY Fund taking into account that a portion of the dividends paid by the Fund is tax-exempt. Of course, all dividends paid by Neuberger&Berman GOVERNMENT MONEY Fund are subject to federal income tax at applicable rates.



    FEDERAL INCOME TAX. Substantially all income dividends paid by Neuberger& Berman MUNICIPAL MONEY Fund and Neuberger&Berman MUNICIPAL SECURITIES Trust are exempt from federal income tax. The Municipal Funds also may measure their performance by a TAX-EQUIVALENT YIELD. This reflects the taxable yield that an investor at the highest marginal federal income tax rate would have to receive to equal the primarily tax-exempt yield from each Municipal Fund.

   Before investing in one of the Municipal Funds, you may want to determine which investment -- tax-free or taxable -- will result in a higher after-tax yield. To do this, divide the tax-free yield on the investment by the decimal determined by subtracting from 1 the highest federal tax rate you pay. For example, if the tax-free yield is 4% and your maximum federal tax bracket is 39.6%, the computation is:
              4% Tax-Free Yield DIVIDED BY (1 - .396 Tax Rate)
            = 4% DIVIDED BY .604 = 6.62% Tax-Equivalent Yield

   In this example, your after-tax return from the 4% tax-free investment would be higher if available taxable yields are below 6.62%. Conversely, the taxable investment would provide a higher yield when taxable yields exceed 6.62%. This example assumes that all of the income from the investment is exempt.


          Yield and Total Return Information

----------------------------------------------------------------------


   You can obtain current performance information about each Fund by calling N&B Management at 800-877-9700. N&B Management may reimburse certain Funds from time to time for certain expenses, which has the effect of increasing their yields and total returns.

          Neuberger&Berman High Yield Bond Fund:
          Performance of Similar Accounts


----------------------------------------------------------------------


   As of the date of this Prospectus, Neuberger&Berman HIGH YIELD Bond Fund has no investment history. However, Neuberger&Berman has managed a private account with an investment objective, policies and strategy substantially similar to those of the Fund ("Private Account"). Below you will find historical composite total return information for the Private Account, as compared to a market index. This composite performance information is provided to illustrate the past performance of Neuberger&Berman in managing a substantially similar account. It assumes reinvestment of all dividends and other distributions. THE COMPOSITE PERFORMANCE OF THE PRIVATE ACCOUNT DOES NOT REPRESENT THE HISTORICAL PERFORMANCE OF THE FUND AND IS NOT INDICATIVE OF THE FUND'S FUTURE PERFORMANCE.


   Certain investment restrictions imposed by law on registered investment companies such as the Fund are not applicable to the Private Account and may have adversely affected the performance of the Private Account had they been applicable. In addition, the Private Account has lower overall expenses than the Fund; had the expenses of the Private Account been the same as those of the Fund, the Private Account's total return would have been lower than shown here.


   Total Returns for the periods ending December 31, 1997:



                                                           ONE YEAR        SINCE INCEPTION*
----------------------------------------------------------------------------------------------
Private Account                                              14.57%                    16.97%
Lehman Brothers High Yield Index+                            12.76%                    13.78%



   * INCEPTION OF THE PRIVATE ACCOUNT, JULY 1, 1996.
   + THE LEHMAN BROTHERS HIGH YIELD INDEX INCLUDES ALL U.S. DOMESTIC FIXED
     INCOME SECURITIES HAVING A MAXIMUM QUALITY RATING OF Ba1 by Moody's (including defaulted issues), a minimum principal amount outstanding of $100 million, and a remaining term to maturity of at least one year, other than payment-in-kind securities and Eurobonds. Unlike the Private Account and the Fund, the Index does not take into account any of the actual costs of investing, such as management fees.

   The information set forth above relies on data supplied by Neuberger&Berman or derived by Neuberger&Berman from statistical services, reports or other sources Neuberger&Berman believes to be reliable.

HOW TO BUY SHARES


   You can buy shares of any Fund directly by mail, wire, or telephone or through an exchange of shares with another Neuberger&Berman Fund (see "Funds Eligible for Exchange"). Shares are purchased at the next price calculated on a day the New York Stock Exchange ("NYSE") is open, after your purchase order is received and accepted. Prices for shares of Neuberger&Berman GOVERNMENT MONEY Fund, Neuberger&Berman CASH RESERVES, and Neuberger&Berman MUNICIPAL MONEY Fund are calculated as of noon Eastern time; prices for shares of all other Funds are usually calculated as of the close of regular trading on the NYSE, usually 4 p.m. Eastern time.


   N&B Management, in its discretion, may accept or reject purchase orders or waive the minimum investment requirements.


          By Mail

----------------------------------------------------------------------


   Send your check or money order payable to "Neuberger&Berman Funds" by mail to:

   Neuberger&Berman Funds
   Boston Service Center
   P.O. Box 8403
   Boston, MA 02266-8403

or by overnight courier, U.S. Express Mail, or registered or certified mail to:
   Neuberger&Berman Funds
   c/o State Street Bank and Trust Company
   2 Heritage Drive
   North Quincy, MA 02171


   Be sure to specify the name of the Fund whose shares you want to buy. If this is your FIRST PURCHASE of shares of a Fund, please complete and sign an application for a new Fund account and send it along with a check or money order for a minimum of $2,000. For each ADDITIONAL PURCHASE, please send at least $100 for shares of any Fund. YOUR CHECK OR MONEY ORDER TO OPEN A NEW ACCOUNT MUST BE MADE PAYABLE ON ITS FACE TO "NEUBERGER&BERMAN FUNDS." GENERALLY, CHECKS ARE NOT ACCEPTED UNLESS MADE PAYABLE TO "NEUBERGER&BERMAN FUNDS." N&B MANAGEMENT RESERVES THE RIGHT TO ACCEPT CERTAIN CHECKS FOR SUBSEQUENT INVESTMENTS MADE PAYABLE TO THE REGISTERED OWNER(S) FOR THOSE ACCOUNTS.


   Checks and money orders for the purchase of shares of the Funds are accepted only after the check or money order is received at one of the two addresses shown above.

          By Wire

----------------------------------------------------------------------

   Call 800-877-9700 for instructions on how to wire money to buy shares. Your wire goes to State Street Bank and Trust Company ("State Street") and must include your name, the name of the Fund whose shares you want to buy, and your account number. The minimum for a FIRST PURCHASE of shares of a Fund is $2,000. For an ADDITIONAL PURCHASE, you should wire at least $1,000.

          By Telephone

----------------------------------------------------------------------


   Call 800-877-9700 to buy shares of Neuberger&Berman LIMITED MATURITY Bond Fund, Neuberger&Berman HIGH YIELD Bond Fund, or Neuberger&Berman MUNICIPAL SECURITIES Trust. The minimum for a FIRST PURCHASE of shares of any of these Funds by telephone is $2,000. The minimum for an ADDITIONAL PURCHASE is $1,000. Your order may be canceled if your payment is not received by the third business day after your order is placed. In that case you could be liable for any resulting losses or fees a Fund or its agents have incurred. To recover those losses or fees, a Fund has the right to redeem shares from your account. To meet the three-day deadline, you can wire payment, send a check through overnight mail, or call 800-877-9700 for information on how to make an electronic transfer through your bank. Please refer to "Additional Information on Telephone Transactions."


          By Exchanging Shares

----------------------------------------------------------------------

   Call 800-877-9700 for instructions on how to invest by exchanging shares of another Neuberger&Berman Fund for shares of a Fund. To buy Fund shares through an exchange, both fund accounts must be registered in the same name, address, and taxpayer ID number. The minimum for a FIRST PURCHASE of shares of a Fund by an exchange is $2,000 worth of shares of the other fund, and the minimum for an ADDITIONAL PURCHASE is $1,000. For more details, see "Shareholder Services -- Exchange Privilege" and "Funds Eligible for Exchange."

          Other Information

----------------------------------------------------------------------


   / / You  must pay  for your shares  in U.S.  dollars by check  or money order
       (drawn on a U.S. bank), by bank or federal funds wire transfer, or by an electronic bank transfer; cash cannot be accepted.

   / / Each Fund has the right to suspend the offering of its shares for a period of time. Each Fund also has the right to accept or reject a purchase order in its sole discretion, including certain purchase orders using the exchange privilege. See "Shareholder Services -- Exchange Privilege."
   / / If you pay by check and your check does not clear, or if you order shares by telephone and fail to pay for them, your purchase will be canceled and you could be liable for any resulting losses or fees a Fund or its agents have incurred. To recover those losses or fees, a Fund has the right to bill you or to redeem shares from your account.

   / / When  you  sign your  application for  a  new Fund  account, you  will be certifying that your Social Security or other taxpayer ID number is correct and that you are not subject to backup withholding. If you violate certain federal income tax provisions, the Internal Revenue Service can require the Funds to withhold 31% of your distributions and redemption proceeds (other than redemptions from Neuberger&Berman
       GOVERNMENT MONEY Fund, Neuberger&Berman CASH RESERVES, and Neuberger&Berman MUNICIPAL MONEY Fund).


   / / You can also buy shares of the Funds indirectly through certain stockbrokers, banks, and other financial institutions, some of which may charge you a fee. These institutions may have additional requirements to buy shares. Some of these institutions (or their designees) may be authorized to accept purchase orders on behalf of the Funds. A Fund will be deemed to have received your purchase order when an authorized institution (or its designee) accepts the order. Your order will receive the next price calculated after the order has been accepted by the authorized institution (or its designee). You should consult your institution to determine the time by which it must receive your order for you to purchase Fund shares at that day's price.

   / / The Funds will not issue a certificate for your shares unless you write to State Street and request one. Most shareholders do not want a certificate, because you must present the certificate to sell or exchange the shares it represents. This means that you would be able to sell or exchange those shares only by mail, and not by telephone or fax. If you lose your certificate, you will have to pay the expense of replacing it.

   / / You can invest as little as $100 each month under an automatic investing plan. (See "Automatic Investing and Dollar Cost Averaging" on page 35.)

HOW TO SELL SHARES

   You can sell (redeem) all or some of your shares at any time by mail, fax, or telephone, or by writing a check (for certain Funds only). HOWEVER, IF YOU HAVE A CERTIFICATE FOR YOUR SHARES (INCLUDING SHARES OF A FUND'S PREDECESSOR), YOU CAN REDEEM THOSE SHARES ONLY BY SENDING THE CERTIFICATE BY MAIL. You can also sell shares by exchanging them for shares of other Neuberger&Berman Funds; see "Shareholder Services -- Exchange Privilege" for details.
   TO SELL SHARES HELD IN A RETIREMENT ACCOUNT OR BY A TRUST, ESTATE, GUARDIAN, OR BUSINESS ORGANIZATION, PLEASE CALL 800-877-9700 FOR INSTRUCTIONS.

   Shares are sold at the next price calculated on a day the NYSE is open, after your sales order is received and accepted. Prices for shares of Neuberger&Berman GOVERNMENT MONEY Fund, Neuberger&Berman CASH RESERVES, and Neuberger& Berman MUNICIPAL MONEY Fund are calculated as of noon Eastern time; prices for shares of all other Funds are usually calculated as of the close of regular trading on the NYSE, usually 4 p.m. Eastern time.

   Unless otherwise instructed, the Fund will mail a check for your sales proceeds, payable to the owner(s) shown on your account ("record owner"), to the address shown on your account ("record address"). You may designate in your Fund application a bank account to which, at your request, State Street will transfer your sales proceeds electronically (at no charge to you) or will wire your sales proceeds. State Street currently charges a fee of $8.00 for each wire. However, if you have one or more accounts in the Neuberger&Berman Funds aggregating $200,000 or more in value, you will not be charged for wire redemptions; your $8.00 fee will be paid by N&B Management.

   If you purchased shares indirectly through certain stockbrokers, banks, or other financial institutions, you may sell those shares only through those organizations, some of which may charge you a fee. These institutions may have additional requirements to sell shares. Some of these institutions (or their designees) may be authorized to accept redemption orders on behalf of the Funds. A Fund will be deemed to have received your redemption order when an authorized institution (or its designee) accepts the order. Your order will receive the next price calculated after the order has been accepted by the authorized institution (or its designee). You should consult your institution to determine the time by which it must receive your order for you to sell Fund shares at that day's price.

          By Mail or Facsimile Transmission (Fax)

----------------------------------------------------------------------

   Write a redemption request letter with your name and account number, the Fund's name, and the dollar amount or number of shares of the Fund you want to sell, together with any other instructions, and send it by mail to:
   Neuberger&Berman Funds
   Boston Service Center
   P.O. Box 8403
   Boston, MA 02266-8403

or by overnight courier, U.S. Express Mail, or registered or certified mail to:
   Neuberger&Berman Funds
   c/o State Street Bank and Trust Company
   2 Heritage Drive
   North Quincy, MA 02171

or by fax, to redeem up to $50,000 worth of shares, to 212-476-8848. Be sure to have all owners sign the request exactly as their names appear on the account and include the certificate for your shares if you have one. If shares are issued in certificate form, they are not eligible to be redeemed by fax. If you have changed the record address by telephone or fax, shares may not be redeemed by fax for 15 days after receipt of the address change. Please call 800-877-9700 to confirm receipt and acceptance of any order submitted by fax.
   To protect you and the Fund against fraud, your signature on a redemption request must have a SIGNATURE GUARANTEE if (1) you want to sell more than $50,000 worth of shares, (2) you want the redemption check to be made out to someone other than the record owner, (3) you want the check to be mailed somewhere other than the record address, or (4) you want the proceeds to be wired or transferred electronically to a bank account not named in your application or in your prior written instruction with a signature guarantee. You can obtain a signature guarantee from most banks, stockbrokers and dealers, credit unions, and financial institutions, but not from a notary public. A redemption request that requires a signature guarantee should be sent by mail.
   For a redemption request sent by FAX, limited to not more than $50,000, the redemption check may be made out only to the record owner and mailed to the record address or the proceeds wired or transferred electronically to a bank account named in your application or in a written instruction from the record owner with a signature guarantee.
   Please call 800-877-9700 for more information about the signature guarantee requirement.

          By Telephone

----------------------------------------------------------------------

   To sell shares worth at least $500, call 800-877-9700, giving your name and account number, the name of the Fund, and the dollar amount or number of shares you want to sell.

   You can sell shares by telephone unless (1) you have declined this service either in your application or later by writing or by submitting an appropriate form to N&B Management or State Street, (2) you have a certificate for such shares, or (3) you want to sell shares from a retirement account. In addition, if you have changed the record address by telephone or fax, shares may not be redeemed by telephone for 15 days after receipt of the address change.

   Please refer to "Additional Information on Telephone Transactions."

          By Check

----------------------------------------------------------------------

   For Neuberger&Berman GOVERNMENT MONEY Fund, Neuberger&Berman CASH RESERVES, and Neuberger&Berman MUNICIPAL MONEY Fund only, you may sell shares by writing a check for at least $250 on your account. If you requested this service on your application, you will receive a supply of checks. You may write an unlimited number of checks, and there is no charge. Because the amount in your account varies daily, you cannot sell all your shares and close your account by writing a check.

          Other Information

----------------------------------------------------------------------

   / / Usually, redemption proceeds will be mailed on the next business day following the receipt of a proper redemption request, but in any case within three business days of such receipt (under unusual circumstances, the Funds may take longer, as permitted by law). You may also call 800-877-9700 for information on how to receive electronic transfers through your bank.

   / / Each Fund may delay paying for any redemption until it is reasonably satisfied that the check used to buy shares has cleared, which may take up to 15 days after the purchase date. So if you plan to sell shares shortly after buying them, you may want to pay for the purchase with a certified check or by wire transfer.


   / / Each Fund may suspend redemptions or postpone payments on days when the NYSE is closed, when trading on the NYSE is restricted, or as permitted by the SEC.

   / / If you sell shares by writing a check on your account for an amount greater than the value of your shares, or if the check is for less than $250 or has an irregularity (such as no signature), your check will be returned to you and you may be charged $15 by redeeming shares with that value from your account. The check writing redemption service may be modified or terminated at any time, or other charges may be imposed on it.
   / / If, because you sold shares, your account balance with any Fund falls below $2,000, the Fund has the right to close your account after giving you at least 60 days' written notice to reestablish the minimum balance. If you do not do so, the Fund may redeem your remaining shares at their price on the date of redemption and will send the redemption proceeds to you.

   / / No interest will accrue on amounts represented by uncashed redemption or distribution checks.

ADDITIONAL INFORMATION ON TELEPHONE TRANSACTIONS


   A Fund at any time can limit the number of its shares you can buy by telephone or can stop accepting telephone orders. You can sell or exchange shares by telephone, unless (1) you have declined these services in your application or by written notice to N&B Management or State Street, or (2) you have a certificate for such shares. Each Fund or its agent follows reasonable procedures -- requiring you to provide a form of personal identification when you telephone, recording your telephone call, and sending you a written confirmation of each telephone transaction -- designed to confirm that telephone instructions are genuine. However, neither the Fund nor its agent is responsible for the authenticity of telephone instructions or for any losses caused by fraudulent or unauthorized telephone instructions if the Fund or its agent reasonably believed that the instructions were genuine.

   If you are unable to reach N&B Management by telephone (which might be the case, for example, during periods of unusual market activity), consider sending your transaction instructions by fax, overnight courier, or U.S. Express Mail.
   You can buy, sell or exchange shares using an automated telephone service that is available 24 hours a day, every day, to investors using a touch-tone phone. Further information regarding this service, including use of a Personal Identification Number (PIN) and a menu of features, is available from N&B Management by calling 800-877-9700.

SHAREHOLDER SERVICES

   Several services are available to assist you in making and managing your investment in the Funds.

          Automatic Investing and Dollar Cost Averaging

----------------------------------------------------------------------


   If you want to invest regularly, you may participate in a plan that lets you automatically buy shares each month in Neuberger&Berman LIMITED MATURITY Bond Fund, Neuberger&Berman HIGH YIELD Bond Fund, or Neuberger&Berman MUNICIPAL SECURITIES Trust using dollar cost averaging. Under this plan, you buy a fixed dollar amount of shares in any of these Funds at pre-set intervals. You may pay for the shares by automatic transfers from your accounts in Neuberger&Berman GOVERNMENT MONEY Fund, Neuberger&Berman CASH RESERVES, or Neuberger& Berman MUNICIPAL MONEY Fund or by pre-authorized checks or electronic transfers drawn on your bank account. You buy more shares when a Fund's share price is relatively low and fewer shares when a Fund's share price is relatively high. Thus, under this plan your average cost of shares would generally be lower than if you bought a fixed number of shares at the same intervals. To benefit from dollar cost averaging, you should be financially prepared to continue your participation for a long enough period to include times when Fund share prices are lower. Of course, the plan does not guarantee a profit and will not protect you against losses in a declining market. For further information, call 800-877-9700.


          Exchange Privilege

----------------------------------------------------------------------

   To exchange your shares in a Fund for shares in another Neuberger&Berman Fund, call 800-877-9700 between 8 a.m. and 4 p.m., Eastern time, on any Monday through Friday (unless the NYSE is closed). See "Funds Eligible for Exchange." You may also effect an exchange by sending a letter to Neuberger&Berman Management Incorporated, 605 Third Avenue, 2nd Floor, New York, NY 10158-0180,
Attention: [Name of Fund], or by submitting the letter by fax to 212-476-8848, giving your name and account number, the name of the Fund, the dollar amount or number of shares you want to sell, and the name of the Neuberger&Berman Fund whose shares you want to buy. Please call 800-877-9700 to confirm receipt and acceptance of any order submitted by fax. If you have a certificate for your shares, you can exchange them only by mailing the certificate with your letter requesting the exchange. You can use the telephone exchange privilege unless (1) you have declined it in your application or by later writing to N&B Management or State Street, or (2) you have a certificate for such shares. An exchange must be for at least $1,000 worth of shares, and, if the exchange is your FIRST PURCHASE in another Neuberger&Berman Fund, it must be for at least the minimum initial investment amount for that fund. Shares are exchanged at the next price calculated on a day the NYSE is open, after your exchange order is received and accepted. Please note the following about the exchange privilege:
   / / You can  exchange shares  ONLY between  accounts registered  in the  same name, address, and taxpayer ID number.
   / / An exchange order cannot be modified or canceled.
   / / You  can exchange ONLY into a fund  whose shares are eligible for sale in your state under applicable state securities laws.
   / / An exchange may have tax consequences for you.
   / / Because excessive trading (including short-term "market timing" trading) can hurt a Fund's performance, each Fund may refuse any exchange orders
       (1) if they appear to the Fund to be market-timing transactions involving significant portions of the Fund's assets or (2) from any shareholder account if the shareholder previously has been notified by the Fund that the shareholder's use of the exchange privilege was considered excessive. Accounts under common ownership or control, including those with the same taxpayer ID number, will be considered one account for this purpose.
   / / Each Fund may impose other restrictions on the exchange privilege, or modify or terminate the privilege, but will try to give you advance notice whenever it can reasonably do so.
   Please refer to "Additional Information on Telephone Transactions."

          Systematic Withdrawal Plans

----------------------------------------------------------------------

   If you own shares of a Fund worth at least $5,000, you can open a Systematic Withdrawal Plan. Under such a plan, you arrange to withdraw a specific amount (at least $50) on a monthly, quarterly, semi-annual, or annual basis, or you can have your account completely paid out over a specified period of time. You can also arrange for periodic cash withdrawals from your Fund account to pay fees to your financial planner or investment adviser. Because the price of shares of each Fund (other than Neuberger&Berman GOVERNMENT MONEY Fund, Neuberger&Berman CASH RESERVES, and Neuberger&Berman MUNICIPAL MONEY Fund) fluctuates, you may incur capital gains or losses when you redeem shares of the Funds through a Systematic Withdrawal Plan or by other methods. Call 800-877-9700 for more information.

          Retirement Plans

----------------------------------------------------------------------


   Retirement plans permit you to defer paying taxes on investment income and capital gains. Contributions to these plans may also be tax-deductible, although distributions from these plans generally are taxable. In the case of so-called "Roth IRAs," contributions are not tax-deductible but distributions from the plan may be tax free. Please call 800-877-9700 for information on a variety of retirement plans offered by N&B Management, including IRAs, simplified employee pension plans, savings incentive match plans for employees (SIMPLE Retirement Plans) -- IRA version only, self-employed individual retirement plans (so-called "Keogh Plans"), corporate profit-sharing and money purchase pension plans, section 401(k) plans, and section 403(b)(7) accounts. The assets of these plans may be invested in any of the Funds, except Neuberger&Berman MUNICIPAL MONEY Fund, and Neuberger&Berman MUNICIPAL SECURITIES Trust. An investment in Neuberger&Berman HIGH YIELD Bond Fund may not be suitable for retirement accounts.


          Electronic Bank Transfers

----------------------------------------------------------------------

   You may designate, either in your application or later by writing or by submitting an appropriate form to State Street, a bank account through which State Street will electronically transfer monies to you or from you at pre-set intervals (such as under a Systematic Withdrawal Plan or automatic investing plan or for payment of cash distributions) or upon your request. Please include a voided check with your application. This service is not available for retirement accounts.
   State Street does not charge a fee for this service; however, you should contact your bank to ensure that it is able to process electronic transfers. Please call 800-877-9700 for more information. If you wish to terminate this service, you must call at least 10 calendar days before the next scheduled electronic transfer.

          Internet Access

----------------------------------------------------------------------


   N&B Management now maintains an Internet site on the World Wide Web at HTTP://WWW.NBFUNDS.COM. You can access Fund prices and yields, informative articles, interactive worksheets to assist you in financial planning and the prospectuses and applications for certain other Neuberger&Berman Funds.

SHARE PRICES AND NET ASSET VALUE

   Each Fund's shares are bought or sold at a price that is the Fund's net asset value ("NAV") per share. The NAVs for each Fund and its corresponding Portfolio are calculated by subtracting liabilities from total assets (in the case of a Portfolio, the market value of the securities the Portfolio holds plus cash and other assets; in the case of a Fund, its percentage interest in its corresponding Portfolio, multiplied by the Portfolio's NAV, plus any other assets). Each Fund's per share NAV is calculated by dividing its NAV by the number of Fund shares outstanding and rounding the result to the nearest full cent.
   Neuberger&Berman GOVERNMENT MONEY Fund, Neuberger&Berman CASH RESERVES, and Neuberger&Berman MUNICIPAL MONEY Fund try to maintain stable NAVs of $1.00 per share. Their corresponding Portfolios value their securities at their cost at the time of purchase and assume a constant amortization to maturity of any discount or premium. These Portfolios and their corresponding Funds calculate their NAVs as of noon Eastern time on each day the NYSE is open.

   Neuberger&Berman HIGH YIELD Bond and Neuberger&Berman LIMITED MATURITY Bond Portfolios value their securities on the basis of bid quotations from independent pricing services or principal market makers, or, if quotations are not available, by a method that the trustees of Managers Trust believe accurately reflects fair value. The Portfolios periodically verify valuations provided by the pricing services. Short-term securities with remaining maturities of less than 60 days may be valued at cost which, when combined with interest earned, approximates market value. These Portfolios and their corresponding Funds calculate their NAVs as of the close of regular trading on the NYSE, usually 4 p.m. Eastern time, on each day the NYSE is open.


   Neuberger&Berman MUNICIPAL SECURITIES Portfolio uses an independent pricing service to determine the market value of its portfolio securities and periodically verifies the valuations. The Portfolio and its corresponding Fund calculate their NAVs as of the close of regular trading on the NYSE, usually 4 p.m. Eastern time, on each day the NYSE is open.


   If N&B Management believes that the price of a security obtained under a Portfolio's valuation procedures (as described above) does not represent the amount that the Portfolio reasonably expects to receive on a current sale of the security, the Portfolio will value the security based on a method that the trustees of Managers Trust believe accurately reflects fair value.

DIVIDENDS, OTHER DISTRIBUTIONS,
AND TAXES


   Each Fund distributes substantially all of its share of any net investment income (net of the Fund's expenses), any net capital gains from investment transactions and, for Neuberger&Berman LIMITED MATURITY Bond Fund and Neuberger&Berman HIGH YIELD Bond Fund, any net gains from foreign currency transactions earned or realized by the Fund's corresponding Portfolio. Income dividends are declared daily by each Fund at the time its NAV is calculated and are paid monthly, and net capital and foreign currency gains, if any, are normally distributed annually in December. Investors who are considering the purchase of Fund shares in December should take this into account because of the tax consequences of such distributions. Investors in the Money Market Funds (including Neuberger&Berman MUNICIPAL MONEY Fund) whose purchase orders are converted to "federal funds" by noon Eastern time on any given day will accrue income dividends beginning that day. For other Funds, income dividends will accrue beginning on the day after an investor's purchase order is converted to "federal funds."


          Distribution Options

----------------------------------------------------------------------

    REINVESTMENT IN SHARES. All dividends and other distributions, if any, paid on shares of a Fund are automatically reinvested in additional shares of that Fund, unless you elect to receive them in cash. Dividends are reinvested at the Fund's per share NAV on the last business day of each month. Each other distribution is reinvested at the Fund's per share NAV, usually as of the date the distribution is payable. For RETIREMENT ACCOUNTS, all distributions are automatically reinvested in shares; when you are at least 59 1/2 years old, you can receive distributions in cash without incurring a premature distribution penalty tax.

    DIVIDENDS IN CASH. You may elect to receive dividends in cash, with other distributions being reinvested in additional Fund shares, by checking that election box on your Fund application.

    ALL DISTRIBUTIONS IN CASH. You may elect to receive all dividends and other distributions in cash, by checking that election box on your Fund application.

   Checks for cash dividends and other distributions usually will be mailed no later than seven days after the payable date. However, if you purchased your shares with a check, distributions on those shares may not be paid in cash until the Fund is reasonably satisfied that your check has cleared, which may take up to 15 days after the purchase date. No interest will accrue on amounts represented by uncashed dividend or other distribution checks. Cash dividends and other distributions may be paid through an electronic transfer to a bank account designated in your Fund application. Call 800-877-9700 for more information. You can change any distribution election by writing to State Street, the Funds' shareholder servicing agent.

          Taxes

----------------------------------------------------------------------


   Your investment has certain tax consequences, depending on the type of your account and the type of Fund in which you invest. If you have a qualified RETIREMENT ACCOUNT, taxes are deferred.



    TAXES ON DISTRIBUTIONS. Distributions (both income dividends and capital gain distributions) are generally subject to federal income tax and, except in the case of Neuberger&Berman GOVERNMENT MONEY Fund (see below), state and local income taxes. However, substantially all dividends paid by the Municipal Funds generally are expected to be exempt from federal income tax, but may be subject to state and local taxes. Distributions of net realized capital gains by the Municipal Funds, however, generally are subject to all such taxes. Dividends paid by Neuberger&Berman GOVERNMENT MONEY Fund that are derived from the interest received or accrued by Neuberger&Berman GOVERNMENT MONEY Portfolio on securities that are direct obligations of the U.S. Government or of certain of its agencies and instrumentalities are not expected to be subject to income taxes of most states and localities. Not all dividends derived from interest on securities that are backed by the full faith and credit of the United States are exempt from state and local income taxes, and distributions by that Fund of net realized capital gains are fully subject to those taxes. You should consult your tax adviser to determine the taxability of that Fund's dividends and other distributions in your state and locality.


   Those distributions that are not tax-exempt are taxable when they are paid, whether in cash or by reinvestment in additional Fund shares, except that distributions declared in December to shareholders of record on a date in that month and paid in the following January are taxable as if they were paid on December 31 of the year in which the distributions were declared.


   For federal income tax purposes, income dividends and distributions of net short-term capital gain and net gains from certain foreign currency transactions are taxed as ordinary income. Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), when designated as such, are generally taxed as long-term capital gain, no matter how long you have owned your shares. Distributions of net capital gain may include gains from the sale of portfolio securities that appreciated in value before you bought your shares.


   Under the Taxpayer Relief Act of 1997, different maximum tax rates apply to a Fund's distributions of net capital gain depending on its corresponding Portfolio's holding periods for the securities it sold that generated the gain. Both Neuberger& Berman CASH RESERVES Portfolio and Neuberger&Berman LIMITED MATURITY Bond Portfolio may invest in municipal securities. Any distributions of income derived from these securities, however, are not tax-exempt, because these Portfolios do not invest the percentage of their assets in municipal securities that is required under federal tax law in order for their corresponding Funds to be eligible to distribute tax-free income.

   Neuberger&Berman MUNICIPAL MONEY Portfolio and Neuberger&Berman MUNICIPAL SECURITIES Portfolio each may invest up to 100% of its assets in private activity bonds. Distributions to you that are attributable to the interest on these bonds may be a tax preference item for purposes of calculating your federal alternative minimum taxable income.


   Every January, your Fund will send you a statement showing the amount of distributions paid in cash or reinvested in Fund shares for the previous year. You will also receive information showing (1) the portion, if any, of those distributions that generally is not subject to state and local income taxes as well as any dividends that constitute a tax preference item, and (2) capital gain distributions broken down in a manner that will enable you or your tax adviser to determine the appropriate rate of capital gains tax on such distributions.



    ALL FUNDS EXCEPT NEUBERGER&BERMAN GOVERNMENT MONEY FUND, NEUBERGER& BERMAN CASH RESERVES, AND NEUBERGER&BERMAN MUNICIPAL MONEY FUND: TAXES ON REDEMPTIONS. Capital gains realized on redemptions of Fund shares, including redemptions in connection with exchanges to other Neuberger&Berman Funds, are subject to tax. A capital gain or loss generally is the difference between the amount you paid for the shares (including the amount of any dividends and other distributions that were reinvested) and the amount you receive when you sell them. Capital gain on shares held for more than one year will be long-term capital gain, in which event it will be subject to federal income tax at the capital gains rates applicable to your holding period and tax bracket (if you are a non-corporate taxpayer).


   When you sell Fund shares, you will receive a confirmation statement showing the number of shares you sold and the price.


    OTHER. Every January, you will receive a consolidated transaction statement for the previous year. Be sure to keep your statements; they will be useful to you and your tax preparer in determining the capital gains and losses from your redemptions.


   Each Fund intends to qualify for treatment as a regulated investment company for federal income tax purposes so that it will not have to pay federal income tax on that part of its taxable income and realized gains that it distributes to its shareholders.


   The foregoing is only a summary of some of the important income tax considerations affecting each Fund and its shareholders. See the SAIs for additional tax information. There may be other federal, state, local, or foreign tax considerations applicable to a particular investor. Therefore, you should consult your tax adviser.

MANAGEMENT AND ADMINISTRATION

          Trustees and Officers

----------------------------------------------------------------------


   The trustees of the Trust and the trustees of Managers Trust, who are currently the same individuals, have oversight responsibility for the operations of each Fund and each Portfolio, respectively. The SAIs contain general background information about each trustee and officer of the Trust and of Managers Trust. The trustees and officers of the Trust and of Managers Trust who are officers and/or directors of N&B Management and/or principals of Neuberger&Berman serve without compensation from the Funds or the Portfolios.


          Investment Manager, Administrator,
          Distributor, and Sub-Adviser

----------------------------------------------------------------------


   N&B Management serves as the investment manager of each Portfolio, as administrator of each Fund, and as distributor of the shares of each Fund. N&B Management and its predecessor firms have specialized in the management of no-load mutual funds since 1950. In addition to serving the Portfolios, N&B
Management currently serves as investment manager of other mutual funds. Neuberger&Berman acts as sub-adviser for the Portfolios and other mutual funds managed by N&B Management. The mutual funds managed by N&B Management and Neuberger&Berman had aggregate net assets of approximately $20.7 billion as of December 31, 1997.


   As sub-adviser, Neuberger&Berman furnishes N&B Management with investment recommendations and research without added cost to the Portfolios. N&B Management compensates Neuberger&Berman for its costs in connection with those services. Neuberger&Berman is a member firm of the NYSE and other principal exchanges and may act as the Portfolios' principal broker to the extent that a broker is used in the purchase and sale of portfolio securities and the sale of covered call options. Neuberger&Berman and its affiliates, including N&B Management, manage securities accounts that had approximately $52.9 billion of assets as of December 31, 1997. All of the voting stock of N&B Management is owned by individuals who are principals of Neuberger&Berman.


   Theodore P. Giuliano, the President and a Trustee of the Trust and of Managers Trust, is a principal of Neuberger&Berman and a director and Vice
President of N&B Management. Mr. Giuliano is the Manager of the Fixed Income Group of Neuberger&Berman, which he helped to establish in 1984. The Fixed Income Group manages fixed income accounts that had approximately $9.3 billion of assets as of December 31, 1997.

   Unless otherwise indicated, the following is five-year information about the members of the Fixed Income Group who are, along with Theodore Giuliano, primarily responsible for the day-to-day management as a co-manager of the listed Portfolios:


   Neuberger&Berman GOVERNMENT MONEY and  CASH RESERVES Portfolios --  Josephine
P. Mahaney is a co-manager of the Portfolios. Ms. Mahaney, who has been a Senior Portfolio Manager in the Fixed Income Group since 1984, and a Vice President of N&B Management since November 1994, has been primarily responsible for Neuberger&Berman GOVERNMENT MONEY Portfolio and Neuberger&Berman CASH RESERVES Portfolio since October 1992. She was an Assistant Vice President of N&B Management from 1986 to 1994.


   Neuberger&Berman LIMITED MATURITY Bond Portfolio -- Thomas G. Wolfe is co-manager of the Portfolio. Mr. Wolfe has been primarily responsible for Neuberger&Berman LIMITED MATURITY Bond Portfolio since October 1995. Mr. Wolfe has been a Senior Portfolio Manager in the Fixed Income Group since July 1993, Director of Fixed Income Credit Research since July 1993 and a Vice President of N&B Management since October 1995. From November 1987 to June 1993, he was Vice President in the Corporate Finance Department of Standard & Poor's.


   Neuberger&Berman HIGH YIELD Bond Portfolio -- This portfolio is managed by a team. The portfolio management team includes: Theodore P. Giuliano, Thomas G. Wolfe, Miriam Zussman, and Susan Stang. Miriam Zussman, who has been a Director of Credit Research for Neuberger&Berman since January 1996, was previously Vice President of credit research at another financial institution from February 1994 to January 1996, and a Director of corporate finance at another institution from October 1988 to February 1994. Susan Stang, who has performed high-grade and high-yield research for Neuberger&Berman since May 1996, was previously a Vice President for high yield and distressed research for another major financial institution from March 1995 to March 1996, after being an associate for high-grade research at another financial institution between October 1992 to March 1995.


   Neuberger&Berman MUNICIPAL MONEY and MUNICIPAL SECURITIES Portfolios -- Clara Del Villar is co-manager of the Portfolios. Ms. Del Villar, who has been a Senior Portfolio Manager in the Fixed Income Group since December 1991 and a Vice President of N&B Management since November 1994, has been primarily responsible for Neuberger&Berman MUNICIPAL MONEY Portfolio since August 1993, and Neuberger&Berman MUNICIPAL SECURITIES Trust since December 1991.

   The principals and employees of Neuberger&Berman and officers and employees of N&B Management, together with their families, have invested over $100 million of their own money in Neuberger&Berman Funds.

   To mitigate the possibility that a Portfolio will be adversely affected by employees' personal trading, the Trust, Managers Trust, N&B Management, and Neuberger& Berman have adopted policies that restrict securities trading in the personal accounts of the portfolio managers and others who normally come into possession of information on portfolio transactions.

    YEAR 2000. Like other financial and business organizations, the Funds and Portfolios could be adversely affected if computer systems they rely on do not properly process date-related information and data involving the years 2000 and after. N&B Management and Neuberger&Berman are taking steps that they believe are reasonable to address this problem in their own computer systems and to obtain assurances that comparable steps are being taken by the Funds' and Portfolios' other major service providers. N&B Management also attempts to evaluate the potential impact of this problem on the issuers of investment securities that the Portfolios purchase. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Funds and Portfolios.


          Expenses

----------------------------------------------------------------------


   N&B Management provides investment management services to each Portfolio that include, among other things, making and implementing investment decisions and providing facilities and personnel necessary to operate the Portfolio. For investment management services, each Portfolio (except Neuberger&Berman HIGH YIELD Bond Portfolio) pays N&B Management a fee at the annual rate of 0.25% of the first $500 million of that Portfolio's average daily net assets, 0.225% of the next $500 million, 0.20% of the next $500 million, 0.175% of the next $500 million, and 0.15% of average daily net assets in excess of $2 billion.


   Neuberger&Berman HIGH YIELD Bond Portfolio pays N&B Management this fee at the annual rate of 0.38% of the first $500 million of that Portfolio's average daily net assets, 0.355% of the next $500 million, 0.33% of the next $500 million, 0.305% of the next $500 million, and 0.28% of average daily net assets in excess of $2 billion.


   N&B Management provides administrative services to each Fund that include furnishing facilities and personnel for the Fund and performing certain shareholder, shareholder-related and other services. For such administrative services, each Fund pays N&B Management a fee at the annual rate of 0.27% of that Fund's average daily net assets. With a Fund's consent, N&B Management may subcontract to third parties some of its responsibilities to that Fund under the administration agreement. In addition, a Fund may compensate such third parties for accounting and other services.

   Each Fund bears all expenses of its operations other than those borne by N&B Management as administrator of the Fund and as distributor of its shares. Each

Portfolio bears all expenses of its operations other than those borne by N&B Management as investment manager of the Portfolio. These expenses include the "Other Expenses" described on page 6.


   See "Expense Information -- Annual Fund Operating Expenses" for information about how these fees and expenses may affect the value of your investment. During its 1997 fiscal year, each Fund (except Neuberger&Berman HIGH YIELD Bond
Fund) accrued administration fees, and a pro rata portion of the corresponding Portfolio's management fees (prior to any expense reimbursement), of 0.52% of the Fund's average daily net assets.


   N&B Management has voluntarily undertaken to reimburse CASH RESERVES, HIGH YIELD, LIMITED MATURITY, and MUNICIPAL SECURITIES for each Fund's Total Operating Expenses, which exceed, in the aggregate, 0.65% per annum (0.70% for LIMITED MATURITY and 1.00% for HIGH YIELD) of the Fund's average daily net assets. N&B Management may terminate this undertaking to any Fund by giving at least 60 days' prior written notice to the Fund. Neuberger&Berman HIGH YIELD Bond Fund has agreed to repay N&B Management through December 31, 1999 for excess Total Operating Expenses that N&B Management previously reimbursed to the Fund, so long as the Fund's Total Operating Expenses during that period do not, as a result, exceed the 1.00% expense limitation. The effect of reimbursement by N&B Management is to reduce a Fund's expenses and thereby increase its total return.


   For the fiscal year ended October 31, 1997, each Fund (except Neuberger& Berman HIGH YIELD Bond Fund) bore aggregate operating expenses as a percentage of its average daily net assets (after taking into consideration N&B Management's expense reimbursements) as follows:



Neuberger&Berman GOVERNMENT MONEY Fund                           0.63%
Neuberger&Berman CASH RESERVES                                   0.63%
Neuberger&Berman LIMITED MATURITY Bond Fund                      0.70%
Neuberger&Berman MUNICIPAL MONEY Fund                            0.72%
Neuberger&Berman MUNICIPAL SECURITIES Trust                      0.65%



          Transfer and Shareholder Servicing Arrangements


----------------------------------------------------------------------

   The Funds' transfer and shareholder servicing agent is State Street. State Street administers purchases, redemptions, and transfers of Fund shares and the payment of dividends and other distributions through its Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403.

INFORMATION REGARDING ORGANIZATION,
CAPITALIZATION, AND OTHER MATTERS

          The Funds

----------------------------------------------------------------------


   Each Fund is a separate series of the Trust, a Delaware business trust organized pursuant to a Trust Instrument dated as of December 23, 1992. The Trust is registered under the 1940 Act as a diversified, open-end management investment company, commonly known as a mutual fund. The Trust has six separate series. Each Fund invests all of its net investable assets in its corresponding Portfolio, in each case receiving a beneficial interest in that Portfolio. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders. The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.


    DESCRIPTION OF SHARES. Each Fund is authorized to issue an unlimited number of shares of beneficial interest (par value $0.001 per share). Shares of each Fund represent equal proportionate interests in the assets of that Fund only and have identical voting, dividend, redemption, liquidation, and other rights. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other rights to subscribe to any additional shares.

    SHAREHOLDER MEETINGS. The trustees of the Trust do not intend to hold annual meetings of shareholders of the Funds. The trustees will call special meetings of shareholders of a Fund only if required under the 1940 Act or in their discretion or upon the written request of holders of 10% or more of the outstanding shares of that Fund entitled to vote.

    CERTAIN PROVISIONS OF TRUST INSTRUMENT. Under Delaware law, the shareholders of a Fund will not be personally liable for the obligations of any Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of a corporation. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or a Fund contain a statement that such obligation may be enforced only against the assets of the Trust or Fund and provides for indemnification out of Trust or Fund property of any shareholder nevertheless held personally liable for Trust or Fund obligations, respectively.

          The Portfolios

----------------------------------------------------------------------


   Each Portfolio is a separate series of Managers Trust, a New York common law trust organized as of December 1, 1992. Managers Trust is registered under the 1940 Act as a diversified, open-end management investment company. Managers Trust has six separate Portfolios. The assets of each Portfolio belong only to that Portfolio, and the liabilities of each Portfolio are borne solely by that Portfolio and no other.

    FUNDS' INVESTMENTS IN PORTFOLIOS. Each Fund is a "feeder fund" that seeks to achieve its investment objective by investing all of its net investable assets in its corresponding Portfolio, which is a "master fund." The Portfolio, which has the same investment objective, policies, and limitations as the Fund, in turn invests in securities; the Fund thus acquires an indirect interest in those securities.

   Each Fund's investment in its corresponding Portfolio is in the form of a non-transferable beneficial interest. Members of the general public may not purchase a direct interest in a Portfolio. Neuberger&Berman LIMITED MATURITY Bond Trust, a series of Neuberger&Berman Income Trust ("N&B Income Trust"), invests all of its net investable assets in a corresponding Portfolio of Managers Trust. N&B Income Trust does not sell its shares directly to members of the general public.

   Each Portfolio may also permit other investment companies and/or other institutional investors to invest in the Portfolio. All investors will invest in a Portfolio on the same terms and conditions as a Fund and will pay a proportionate share of the Portfolio's expenses. Other investors in a Portfolio are not required to sell their shares at the same public offering price as a Fund, could have a different administration fee and expenses than a Fund, and (except N&B Income Trust) might charge a sales commission. Therefore, Fund shareholders may have different returns than shareholders in another investment company that invests exclusively in the Portfolio. There is currently no such other investment company that offers its shares directly to members of the general public. Information regarding any fund that invests in a Portfolio is available from N&B Management by calling 800-877-9700.
   The trustees of the Trust believe that investment in a Portfolio by a series of N&B Income Trust or by other potential investors in addition to a Fund may enable the Portfolio to realize economies of scale that could reduce its operating expenses, thereby producing higher returns and benefitting all shareholders.
   Each Fund may withdraw its entire investment from its corresponding Portfolio at any time, if the trustees of the Trust determine that it is in the best interests of the Fund and its shareholders to do so. A Fund might withdraw, for example, if there were other investors in a Portfolio with power to, and who did by a vote of all investors (including the Fund), change the investment objective, policies, or limitations of the Portfolio in a manner not acceptable to the trustees of the Trust. A withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio to the Fund. That distribution could result in a less diversified portfolio of investments for the Fund and could affect adversely the liquidity of the Fund's investment portfolio. If the Fund decided to convert those securities to cash, it usually would incur brokerage fees or other transaction costs. If a Fund withdrew its investment from a Portfolio, the trustees of the Trust would consider what actions might be taken, including the investment of all of the Fund's net investable assets in another pooled investment entity having substantially the same investment objective as the Fund or the retention by the Fund of its own investment manager to manage its assets in accordance with its investment objective, policies, and limitations. The inability of the Fund to find a suitable replacement could have a significant impact on shareholders.

    INVESTOR MEETINGS AND VOTING. Each Portfolio normally will not hold meetings of investors except as required by the 1940 Act. Each investor in a Portfolio will be entitled to vote in proportion to its relative beneficial interest in the Portfolio. On most issues subjected to a vote of investors, a Fund will solicit proxies from its shareholders and will vote its interest in the Portfolio in proportion to the votes cast by the Fund's shareholders. If there are other investors in a Portfolio, there can be no assurance that any issue that receives a majority of the votes cast by Fund shareholders will receive a majority of votes cast by all Portfolio investors; indeed, if other investors hold a majority interest in a Portfolio, they could have voting control of the Portfolio.

    CERTAIN PROVISIONS. Each investor in a Portfolio, including a Fund, will be liable for all obligations of the Portfolio. However, the risk of an investor in a Portfolio incurring financial loss beyond the amount of its investment on account of such liability would be limited to circumstances in which the Portfolio had inadequate insurance and was unable to meet its obligations out of its assets. Upon liquidation of a Portfolio, investors would be entitled to share pro rata in the net assets of the Portfolio available for distribution to investors.

DESCRIPTION OF INVESTMENTS

   In addition to the securities referred to in "Investment Programs" herein, each Portfolio (except as noted) may make the following investments, among others, individually or in combination, although it may not necessarily buy all of the types of securities or use all of the investment techniques that are described. For additional information on the following investments and on other types of investments which the Portfolios may make, see the SAIs.
   Certain investment techniques available to the Municipal Portfolios, such as futures and options, securities loans, and repurchase agreements, may produce taxable income and capital gains or losses.


    U.S. GOVERNMENT AND AGENCY SECURITIES (ALL PORTFOLIOS). U.S. Government Securities are obligations of the U.S. Treasury backed by the full faith and credit of the United States. U.S. Government Agency Securities are issued or guaranteed by U.S. Government agencies, or by instrumentalities of the U.S. Government, such as the Government National Mortgage Association ("GNMA"), Fannie Mae (formerly, Federal National Mortgage Association), Freddie Mac (also known as the Federal Home Loan Mortgage Corporation), Student Loan Marketing Association (commonly known as "Sallie Mae"), and Tennessee Valley Authority. Some U.S. Government Agency Securities are supported by the full faith and credit of the United States, while others may be supported by the issuer's ability to borrow from the U.S. Treasury, subject to the Treasury's discretion in certain cases, or only by the credit of the issuer. U.S. Government Agency Securities include U.S. Government Agency mortgage-backed securities. The market prices of U.S. Government Agency Securities are not guaranteed by the Government and generally fluctuate inversely with changing interest rates.



    INFLATION-INDEXED SECURITIES (NEUBERGER&BERMAN LIMITED MATURITY BOND AND NEUBERGER&BERMAN HIGH YIELD BOND PORTFOLIOS). Each Portfolio may invest in U.S. Treasury securities whose principal value is adjusted daily in accordance with changes to the Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value. The principal value of inflation-indexed securities declines in periods of deflation, but holders at maturity receive no less than par. If inflation is lower than expected during the period a Portfolio holds the security, the Portfolio may earn less on it than on a conventional bond. Any increase in principal value is taxable in the year the increase occurs, even though holders do not receive cash representing the increase until the security matures. Changes in market interest rates from causes other than inflation will likely affect the market prices of inflation-indexed securities in the same manner as conventional bonds.


    VARIABLE AND FLOATING RATE SECURITIES (ALL PORTFOLIOS EXCEPT NEUBERGER& BERMAN GOVERNMENT MONEY PORTFOLIO). Variable and floating rate securities have interest rate adjustment formulas that may help to stabilize their market value. Many of these instruments carry a demand feature which permits a Portfolio to sell them during a determined time period at par value plus accrued interest. The demand feature is often backed by a credit instrument, such as a letter of credit, or by a creditworthy insurer. A Portfolio may rely on the credit instrument or the creditworthiness of the insurer in purchasing a variable or floating rate security. For purposes of determining its dollar-weighted average maturity, each Portfolio calculates the remaining maturity of variable and floating rate instruments as provided in Rule 2a-7 under the 1940 Act.

   Among the variable and floating rate securities in which Neuberger&Berman CASH RESERVES Portfolio may invest are so-called guaranteed investment contracts ("GICs") issued by insurance companies. In the event of insolvency of the issuing insurance company, the ability of the Portfolio to recover its assets may depend on the treatment of GICs under state insurance laws. GICs are generally regarded as illiquid.



    REPURCHASE AGREEMENTS/SECURITIES LOANS (ALL PORTFOLIOS EXCEPT NEUBERGER&BERMAN GOVERNMENT MONEY PORTFOLIO). In a repurchase agreement, a Portfolio buys a security from a Federal Reserve member bank or a securities dealer and simultaneously agrees to sell it back at a higher price, at a specified date, usually less than a week later. The underlying securities must fall within the Portfolio's investment policies and limitations (but not limitations as to maturity or duration). The Portfolios also may lend portfolio securities to banks, brokerage firms or institutional investors to earn income. Costs, delays, or losses could result if the selling party to a repurchase agreement or the borrower of portfolio securities becomes bankrupt or otherwise defaults. N&B Management monitors the creditworthiness of sellers and borrowers.


    ILLIQUID, RESTRICTED AND RULE 144A SECURITIES (ALL PORTFOLIOS EXCEPT NEUBERGER&BERMAN GOVERNMENT MONEY PORTFOLIO). Each Portfolio may invest up to 15% of its net assets in illiquid securities (10% in the case of the Money Market Portfolios and Neuberger&Berman MUNICIPAL MONEY Portfolio), which are securities that cannot be expected to be sold within seven days at approximately the price at which they are valued. These may include unregistered or other restricted securities and repurchase agreements maturing in greater than seven days. Illiquid securities may also include commercial paper issued under section 4(2) of the Securities Act of 1933, as amended, and Rule 144A securities (restricted securities that may be traded freely among qualified institutional buyers pursuant to an exemption from the registration requirements of the
securities   laws);  these   securities  are  considered   illiquid  unless  N&B
Management, acting pursuant to guidelines established by the trustees of Managers Trust, determines they are liquid. Generally, foreign securities freely tradable in their principal market are not considered restricted or illiquid. Illiquid securities may be difficult for a Portfolio to value or dispose of due to the absence of an active trading market. The sale of some illiquid securities by the Portfolios may be subject to legal restrictions which could be costly to the Portfolios.



    REVERSE REPURCHASE AGREEMENTS (ALL PORTFOLIOS EXCEPT NEUBERGER& BERMAN GOVERNMENT MONEY PORTFOLIO) AND DOLLAR ROLLS (NEUBERGER&BERMAN LIMITED MATURITY BOND AND NEUBERGER&BERMAN HIGH YIELD BOND PORTFOLIOS). In a reverse repurchase agreement, a Portfolio sells securities to a bank or securities dealer and simultaneously agrees to repurchase the same securities at a higher price on a specific date. During the period before the repurchase, the Portfolio continues to receive principal and interest payments on the securities. A Portfolio will place cash or appropriate liquid securities in a segregated account to cover its obligations under reverse repurchase agreements. Dollar rolls are similar to reverse repurchase agreements. In a dollar roll, a Portfolio sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type and coupon) securities on a specified future date from the same party. During the period before the repurchase, the Portfolio forgoes principal and interest payments on the securities. The Portfolio is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop"), as well as by the interest earned on the cash proceeds of the initial sale. Reverse repurchase agreements and dollar rolls may increase fluctuations in a Portfolio's and its corresponding Fund's NAVs and may be viewed as a form of leverage. N&B Management monitors the creditworthiness of counterparties to reverse repurchase agreements and dollar rolls.


    WHEN-ISSUED TRANSACTIONS (ALL PORTFOLIOS). In a when-issued transaction, a Portfolio commits to purchase securities that will be issued at a future date (generally within three months) in order to secure an advantageous price and yield at the time of the commitment and pays for the securities when they are delivered. If the seller fails to complete the sale, a Portfolio may lose the opportunity to obtain a favorable price and yield. When-issued securities may decline or increase in value during the period from the Portfolio's investment commitment to the settlement of the purchase, which may magnify fluctuation in a Fund's NAV. None of the Municipal Portfolios may invest more than 10% of its total assets in when-issued securities.


    MORTGAGE-BACKED SECURITIES (NEUBERGER&BERMAN GOVERNMENT MONEY, NEUBERGER&BERMAN CASH RESERVES, NEUBERGER&BERMAN LIMITED MATURITY BOND AND NEUBERGER&BERMAN HIGH YIELD BOND PORTFOLIOS). Mortgage-backed securities represent interests in, or are secured by and payable from, pools of mortgage loans, including collateralized mortgage obligations. These securities include U.S. Government Agency mortgage-backed securities, which are issued or guaranteed by a U.S. Government agency or instrumentality (though not necessarily backed by the full faith and credit of the United States), such as GNMA, Fannie Mae, and Freddie Mac certificates. Neuberger&Berman GOVERNMENT MONEY Portfolio may invest only in

U.S. Government Agency mortgage-backed securities that are backed by the full faith and credit of the United States. Other mortgage-backed securities are issued by private issuers, generally originators of and investors in mortgage loans. These issuers include savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Private mortgage-backed securities may be supported by U.S. Government Agency mortgage-backed securities or some form of non-governmental credit enhancement. Mortgage-backed securities may have either fixed or adjustable interest rates. Tax or regulatory changes may adversely affect the mortgage securities market. In addition, changes in the market's perception of the issuer may affect the value of mortgage-backed securities. The rate of return on mortgage-backed securities may be affected by prepayments of principal on the underlying loans, which generally increase as market interest rates decline; as a result, when interest rates decline, holders of these securities normally do not benefit from appreciation in market value to the same extent as holders of other non-callable debt securities. N&B Management determines the effective life of mortgage-backed securities based on industry practice and current market conditions. If N&B Management's determination is not borne out in practice, it could positively or negatively affect the value of the Portfolio when market interest rates change. Increasing market interest rates generally extend the effective maturities of mortgage-backed securities, increasing their sensitivity to interest rate changes.


    ASSET-BACKED SECURITIES (NEUBERGER&BERMAN CASH RESERVES, NEUBERGER& BERMAN LIMITED MATURITY BOND AND NEUBERGER&BERMAN HIGH YIELD BOND PORTFOLIOS). Asset-backed securities represent interests in, or are secured by and payable from, pools of assets, such as consumer loans, CARS-SM- ("Certificates for Automobile Receivables"), credit card receivables securities, and installment loan contracts. Although these securities may be supported by letters of credit or other credit enhancements, payment of interest and principal ultimately depends upon individuals paying the underlying loans, which may be affected adversely by general downturns in the economy. The risk that recovery on repossessed collateral might be unavailable or inadequate to support payments on asset-backed securities is greater than in the case of mortgage-backed securities.


   Neuberger&Berman LIMITED MATURITY Bond Portfolio and Neuberger& Berman HIGH YIELD Bond Portfolio each may invest in trust preferred securities, which are a type of asset-backed security. Trust preferred securities represent interests in a trust formed by a parent company to finance its operations. The trust sells preferred shares and invests the proceeds in debt securities of the parent. This debt may be subordinated and unsecured. Dividend payments on the trust preferred securities match the interest payments on the debt securities; if no interest is paid on the debt securities, the trust will not make current payments on its preferred securities. Unlike typical asset-backed securities, which have many underlying payors and are usually overcollateralized, trust preferred securities have only one underlying payor and are not overcollateralized. Issuers of trust preferred securities and their parents currently enjoy favorable tax treatment. If the tax characterization of trust preferred securities were to change, they could be redeemed by the issuers, which could result in a loss to a Portfolio.


    FOREIGN INVESTMENTS (NEUBERGER&BERMAN CASH RESERVES, NEUBERGER& BERMAN HIGH YIELD BOND AND NEUBERGER&BERMAN LIMITED MATURITY BOND PORTFOLIOS). Each Portfolio may invest in U.S. dollar-denominated foreign securities. Foreign securities may be affected by potentially adverse local, political, economic, social or diplomatic developments in foreign countries, the investment significance of which may be difficult to discern. Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations. In addition, foreign markets may be less liquid or more volatile than U.S. markets and may offer less protection to investors. It may be difficult to invoke legal process or to enforce contractual obligations abroad. Neuberger&Berman LIMITED MATURITY Bond Portfolio and Neuberger&Berman HIGH YIELD Bond Portfolio each may also invest in foreign securities denominated in or indexed to foreign currencies. Such securities may be affected by special risks, such as governmental regulation of foreign exchange transactions and the fluctuation of foreign currencies relative to the U.S. dollar, which could result in losses irrespective of the performance of the underlying investment. In addition, Neuberger&Berman LIMITED MATURITY Bond Portfolio and Neuberger&Berman HIGH YIELD Bond Portfolio each may enter into forward foreign currency contracts or futures contracts (agreements to exchange one currency for another at a specified price at a future date) and related options to manage currency risks and to facilitate transactions in foreign securities. Although these contracts can protect the Portfolio from adverse exchange rate changes, they involve a risk of loss if N&B Management fails to predict foreign currency values correctly; see the discussion of Hedging Instruments, below.



    PUT AND CALL OPTIONS, FUTURES CONTRACTS, AND OPTIONS ON FUTURES CONTRACTS (NEUBERGER&BERMAN LIMITED MATURITY BOND, NEUBERGER&BERMAN HIGH YIELD BOND AND NEUBERGER&BERMAN MUNICIPAL SECURITIES PORTFOLIOS). Each Portfolio may try to reduce the risk of securities price changes (hedge) or manage portfolio duration by (1) entering into interest-rate futures contracts traded on futures exchanges and (2) purchasing and writing options on futures contracts. Neuberger& Berman LIMITED MATURITY Bond Portfolio and Neuberger&Berman HIGH YIELD Bond Portfolio also may write covered call options and purchase put options on debt securities in its portfolio or on foreign currencies in its portfolio for hedging purposes or for the purpose of producing income. Each of these Portfolios will write a call option on a security or currency only if it holds that security or currency or has the right to obtain the security or currency at no additional cost. When a Portfolio writes a covered call option against a security, the Portfolio is obligated to sell that security to the purchaser of the option at a fixed price at any time during a specified period if the purchaser decides to exercise the option. These investment practices involve certain risks, including price volatility and a high degree of leverage. The Portfolios may engage in transactions in futures contracts and related options only as permitted by regulations of the Commodity Futures Trading Commission.
   The primary risks in using put and call options, futures contracts, options on futures contracts, forward foreign currency contracts or options on foreign currencies ("Hedging Instruments") are (1) imperfect correlation or no correlation between changes in market value of the securities or currencies held by a Portfolio and the prices of Hedging Instruments; (2) possible lack of a liquid secondary market for Hedging Instruments and the resulting inability to close out Hedging Instruments when desired; (3) the fact that use of Hedging Instruments is a highly specialized activity that involves skills, techniques, and risks (including price volatility and a high degree of leverage) different from those associated with selection of a Portfolio's securities; and (4) the fact that, although use of these instruments for hedging purposes can reduce the risk of loss, they also can reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in hedged investments. When a Portfolio uses Hedging Instruments, the Portfolio will place cash or appropriate liquid securities in a segregated account, or will "cover" its position, to the extent required by SEC staff policy. Another risk of Hedging Instruments is the possible inability of a Portfolio to purchase or sell a security at a time that would otherwise be favorable for it to do so, or the possible need for a Portfolio to sell a security at a disadvantageous time, due to its need to maintain cover or to segregate securities in connection with its use of these instruments. Losses that may arise from certain futures transactions are potentially unlimited.

    MUNICIPAL OBLIGATIONS (ALL PORTFOLIOS EXCEPT NEUBERGER&BERMAN GOVERNMENT MONEY PORTFOLIO). Municipal obligations are issued by or on behalf of states, the District of Columbia, and U.S. territories and possessions and their political subdivisions, agencies, and instrumentalities. The interest on municipal obligations is generally exempt from federal income tax. Municipal obligations include "general obligation" securities, which are backed by the full taxing power of a municipality, and "revenue" securities, which are backed by the income from a specific project, facility, or tax. Municipal obligations also include industrial development and other private activity bonds -- the interest on which may be a tax preference item for purposes of the federal alternative minimum tax -- which are issued by or on behalf of public authorities and are not backed by the credit of any governmental or public authority. "Anticipation notes" are issued by municipalities in expectation of future proceeds from the issuance of bonds, or from taxes or other revenues, and are payable from those bond proceeds, taxes, or revenues. Municipal obligations also include tax-exempt commercial paper, which is issued by municipalities to help finance short-term capital or operating requirements. Current efforts to restructure the federal budget and the relationship between the federal government and state and local governments may adversely impact the financing of some issuers of municipal securities. Some states and localities are experiencing substantial deficits and may find it difficult for political or economic reasons to increase taxes. Efforts are under way that may result in a restructuring of the federal income tax system. These developments could reduce the value of all municipal securities, or the securities of particular issuers.


    ZERO COUPON SECURITIES, STEP COUPON AND PAY-IN-KIND SECURITIES (ALL PORTFOLIOS). Each Portfolio may invest in zero coupon securities. Neuberger&Berman LIMITED MATURITY Bond Portfolio and Neuberger&Berman HIGH YIELD Bond Portfolio may invest in step coupon securities. Neuberger&Berman HIGH YIELD Portfolio may also invest in pay-in-kind securities. These securities do not pay interest currently. Instead, zero coupon and step coupon securities are sold at a deep discount from their face value and are redeemed at face value when they mature; in calculating its daily income, a Portfolio accrues a portion of the difference between these securities' purchase price and their face value. Pay-in-kind securities pay interest through the issuance of additional securities. Because all of these securities do not pay current income, their prices can be very volatile when interest rates change. In addition, because each Fund is required by the federal tax law to distribute to its shareholders at least annually substantially all of its income, including the non-cash income attributable to zero coupon, step coupon and pay-in-kind securities, a Portfolio may have to dispose of securities to obtain cash for such distributions.



    SWAP AGREEMENTS (NEUBERGER&BERMAN MUNICIPAL SECURITIES AND NEUBERGER&BERMAN HIGH YIELD BOND PORTFOLIOS). To help enhance the value of their investments or manage their exposure to different types of investments, the Portfolios may enter into interest rate, currency, and mortgage swap agreements and may purchase and sell interest-rate "caps," "floors," and "collars."

   In a typical interest-rate swap agreement, one party agrees to make regular payments equal to a floating interest rate on a specified amount (the "notional principal amount") in return for payments equal to a fixed interest rate on the same amount for a specified period. If a swap agreement provides for payment in different currencies, the parties may agree to exchange the principal amount. Mortgage swap agreements are similar to interest-rate swap agreements, except the notional principal amount is tied to a reference pool of mortgages.
   In a cap or floor, one party agrees, usually in return for a fee, to make payments under particular circumstances. For example, the purchaser of an interest-rate cap has the right to receive payments to the extent a specified interest rate exceeds an agreed level; the purchaser of an interest-rate floor has the right to receive payments to the extent a specified interest rate falls below an agreed level. A collar entitles the purchaser to receive payments to the extent a specified interest rate falls outside an agreed range.
   Swap agreements, including caps and floors, may involve leverage and may be highly volatile; depending on how they are used, they may have a considerable impact on a Portfolio's performance. The risks of swap agreements depend upon the other party's creditworthiness and ability to perform, as well as a Portfolio's ability to terminate its swap agreements or reduce its exposure through offsetting transactions. Swap agreements may be illiquid. The swap market is relatively new and is largely unregulated.

    REAL ESTATE-RELATED INVESTMENTS (NEUBERGER&BERMAN HIGH YIELD BOND PORTFOLIO). These include real estate investment trusts (also known as "REITS"), commercial and residential mortgage-backed securities, and real estate financings. These instruments are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flows of underlying assets, creditworthiness of issuers, and tax and regulatory laws.


    EQUITY SECURITIES (NEUBERGER&BERMAN HIGH YIELD BOND PORTFOLIO). Equity securities may include common stocks, preferred stocks, convertible securities and warrants. Common stocks and preferred stocks represent shares of ownership in a corporation. Preferred stocks usually have specific dividends and rank after bonds and before common stock in claims on assets of the corporation should it be dissolved. Increases and decreases in earnings are usually reflected in a corporation's stock price. Convertible securities are debt or preferred equity securities convertible into common stock. Usually, convertible securities pay dividends or interest at rates higher than common stock, but lower than other securities. Convertible securities usually participate to some extent in the appreciation or depreciation of the underlying stock into which they are convertible. Warrants are options to buy a stated number of shares of common stock at a specified price anytime during the life of the warrants. Equity securities' prices fluctuate based on changes in a corporation's financial condition and on changes in market or economic conditions. The equity securities of smaller companies are more sensitive to these changes than those of larger companies.


    DIRECT DEBT (NEUBERGER&BERMAN HIGH YIELD BOND PORTFOLIO). Direct debt includes loan participations, notes, assignments and other interests in amounts owed to financial institutions by borrowers, such as companies and governments, including emerging market countries. The Portfolio could buy all or part of a loan or participate in a syndicate organized by a bank. These loans may be secured or unsecured. Investments in direct debt involve special risks. The borrower may be in financial distress, the direct debt may be less liquid than other types of debt instruments, there are usually less legal protections for owners of direct debt than for owners of conventional debt securities, and the borrowers may default or have a right to borrow additional cash from the owners of direct debt. In the case of emerging market countries, there are the additional risks described under "Foreign Investments" in this Prospectus.


    CALLABLE BONDS (ALL PORTFOLIOS). Many bonds give the issuer the right to repay them early. If the issuer of a callable bond exercises this right during a period of falling interest rates, the Portfolio may not be able to invest the proceeds at a comparably high rate of return.



    RESIDUAL INTEREST BONDS (NEUBERGER&BERMAN MUNICIPAL SECURITIES PORTFOLIO). The Portfolio may purchase one component of a municipal security that is structured in two parts: a variable rate security and a residual interest bond. The interest rate for the variable rate security is determined by an index or an auction process held approximately every 35 days, while the residual interest bond holder receives the balance of the income less an auction fee. These instruments are also known as inverse floaters because the income received on the residual interest bond is inversely related to the market rates. The market prices of residual interest bonds are highly sensitive to changes in market rates and may decrease significantly when market rates increase.


    MUNICIPAL LEASE OBLIGATIONS (NEUBERGER&BERMAN MUNICIPAL SECURITIES PORTFOLIO). These obligations are issued by a state or local government or authority to acquire land and a wide variety of equipment and facilities. The obligations typically are not fully backed by the municipality's credit. If funds are not appropriated for the following year's lease payments, the lease may terminate, with the possibility of default on the lease obligations and significant loss to the Portfolio. The Portfolio may also purchase certificates of participation in municipal lease obligations or installment sales contracts, which entitle the holder to a proportionate interest in lease-purchase payments made.



    RESOURCE RECOVERY BONDS (NEUBERGER&BERMAN MUNICIPAL MONEY AND NEUBERGER&BERMAN MUNICIPAL SECURITIES PORTFOLIOS). Resource recovery bonds are a type of revenue bond issued to build facilities such as solid waste incinerators or waste-to-energy plants. Typically, a private corporation will be involved on a temporary basis during the construction of the facility, and the revenue stream will be secured by fees or rents paid by municipalities for use of the facilities. The credit and quality of resource recovery bonds may be affected by the viability of the project itself, tax incentives for the project, and changing environmental regulations or interpretations thereof.



    TENDER OPTION BONDS (NEUBERGER&BERMAN MUNICIPAL SECURITIES PORTFOLIO). Tender option bonds are created by coupling an intermediate-term or long-term, fixed rate tax-exempt bond with a tender agreement that gives the holder the option to tender the bond at its face value. A sponsor, such as a bank, broker-dealer or other financial institution, in return for providing the tender option, receives periodic fees equal to the difference between the bond's fixed coupon rate and the rate that would cause the bond, with the tender option, to trade at par value. A sponsor may terminate the tender option if, for example, the issuer of the bond defaults on interest payments or the bond's rating falls below investment grade. The tax treatment of tender option bonds is unclear, and the Portfolios will not invest in any such bonds unless N&B Management has assurances that the interest thereon will be exempt from federal income tax.

USE OF JOINT PROSPECTUS AND STATEMENTS
OF ADDITIONAL INFORMATION

   Each Fund and its corresponding Portfolio acknowledges that it is solely responsible for all information or lack of information about that Fund and Portfolio in this Prospectus or in the SAIs, and no other Fund or Portfolio is responsible therefor. The trustees of the Trust and of Managers Trust have considered this factor in approving each Fund's use of a single combined Prospectus and combined SAIs.

DIRECTORY



INVESTMENT MANAGER, ADMINISTRATOR,
AND DISTRIBUTOR
Neuberger&Berman Management Incorporated
605 Third Avenue 2nd Floor
New York, NY 10158-0180
800-877-9700
Institutional Services 800-366-6264


SUB-ADVISER
Neuberger&Berman, LLC
605 Third Avenue
New York, NY 10158-3698

CUSTODIAN AND SHAREHOLDER
SERVICING AGENT
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

ADDRESS CORRESPONDENCE TO:
Neuberger&Berman Funds
Boston Service Center
P.O. Box 8403
Boston, MA 02266-8403

LEGAL COUNSEL
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, NW
2nd Floor
Washington, DC 20036-1800

FUNDS ELIGIBLE FOR EXCHANGE



EQUITY FUNDS
Neuberger&Berman Focus Fund
Neuberger&Berman Genesis Fund
Neuberger&Berman Guardian Fund
Neuberger&Berman International Fund
Neuberger&Berman Manhattan Fund
Neuberger&Berman Partners Fund
Neuberger&Berman Socially
Responsive Fund


MONEY MARKET FUNDS
Neuberger&Berman Government Money Fund
Neuberger&Berman Cash Reserves


BOND FUNDS
Neuberger&Berman Limited
Maturity Bond Fund
Neuberger&Berman High Yield Bond Fund



MUNICIPAL FUNDS
Neuberger&Berman Municipal Money Fund
Neuberger&Berman Municipal Securities Trust


Neuberger&Berman, LLC, Neuberger&Berman Management Inc., and the above-named Funds are service marks or registered trademarks of Neuberger&Berman Management Inc.

-C- 1998 Neuberger&Berman Management Inc.

                                                                      APPENDIX A


RATINGS OF SECURITIES



S&P CORPORATE BOND RATINGS:


INVESTMENT GRADE



AAA : Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.



AA : Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.



A : Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.



BBB : Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.



SPECULATIVE GRADE



BB, B : Bonds rated BB or B are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation. While these bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.



BB : Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and prinicipal payments. The BB rating category is used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.



B : Bonds rated B have a greater vulnerability to default but curre ntly have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.



CCC : Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'B' or 'B-' rating.



CC : Debt rated CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.



C : Debt rated C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.



CI : The rating C is reserved for income bonds on which no interest is being paid.

D : Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.



Plus (+) or Minus (-) : The ratings above may be modified by the addition of a plus or minus sign to show relative standing within major categories.



MOODY'S CORPORATE BOND RATINGS:



Aaa : Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or an exceptionally stable margin, and principal is secure. Although the various protective elements are likely to change, such changes that can be visualized are most unlikely to impair the fundamentally strong position of such issues.



Aa : Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as "high-grade bonds." They are rated lower than the best bonds because margins of protection may not be as large as in Aaa-rated securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa-rated securities.



A : Bonds rated A possess many favorable investment attributes and are considered to be upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.



Baa : Bonds which are rated Baa are considered as medium-grade obligations; I.E., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.



Ba : Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.



B : Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.



Caa : Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.



Ca : Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.



C : Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.



Modifiers : Moody's may apply numerical modifiers 1, 2, and 3 in each generic rating classification described above. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

S&P COMMERCIAL PAPER RATINGS:



A-1 : This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+).



A-2 : This designation denotes satisfactory capacity for timely payment. However, the relative degree of safety is not as high as for issues designated A-1.



A-3 : Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.



B : Issues rated B are regarded as having only speculative capacity for timely payment.



C : This rating is assigned to short-term debt obligations with doubtful capacity for payment.



D : Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.


MOODY'S COMMERCIAL PAPER RATINGS:


   Issuers rated PRIME-1 (or related supporting institutions), also known as P-1, have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics:


   / / Leading market positions in well-established industries.


   / / High rates of return on funds employed.


   / / Conservative capitalization structures with moderate reliance on debt and ample asset protection.


   / / Broad margins in earnings coverage of fixed financial charges and high internal cash generation.


   / / Well-established access to a range of financial markets and assured sources of alternate liquidity.


   Issuers rated PRIME-2 (or related supporting institutions), also known as P-2, have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


   Issuers rated PRIME-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.


   Issuers rated Not Prime do not fall within any of the Prime rating categories.

NEUBERGER&BERMAN MANAGEMENT INC.-Registered Trademark-

                      605 THIRD AVENUE 2ND FLOOR
                      NEW YORK, NY 10158-0180
                      SHAREHOLDER SERVICES
                      800.877.9700
                      WWW.NBFUNDS.COM

















                      This wrapper is not part of the prospectus.

                      [LOGO] PRINTED ON RECYCLED PAPER           NBIP00010198

                                      PROSPECTUS
--------------------------------------------------------------------------------
     February 3, 1997


[LOGO]

                                   NEUBERGER & BERMAN
                                   INCOME FUNDS-Registered Trademark-


Neuberger&Berman
          CASH RESERVES







                                                              No Sales Charges
                                                              No Redemption Fees
                                                              No 12b - 1 Fees

            Neuberger&Berman

INCOME FUNDS

          A No-Load Income Fund

----------------------------------------------------------------------

Neuberger&Berman CASH RESERVES-REGISTERED TRADEMARK-

   INITIAL PURCHASE -- $2,000 MINIMUM
   GIFT PROGRAMS AND IRAS -- $250 MINIMUM
   CALL 800-877-9700

----------------------------------------------------------------------


   Neuberger&Berman CASH RESERVES (the "Fund") invests all of its net investable assets in Neuberger&Berman CASH RESERVES Portfolio (the "Portfolio"), a series of Income Managers Trust ("Managers Trust"), an open-end management investment company managed by Neuberger&Berman Management Incorporated ("N&B Management"). The Portfolio invests in securities in accordance with an investment objective, policies, and limitations identical to those of its corresponding Fund. The investment performance of the Fund directly corresponds with the investment performance of its corresponding Portfolio. This "master/feeder fund" structure is different from that of many other investment companies which directly acquire and manage their own portfolios of securities. For more information on this structure that you should consider, see "Summary" on page 3 and "Information Regarding Organization, Capitalization, and Other Matters" on page 30.

   The Fund is a no-load mutual fund, so you pay no sales commissions or other charges when you buy or redeem shares. The Fund does not pay a "12b-1 fee" to promote or distribute its shares. The Fund declares income dividends daily and pays them monthly.

   Please read this Prospectus before investing in the Fund and keep it for future reference. It contains information about the Fund that a prospective investor should know before investing. A Statement of Additional Information ("SAI"), dated March 2, 1998, is on file with the Securities and Exchange Commission ("SEC"). The SAI is incorporated herein by reference (so it is legally considered a part of this Prospectus). You can obtain a free copy of the SAI by calling N&B Management at 800-877-9700. AN INVESTMENT IN THE FUND, AS IN ANY MUTUAL FUND, IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. ALTHOUGH THE FUND SEEKS TO MAINTAIN A NET ASSET VALUE OF $1.00 PER SHARE, THERE IS NO ASSURANCE IT WILL BE ABLE TO DO SO.

   THE SEC MAINTAINS A WEBSITE (HTTP://WWW.SEC.GOV) THAT CONTAINS THE SAI, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING THE FUND AND PORTFOLIO.


                         PROSPECTUS DATED MARCH 2, 1998


   MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK OR OTHER DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.


   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS


    SUMMARY                                   3
The Fund and Portfolio                        3
Risk Factors                                  4
Management                                    4
    EXPENSE INFORMATION                       5
Shareholder Transaction Expenses for
 the Fund                                     5
Annual Fund Operating Expenses                5
Example                                       6
    FINANCIAL HIGHLIGHTS                      7
Selected Per Share Data and Ratios            7
Cash Reserves                                 8
    INVESTMENT PROGRAM                       10
Short-Term Trading                           11
Ratings of Debt Securities                   11
Borrowings                                   11
Other Investments                            11
    PERFORMANCE INFORMATION                  12
Yield                                        12
Yield Information                            12
    HOW TO BUY SHARES                        13
By Mail                                      13
By Wire                                      14
Other Information                            14
    HOW TO SELL SHARES                       16
By Mail or Facsimile Transmission
 (Fax)                                       17
By Telephone                                 18
By Check                                     18
Other Information                            18

    SHAREHOLDER SERVICES                     21
Systematic Withdrawal Plans                  21
Retirement Plans                             21
Electronic Bank Transfers                    21
Internet Access                              22

    SHARE PRICES AND
    NET ASSET VALUE                          23

    DIVIDENDS, OTHER DISTRIBUTIONS,
    AND TAXES                                24
Distribution Options                         24
Taxes                                        25

    MANAGEMENT AND ADMINISTRATION            27
Trustees and Officers                        27
Investment Manager, Administrator,
 Distributor, and Sub-Adviser                27
Expenses                                     28
Transfer and Shareholder Servicing
 Arrangements                                29

    INFORMATION REGARDING
    ORGANIZATION, CAPITALIZATION,
    AND OTHER MATTERS                        30
The Fund                                     30
The Portfolio                                31

    DESCRIPTION OF INVESTMENTS               33

    USE OF JOINT STATEMENT OF
    ADDITIONAL INFORMATION                   37

    DIRECTORY                                38

    APPENDIX A                              A-1

SUMMARY

          The Fund and Portfolio

----------------------------------------------------------------------

   The Fund is a series of Neuberger&Berman Income Funds (the "Trust") and invests in the Portfolio which, in turn, invests in securities in accordance with an investment objective, policies, and limitations that are identical to those of the Fund. This is sometimes called a master/feeder fund structure, because the Fund "feeds" shareholders' investments into the Portfolio, a "master" fund. The structure looks like this:
                           --------------------------
                                  SHAREHOLDERS
                           --------------------------
                             (arrow) BUY SHARES IN
                           --------------------------
                                      Fund
                           --------------------------
                               (arrow) INVESTS IN
                           --------------------------
                                   Portfolio
                           --------------------------
                               (arrow) INVESTS IN
                           --------------------------
                       Debt Securities & Other Securities
                           --------------------------

   The trustees who oversee the Fund believe that this structure may benefit shareholders; investment in the Portfolio by investors in addition to the Fund may enable the Portfolio to achieve economies of scale that could reduce expenses. For more information about the organization of the Fund and the Portfolio, including certain features of the master/feeder fund structure, see "Information Regarding Organization, Capitalization, and Other Matters" on page 30.

   The following table is a summary highlighting features of the Fund and the Portfolio. Of course, there can be no assurance that the Fund will meet its investment objective.

NEUBERGER&BERMAN    INVESTMENT            PRINCIPAL PORTFOLIO   OTHER
INCOME FUNDS        OBJECTIVE             INVESTMENTS           INFORMATION
------------------------------------------------------------------------------------
MONEY MARKET FUNDS
CASH RESERVES       Highest current       High-quality money    Seeks to maintain a
                    income consistent     market instruments    constant share price
                    with safety and       of government and     of $1.00;
                    liquidity             non-government        dollar-weighted
                                          issuers               average portfolio
                                                                maturity of up to 90
                                                                days

          Risk Factors

----------------------------------------------------------------------


   An investment in the Fund involves certain risks, depending upon the types of investments made by the Portfolio. The Portfolio invests primarily in fixed income securities, which are likely to decline in value in times of rising market interest rates and to rise in value in times of falling interest rates. In general, the longer the maturity of a fixed income security, the more pronounced is the effect of a change in interest rates on the value of the security. For more details about the Portfolio, its investments and their risks, see "Investment Program" on page 10 and "Description of Investments" on page 33.


          Management

----------------------------------------------------------------------


   N&B Management, with the assistance of Neuberger&Berman, LLC ("Neuberger&Berman") as sub-adviser, selects investments for the Portfolio. N&B Management also provides administrative services to the Portfolio and the Fund and acts as distributor of Fund shares. See "Management and Administration" on page 27. If you want to know how to buy and sell shares of the Fund or exchange them for shares of other Neuberger&Berman Funds-Registered Trademark-, see "How to Buy Shares" on page 13 and "How to Sell Shares" on page 16.

EXPENSE INFORMATION
   This section gives you certain information about the expenses of the Fund and its Portfolio. See "Performance Information" for important facts about the Fund's investment performance, after taking expenses into account.

          Shareholder Transaction Expenses for The Fund

----------------------------------------------------------------------

   As shown by this table, the Fund imposes no transaction charges when you buy or sell Fund shares.

Sales Charge Imposed on Purchases                    NONE
Sales Charge Imposed on Reinvested Dividends         NONE
Deferred Sales Charges                               NONE
Redemption Fees                                      NONE
Exchange Fees                                        NONE

   If you want to redeem shares by wire transfer, the Fund's transfer agent charges a fee (currently $8.00) for each wire redemption. Shareholders who have one or more accounts in the Neuberger&Berman Funds aggregating $200,000 or more in value are not charged for wire redemptions; the $8.00 fee is borne by N&B Management.

          Annual Fund Operating Expenses
          (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

--------------------------------------------------------------------------------


   The following table shows annual operating expenses for the Fund, which are paid out of the assets of the Fund and which include the Fund's pro rata portion of the operating expenses of the Portfolio ("Total Operating Expenses"). "Total Operating Expenses" exclude interest, taxes, brokerage commissions, and extraordinary expenses.


   The Fund pays N&B Management an administration fee based on the Fund's average daily net assets. The Portfolio pays N&B Management a management fee based on the Portfolio's average daily net assets; a pro rata portion of this fee is borne indirectly by the Fund. "Management and Administration Fees" in the following table are based upon administration fees incurred by the Fund and management fees incurred by the Portfolio during the past fiscal year. For more information, see "Management and Administration" and the SAI.


   The Fund and Portfolio incur other expenses for things such as accounting and legal fees, transfer agency fees, custodial fees, printing and furnishing shareholder statements and Fund reports and compensating trustees who are not affiliated with N&B Management ("Other Expenses"). Other Expenses in the following table and the material following the table are based on the Fund's and Portfolio's expenses for the past fiscal year. The Fund's expenses are factored into its share price and dividends and are not charged directly to Fund shareholders.

NEUBERGER&BERMAN                   MANAGEMENT AND     12B-1   OTHER    TOTAL OPERATING
INCOME FUNDS                    ADMINISTRATION FEES   FEES   EXPENSES     EXPENSES
--------------------------------------------------------------------------------------
CASH RESERVES                          0.52%          None    0.11%         0.63%



   For more information, see "Expenses" on page 28.


          Example

----------------------------------------------------------------------

   To illustrate the effect of Total Operating Expenses, let's assume that the Fund's annual return is 5% and that it had Total Operating Expenses described in the table above. For every $1,000 you invested in the Fund, you would have paid the following amounts of total expenses if you closed your account at the end of each of the following time periods:


NEUBERGER&BERMAN
INCOME FUNDS                               1 YEAR    3 YEARS    5 YEARS   10 YEARS
----------------------------------------------------------------------------------
CASH RESERVES                               $ 6        $20        $35       $79


   The assumption in this example of a 5% annual return is required by regulations of the SEC applicable to all mutual funds. THE INFORMATION IN THE PREVIOUS TABLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RATES OF RETURN; ACTUAL EXPENSES OR RETURNS MAY BE GREATER OR LESS THAN THOSE SHOWN, AND MAY CHANGE IF THE EXPENSE REIMBURSEMENT CHANGES.

FINANCIAL HIGHLIGHTS

          Selected Per Share Data and Ratios

----------------------------------------------------------------------


   The financial information in the following tables is for the Fund as of October 31, 1997 and includes data related to the Fund before it was converted into a series of the Trust on July 2, 1993. This information has been audited by the Fund's independent auditors. You may obtain, at no cost, further information about the performance of the Fund in its annual report to shareholders. The auditors' report is incorporated in the SAI by reference to the annual report. Please call 800-877-9700 for free copies of the annual report and for up-to-date information. Also, see "Performance Information."

FINANCIAL HIGHLIGHTS
Neuberger&Berman
          Cash Reserves
--------------------------------------------------------------------------------
   The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. It should be read in conjunction with the Portfolio's Financial Statements and notes thereto.

                                                                            Year Ended October 31,
                                            1997(1)      1996(1)      1995(1)      1994(1)      1993(1)        1992         1991
                                            --------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year          $ 1.0000     $ 1.0000     $ 1.0000     $ 1.0001     $ 1.0001     $ 1.0000     $ 1.0000
                                            --------------------------------------------------------------------------------------
Income From Investment Operations
    Net Investment Income                      .0499        .0486        .0529        .0327        .0263        .0363        .0600
    Net Gains or Losses on Securities             --           --           --           --        .0002        .0002           --
                                            --------------------------------------------------------------------------------------
      Total From Investment Operations         .0499        .0486        .0529        .0327        .0265        .0365        .0600
                                            --------------------------------------------------------------------------------------
Less Distributions
    Dividends (from net investment
     income)                                  (.0499)      (.0486)      (.0529)      (.0327)      (.0263)      (.0363)      (.0600)
    Distributions (from net capital
     gains)                                       --           --           --       (.0001)      (.0002)      (.0001)          --
                                            --------------------------------------------------------------------------------------
      Total Distributions                     (.0499)      (.0486)      (.0529)      (.0328)      (.0265)      (.0364)      (.0600)
                                            --------------------------------------------------------------------------------------
Net Asset Value, End of Year                $ 1.0000     $ 1.0000     $ 1.0000     $ 1.0000     $ 1.0001     $ 1.0001     $ 1.0000
                                            --------------------------------------------------------------------------------------
Total Return(2)                                +5.11%       +4.97%       +5.42%       +3.33%       +2.68%       +3.69%       +6.17%
                                            --------------------------------------------------------------------------------------
Ratios/Supplemental Data
    Net Assets, End of Year (in
     millions)                              $  664.1     $  482.0     $  408.9     $  311.9     $  273.1     $  261.7     $  278.9
                                            --------------------------------------------------------------------------------------
    Ratio of Gross Expenses to Average
     Net Assets(3)                               .63%         .66%         .65%          --           --           --           --
                                            --------------------------------------------------------------------------------------
    Ratio of Expenses to Average Net
     Assets(4)                                   .63%         .65%         .65%         .65%         .65%         .65%         .65%
                                            --------------------------------------------------------------------------------------
    Ratio of Net Investment Income to
     Average Net Assets(4)                      4.98%        4.86%        5.30%        3.31%        2.63%        3.63%        6.00%
                                            --------------------------------------------------------------------------------------

                                                                     Period from
                                                                  April 12, 1988(4)
                                                                   to October 31,
                                            1990         1989           1988

Net Asset Value, Beginning of Year        $ 1.0001     $ 1.0000        $1.0000

Income From Investment Operations
    Net Investment Income                    .0766        .0866          .0401
    Net Gains or Losses on Securities           --        .0001             --

      Total From Investment Operations       .0766        .0867          .0401

Less Distributions
    Dividends (from net investment
     income)                                (.0766)      (.0866)        (.0401)
    Distributions (from net capital
     gains)                                 (.0001)          --             --

      Total Distributions                   (.0767)      (.0866)        (.0401)

Net Asset Value, End of Year              $ 1.0000     $ 1.0001        $1.0000

Total Return(2)                              +7.94%       +9.01%         +4.08%(5)

Ratios/Supplemental Data
    Net Assets, End of Year (in
     millions)                            $  278.2     $  267.1        $ 140.9

    Ratio of Gross Expenses to Average
     Net Assets(3)                              --           --             --

    Ratio of Expenses to Average Net
     Assets(4)                                 .65%         .65%           .60%(6)

    Ratio of Net Investment Income to
     Average Net Assets(4)                    7.66%        8.70%          7.54%(6)



SEE NOTES TO FINANCIAL HIGHLIGHTS

NOTES TO FINANCIAL HIGHLIGHTS
1)The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of the Portfolio's income and expenses.
2)Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. For the Fund, total return would have been lower if N&B Management had not reimbursed certain expenses.

3)For fiscal periods ending after September 1, 1995, the Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements. These ratios reflect the reimbursement of certain expenses.


4)After reimbursement of expenses by N&B Management. Had N&B Management not undertaken such action the annualized ratios to average daily net assets would have been:


NEUBERGER&BERMAN CASH RESERVES

                                                                                                                  Period from
                                                                                                                 April 12, 1988
                                                         Year Ended October 31,                                  to October 31,
                           1996       1995       1994       1993       1992       1991       1990       1989          1988
                         ------------------------------------------------------------------------------------------------------
Expenses                      .67%       .68%       .71%       .76%       .69%       .69%       .72%       .83%       1.03%
                         ------------------------------------------------------------------------------------------------------
Net Investment Income        4.84%      5.27%      3.25%      2.52%      3.59%      5.96%      7.59%      8.52%       7.11%
                         ------------------------------------------------------------------------------------------------------


  For the year ended October 31, 1997, there was no reimbursement of expenses by N&B Management for the Fund.


5)The date investment operations commenced.


6)Not annualized.


7)Annualized.

INVESTMENT PROGRAM

   The investment policies and limitations of the Fund are identical to those of the Portfolio. The Fund invests only in the Portfolio. Therefore, the following shows you the kinds of securities in which the Portfolio invests. For an explanation of some types of investments, see "Description of Investments" on page 33.

   Investment policies and limitations of the Fund and Portfolio are not fundamental unless otherwise specified in this Prospectus or the SAI. Fundamental policies may not be changed without shareholder approval. A non-fundamental policy or limitation may be changed by the trustees of the Trust or of Managers Trust without shareholder approval.
   The investment objective of the Fund and Portfolio is not fundamental. There can be no assurance that the Fund or Portfolio will achieve its objective. The Fund, by itself, does not represent a comprehensive investment program.
   Additional investment techniques, features, and limitations concerning the Portfolio's investment program are described in the SAI.
   The value of fixed income securities is likely to rise in times of falling market interest rates and fall in times of rising interest rates. Investments in shorter-term income securities normally are less affected by interest rate changes than are investments in longer-term securities. The value of income securities is also affected by changes in the creditworthiness of the issuer.
   The investment objective of Neuberger&Berman CASH RESERVES and Neuberger&Berman CASH RESERVES Portfolio is to provide the highest current income consistent with safety and liquidity.
   The Portfolio invests in a portfolio of debt instruments with remaining maturities of 397 days or less and maintains a dollar-weighted average portfolio maturity of not more than 90 days. The Portfolio uses the amortized cost method of valuation to enable the Fund to maintain a stable $1.00 share price. Of course, there is no guarantee that the Fund will be able to maintain a $1.00 share price.
   The Portfolio invests in high-quality U.S. dollar-denominated money market instruments of U.S. and foreign issuers, including governments and their agencies and instrumentalities, banks and other financial institutions, and corporations, and may invest in repurchase agreements with respect to these instruments. The Portfolio may invest 25% or more of its total assets in U.S. Government and Agency Securities or in certificates of deposit or bankers' acceptances issued by domestic branches of U.S. banks. The Portfolio may also invest in municipal obligations that otherwise meet its criteria for quality and maturity.

          Short-Term Trading

----------------------------------------------------------------------

   Although the Portfolio does not purchase securities with the intention of profiting from short-term trading, the Portfolio may sell portfolio securities prior to maturity when N&B Management believes that such action is advisable.


          Ratings of Debt Securities


----------------------------------------------------------------------


    HIGH-QUALITY DEBT SECURITIES. High-quality debt securities are securities that have received a rating from at least one nationally recognized statistical rating organization ("NRSRO") such as Standard & Poor's ("S&P"), Moody's Investors Services, Inc. ("Moody's"), Fitch Investors Services, Inc., or Duff & Phelps Credit Rating Co., in one of the two highest rating categories (the highest category in the case of commercial paper) or, if not rated by any NRSRO, such as U.S. Government and Agency Securities, have been determined by N&B Management to be of comparable quality. If two or more NRSROs have rated a security, at least two of them must rate it as high quality if the security is to be eligible for purchase by the Portfolio.

   Further information regarding the ratings assigned to securities purchased by the Portfolio and their meaning is included in the SAI and in the Fund's annual report.

          Borrowings

----------------------------------------------------------------------

   The Portfolio has a fundamental policy that it may not borrow money, except that it may (1) borrow money from banks for temporary or emergency purposes and not for leveraging or investment and (2) enter into reverse repurchase agreements for any purpose, so long as the aggregate amount of borrowings and reverse repurchase agreements does not exceed one-third of the Portfolio's total assets (including the amount borrowed) less liabilities (other than borrowings). As a non-fundamental policy, the Portfolio may not purchase portfolio securities if its outstanding borrowings, including reverse repurchase agreements, exceed 5% of its total assets. Dollar rolls are treated as reverse repurchase agreements for purposes of this limitation.

          Other Investments

----------------------------------------------------------------------

   For temporary defensive purposes, the Portfolio may invest up to 100% of its total assets in cash or cash equivalents, commercial paper, U.S. Government and Agency Securities and certain other money market instruments, as well as repurchase agreements on U.S. Government and Agency Securities, and may adopt a shorter than normal weighted average maturity.

PERFORMANCE INFORMATION


   The performance of the Fund is measured as YIELD. The Portfolio invests in various kinds of fixed income securities, so its performance is related to changes in interest rates. Generally, investments in shorter-term income securities are less affected by interest rate changes than are investments in longer-term income securities. For this reason, longer-term bond funds usually have higher yields and carry more interest-rate risk than shorter-term bond funds. Money market funds, which seek to maintain a stable share price and invest only in income securities with remaining maturities of 397 days or less, have the least interest-rate risk. The creditworthiness of issuers of income securities also affects risk; for example, U.S. Government and Agency securities are generally considered to have less credit risk than investment grade bonds.

   The table under "Summary -- The Fund and Portfolio" shows the investment objective, principal types of investments, and comparative information for the Fund and Portfolio. This should help you decide whether the Fund fits your needs. For more detailed information, see "Investment Program" and "Description of Investments." Further information regarding the Fund's performance is presented in its annual report to shareholders, which is available without charge by calling 800-877-9700.
   Past results do not, of course, guarantee future performance. Share prices may vary, and your shares when redeemed may be worth more or less than your original purchase price.

          Yield

----------------------------------------------------------------------

   YIELD refers to the income generated by an investment over a particular period of time, which is annualized (assumed to have been generated for one year) and expressed as an annual percentage rate. EFFECTIVE YIELD is yield assuming that all distributions are reinvested. Annualized yields for the Fund based on the return for a recent seven-day period are called CURRENT YIELDS.

          Yield Information

----------------------------------------------------------------------

   You can obtain current performance information about the Fund by calling N&B Management at 800-877-9700. N&B Management has reimbursed the Fund for certain expenses, which has the effect of increasing its yield.

HOW TO BUY SHARES
   You can buy shares of the Fund directly by mail, wire, or telephone or through an exchange of shares with another Neuberger&Berman Fund. If you are investing through a retirement plan, all of these methods of purchasing shares may not be available. Shares are purchased at the next price calculated on a day the New York Stock Exchange ("NYSE") is open, after your purchase order is received and accepted. Prices for shares of Neuberger&Berman CASH RESERVES Fund are calculated as of noon Eastern time.

   N&B Management, in its discretion, may accept or reject purchase orders or waive the minimum investment requirements.


          By Mail

----------------------------------------------------------------------


   Send your check or money order, payable to "Neuberger&Berman Funds" by mail to:

   Neuberger&Berman Funds
   Boston Service Center
   P.O. Box 8403
   Boston, MA 02266-8403

or by overnight courier, U.S. Express Mail, or registered or certified mail to:
   Neuberger&Berman Funds
   c/o State Street Bank and Trust Company
   2 Heritage Drive
   North Quincy, MA 02171


   Be sure to specify the name of the Fund. If this is your FIRST PURCHASE of shares of the Fund, please complete and sign an application for a new Fund account and send it along with a check or money order for a minimum of $2,000. For each ADDITIONAL PURCHASE, please send at least $100 for shares of the Fund. YOUR CHECK OR MONEY ORDER TO OPEN A NEW ACCOUNT MUST BE MADE PAYABLE ON ITS FACE TO "NEUBERGER&BERMAN FUNDS." GENERALLY, CHECKS ARE NOT ACCEPTED UNLESS MADE PAYABLE TO "NEUBERGER&BERMAN FUNDS." NEUBERGER&BERMAN MANAGEMENT RESERVES THE RIGHT TO ACCEPT CERTAIN CHECKS FOR SUBSEQUENT INVESTMENTS MADE PAYABLE TO THE REGISTERED OWNER(S) FOR THOSE ACCOUNTS.

   Checks and money orders for the purchase of shares of the Fund are accepted only after the check or money order is received at one of the two addresses shown above.

          By Wire

----------------------------------------------------------------------

   Call 800-877-9700 for instructions on how to wire money to buy shares. Your wire goes to State Street Bank and Trust Company ("State Street") and must include your name, the name of the Fund whose shares you want to buy, and your account number. The minimum for a FIRST PURCHASE of shares of a Fund is $2,000. For an ADDITIONAL PURCHASE, you should wire at least $1,000.

          Other Information

----------------------------------------------------------------------

   / / You  must pay  for your shares  in U.S.  dollars by check  or money order
       (drawn on a U.S. bank), by bank or federal funds wire transfer, or by an electronic bank transfer; cash cannot be accepted.
   / / The Fund has the right to suspend the offering of its shares for a period of time. The Fund also has the right to accept or reject a purchase order in its sole discretion, including certain purchase orders using the exchange privilege.
   / / If you pay by check and your check does not clear, or if you order shares by telephone and fail to pay for them, your purchase will be canceled and you could be liable for any resulting losses or fees the Fund or its agents have incurred. To recover those losses or fees, the Fund has the right to bill you or to redeem shares from your account.
   / / When you sign your application for a new Fund account, you will be certifying that your Social Security or other taxpayer ID number is correct and that you are not subject to backup withholding.

   / / You  can  also  buy  shares  of  the  Fund  indirectly  through   certain
       stockbrokers, banks, and other financial institutions, some of which may charge you a fee. These institutions may have additional requirements to buy shares. Some of these institutions (or their designees) may be authorized to accept purchase orders on behalf of the Fund. The Fund will be deemed to have received your purchase order when an authorized institution (or its designee) accepts the order. Your order will receive the next price calculated after the order has been accepted by the authorized institution (or its designee). You should consult your institution to determine the time by which it must receive your order for you to purchase Fund shares at that day's price.

   / / The Fund will not issue a certificate for your shares unless you write to
       State Street and request one. Most shareholders do not want a certificate, because you must present the certificate to sell or exchange the shares it represents. This means that you would be able to sell or exchange those shares only by mail, and not by telephone or fax. If you lose your certificate, you will have to pay the expense of replacing it.

   / / Through an account with an Institution, you may be able to exchange shares of the Fund for shares of another Neuberger&Berman Fund. Investors should consult their Institution for more details.

HOW TO SELL SHARES
   You can sell (redeem) all or some of your shares at any time by mail, fax, or telephone, or by writing a check. HOWEVER, IF YOU HAVE A CERTIFICATE FOR YOUR SHARES (INCLUDING SHARES OF THE FUND'S PREDECESSOR), YOU CAN REDEEM THOSE SHARES ONLY BY SENDING THE CERTIFICATE BY MAIL. You can also sell shares by exchanging them for shares of other Neuberger&Berman Funds.
   TO SELL SHARES HELD IN A RETIREMENT ACCOUNT OR BY A TRUST, ESTATE, GUARDIAN, OR BUSINESS ORGANIZATION, PLEASE CALL 800-877-9700 FOR INSTRUCTIONS. If you are selling shares held through a retirement plan, certain of the methods of selling shares described here may not be available.
   Shares are sold at the next price calculated on a day the NYSE is open, after your sales order is received and accepted. Prices for shares of the Fund are calculated as of noon Eastern time.
   Unless otherwise instructed, the Fund will mail a check for your sales proceeds, payable to the owner(s) shown on your account ("record owner"), to the address shown on your account ("record address"). You may designate in your Fund application a bank account to which, at your request, State Street will transfer your sales proceeds electronically (at no charge to you) or will wire your sales proceeds. State Street currently charges a fee of $8.00 for each wire. However, if you have one or more accounts in the Neuberger&Berman Funds aggregating $200,000 or more in value, you will not be charged for wire redemptions; your $8.00 fee will be paid by N&B Management.
   If you purchased shares indirectly through certain stockbrokers, banks, or other financial institutions, you may sell those shares only through those organizations, some of which may charge you a fee.

   If you purchased shares indirectly through certain stockbrokers, banks, or other financial institutions, you may sell those shares only through those organizations, some of which may charge you a fee. These institutions may have additional requirements to sell shares. Some of these institutions (or their designees) may be authorized to accept redemption orders on behalf of the Fund. The Fund will be deemed to have received your redemption order when an authorized institution (or its designee) accepts the order. Your order will receive the next price calculated after the order has been accepted by the authorized institution (or its designee). You should consult your institution to determine the time by which it must receive your order for you to sell Fund shares at that day's price.

          By Mail or Facsimile Transmission (Fax)

----------------------------------------------------------------------

   Write a redemption request letter with your name and account number, the Fund's name, and the dollar amount or number of shares of the Fund you want to sell, together with any other instructions, and send it by mail to:
   Neuberger&Berman Funds
   Boston Service Center
   P.O. Box 8403
   Boston, MA 02266-8403

or by overnight courier, U.S. Express Mail, or registered or certified mail to:
   Neuberger&Berman Funds
   c/o State Street Bank and Trust Company
   2 Heritage Drive
   North Quincy, MA 02171

or by fax, to redeem up to $50,000 worth of shares, to 212-476-8848. Be sure to have all owners sign the request exactly as their names appear on the account and include the certificate for your shares if you have one. If shares are issued in certificate form, they are not eligible to be redeemed by fax. If you have changed the record address by telephone or fax, shares may not be redeemed by fax for 15 days after receipt of the address change. Please call 800-877-9700 to confirm receipt and acceptance of any order submitted by fax.
   To protect you and the Fund against fraud, your signature on a redemption request must have a SIGNATURE GUARANTEE if (1) you want to sell more than $50,000 worth of shares, (2) you want the redemption check to be made out to someone other than the record owner, (3) you want the check to be mailed somewhere other than the record address, or (4) you want the proceeds to be wired or transferred electronically to a bank account not named in your application or in your prior written instruction with a signature guarantee. You can obtain a signature guarantee from most banks, stockbrokers and dealers, credit unions, and financial institutions, but not from a notary public. A redemption request that requires a signature guarantee should be sent by mail.
   For a redemption request sent by FAX, limited to not more than $50,000, the redemption check may be made out only to the record owner and mailed to the record address or the proceeds wired or transferred electronically to a bank account named in your application or in a written instruction from the record owner with a signature guarantee.
   Please call 800-877-9700 for more information about the signature guarantee requirement.

          By Telephone

----------------------------------------------------------------------

   To sell shares worth at least $500, call 800-877-9700, giving your name and account number, the name of the Fund, and the dollar amount or number of shares you want to sell.

   You can sell shares by telephone unless (1) you have declined this service either in your application or later by writing or by submitting an appropriate form to N&B Management or State Street, (2) you have a certificate for such shares, or (3) you want to sell shares from a retirement account. In addition, if you have changed the record address by telephone or fax, shares may not be redeemed by telephone for 15 days after receipt of the address change.

   Please refer to "Additional Information on Telephone Transactions."

          By Check

----------------------------------------------------------------------


   For Neuberger&Berman CASH RESERVES, you may sell Fund shares by writing a check for at least $250 on your account. If you requested this service on your application, you will receive a supply of checks. You may write an unlimited number of checks, and there is no charge. Because the amount in your account varies daily, you cannot sell all your shares and close your account by writing a check.


          Other Information

----------------------------------------------------------------------

   / / Usually, redemption proceeds will be mailed on the next business day following the receipt of a proper redemption request, but in any case within three business days of such receipt (under unusual circumstances, the Fund may take longer, as permitted by law). You may also call 800-877-9700 for information on how to receive electronic transfers through your bank.
   / / The Fund may delay paying for any redemption until it is reasonably satisfied that the check used to buy shares has cleared, which may take up to 15 days after the purchase date. So if you plan to sell shares shortly after buying them, you may want to pay for the purchase with a certified check or money order or by wire transfer.

   / / The Fund may suspend redemptions or postpone payments on days when the NYSE is closed, when trading on the NYSE is restricted, or as permitted by the SEC.

   / / If you sell shares by writing a check on your account for an amount greater than the value of your shares, or if the check is for less than $250 or has an irregularity (such as no signature), your check will be returned to you and you may be charged $15 by redeeming shares with that value from your account. The check writing redemption service may be modified or terminated at any time, or other charges may be imposed on it.

   / / If, because you sold shares, your account balance with the Fund falls below $2,000, the Fund has the right to close your account after giving you at least 60 days' written notice to reestablish the minimum balance. If you do not do so, the Fund may redeem your remaining shares at their price on the date of redemption and will send the redemption proceeds to you.
   / / Through an account with an Institution, you may be able to exchange shares of the Fund for shares of another Neuberger&Berman Fund. Investors should consult their Institution for more details.

   / / No interest will accrue on amounts represented by uncashed redemption or distribution checks.

                    (This page has been left blank intentionally.)

SHAREHOLDER SERVICES
   Several services are available to assist you in making and managing your investment in the Fund.

          Systematic Withdrawal Plans

----------------------------------------------------------------------

   If you own shares of the Fund worth at least $5,000, you can open a Systematic Withdrawal Plan. Under such a plan, you arrange to withdraw a specific amount (at least $50) on a monthly, quarterly, semi-annual, or annual basis, or you can have your account completely paid out over a specified period of time. You can also arrange for periodic cash withdrawals from your Fund account to pay fees to your financial planner or investment adviser. Call 800-877-9700 for more information.

          Retirement Plans

----------------------------------------------------------------------


   Retirement plans permit you to defer paying taxes on investment income and capital gains. Contributions to these plans may also be tax-deductible, although distributions from these plans generally are taxable. In the case of so-called "ROTH IRAs," contributions are not tax-deductible but distributions from the plan may be tax free. Please call 800-877-9700 for information on a variety of retirement plans offered by N&B Management, including IRAs, simplified employee pension plans, savings incentive match plans for employees (SIMPLE Retirement Plans) -- IRA version only, self-employed individual retirement plans (so-called "Keogh Plans"), corporate profit-sharing and money purchase pension plans, section 401(k) plans, and section 403(b)(7) accounts.


          Electronic Bank Transfers

----------------------------------------------------------------------

   You may designate, either in your application or later by writing or by submitting an appropriate form to State Street, a bank account through which State Street will electronically transfer monies to you or from you at pre-set intervals (such as under a Systematic Withdrawal Plan or automatic investing plan or for payment of cash distributions) or upon your request. Please include a voided check with your application. This service is not available for retirement accounts.
   State Street does not charge a fee for this service; however, you should contact your bank to ensure that it is able to process electronic transfers. Please call 800-877-9700 for more information. If you wish to terminate this service, you must call at least 10 calendar days before the next scheduled electronic transfer.

          Internet Access

----------------------------------------------------------------------


   N&B Management now maintains an Internet site on the World Wide Web at HTTP://WWW.NBFUNDS.COM. You can access Fund prices and yields, informative articles, interactive worksheets to assist you in financial planning, and the prospectuses and applications for certain other Neuberger&Berman Funds.

SHARE PRICES AND NET ASSET VALUE
   The Fund's shares are bought or sold at a price that is the Fund's net asset value ("NAV") per share. The NAV for the Fund and Portfolio are calculated by subtracting liabilities from total assets (in the case of the Portfolio, the market value of the securities the Portfolio holds plus cash and other assets; in the case of the Fund, its percentage interest in the Portfolio, multiplied by the Portfolio's NAV, plus any other assets). The Fund's per share NAV is calculated by dividing its NAV by the number of Fund shares outstanding and rounding the result to the nearest full cent.
   Neuberger&Berman CASH RESERVES tries to maintain a stable NAV of $1.00 per share. The Portfolio values its securities at their cost at the time of purchase and assumes a constant amortization to maturity of any discount or premium. The Portfolio and the Fund calculate their NAVs as of noon Eastern time on each day the NYSE is open.

   If N&B Management believes that the price of a security obtained under the Portfolio's valuation procedures (as described above) does not represent the amount that the Portfolio reasonably expects to receive on a current sale of the security, the Portfolio will value the security based on a method that the trustees of Managers Trust believe accurately reflects fair value.

DIVIDENDS, OTHER DISTRIBUTIONS,
AND TAXES

   The Fund distributes substantially all of its share of any net investment income (net of the Fund's expenses) and any net capital gains from investment transactions earned or realized by the Portfolio. Income dividends are declared daily by the Fund at the time its NAV is calculated and are paid monthly, and net capital gains, if any, are normally distributed annually in December. Investors who are considering the purchase of Fund shares in December should take this into account because of the tax consequences of such distributions. Investors in the Fund whose purchase orders are converted to "federal funds" by noon Eastern time on any given day will accrue income dividends beginning that day.


          Distribution Options

----------------------------------------------------------------------

    REINVESTMENT IN SHARES. All dividends and other distributions, if any, paid on shares of the Fund are automatically reinvested in additional shares of the Fund, unless you elect to receive them in cash. Dividends are reinvested at the Fund's per share NAV on the last business day of each month. Each other distribution is reinvested at the Fund's per share NAV, usually as of the date the distribution is payable. For RETIREMENT ACCOUNTS, all distributions are automatically reinvested in shares; when you are at least 59 1/2 years old, you can receive distributions in cash without incurring a premature distribution penalty tax.

    DIVIDENDS IN CASH. You may elect to receive dividends in cash, with other distributions being reinvested in additional Fund shares, by checking that election box on your Fund application.

    ALL DISTRIBUTIONS IN CASH. You may elect to receive all dividends and other distributions in cash, by checking that election box on your Fund application.

   Checks for cash dividends and other distributions usually will be mailed no later than seven days after the payable date. However, if you purchased your shares with a check, distributions on those shares may not be paid in cash until the Fund is reasonably satisfied that your check has cleared, which may take up to 15 days after the purchase date. No interest will accrue on amounts represented by uncashed dividend or other distribution checks. Cash dividends and other distributions may be paid through an electronic transfer to a bank account designated in your Fund application. Call 800-877-9700 for more information. You can change any distribution election by writing to State Street, the Fund's shareholder servicing agent.

          Taxes

----------------------------------------------------------------------


   Your investment has certain tax consequences, depending on the type of account in which you invest. If you have a qualified RETIREMENT ACCOUNT, taxes are deferred.



    TAXES ON DISTRIBUTIONS. Distributions (both income dividends and capital gain distributions) are generally subject to federal income tax and state and local income taxes.


   Those distributions are taxable when they are paid, whether in cash or by reinvestment in additional Fund shares, except that distributions declared in December to shareholders of record on a date in that month and paid in the following January are taxable as if they were paid on December 31 of the year in which the distributions were declared.

   For federal income tax purposes, income dividends and distributions of net short-term capital gain and net gains from certain foreign currency transactions are taxed as ordinary income. Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), when designated as such, are generally taxed as long-term capital gain, no matter how long you have owned your shares. Distributions of net capital gain may include gains from the sale of portfolio securities that appreciated in value before you bought your shares.

   Under the Taxpayer Relief Act of 1997, different maximum tax rates apply to the Fund's distributions of net capital gain depending on the Portfolio's holding periods for the securities it sold that generated the gain. The Portfolio may invest in municipal securities. Any distributions of income derived from these securities, however, are not tax-exempt, because the Portfolio does not invest the percentage of its assets in municipal securities that is required under federal tax law in order for the Fund to be eligible to distribute tax-free income.


   Every January, the Fund will send you a statement showing the amount of distributions paid in cash or reinvested in Fund shares for the previous year. You will also receive information showing (1) the portion, if any, of those distributions that generally is not subject to state and local income taxes, and
(2) capital gain distributions broken down in a manner that will enable you or your tax adviser to determine the appropriate rate of capital gains tax on such distributions.


    OTHER. Every January, you will receive a consolidated transaction statement for the previous year. Be sure to keep your statements; they will be useful to you and your tax preparer in determining the capital gains and losses from your redemptions.


   The Fund intends to continue to qualify for treatment as a regulated investment company for federal income tax purposes so that it will not have to pay federal income tax on that part of its taxable income and realized gains that it distributes to its shareholders.

   The foregoing is only a summary of some of the important income tax considerations affecting the Fund and its shareholders. See the SAI for additional tax information. There may be other federal, state, local, or foreign tax considerations applicable to a particular investor. Therefore, you should consult your tax adviser.

MANAGEMENT AND ADMINISTRATION

          Trustees and Officers

----------------------------------------------------------------------


   The trustees of the Trust and the trustees of Managers Trust, who are currently the same individuals, have oversight responsibility for the operations of the Fund and the Portfolio, respectively. The SAI contains general background information about each trustee and officer of the Trust and of Managers Trust. The trustees and officers of the Trust and of Managers Trust who are officers and/or directors of N&B Management and/or principals of Neuberger&Berman serve without compensation from the Fund or the Portfolio.


          Investment Manager, Administrator,
          Distributor, and Sub-Adviser

----------------------------------------------------------------------


   N&B Management serves as the investment manager of the Portfolio, as administrator of the Fund, and as distributor of the shares of the Fund. N&B Management and its predecessor firms have specialized in the management of no-load mutual funds since 1950. In addition to serving the Portfolio, N&B Management currently serves as investment manager of other mutual funds, including other series of Managers Trust. Neuberger&Berman acts as sub-adviser for the Portfolio and other mutual funds managed by N&B Management. The mutual funds managed by N&B Management and Neuberger&Berman had aggregate net assets of approximately $20.7 billion as of December 31, 1997.


   As sub-adviser, Neuberger&Berman furnishes N&B Management with investment recommendations and research without added cost to the Portfolio. N&B Management compensates Neuberger&Berman for its costs in connection with those services. Neuberger&Berman is a member firm of the NYSE and other principal exchanges and may act as the Portfolio's principal broker to the extent that a broker is used in the purchase and sale of portfolio securities and the sale of covered call options. Neuberger&Berman and its affiliates, including N&B Management, manage securities accounts that had approximately $52.9 billion of assets as of December 31, 1997. All of the voting stock of N&B Management is owned by individuals who are principals of Neuberger&Berman.


   Theodore P. Giuliano and Josephine P. Mahaney are primarily responsible as co-managers for the day-to-day managment of the Portfolio.

   Mr. Giuliano, the President and a Trustee of the Trust and of Managers Trust, is a principal of Neuberger&Berman and a director and Vice President of N&B Management. Mr. Giuliano is the Manager of the Fixed Income Group of Neuberger&

Berman, which he helped to establish in 1984. The Fixed Income Group manages fixed income accounts that had approximately $9.3 billion of assets as of December 31, 1997.


   Ms. Mahaney is co-manager of the Portfolio. Ms. Mahaney, who has been a Senior Portfolio Manager in the Fixed Income Group since 1984, and a Vice President of N&B Management since November 1994, has been primarily responsible for the Portfolio since October 1992. She was an Assistant Vice President of N&B Management from 1986 to 1994.

   The principals and employees of Neuberger&Berman and officers and employees of N&B Management, together with their families, have invested over $100 million of their own money in Neuberger&Berman Funds.
   To mitigate the possibility that the Portfolio will be adversely affected by employees' personal trading, the Trust, Managers Trust, N&B Management, and Neuberger&Berman have adopted policies that restrict securities trading in the personal accounts of the portfolio managers and others who normally come into possession of information on portfolio transactions.

    YEAR 2000. Like other financial and business organizations, the Fund and Portfolio could be adversely affected if computer systems they rely on do not properly process date-related information and data involving the years 2000 and after. N&B Management and Neuberger&Berman are taking steps that they believe are reasonable to address this problem in their own computer systems and to obtain assurances that comparable steps are being taken by the Fund's and Portfolio's other major service providers. N&B Management also attempts to evaluate the potential impact of this problem on the issuers of investment securities the Portfolio purchases. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Fund and Portfolio.


          Expenses

----------------------------------------------------------------------

   N&B Management provides investment management services to the Portfolio that include, among other things, making and implementing investment decisions and providing facilities and personnel necessary to operate the Portfolio. For investment management services, the Portfolio pays N&B Management a fee at the annual rate of 0.25% of the first $500 million of the Portfolio's average daily net assets, 0.225% of the next $500 million, 0.20% of the next $500 million, 0.175% of the next $500 million, and 0.15% of average daily net assets in excess of $2 billion.

   N&B Management provides administrative services to the Fund that include furnishing facilities and personnel for the Fund and performing certain shareholder, shareholder-related and other services. For such administrative services, the Fund pays N&B Management a fee at the annual rate of 0.27% of the Fund's average daily net assets. With the Fund's consent, N&B Management may subcontract to third parties some of its responsibilities to the Fund under the administration agreement. In addition, the Fund may compensate such third parties for accounting and other services.


   The Fund bears all expenses of its operations other than those borne by N&B Management as administrator of the Fund and as distributor of its shares. The Portfolio bears all expenses of its operations other than those borne by N&B Management as investment manager of the Portfolio. These expenses include the "Other Expenses" described on page 5.

   See "Expense Information -- Annual Fund Operating Expenses" for information about how these fees and expenses may affect the value of your investment.

   N&B Management has voluntarily undertaken to reimburse CASH RESERVES for its Total Operating Expenses, which include its pro rata share of the Portfolio's Total Operating Expenses, which exceed, in the aggregate, 0.65% per annum of the Fund's average daily net assets. N&B Management may terminate this undertaking to the Fund by giving at least 60 days' prior written notice to the Fund. The effect of reimbursement by N&B Management is to reduce the Fund expenses and thereby increase its total return.


   For the fiscal year ended October 31, 1997, the Fund bore aggregate operating expenses of 0.63% as a percentage of its average daily net assets (after taking into consideration N&B Management's expense reimbursements).


          Transfer and Shareholder Servicing Arrangements

----------------------------------------------------------------------

   The Fund's transfer and shareholder servicing agent is State Street. State Street administers purchases, redemptions, and transfers of Fund shares and the payment of dividends and other distributions through its Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403.

INFORMATION REGARDING ORGANIZATION,
CAPITALIZATION, AND OTHER MATTERS

          The Fund

----------------------------------------------------------------------


   The Fund is a separate series of the Trust, a Delaware business trust organized pursuant to a Trust Instrument dated as of December 23, 1992. The Trust is registered under the 1940 Act as a diversified, open-end management investment company, commonly known as a mutual fund. The Trust has six separate series. The Fund invests all of its net investable assets in the Portfolio, receiving a beneficial interest in that Portfolio. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders. The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.


    DESCRIPTION OF SHARES. The Fund is authorized to issue an unlimited number of shares of beneficial interest (par value $0.001 per share). Shares of the Fund represent equal proportionate interests in the assets of the Fund only and have identical voting, dividend, redemption, liquidation, and other rights. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other rights to subscribe to any additional shares.

    SHAREHOLDER MEETINGS. The trustees of the Trust do not intend to hold annual meetings of shareholders of the Fund. The trustees will call special meetings of shareholders of the Fund only if required under the 1940 Act or in their discretion or upon the written request of holders of 10% or more of the outstanding shares of that Fund entitled to vote.

    CERTAIN PROVISIONS OF TRUST INSTRUMENT. Under Delaware law, the shareholders of the Fund will not be personally liable for the obligations of the Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of a corporation. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or the Fund contains a statement that such obligation may be enforced only against the assets of the Trust or Fund and provides for indemnification out of Trust or Fund property of any shareholder nevertheless held personally liable for Trust or Fund obligations, respectively.

          The Portfolio

----------------------------------------------------------------------


   The Portfolio is a separate series of Managers Trust, a New York common law trust organized as of December 1, 1992. Managers Trust is registered under the 1940 Act as a diversified, open-end management investment company. Managers Trust has six separate portfolios. The assets of each portfolio belong only to that portfolio, and the liabilities of each portfolio are borne solely by that portfolio and no other.


    FUNDS' INVESTMENTS IN PORTFOLIOS. The Fund is a "feeder fund" that seeks to achieve its investment objective by investing all of its net investable assets in the Portfolio, which is a "master fund." The Portfolio, which has the same investment objective, policies, and limitations as the Fund, in turn invests in securities; the Fund thus acquires an indirect interest in those securities.
   The Fund's investment in the Portfolio is in the form of a non-transferable beneficial interest. Members of the general public may not purchase a direct interest in the Portfolio.
   The Portfolio may also permit other investment companies and/or other institutional investors to invest in the Portfolio. All investors will invest in the Portfolio on the same terms and conditions as the Fund and will pay a proportionate share of the Portfolio's expenses. Other investors in the Portfolio are not required to sell their shares at the same public offering price as the Fund, could have a different administration fee and expenses than the Fund, and might charge a sales commission. Therefore, Fund shareholders may have different returns than shareholders in another investment company that invests exclusively in the Portfolio. There is currently no such other investment company that offers its shares directly to members of the general public. Information regarding any fund that invests in the Portfolio is available from N&B Management by calling 800-877-9700.
   The trustees of the Trust believe that investment in the Portfolio by other potential investors in addition to the Fund may enable the Portfolio to realize economies of scale that could reduce its operating expenses, thereby producing higher returns and benefitting all shareholders.
   The Fund may withdraw its entire investment from the Portfolio at any time, if the trustees of the Trust determine that it is in the best interests of the Fund and its shareholders to do so. The Fund might withdraw, for example, if there were other investors in the Portfolio with power to, and who did by a vote of all investors (including the Fund), change the investment objective, policies, or limitations of the Portfolio in a manner not acceptable to the trustees of the Trust. A withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio to the Fund. That distribution could result in a less diversified portfolio of investments for the Fund and could affect adversely the liquidity of the Fund's investment portfolio. If the Fund decided to convert those securities to cash, it usually would incur brokerage fees or other transaction costs. If the Fund withdrew its investment from the Portfolio, the trustees of the Trust would consider what actions might be taken, including the investment of all of the Fund's net investable assets in another pooled investment entity having substantially the same investment objective as the Fund or the retention by the Fund of its own investment manager to manage its assets in accordance with its investment objective, policies, and limitations. The inability of the Fund to find a suitable replacement could have a significant impact on shareholders.

    INVESTOR MEETINGS AND VOTING. The Portfolio normally will not hold meetings of investors except as required by the 1940 Act. Each investor in the Portfolio will be entitled to vote in proportion to its relative beneficial interest in the Portfolio. On most issues subjected to a vote of investors, the Fund will solicit proxies from its shareholders and will vote its interest in the Portfolio in proportion to the votes cast by the Fund's shareholders. If there are other investors in the Portfolio, there can be no assurance that any issue that receives a majority of the votes cast by Fund shareholders will receive a majority of votes cast by all Portfolio investors; indeed, if other investors hold a majority interest in the Portfolio, they could have voting control of the Portfolio.

    CERTAIN PROVISIONS. Each investor in the Portfolio, including the Fund, will be liable for all obligations of the Portfolio. However, the risk of an investor in the Portfolio incurring financial loss beyond the amount of its investment on account of such liability would be limited to circumstances in which the Portfolio had inadequate insurance and was unable to meet its obligations out of its assets. Upon liquidation of the Portfolio, investors would be entitled to share pro rata in the net assets of the Portfolio available for distribution to investors.

DESCRIPTION OF INVESTMENTS

   In addition to the securities referred to in "Investment Programs" herein, the Portfolio may make the following investments, among others, individually or in combination, although it may not necessarily buy all of the types of securities or use all of the investment techniques that are described. For additional information on the following investments and on other types of investments which the Portfolios may make, see the SAIs.


    U.S. GOVERNMENT AND AGENCY SECURITIES. U.S. Government Securities are obligations of the U.S. Treasury backed by the full faith and credit of the United States. U.S. Government Agency Securities are issued or guaranteed by U.S. Government agencies, or by instrumentalities of the U.S. Government, such as the Government National Mortgage Association ("GNMA"), Fannie Mae (formerly, Federal National Mortgage Association), Freddie Mac (also known as the Federal Home Loan Mortgage Corporation), Student Loan Marketing Association (commonly known as "Sallie Mae"), and Tennessee Valley Authority. Some U.S. Government Agency Securities are supported by the full faith and credit of the United States, while others may be supported by the issuer's ability to borrow from the U.S. Treasury, subject to the Treasury's discretion in certain cases, or only by the credit of the issuer. U.S. Government Agency Securities include U.S. Government Agency mortgage-backed securities. The market prices of U.S. Government Agency Securities are not guaranteed by the Government and generally fluctuate inversely with changing interest rates.


    VARIABLE AND FLOATING RATE SECURITIES. Variable and floating rate securities have interest rate adjustment formulas that may help to stabilize their market value. Many of these instruments carry a demand feature which permits the Portfolio to sell them during a determined time period at par value plus accrued interest. The demand feature is often backed by a credit instrument, such as a letter of credit, or by a creditworthy insurer. The Portfolio may rely on the credit instrument or the creditworthiness of the insurer in purchasing a variable or floating rate security. For purposes of determining its dollar-weighted average maturity, the Portfolio calculates the remaining maturity of variable and floating rate instruments as provided in Rule 2a-7 under the 1940 Act.

   Among the variable and floating rate securities in which the Portfolio may invest are so-called guaranteed investment contracts ("GICs") issued by insurance companies. In the event of insolvency of the issuing insurance company, the ability of the Portfolio to recover its assets may depend on the treatment of GICs under state insurance laws. GICs are generally regarded as illiquid.


    REPURCHASE AGREEMENTS/SECURITIES LOANS. In a repurchase agreement, the Portfolio buys a security from a Federal Reserve member bank or a securities dealer and simultaneously agrees to sell it back at a higher price, at a specified date, usually less than a week later. The underlying securities must fall within the Portfolio's investment policies and limitations (but not limitations as to maturity). The Portfolio also may lend portfolio securities to banks, brokerage firms or institutional investors to earn income. Costs, delays, or losses could result if the selling party to a repurchase agreement or the borrower of portfolio securities becomes bankrupt or otherwise defaults. N&B Management monitors the creditworthiness of sellers and borrowers.


    ILLIQUID, RESTRICTED AND RULE 144A SECURITIES. The Portfolio may invest up to 10% of its net assets in illiquid securities, which are securities that cannot be expected to be sold within seven days at approximately the price at which they are valued. These may include unregistered or other restricted securities and repurchase agreements maturing in greater than seven days. Illiquid securities may also include commercial paper issued under section 4(2) of the Securities Act of 1933, as amended, and Rule 144A securities (restricted securities that may be traded freely among qualified institutional buyers pursuant to an exemption from the registration requirements of the securities laws); these securities are considered illiquid unless N&B Management, acting pursuant to guidelines established by the trustees of Managers Trust, determines they are liquid. Generally, foreign securities freely tradable in their principal market are not considered restricted or illiquid. Illiquid securities may be difficult for the Portfolio to value or dispose of due to the absence of an active trading market. The sale of some illiquid securities by the Portfolio may be subject to legal restrictions which could be costly to the Portfolio.



    REVERSE  REPURCHASE  AGREEMENTS.  In  a  reverse  repurchase  agreement, the
Portfolio sells securities to a bank or securities dealer and simultaneously agrees to repurchase the same securities at a higher price on a specific date. During the period before the repurchase, the Portfolio continues to receive principal and interest payments on the securities. The Portfolio will place cash or appropriate liquid securities in a segregated account to cover its obligations under reverse repurchase agreements. The Portfolio is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop"), as well as by the interest earned on the cash proceeds of the initial sale. Reverse repurchase agreements may increase fluctuations in the Portfolio's and the Fund's NAV and may be viewed as a form of leverage. N&B Management monitors the creditworthiness of counterparties to reverse repurchase agreements.


    WHEN-ISSUED TRANSACTIONS. In a when-issued transaction, the Portfolio commits to purchase securities that will be issued at a future date (generally within three months) in order to secure an advantageous price and yield at the time of the commitment and pays for the securities when they are delivered. If the seller fails to complete the sale, the Portfolio may lose the opportunity to obtain a favorable price and yield. When-issued securities may decline or increase in value during the period from the Portfolio's investment commitment to the settlement of the purchase, which may magnify fluctuation in the Fund's NAV.

    MORTGAGE-BACKED SECURITIES. Mortgage-backed securities represent interests in, or are secured by and payable from, pools of mortgage loans, including collateralized mortgage obligations. These securities include U.S. Government Agency mortgage-backed securities, which are issued or guaranteed by a U.S. Government agency or instrumentality (though not necessarily backed by the full faith and credit of the United States), such as GNMA, Fannie Mae, and Freddie Mac certificates. Other mortgage-backed securities are issued by private issuers, generally originators of and investors in mortgage loans. These issuers include savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Private mortgage-backed securities may be supported by U.S. Government Agency mortgage-backed securities or some form of non-governmental credit enhancement. Mortgage-backed securities may have either fixed or adjustable interest rates. Tax or regulatory changes may adversely affect the mortgage securities market. In addition, changes in the market's perception of the issuer may affect the value of mortgage-backed securities. The rate of return on mortgage-backed securities may be affected by prepayments of principal on the underlying loans, which generally increase as market interest rates decline; as a result, when interest rates decline, holders of these securities normally do not benefit from appreciation in market value to the same extent as holders of other non-callable debt securities. N&B Management determines the effective life of mortgage-backed securities based on industry practice and current market conditions. If N&B Management's determination is not borne out in practice, it could positively or negatively affect the value of the Portfolio when market interest rates change. Increasing market interest rates generally extend the effective maturities of mortgage-backed securities, increasing their sensitivity to interest rate changes.


    ASSET-BACKED SECURITIES. Asset-backed securities represent interests in, or are secured by and payable from, pools of assets, such as consumer loans, CARS-SM-("Certificates for Automobile Receivables"), credit card receivables securities, and installment loan contracts. Although these securities may be supported by letters of credit or other credit enhancements, payment of interest and principal ultimately depends upon individuals paying the underlying loans, which may be affected adversely by general downturns in the economy. The risk that recovery on repossessed collateral might be unavailable or inadequate to support payments on asset-backed securities is greater than in the case of mortgage-backed securities.

    FOREIGN INVESTMENTS. The Portfolio may invest in U.S. dollar-denominated foreign securities. Foreign securities may be affected by potentially adverse local, political, economic, social or diplomatic developments in foreign countries, the investment significance of which may be difficult to discern. Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations. In addition, foreign markets may be less liquid or more volatile than U.S. markets and may offer less protection to investors. It may be difficult to invoke legal process or to enforce contractual obligations abroad.

    MUNICIPAL OBLIGATIONS. Municipal obligations are issued by or on behalf of states, the District of Columbia, and U.S. territories and possessions and their political subdivisions, agencies, and instrumentalities. The interest on municipal obligations is generally exempt from federal income tax. Municipal obligations include "general obligation" securities, which are backed by the full taxing power of a municipality, and "revenue" securities, which are backed by the income from a specific project, facility, or tax. Municipal obligations also include industrial development and other private activity bonds -- the interest on which may be a tax preference item for purposes of the federal alternative minimum tax -- which are issued by or on behalf of public authorities and are not backed by the credit of any governmental or public authority. "Anticipation notes" are issued by municipalities in expectation of future proceeds from the issuance of bonds, or from taxes or other revenues, and are payable from those bond proceeds, taxes, or revenues. Municipal obligations also include tax-exempt commercial paper, which is issued by municipalities to help finance short-term capital or operating requirements. Current efforts to restructure the federal budget and the relationship between the federal government and state and local governments may adversely impact the financing of some issuers of municipal securities. Some states and localities are experiencing substantial deficits and may find it difficult for political or economic reasons to increase taxes. Efforts are under way that may result in a restructuring of the federal income tax system. These developments could reduce the value of all municipal securities, or the securities of particular issuers.


    ZERO COUPON SECURITIES. Zero coupon securities do not pay interest currently. Instead, they are sold at a deep discount from their face value and are redeemed at face value when they mature; in calculating its daily income, the Portfolio accrues a portion of the difference between these securities' purchase price and their face value. Because zero coupon securities do not pay current income, their prices can be very volatile when interest rates change. In addition, because the Fund is required by the federal tax law to distribute to its shareholders at least annually substantially all of its income, including the non-cash income attributable to zero coupon securities, the Portfolio may have to dispose of securities to obtain cash for such distributions.


    CALLABLE BONDS. Many bonds give the issuer the right to repay them early. If the issuer of a callable bond exercises this right during a period of falling interest rates, the Portfolio may not be able to invest the proceeds at a comparably high rate of return.

USE OF JOINT STATEMENT
OF ADDITIONAL INFORMATION

   The Fund and the Portfolio each acknowledges that it is solely responsible for all information or lack of information about the Fund and Portfolio in the SAI, and no other series of the Trust or portfolio of Managers Trust is responsible therefor. The trustees of the Trust and of Managers Trust have considered this factor in approving the Fund's use of a single combined SAI.

                                                                      APPENDIX A


RATINGS OF SECURITIES



S&P CORPORATE BOND RATINGS:


INVESTMENT GRADE



AAA : Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.



AA : Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.



PLUS (+) OR MINUS (-) : The ratings above may be modified by the addition of a plus or minus sign to show relative standing within major categories.



MOODY'S CORPORATE BOND RATINGS:



AAA : Bonds rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or an exceptionally stable margin, and principal is secure. Although the various protective elements are likely to change, such changes that can be visualized are most unlikely to impair the fundamentally strong position of such issues.



AA : Bonds rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as "high-grade bonds." They are rated lower than the best bonds because margins of protection may not be as large as in AAA-rated securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in AAA-rated securities.



MODIFIERS : Moody's may apply numerical modifiers 1, 2, and 3 in each generic rating classification described above. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.



S&P COMMERCIAL PAPER RATINGS:



A-1 : This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+).



A-2 : This designation denotes satisfactory capacity for timely payment. However, the relative degree of safety is not as high as for issues designated A-1.



MOODY'S COMMERCIAL PAPER RATINGS:


   Issuers rated PRIME-1 (or related supporting institutions), also known as P-1, have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics:


   / / Leading market positions in well-established industries.


   / / High rates of return on funds employed.


   / / Conservative capitalization structures with moderate reliance on debt and ample asset protection.


   / / Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

   / / Well-established access to a range of financial markets and assured sources of alternate liquidity.


   Issuers rated PRIME-2 (or related supporting institutions), also known as P-2, have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

DIRECTORY

INVESTMENT MANAGER, ADMINISTRATOR,
AND DISTRIBUTOR
Neuberger&Berman Management Incorporated
605 Third Avenue 2nd Floor
New York, NY 10158-0180
800-877-9700
Institutional Services 800-366-6264

SUB-ADVISER
Neuberger&Berman, LLC
605 Third Avenue
New York, NY 10158-3698

CUSTODIAN AND SHAREHOLDER
SERVICING AGENT
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

ADDRESS CORRESPONDENCE TO:
Neuberger&Berman Funds
Boston Service Center
P.O. Box 8403
Boston, MA 02266-8403

LEGAL COUNSEL
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, NW
2nd Floor
Washington, DC 20036-1800

Neuberger&Berman, Neuberger&Berman Management Inc., and Neuberger&Berman Cash Reserves are service marks or registered trademarks of Neuberger&Berman, LLC or Neuberger&Berman Management Inc.

-C- 1998 Neuberger&Berman Management Inc.

[LOGO]


NEUBERGER & BERMAN MANAGEMENT INC.-Registered Trademark-

            605 THIRD AVENUE 2ND FLOOR
            NEW YORK, NY 10158-0180
            SHAREHOLDER SERVICES
            800.877.9700
            WWW.NBFUNDS.COM
































            This wrapper is not part of the prospectus.

            [GRAPHIC] PRINTED ON RECYCLED PAPER        NBLCR3710198

--------------------------------------------------------------------------------
                 NEUBERGER & BERMAN INCOME FUNDS AND PORTFOLIOS

                       STATEMENT OF ADDITIONAL INFORMATION


                               DATED MARCH 2, 1998

         Neuberger & Berman                  Neuberger & Berman
         Government Money Fund               Limited Maturity Bond Fund
         (and Neuberger & Berman             (and Neuberger & Berman
         Government Money                    Limited Maturity Bond
             Portfolio)                          Portfolio)


         Neuberger & Berman                  Neuberger & Berman
         Cash Reserves                       High Yield Bond Fund
         (and Neuberger & Berman             (and Neuberger & Berman
         Cash Reserves Portfolio)            Limited High Yield Bond
             Portfolio)



                              No-Load Mutual Funds
              605 Third Avenue, 2nd Floor, New York, NY 10158-0180
                             Toll-Free 800-877-9700
--------------------------------------------------------------------------------


                  Neuberger & Berman GOVERNMENT MONEY Fund ("GOVERNMENT MONEY"),
Neuberger & Berman CASH RESERVES ("CASH RESERVES"), Neuberger & Berman LIMITED MATURITY Bond Fund ("LIMITED MATURITY") and Neuberger & Berman HIGH YIELD Bond Fund ("HIGH YIELD")(each a "Fund") are no-load mutual funds that offer shares pursuant to a Prospectus dated March 2, 1998. The Funds invest all of their net investable assets in Neuberger & Berman GOVERNMENT MONEY Portfolio, Neuberger & Berman CASH RESERVES Portfolio, Neuberger & Berman LIMITED MATURITY Bond Portfolio, and Neuberger & Berman HIGH YIELD Bond Portfolio (each a "Portfolio"), respectively.


                  The Funds' Prospectus, which is also the prospectus for certain municipal funds administered by Neuberger & Berman Management Incorporated ("N&B Management"), provides basic information that an investor should know before investing. A copy of the Prospectus may be obtained, without charge, from N&B Management, 605 Third Avenue, 2nd Floor, New York, NY 10158-0180 or by calling 800-877-9700.

                  This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Prospectus.

                  No person has been authorized to give any information or to make any representations not contained in the Prospectus or in this SAI in connection with the offering made by the Prospectus, and, if given or made, such information or representations must not be relied upon as having been authorized by a Fund or its distributor. The Prospectus and this SAI do not constitute an offering by a Fund or its distributor in any jurisdiction in which such offering may not lawfully be made.

                                TABLE OF CONTENTS
                                -----------------



INVESTMENT INFORMATION.............................................1
         Investment Policies and Limitations.......................1
         Rating Agencies...........................................7
         Overview of Each Fund.....................................8
         Additional Investment Information.........................9
         Risks of Fixed Income Securities.........................35
         Risks of Equity Securities...............................36


CERTAIN RISK CONSIDERATIONS.......................................36


PERFORMANCE INFORMATION...........................................37
         Yield Calculations.......................................37
         Tax Equivalent Yield - State and Local Taxes.............38
         Total Return Computations................................39
         Comparative Information..................................40
         Other Performance Information............................41


TRUSTEES AND OFFICERS.............................................42


INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES.................49
         Investment Manager and Administrator.....................49
         Sub-Adviser..............................................52
         Investment Companies Managed.............................53
         Management and Control of N&B Management.................54


DISTRIBUTION ARRANGEMENTS.........................................55


ADDITIONAL PURCHASE INFORMATION...................................56
         Automatic Investing and Dollar Cost Averaging............56


ADDITIONAL EXCHANGE INFORMATION...................................57


ADDITIONAL REDEMPTION INFORMATION.................................59
         Suspension of Redemptions................................59
         Redemptions in Kind......................................60


DIVIDENDS AND OTHER DISTRIBUTIONS.................................60

ADDITIONAL TAX INFORMATION........................................61
         Taxation of the Funds....................................61
         Taxation of the Portfolios...............................62
         Taxation of the Funds' Shareholders......................65


VALUATION OF PORTFOLIO SECURITIES.................................66


PORTFOLIO TRANSACTIONS............................................66
         Portfolio Turnover.......................................68


REPORTS TO SHAREHOLDERS...........................................68


ORGANIZATION......................................................68


CUSTODIAN AND TRANSFER AGENT......................................68


INDEPENDENT AUDITORS..............................................68


LEGAL COUNSEL.....................................................69


CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES...............69


REGISTRATION STATEMENT............................................69


FINANCIAL STATEMENTS..............................................70

                             INVESTMENT INFORMATION


                  Each Fund is a separate series of Neuberger & Berman Income Funds ("Trust"), a Delaware business trust that is registered with the Securities and Exchange Commission ("SEC") as an open-end management investment company. Each Fund seeks its investment objective by investing all of its net investable assets in a Portfolio of Income Managers Trust ("Managers Trust") that has an investment objective identical to, and a name similar to, that of the Fund. Each Portfolio, in turn, invests in securities in accordance with an investment objective, policies, and limitations identical to those of its corresponding Fund. (The Trust and Managers Trust, which is an open-end management investment company managed by N&B Management, are together referred to below as the "Trusts.")


                  The following information supplements the discussion in the Prospectus of the investment objective, policies, and limitations of each Fund and Portfolio. The investment objective and, unless otherwise specified, the investment policies and limitations of each Fund and Portfolio are not fundamental. Any investment objective, policy or limitation that is not fundamental may be changed by the trustees of the Trust ("Fund Trustees") or of Managers Trust ("Portfolio Trustees") without shareholder approval. The fundamental investment policies and limitations of a Fund or a Portfolio may not be changed without the approval of the lesser of (1) 67% of the total units of beneficial interest ("shares") of the Fund or Portfolio represented at a meeting at which more than 50% of the outstanding Fund or Portfolio shares are represented or (2) a majority of the outstanding shares of the Fund or Portfolio. These percentages are required by the Investment Company Act of 1940 ("1940 Act") and are referred to in this SAI as a "1940 Act majority vote." Whenever a Fund is called upon to vote on a change in a fundamental investment policy or limitation of its corresponding Portfolio, the Fund casts its votes thereon in proportion to the votes of its shareholders at a meeting thereof called for that purpose.


INVESTMENT POLICIES AND LIMITATIONS
-----------------------------------

                  Each Fund has the following fundamental investment policy, to enable it to invest in its corresponding Portfolio:

         Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities, and receivables relating to securities) in an open-end management investment company having substantially the same investment objective, policies, and limitations as the Fund.

                  All other fundamental investment policies and limitations and the non-fundamental investment policies and limitations of each Fund are identical to those of its corresponding Portfolio. Therefore, although the following discusses the investment policies and limitations of the Portfolios, it applies equally to their corresponding Funds.


                  For purposes of the investment limitation on concentration in a particular industry, N&B Management determines the "issuer" of a municipal obligation that is not a general obligation note or bond based on the obligation's characteristics. The most significant of these characteristics is the source of funds for the repayment of principal and payment of interest on the obligation. If an obligation is backed by an irrevocable letter of credit or other guarantee, without which the obligation would not qualify for purchase under Neuberger & Berman LIMITED MATURITY Bond Portfolio's or Neuberger & Berman CASH RESERVES Portfolio's quality restrictions, the issuer of the letter of credit or the guarantee is considered an issuer of the obligation. If an obligation meets a Portfolio's quality restrictions without credit support, the Portfolio treats the commercial developer or the industrial user, rather than the governmental entity or the guarantor, as the only issuer of the obligation, even if the obligation is backed by a letter of credit or other guarantee. Also for purposes of the investment limitation on concentration in a particular industry, both mortgage-backed and asset-backed securities are grouped together as a single industry. With respect to the limitation on borrowings, Neuberger & Berman HIGH YIELD Bond Portfolio may pledge assets in connection with permitted borrowings. For purposes of its limitation on commodities, Neuberger & Berman LIMITED MATURITY Bond Portfolio does not consider foreign currencies or forward contracts to be physical commodities.


                  Except for the limitation on borrowing and the limitation on illiquid securities, any maximum percentage of securities or assets contained in any investment policy or limitation will not be considered to be exceeded unless the percentage limitation is exceeded immediately after, and because of, a transaction by a Portfolio. If events subsequent to a transaction result in a Portfolio exceeding the percentage limitation on borrowing or illiquid securities, N&B Management will take appropriate steps to reduce the percentage of borrowings or the percentage held in illiquid securities, as may be required by law, within a reasonable amount of time.

                  The  fundamental   investment   policies  and  limitations  of
Neuberger & Berman GOVERNMENT MONEY Portfolio are as follows:

                  1. BORROWING. The Portfolio may not borrow money, except from banks for temporary or emergency purposes and not for leveraging or investment, in an amount not exceeding 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time borrowings exceed 33-1/3% of the value of the Portfolio's total assets, it will reduce its borrowings within three days (excluding Sundays and holidays) to the extent necessary to comply with the 33-1/3% limitation.


                  2. COMMODITIES AND REAL ESTATE. The Portfolio may not purchase or sell commodities, commodity contracts, foreign exchange, or real estate, including interests in real estate investment trusts and real estate mortgage loans, except securities issued by the Government National Mortgage Association ("GNMA").


                  3. LENDING. The Portfolio may not make loans. The acquisition of a portion of an issue of publicly distributed bonds, debentures, notes, and other securities as permitted by Managers Trust's Declaration of Trust shall not be deemed to be the making of loans.


                  4. SENIOR SECURITIES. The Portfolio may not issue senior securities, except as permitted under the 1940 Act.


                  5. UNDERWRITING. The Portfolio may not underwrite securities of other issuers, except to the extent that the Portfolio, in disposing of portfolio securities, may be deemed to be an underwriter within the meaning of the Securities Act of 1933 ("1933 Act").


                  6. SHORT SALES AND PUTS, CALLS, STRADDLES, OR SPREADS. The Portfolio may not effect short sales of securities or write or purchase any puts, calls, straddles, spreads, or any combination thereof.


                  The non-fundamental investment policies and limitations of Neuberger & Berman GOVERNMENT MONEY Portfolio are as follows:



                  1. BORROWING. The Portfolio may not purchase securities if outstanding borrowings exceed 5% of its total assets.


                  2. MARGIN TRANSACTIONS. The Portfolio may not purchase securities on margin from brokers or other lenders, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of securities transactions.


                  3. INDUSTRY CONCENTRATION. The Portfolio may not purchase any security if, as a result, 25% or more of its total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry. This limitation does not apply to (i) purchases of securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities ("U.S. Government and Agency Securities") or (ii) investments in certificates of deposit ("CDs") or banker's acceptances issued by domestic branches of U.S. banks.


                  The  following   investment   policies  and   limitations  are
fundamental and apply to each of Neuberger & Berman CASH RESERVES Portfolio and Neuberger & Berman LIMITED MATURITY Bond Portfolio unless otherwise indicated:


                  1. BORROWING. Neither Portfolio may borrow money, except that a Portfolio may (i) borrow money from banks for temporary or emergency purposes and not for leveraging or investment, and (ii) enter into reverse repurchase agreements; provided that (i) and (ii) in combination do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time borrowings exceed 33-1/3% of the value of a Portfolio's total assets, that Portfolio will reduce its borrowings within three days (excluding Sundays and holidays) to the extent necessary to comply with the 33-1/3% limitation.


                  2. COMMODITIES. Neuberger & Berman LIMITED MATURITY Bond Portfolio may not purchase physical commodities or contracts thereon, unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit a Portfolio from purchasing futures contracts or options (including options on futures contracts, but excluding options or futures contracts on physical commodities) or from investing in securities of any kind. Neuberger & Berman CASH RESERVES Portfolio may not purchase commodities or contracts thereon, but this restriction shall not prohibit the Portfolio from purchasing the securities of issuers that own interests in any of the foregoing.


                  3. DIVERSIFICATION. Neither Portfolio may, with respect to 75% of the value of its total assets, purchase the securities of any issuer (other than U.S. Government and Agency Securities) if, as a result, (i) more than 5% of the value of the Portfolio's total assets would be invested in the securities of that issuer or (ii) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer.


                  4. INDUSTRY CONCENTRATION. Neither Portfolio may purchase any security if, as a result, 25% or more of its total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry. This limitation does not apply to (i) purchases of U.S. Government and Agency Securities, or (ii) investments by Neuberger & Berman CASH RESERVES Portfolio in CDs or banker's acceptances issued by domestic branches of U.S. banks.


                  5. LENDING. Neither Portfolio may lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets (taken at current value) would be lent to other parties, except, in accordance with its investment objective, policies, and limitations, (i) through the purchase of a portion of an issue of debt securities or (ii) by engaging in repurchase agreements.


                  6. REAL ESTATE. Neither Portfolio may purchase real estate unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit a Portfolio from purchasing securities issued by entities or investment vehicles that own or deal in real estate or interests therein, or instruments secured by real estate or interests therein.


                  7. SENIOR SECURITIES. Neither Portfolio may issue senior securities, except as permitted under the 1940 Act.


                  8. UNDERWRITING. Neither Portfolio may underwrite securities of other issuers, except to the extent that a Portfolio, in disposing of portfolio securities, may be deemed to be an underwriter within the meaning of the 1933 Act.


                  The  fundamental   investment   policies  and  limitations  of
Neuberger & Berman HIGH YIELD Bond Portfolio are as follows:


                  1. BORROWING. The Portfolio may not borrow money, except that it may (i) borrow money from banks for temporary or emergency purposes and not for leveraging or investment, and (ii) enter into reverse repurchase agreements; provided that (i) and (ii) in combination do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time borrowings exceed 33-1/3% of the value of the Portfolio's total assets, the Portfolio will reduce its borrowings within three days (excluding Sundays and holidays) to the extent necessary to comply with the 33-1/3% limitation.


                  2. COMMODITIES. The Portfolio may not purchase physical commodities or contracts thereon, unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit the

Portfolio from purchasing futures contracts or options (including options on futures contracts, but excluding options or futures contracts on physical commodities), foreign currency, forward contracts, swaps, caps, collars, floors and other financial instruments, or from investing in securities of any kind.


                  3. DIVERSIFICATION. The Portfolio may not with respect to 75% of the value of its total assets, purchase the securities of any issuer (other than U.S. Government and Agency Securities) if, as a result, (i) more than 5% of the value of the Portfolio's total assets would be invested in the securities of that issuer or (ii) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer.


                  4. INDUSTRY CONCENTRATION. The Portfolio may not purchase any security if, as a result, 25% or more of its total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry. This limitation does not apply to purchases of U.S. Government and Agency Securities.


                  5. LENDING. The Portfolio may not lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets (taken at current value) would be lent to other parties, except, in accordance with its investment objective, policies, and limitations, (i) through the purchase of a portion of an issue of debt securities, loans, loan participations or other forms of direct debt instruments or (ii) by engaging in repurchase agreements.


                  6. REAL ESTATE. The Portfolio may not purchase real estate unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit the Portfolio from purchasing securities issued by entities or investment vehicles that own or deal in real estate or interests therein, or instruments secured by real estate or interests therein.


                  7. SENIOR SECURITIES. The Portfolio may not issue senior securities, except as permitted under the 1940 Act.


                  8. UNDERWRITING. The Portfolio may not underwrite securities of other issuers, except to the extent that the Portfolio, in disposing of portfolio securities, may be deemed to be an underwriter within the meaning of the 1933 Act.


                  The  following   investment   policies  and   limitations  are
non-fundamental and apply to each of Neuberger & Berman CASH RESERVES Portfolio,

Neuberger & Berman LIMITED MATURITY Bond Portfolio, and Neuberger & Berman HIGH YIELD Bond Portfolio unless otherwise indicated:


                  1. INVESTMENTS IN ANY ONE ISSUER. Neuberger & Berman CASH RESERVES Portfolio may not purchase the securities of any one issuer (other than U.S. Government and Agency Securities) if, as a result, more than 5% of the Portfolio's total assets would be invested in the securities of that issuer.


                  2. ILLIQUID SECURITIES. No Portfolio may purchase any security if, as a result, more than 15% of its net assets (10% in the case of Neuberger & Berman CASH RESERVES Portfolio) would be invested in illiquid securities. Illiquid securities include securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which the Portfolio has valued the securities, such as repurchase agreements maturing in more than seven days.


                  3.  BORROWING.   No  Portfolio  may  purchase   securities  if
outstanding borrowings, including any reverse repurchase agreements, exceed 5% of its total assets.


                  4. LENDING (NEUBERGER & BERMAN CASH RESERVES PORTFOLIO AND NEUBERGER & BERMAN LIMITED MATURITY BOND PORTFOLIO). Except for the purchase of debt securities and engaging in repurchase agreements, neither Portfolio may make any loans other than securities loans.


                   LENDING (NEUBERGER & BERMAN HIGH YIELD BOND PORTFOLIO). Except for the purchase of debt securities, loans, loan participations or other forms of direct debt instruments and engaging in repurchase agreements, the Portfolio may not make any loans other than securities loans.


                  5. MARGIN TRANSACTIONS. No Portfolio may purchase securities on margin from brokers or other lenders, except that a Portfolio may obtain such short-term credits as are necessary for the clearance of securities transactions. For Neuberger & Berman HIGH YIELD Bond Portfolio and Neuberger & Berman LIMITED Maturity Bond Portfolio, margin payments in connection with transactions in futures contracts and options on futures contracts shall not constitute the purchase of securities on margin and shall not be deemed to violate the foregoing limitation.


RATING AGENCIES
---------------


                  As discussed in the Prospectus, the Portfolios may purchase securities rated by Standard & Poor's ("S&P"), Moody's Investors Service, Inc. ("Moody's"), or any other nationally recognized statistical rating organization ("NRSRO"). The ratings of an NRSRO represent its opinion as to the quality of securities it undertakes to rate. Ratings are not absolute standards of quality; consequently, securities with the same maturity, duration, coupon, and rating may have different yields. Although the Portfolios may rely on the ratings of any NRSRO, the Portfolios mainly refer to ratings assigned by S&P and Moody's, which are described in Appendix A to the Prospectus. Each Portfolio may also invest in unrated securities that are deemed comparable in quality by N&B Management to the rated securities in which the Portfolio may permissibly invest.


OVERVIEW OF EACH FUND
---------------------

                  N&B Management offers a group of taxable mutual funds designed with varying degrees of risk and return based on the duration and/or maturity of each Portfolio. Duration measures a bond's exposure to interest rate risk. Duration incorporates a bond's yield, coupon interest payments, final maturity and call features into one measure. In general, the longer you extend a bond's duration, the greater its potential return and exposure to interest rate fluctuations.


                  For example, GOVERNMENT MONEY and CASH RESERVES are money market funds with average portfolio maturity of up to 90 days. This is followed by LIMITED MATURITY which seeks a higher income but can experience more price fluctuation. Its Portfolio of bonds has a maximum average duration of four years. Rounding out the group is HIGH YIELD which invests primarily in lower rated debt securities. This Fund has even greater potential for higher yields but is accompanied by increased risk. Its Portfolio has no duration, maturity or minimum quality limitations. A more detailed discussion of each Fund follows. In all cases, these Funds pursue attractive current income with varying levels of risk to principal and differ according to their investment guidelines. These guidelines include maturity or duration, type of bonds, and the credit quality of these bonds.


MONEY MARKET FUNDS
------------------


NEUBERGER & BERMAN GOVERNMENT MONEY FUND
                  GOVERNMENT MONEY is oriented to investors who seek maximum liquidity with virtually no credit risk. It is managed to maintain a constant one dollar net asset value. Through its corresponding Portfolio, the Fund invests in securities issued or guaranteed by the United States Government. The income earned by investors in U.S. Treasury issues is generally free of state taxation. Thus, this Fund will have particular appeal to investors who live in states that levy a tax on interest income and who are looking for a temporary investment vehicle.

NEUBERGER & BERMAN CASH RESERVES
                  CASH RESERVES is oriented to investors who seek a high degree of liquidity while investing in Government and corporate money market instruments. The Fund is invested to maintain a constant one dollar net asset value. Through its corresponding Portfolio, the Fund invests only in securities that enjoy one of the two highest credit ratings or unrated securities deemed equivalent by N&B Management.

BOND FUNDS
----------

                  Our bond funds are managed on the basis of a strategy of investment in fixed income sectors we believe are attractively priced, and the selection of the most attractively priced issues in those sectors based on their perceived risk and returns. We also manage the duration of the portfolios. Sector investments include corporate bonds, mortgage-backed securities, asset backed securities, CMOs (Collateralized Mortgages Obligations), Treasuries and Government agencies.








NEUBERGER & BERMAN LIMITED MATURITY BOND FUND
                  LIMITED MATURITY is appropriate for investors who seek to participate in the returns of the bond market, but wish to avoid significant fluctuations in principal value. In order to achieve its investment goal through its Portfolio, this Fund has the flexibility to invest across the full range of bond sectors (corporate, mortgage-backed securities, etc.) and may invest a limited portion of its assets in foreign securities denominated in foreign currencies as well as lower-rated "high yield" issues.

                  The investment strategy of this Fund is based upon the demonstrated ability of short and intermediate duration portfolios to deliver virtually all of the income of riskier long-term maturity portfolios. Thus, this Fund limits its maximum average duration to four years. However, in order to improve total return, it invests across a broad range of fixed income sectors and within each sector seeks out securities that have a higher yield than counterpart issues that we believe have a similar credit risk. It may opportunistically invest in foreign issues when they offer higher yield than U.S. issues. In addition, it may invest up to 10% of its net assets in "high yield" issues when these issues offer the prospect of higher total return to the Portfolio. It is the manager's belief that the combination of broad sector diversification, active security selection and flexible maturity and duration management can offer investors the prospect of total returns that will approximate the bond market as a whole, with only moderate fluctuation in principal value.

NEUBERGER & BERMAN HIGH YIELD BOND FUND
                  HIGH YIELD may be appropriate for equity investors seeking to rebalance their portfolios, or for those investors looking for higher rates of return and willing to take on more risk. The Fund seeks high current income and, secondarily, capital growth by investing primarily in lower-rated debt securities. These securities are expected to generate higher returns than investment grade fixed-income securities. The Fund may be more volatile, because the performance of high-yield bonds is linked to the financial health of the overall market. With this in mind, the portfolio co-managers attempt to select securities of companies with promising upside potential. The Fund is a well-diversified portfolio of securities that must first pass the intensive, time-tested selection process that Neuberger & Berman applies to the security selection in all of its stock funds.



ADDITIONAL INVESTMENT INFORMATION
---------------------------------

                  Some or all of the Portfolios, as indicated below, may make the following investments, among others, although they may not buy all of the types of securities or use all of the investment techniques that are described.


                  U.S. GOVERNMENT AND AGENCY SECURITIES (ALL PORTFOLIOS). U.S. Government and Agency Securities are direct obligations of the U.S. Government or its agencies and instrumentalities, such as GNMA, Fannie Mae (also known as the Federal National Mortgage Association), Freddie Mac (also known as the Federal Home Loan Mortgage Corporation), Student Loan Marketing Association ("SLMA"), and Tennessee Valley Authority. Many agency securities are not backed by the full faith and credit of the United States.


                  INFLATION-INDEXED SECURITIES (NEUBERGER & BERMAN HIGH YIELD BOND AND NEUBERGER & BERMAN LIMITED MATURITY BOND PORTFOLIOS). The Portfolios may invest in U.S. Treasury securities whose principal value is adjusted daily in accordance with changes to the Consumer Price Index. Such securities are backed by the full faith and credit of the U.S. Government. Because the coupon rate on inflation-indexed securities is lower than fixed-rate U.S. Treasury securities, the Consumer Price Index would have to rise at least to the amount of the difference between the coupon rate of the fixed rate U.S. Treasury issues and the coupon rate of the inflation-indexed securities, assuming all other factors are equal, in order for such securities to match the performance of the fixed-rate Treasury securities. Inflation-indexed securities are expected to react primarily to changes in the "real" interest rate (i.e., the nominal (or stated) rate less the rate of inflation), while a typical bond reacts to changes in the nominal interest rate. Accordingly, inflation-indexed securities have characteristics of fixed-rate Treasuries having a shorter duration.


                  Any increase in principal value is taxable in the year the increase occurs, even though holders do not receive cash representing the increase until the security matures. Because each Fund must distribute substantially all of its income to its shareholders to avoid payment of federal income and excise taxes, a Portfolio may have to dispose of other investments to obtain the cash necessary to distribute the accrued taxable income on inflation-indexed securities.

                  REPURCHASE AGREEMENTS (ALL PORTFOLIOS EXCEPT NEUBERGER & BERMAN GOVERNMENT MONEY PORTFOLIO). In a repurchase agreement, a Portfolio purchases securities from a bank that is a member of the Federal Reserve System or from a securities dealer that agrees to repurchase the securities from the Portfolio at a higher price on a designated future date. Repurchase agreements generally are for a short period of time, usually less than a week. Repurchase agreements with a maturity of more than seven days are considered to be illiquid securities; no Portfolio may enter into such a repurchase agreement if, as a result, more than 15% (10% in the case of Neuberger & Berman CASH RESERVES Portfolio) of the value of its net assets would then be invested in such repurchase agreements and other illiquid securities. A Portfolio may enter into a repurchase agreement only if (1) the underlying securities are of the type (excluding maturity and duration limitations) that the Portfolio's investment policies and limitations would allow it to purchase directly, (2) the market value of the underlying securities, including accrued interest, at all times equals or exceeds the repurchase price, and (3) payment for the underlying securities is made only upon satisfactory evidence that the securities are being held for the Portfolio's account by its custodian or a bank acting as the Portfolio's agent.

                  SECURITIES LOANS (ALL PORTFOLIOS EXCEPT NEUBERGER & BERMAN GOVERNMENT MONEY PORTFOLIO). In order to realize income, each of these Portfolios may lend portfolio securities with a value not exceeding 33-1/3% of its total assets to banks, brokerage firms, or institutional investors judged creditworthy by N&B Management. Borrowers are required continuously to secure their obligations to return securities on loan from a Portfolio by depositing collateral in a form determined to be satisfactory by the Portfolio Trustees. The collateral, which must be marked to market daily, must be equal to at least 100% of the market value of the loaned securities, which will also be marked to market daily. N&B Management believes the risk of loss on these transactions is slight because, if a borrower were to default for any reason, the collateral should satisfy the obligation. However, as with other extensions of secured credit, loans of portfolio securities involve some risk of loss of rights in the collateral should the borrower fail financially.

                  RESTRICTED SECURITIES AND RULE 144A SECURITIES (ALL PORTFOLIOS EXCEPT NEUBERGER & BERMAN GOVERNMENT MONEY PORTFOLIO). The Portfolios may invest in restricted securities, which are securities that may not be sold to the public without an effective registration statement under the 1933 Act. Before they are registered, such securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC has adopted Rule 144A under the 1933 Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by a Portfolio qualify under Rule 144A and an institutional market develops for those securities, the Portfolio likely will be able to dispose of the securities without registering them under the 1933 Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of a Portfolio's illiquidity. N&B Management, acting under guidelines established by the Portfolio Trustees, may determine that certain securities qualified for trading under Rule 144A are liquid. Foreign securities that are freely tradable in their principal markets are not considered to be restricted. Regulation S under the 1933 Act permits the sale abroad of securities that are not registered for sale in the United States.

                  Where registration is required, a Portfolio may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Portfolio might obtain a less favorable price than prevailed when it decided to sell. To the extent restricted securities, including Rule 144A securities, are illiquid, purchases thereof will be subject to each Portfolio's 15% (10% in the case of Neuberger & Berman CASH RESERVES Portfolio) limit on investments in illiquid securities. Restricted securities for which no market exists are priced by a method that the Portfolio Trustees believe accurately reflects fair value.

                  COMMERCIAL PAPER (ALL PORTFOLIOS EXCEPT NEUBERGER & BERMAN GOVERNMENT MONEY PORTFOLIO). Commercial paper is a short-term debt security issued by a corporation, bank, municipality, or other issuer, usually for purposes such as financing current operations. Each Portfolio may invest in commercial paper that cannot be resold to the public without an effective registration statement under the 1933 Act. While restricted commercial paper normally is deemed illiquid, N&B Management may in certain cases determine that such paper is liquid, pursuant to guidelines established by the Portfolio Trustees.


                  REVERSE REPURCHASE AGREEMENTS (ALL PORTFOLIOS EXCEPT NEUBERGER & BERMAN GOVERNMENT MONEY PORTFOLIO). In a reverse repurchase agreement, a Portfolio sells portfolio securities subject to its agreement to repurchase the securities at a later date for a fixed price reflecting a market rate of interest; these agreements are considered borrowings for purposes of each Portfolio's investment policies and limitations concerning borrowings. While a reverse repurchase agreement is outstanding, a Portfolio will deposit in a segregated account with its custodian cash or appropriate liquid securities, marked to market daily, in an amount at least equal to each Portfolio's obligations under the agreement. There is a risk that the counter-party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Portfolio.


                  BANKING AND SAVINGS INSTITUTION SECURITIES (ALL PORTFOLIOS EXCEPT NEUBERGER & BERMAN GOVERNMENT MONEY PORTFOLIO). These include CDs, time deposits, bankers' acceptances, and other short-term and long-term debt obligations issued by commercial banks and savings institutions. CDs are receipts for funds deposited for a specified period of time at a specified rate of return; time deposits generally are similar to CDs, but are uncertificated. Bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international commercial transactions. The CDs, time deposits, and bankers' acceptances in which the Portfolios invest typically are not covered by deposit insurance.

                  Neuberger & Berman CASH RESERVES Portfolio may invest in securities issued by a commercial bank or savings institution only if (1) the bank or institution has total assets of at least $1,000,000,000, (2) the bank or institution is on N&B Management's approved list, and (3) in the case of a foreign bank or institution, the securities are, in N&B Management's opinion, of an investment quality comparable with other debt securities that may be purchased by the Portfolio. These limitations do not prohibit investments in securities issued by foreign branches of U.S. banks that meet the foregoing requirements.

                  VARIABLE OR FLOATING RATE SECURITIES; DEMAND AND PUT FEATURES (ALL PORTFOLIOS EXCEPT NEUBERGER & BERMAN GOVERNMENT MONEY PORTFOLIO). Variable rate securities provide for automatic adjustment of the interest rate at fixed intervals (e.g., daily, monthly, or semi-annually); floating rate securities provide for automatic adjustment of the interest rate whenever a specified interest rate or index changes. The interest rate on variable and floating rate securities (collectively, "Adjustable Rate Securities") ordinarily is determined by reference to a particular bank's prime rate, the 90-day U.S. Treasury Bill rate, the rate of return on commercial paper or bank CDs, an index of short-term tax-exempt rates or some other objective measure.


                  Adjustable Rate Securities frequently permit the holder to demand payment of the obligations' principal and accrued interest at any time or at specified intervals not exceeding one year. The demand feature usually is backed by a credit instrument (e.g., a bank letter of credit) from a creditworthy issuer and sometimes by insurance from a creditworthy insurer. Without these credit enhancements, some Adjustable Rate Securities might not meet a Portfolios' quality standards. Accordingly, in purchasing these securities, each Portfolio relies primarily on the creditworthiness of the credit instrument issuer or the insurer. Except for Neuberger & Berman CASH RESERVES Portfolio, no Portfolio may invest more than 5% of its total assets in securities backed by credit instruments from any one issuer or by insurance from any one insurer. For purposes of this limitation, each Portfolio, except for Neuberger & Berman CASH RESERVES Portfolio, excludes securities that do not rely on the credit instrument or insurance for their ratings, i.e., stand on their own credit. Neuberger & Berman CASH RESERVES Portfolio may invest in securities subject to demand features or guarantees as permitted by Rule 2a-7 under the 1940 Act.

                  A Portfolio can also buy fixed rate securities accompanied by a demand feature or by a put option, which permits the Portfolio to sell the security to the issuer or third party at a specified price. A Portfolio may rely on the creditworthiness of issuers of the credit enhancements in purchasing these securities.

                  In  calculating  its  dollar-weighted   average  maturity  and
duration, each Portfolio is permitted to treat certain Adjustable Rate Securities as maturing on a date prior to the date on which the final repayment of principal must unconditionally be made. In applying such maturity shortening devices, N&B Management considers whether the interest rate reset is expected to cause the security to trade at approximately its par value.


                  MORTGAGE-BACKED SECURITIES (ALL PORTFOLIOS). Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, pools of mortgage loans. They may be issued or guaranteed by a U.S. Government agency or instrumentality (such as GNMA, Fannie Mae, and Freddie

Mac), though not necessarily backed by the full faith and credit of the United States, or may be issued by private issuers.


                  Because many mortgages are repaid early, the actual maturity and duration of mortgage-backed securities are typically shorter than their stated final maturity and their duration calculated solely on the basis of the stated life and payment schedule. In calculating its dollar-weighted average maturity and duration, a Portfolio may apply certain industry conventions regarding the maturity and duration of mortgage-backed instruments. Different analysts use different models and assumptions in making these determinations. The Portfolios use an approach that N&B Management believes is reasonable in light of all relevant circumstances.


                  Mortgage-backed securities may be issued in the form of CMOs or collateralized mortgage-backed bonds ("CBOs"). CMOs are obligations that are fully collateralized, directly or indirectly, by a pool of mortgages; payments of principal and interest on the mortgages are passed through to the holders of the CMOs, although not necessarily on a pro rata basis, on the same schedule as they are received. CBOs are general obligations of the issuer that are fully collateralized, directly or indirectly, by a pool of mortgages. The mortgages serve as collateral for the issuer's payment obligations on the bonds, but interest and principal payments on the mortgages are not passed through either directly (as with mortgage-backed "pass-through" securities issued or guaranteed by U.S. Government agencies or instrumentalities) or on a modified basis (as with CMOs). Accordingly, a change in the rate of prepayments on the pool of mortgages could change the effective maturity or the duration of a CMO but not that of a CBO(although, like many bonds, CBOs may be callable by the issuer prior to maturity). To the extent that rising interest rates cause prepayments to occur at a slower than expected rate, a CMO could be converted into a longer-term security that is subject to greater risk of price volatility.


                  Governmental, government-related, and private entities (such as commercial banks, savings institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers, including securities broker-dealers and special purpose entities that generally are affiliates of the foregoing established to issue such securities) may create mortgage loan pools to back CMOs and CBOs. Such issuers may be the originators and/or servicers of the underlying mortgage loans, as well as the guarantors of the mortgage-backed securities. Pools created by non-governmental issuers generally offer a higher rate of interest than governmental and government-related pools because of the absence of direct or indirect government or agency guarantees. Various forms of insurance or guarantees, including individual loan, title, pool, and hazard insurance and letters of credit, may support timely payment of interest and principal of non-governmental pools. Governmental entities, private insurers, and mortgage poolers issue these forms of insurance and guarantees. N&B Management considers such insurance and guarantees, as well as the creditworthiness of the issuers thereof, in determining whether a mortgage-backed security meets a Portfolio's investment quality standards. There can be no assurance that private insurers or guarantors can meet their obligations under insurance policies or guarantee arrangements.

                  A Portfolio may buy mortgage-backed securities without insurance or guarantees, if N&B Management determines that the securities meet the Portfolio's quality standards. A Portfolio may not purchase mortgage-backed securities that, in N&B Management's opinion, are illiquid if, as a result, more than 15% (10% in the case of Neuberger & Berman CASH RESERVES Portfolio) of the Portfolio's net assets would be invested in illiquid securities. Neuberger & Berman GOVERNMENT MONEY Portfolio may invest in U.S. Government mortgage-backed securities only if they are backed by the full faith and credit of the United States. N&B Management will, consistent with the Portfolios' investment objective, policies and limitations and quality standards, consider making investments in new types of mortgage-backed securities as such securities are developed and offered to investors.


                  REAL ESTATE-RELATED INSTRUMENTS (Neuberger & Berman HIGH YIELD Bond Portfolio). Real estate-related instruments include real estate investment trusts, commercial and residential mortgage-backed securities and real estate financings. Such instruments are sensitive to factors such as real estate values and property taxes, interest rates, cash flow of underlying real estate assets, overbuilding, and the management skill and creditworthiness of the issuer. Real estate-related instruments may also be affected by tax and regulatory requirements, such as those relating to the environment.


                  Equity real estate investment trusts own real estate properties, while mortgage real estate investment trusts make construction, development, and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the trusts, or the quality of the credit extended. Both types of trusts are dependent upon management skill, are not diversified, and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for conduit treatment of income under the Internal Revenue Code of 1986, as amended ("Code") and failing to maintain exemption from the 1940 Act.

                  ASSET-BACKED SECURITIES (ALL PORTFOLIOS EXCEPT NEUBERGER & BERMAN GOVERNMENT MONEY PORTFOLIO). Asset-backed securities represent direct or indirect participations in, or are secured by and payable from, pools of assets such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property, and receivables from revolving credit (credit card) agreements. These assets are securitized through the use of trusts and special purpose corporations. Credit enhancements, such as various forms of cash collateral accounts or letters of credit, may support payments of principal and interest on asset-backed securities. Asset-backed securities are subject to the same risk of prepayment described with respect to mortgage-backed securities. The risk that recovery on repossessed collateral might be unavailable or inadequate to support payments, however, is greater for asset-backed securities than for mortgage-backed securities.


                  Certificates for Automobile Receivables(SERVICEMARK) ("CARS(SERVICEMARK") represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing those contracts. Payments of principal and interest on the underlying contracts are passed through monthly to certificate holders and are guaranteed up to specified amounts by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. Underlying installment sales contracts are subject to prepayment, which may reduce the overall return to certificate holders.
Certificate holders also may experience delays in payment or losses on CARS(SERVICEMARK) if the trust does not realize the full amounts due on underlying installment sales contracts because of unanticipated legal or administrative costs of enforcing the contracts; depreciation, damage, or loss of the vehicles securing the contracts; or other factors.

                  Credit card receivable securities are backed by receivables from revolving credit card agreements ("Accounts"). Credit balances on Accounts are generally paid down more rapidly than are automobile contracts. Most of the credit card receivable securities issued publicly to date have been pass-through certificates. In order to lengthen their maturity or duration, most such securities provide for a fixed period during which only interest payments on the underlying Accounts are passed through to the security holder; principal payments received on the Accounts are used to fund the transfer of additional credit card charges made on the Accounts to the pool of assets supporting the securities. Usually, the initial fixed period may be shortened if specified events occur which signal a potential deterioration in the quality of the assets backing the security, such as the imposition of a cap on interest rates. An issuer's ability to extend the life of an issue of credit card receivable securities thus depends on the continued generation of principal amounts in the underlying Accounts and the non-occurrence of the specified events. The non-deductibility of consumer interest, as well as competitive and general economic factors, could adversely affect the rate at which new receivables are created in an Account and conveyed to an issuer, thereby shortening the expected weighted average life of the related security and reducing its yield. An acceleration in cardholders' payment rates or any other event that shortens the period during which additional credit card charges on an Account may be transferred to the pool of assets supporting the related security could have a similar effect on its weighted average life and yield.

                  Credit cardholders are entitled to the protection of state and federal consumer credit laws. Many of those laws give a holder the right to set off certain amounts against balances owed on the credit card, thereby reducing amounts paid on Accounts. In addition, unlike the collateral for most other asset-backed securities, Accounts are unsecured obligations of the cardholder.


                  U.S.   DOLLAR-DENOMINATED   FOREIGN   DEBT   SECURITIES   (ALL
PORTFOLIOS EXCEPT NEUBERGER & BERMAN GOVERNMENT MONEY PORTFOLIO). These are securities of foreign issuers (including banks, governments and quasi-governmental organizations) and foreign branches of U.S. banks, including negotiable CDs, bankers' acceptances, and commercial paper. These investments are subject to each Portfolio's quality, maturity, and duration standards. While investments in foreign securities are intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States.


                  FOREIGN CURRENCY DENOMINATED FOREIGN SECURITIES (NEUBERGER & BERMAN HIGH YIELD BOND PORTFOLIO AND NEUBERGER & BERMAN LIMITED MATURITY BOND PORTFOLIO). Each Portfolio may invest up to 25% of its net assets in foreign securities denominated in foreign currencies and, with respect to Neuberger & Berman HIGH YIELD Bond Portfolio, American Depositary Receipts ("ADRs") on such securities. Within that limitation, however, neither Portfolio is restricted in the amount it may invest in securities denominated in any one foreign currency. The Portfolios invest in foreign currency denominated foreign securities of issuers in countries whose governments are considered stable by N&B Management. Foreign currency denominated foreign securities are denominated in or indexed to foreign currencies, including (1) CDs, commercial paper, fixed time deposits, and bankers' acceptances issued by foreign banks, (2) obligations of other corporations, and (3) obligations of foreign governments, their subdivisions, agencies, and instrumentalities, international agencies, and supranational entities. Investing in foreign currency denominated securities involves the special risks associated with investing in non-U.S. issuers, as described in the preceding section, and the additional risks of (1) adverse changes in foreign exchange rates, (2) nationalization, expropriation, or confiscatory taxation, and (3) adverse changes in investment or exchange control regulations (which could prevent cash from being brought back to the United States). Additionally, dividends and interest payable on foreign securities may be subject to foreign taxes, including taxes withheld from those payments.

                  Foreign securities often trade with less frequency and in less volume than domestic securities and therefore may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custody arrangements and transaction costs of foreign currency conversions.

                  Foreign markets also have different clearance and settlement procedures. In certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of the Portfolio are uninvested and no return is earned thereon. The inability of the Portfolio to make intended security purchases due to settlement problems could cause the Portfolio to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result in losses to the Portfolio due to subsequent declines in value of the securities or, if the Portfolio has entered into a contract to sell the securities, could result in possible liability to the purchaser.

                  Interest rates prevailing in other countries may affect the prices of foreign securities and exchange rates for foreign currencies. Local factors, including the strength of the local economy, the demand for borrowing, the government's fiscal and monetary policies, and the international balance of payments, often affect interest rates in other countries. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position.


                  AMERICAN DEPOSITARY RECEIPTS (Neuberger & Berman HIGH YIELD Bond Portfolio). ADRs are receipts typically issued by a U.S. bank or trust company evidencing its ownership of the underlying foreign securities. Most ADRs are denominated in U.S. dollars and are traded on a U.S. stock exchange. Issuers of the securities underlying sponsored ADRs, but not unsponsored ADRs, are contractually obligated to disclose material information in the United States. Therefore, the market value of unsponsored ADRs is less likely to reflect the effect of such information. ADRs on foreign securities which are denominated in foreign currencies are subject to the Portfolio's 25% limit on foreign securities denominated in foreign currencies.


                  DOLLAR ROLLS (NEUBERGER & BERMAN HIGH YIELD BOND PORTFOLIO AND NEUBERGER & BERMAN LIMITED MATURITY BOND PORTFOLIO). In a "dollar roll," a Portfolio sells securities for delivery in the current month and simultaneously agrees to repurchase substantially similar (i.e., same type and coupon) securities on a specified future date from the same party. A "covered roll" is a specific type of dollar roll in which the Portfolio holds an offsetting cash position or a cash-equivalent securities position that matures on or before the forward settlement date of the dollar roll transaction. Dollar rolls are considered borrowings for purposes of the Portfolios' investment policies and limitations concerning borrowings. There is a risk that the contra-party will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Portfolio.


                  WHEN-ISSUED TRANSACTIONS (ALL PORTFOLIOS). These transactions may involve mortgage-backed securities such as GNMA, Fannie Mae, and Freddie Mac certificates. These transactions involve a commitment by a Portfolio to purchase securities that will be issued at a future date (ordinarily within two months, although the Portfolio may agree to a longer settlement period). The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases are negotiated directly with the other party, and such commitments are not traded on exchanges.


                  When-issued transactions enable a Portfolio to "lock in" what N&B Management believes to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates.

In periods of falling interest rates and rising prices, a Portfolio might purchase a security on a when-issued basis and sell a similar security to settle such purchase, thereby obtaining the benefit of currently higher yields.

                  The value of securities purchased on a when-issued basis and any subsequent fluctuations in their value are reflected in the computation of a Portfolio's net asset value ("NAV") starting on the date of the agreement to purchase the securities. Because the Portfolio has not yet paid for the securities, this produces an effect similar to leverage. The Portfolio does not earn interest on securities it has committed to purchase until the securities are paid for and delivered on the settlement date.

                  A Portfolio will purchase securities on a when-issued basis only with the intention of completing the transaction and actually purchasing the securities. If deemed advisable as a matter of investment strategy, however, a Portfolio may dispose of or renegotiate a commitment after it has been entered into. A Portfolio also may sell securities it has committed to purchase before those securities are delivered to the Portfolio on the settlement date. The Portfolio may realize capital gains or losses in connection with these transactions.

                  When a Portfolio purchases securities on a when-issued basis, it will deposit in a segregated account with its custodian, until payment is made, appropriate liquid securities having an aggregate market value (determined daily) at least equal to the amount of the Portfolio's purchase commitments. This procedure is designed to ensure that the Portfolio maintains sufficient assets at all times to cover its obligations under when-issued purchases.


                  FUTURES CONTRACTS AND OPTIONS THEREON (NEUBERGER & BERMAN HIGH YIELD BOND PORTFOLIO AND NEUBERGER & BERMAN LIMITED MATURITY BOND PORTFOLIO). The Portfolios may purchase and sell interest rate and bond index futures contracts and options thereon, and may purchase and sell foreign currency futures contracts (with interest rate and bond index futures contracts, "Futures" or "Futures Contracts") and options thereon. The Portfolios engage in interest rate and bond index Futures and options transactions in an attempt to hedge against changes in securities prices resulting from changes in prevailing interest rates. The Portfolios engage in foreign currency Futures and options transactions in an attempt to hedge against changes in prevailing currency exchange rates. Because the futures markets may be more liquid than the cash markets, the use of Futures permits a Portfolio to enhance portfolio liquidity and maintain a defensive position without having to sell portfolio securities. The Portfolios do not engage in transactions in Futures or options thereon for speculation. The Portfolios view investment in (1) interest rate and bond index Futures and options thereon as a maturity or duration management device and/or a device to reduce risk and preserve total return in an adverse interest rate environment for the hedged securities and (2) foreign currency Futures and options thereon as a means of establishing more definitely the effective return on, or the purchase price of, securities denominated in foreign currencies held or intended to be acquired by the Portfolios.


                  A "sale" of a Futures Contract (or a "short" Futures position) entails the assumption of a contractual obligation to deliver the securities or currency underlying the contract at a specified price at a specified future time. A "purchase" of a Futures Contract (or a "long" Futures position) entails the assumption of a contractual obligation to acquire the securities or currency underlying the contract at a specified price at a specified future time. Certain Futures, including bond index Futures, are settled on a net cash payment basis rather than by the sale and delivery of the securities underlying the Futures.

                  U.S. Futures (except certain currency Futures) are traded on exchanges that have been designated as "contract markets" by the Commodity Futures Trading Commission ("CFTC"); Futures transactions must be executed through a futures commission merchant that is a member of the relevant contract market. The exchange's affiliated clearing organization guarantees performance of the contracts between the clearing members of the exchange.


                  Although Futures Contracts by their terms may require the actual delivery or acquisition of the underlying securities or currency, in most cases the contractual obligation is extinguished by being offset before the expiration of the contract, without the parties having to make or take delivery of the assets. A Futures position is offset by buying (to offset an earlier sale) or selling (to offset an earlier purchase) an identical Futures Contract calling for delivery in the same month. This may result in a profit or loss.


                  "Margin" with respect to Futures is the amount of assets that must be deposited by a Portfolio with, or for the benefit of, a futures commission merchant in order to initiate and maintain the Portfolio's Futures positions. The margin deposit made by a Portfolio when it enters into a Futures Contract ("initial margin") is intended to assure its performance of the contract. If the price of the Futures Contract changes -- increases in the case of a short (sale) position or decreases in the case of a long (purchase) position -- so that the unrealized loss on the contract causes the margin deposit not to satisfy margin requirements, the Portfolio will be required to make an additional margin deposit ("variation margin"). However, if favorable price changes in the Futures Contract cause the margin on deposit to exceed the required margin, the excess will be paid to the Portfolio. In computing its daily NAV, each Portfolio marks to market the value of its open Futures positions. A Portfolio also must make margin deposits with respect to options on Futures that it has written (but not with respect to options on futures that it has purchased). If the futures commission merchant holding the deposit goes bankrupt, the Portfolio could suffer a delay in recovering its funds and could ultimately suffer a loss.


                  An option on a Futures Contract gives the purchaser the right, in return for the premium paid, to assume a position in the contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume a short Futures position (if the option is a call) or a long Futures position (if the option is a put). Upon exercise of the option, the accumulated cash balance in the writer's Futures margin account is delivered to the holder of the option. That balance represents the amount by which the market price of the Futures Contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. Options on futures have characteristics and risks similar to those of securities options, as discussed herein.


                  Although each Portfolio believes that the use of Futures Contracts will benefit it, if N&B Management's judgment about the general direction of the markets or about interest rate or currency exchange rate trends is incorrect, a Portfolio's overall return would be lower than if it had not entered into any such contracts. The prices of Futures are volatile and are influenced by, among other things, actual and anticipated changes in interest or currency exchange rates, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. At best, the correlation between changes in prices of Futures and of the securities and currencies being hedged can be only approximate due to differences between the futures and securities markets or differences between the securities or currencies underlying a Portfolio's futures position and the securities held by or to be purchased for the Portfolio. The currency futures market may be dominated by short-term traders seeking to profit from changes in exchange rates. This would reduce the value of such contracts used for hedging purposes over a short-term period. Such distortions are generally minor and would diminish as the contract approaches maturity.

                  Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage; as a result, a relatively small price movement in a Futures Contract may result in an immediate and substantial loss, or gain, to the investor. Losses that may arise from certain Futures transactions are potentially unlimited.

                  Most U.S. futures exchanges limit the amount of fluctuation in the price of a Futures Contract or option thereon during a single trading day; once the daily limit has been reached, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day, however; it thus does not limit potential losses. In fact, it may increase the risk of loss, because prices can move to the daily limit for several consecutive trading days with little or no trading, thereby preventing liquidation of unfavorable Futures and options positions and subjecting investors to substantial losses. If this were to happen with respect to a position held by a Portfolio, it could (depending on the size of the position) have an adverse impact on the NAV of the Portfolio.


                  PUT AND CALL  OPTIONS  (NEUBERGER  & BERMAN  HIGH  YIELD  BOND
PORTFOLIO AND NEUBERGER & BERMAN LIMITED MATURITY BOND PORTFOLIO). Each Portfolio may write and purchase put and covered call options on securities to reduce the effect of price fluctuations of securities held by each Portfolio on the Portfolio's and its corresponding Fund's NAVs. Each Portfolio may also write covered call options to earn premium income. Portfolio securities on which call and put options may be written and purchased by a Portfolio are purchased solely on the basis of investment considerations consistent with the Portfolio's investment objective.


                  A Portfolio will receive a premium for writing a put option, which obligates that Portfolio to acquire a security at a certain price at any time until a certain date if the purchaser of the option decides to exercise the option. A Portfolio may be obligated to purchase the underlying security at more than its current value.


                  When a Portfolio purchases a put option, it pays a premium to the writer for the right to sell a security to the writer for a specified amount at any time until a certain date. A Portfolio would purchase a put option in order to protect itself against a decline in the market value of a security it owns.

                  When a Portfolio writes a call option, it is obligated to sell a security to a purchaser at a specified price at any time until a certain date if the purchaser decides to exercise the option. That Portfolio receives a premium for writing the option. When writing call options, each Portfolio writes only "covered" call options on securities it owns. So long as the obligation of the call option continues, that Portfolio may be assigned an exercise notice, requiring it to deliver the underlying security against payment of the exercise price. A Portfolio may be obligated to deliver securities underlying a call option at less than the market price.


                  When a Portfolio purchases a call option, it pays a premium for the right to purchase a security from the writer at a specified price until a specified date. A Portfolio would purchase a call option to protect against an increase in the price of securities it intends to purchase or to offset a previously written call option.


                  The  writing  of  covered  call  options  is  a   conservative
investment technique that is believed to involve relatively little risk (in contrast to the writing of "naked" or uncovered call options, which the Portfolios will not do), but is capable of enhancing a Portfolio's total return. When writing a covered call option, a Portfolio, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline. When writing a put option, a Portfolio, in return for the premium, takes the risk that it must purchase the underlying security at a price which may be higher than the current market price of the security. If a call or put option that a Portfolio has written expires unexercised, that Portfolio will realize a gain in the amount of the premium; however, in the case of a call option, that gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Portfolio will realize a gain or loss from the sale of the underlying security.


                  The exercise price of an option may be below, equal to, or above the market value of the underlying security at the time the option is written. Options normally have expiration dates between three and nine months from the date written. The obligation under any option written by a Portfolio terminates upon expiration of the option or, at an earlier time, when the writer offsets the option by entering into a "closing purchase transaction" to purchase an option of the same series. If an option is purchased by a Portfolio and is never exercised or closed out, that Portfolio will lose the entire amount of the premium paid.

                  Options are traded both on national securities exchanges and in the over-the-counter ("OTC") market. Exchange-traded options in the U.S. are issued by a clearing organization affiliated with the exchange on which the option is listed; the clearing organization in effect guarantees completion of every exchange-traded option. In contrast, OTC options are contracts between a Portfolio and a counterparty, with no clearing organization guarantee. Thus, when a Portfolio sells (or purchases) an OTC option, it generally will be able to "close out" the option prior to its expiration only by entering into a "closing transaction" with the dealer to whom (or from whom) that Portfolio originally sold (or purchased) the option. There can be no assurance that a Portfolio would be able to liquidate an OTC option at any time prior to expiration. Unless a Portfolio is able to effect a closing purchase transaction in a covered OTC call option it has written, it will not be able to liquidate securities used as cover until the option expires or is exercised or until different cover is substituted. In the event of the counterparty's insolvency, a Portfolio may be unable to liquidate its options position and the associated cover. N&B Management monitors the creditworthiness of dealers with which the Portfolios may engage in OTC options transactions.


                  The assets used as cover (or held in a segregated account) for OTC options written by a Portfolio will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Portfolio may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC call option written subject to this procedure will be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.


                  The premium received (or paid) by the Portfolio when it writes (or purchases) an option is the amount at which the option is currently traded on the applicable market. The premium may reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the length of the option period, the general supply of and demand for credit, and the interest rate environment. The premium received by the Portfolio for writing an option is recorded as a liability on the Portfolio's statement of assets and liabilities. This liability is adjusted daily to the option's current market value, which is the last reported sales price before the time the Portfolio's NAV is computed on the day the option is being valued or, in the absence of any trades thereof on that day, the mean between the bid and asked prices as of that time.

                  Closing transactions are effected in order to realize a profit (or minimize a loss) on an outstanding option, to prevent an underlying security from being called, or to permit the sale or the put of the underlying security. Furthermore, effecting a closing transaction permits a Portfolio to write another call option on the underlying security with a different exercise price or expiration date or both. There is, of course, no assurance that the Portfolio will be able to effect closing transactions at favorable prices. If a Portfolio cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold (or purchase a security that it would not have otherwise bought), in which case it would continue to be at market risk on the security.


                  A Portfolio will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from writing the call or put option. Because increases in the market price of a call option generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset, in whole or in part, by appreciation of the underlying security owned by the Portfolio; however, the Portfolio could be in a less advantageous position than if it had not written the call option.


                  A Portfolio pays brokerage commissions or spreads in connection with purchasing or writing options, including those used to close out existing positions. These brokerage commissions normally are higher than those applicable to purchases and sales of portfolio securities. From time to time, the Portfolio may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering the security from its portfolio. In those cases, additional brokerage commissions are incurred.


                  FORWARD FOREIGN CURRENCY CONTRACTS (NEUBERGER & BERMAN HIGH YIELD BOND PORTFOLIO AND NEUBERGER & BERMAN LIMITED MATURITY BOND PORTFOLIO). Each Portfolio may enter into contracts for the purchase or sale of a specific foreign currency at a future date at a fixed price ("Forward Contracts"). Each Portfolio enters into Forward Contracts in an attempt to hedge against changes in prevailing currency exchange rates. The Portfolios do not engage in transactions in Forward Contracts for speculation; they view investments in Forward Contracts as a means of establishing more definitely the effective return on, or the purchase price of, securities denominated in foreign currencies that are held or intended to be acquired by them. Forward Contract transactions include forward sales or purchases of foreign currencies for the purpose of protecting the U.S. dollar value of securities held or to be acquired by a Portfolio that are denominated in a foreign currency or protecting the U.S. dollar equivalent of dividends, interest, or other payments on those securities.


                  N&B Management believes that the use of foreign currency hedging techniques, including "proxy-hedges," can provide significant protection of NAV in the event of a general rise in the U.S. dollar against foreign currencies. For example, the return available from securities denominated in a particular foreign currency would diminish if the value of the U.S. dollar increased against that currency. Such a decline could be partially or completely offset by an increase in value of a hedge involving a Forward Contract to sell that foreign currency or a proxy-hedge involving a Forward Contract to sell a different foreign currency whose behavior is expected to resemble the currency in which the securities being hedged are denominated and which is available on more advantageous terms. However, a hedge or proxy-hedge cannot protect against exchange rate risks perfectly, and, if N&B Management is incorrect in its judgment of future exchange rate relationships, a Portfolio could be in a less advantageous position than if such a hedge or proxy-hedge had not been established. If a Portfolio uses proxy-hedging, it may experience losses on both the currency in which it has invested and the currency used for hedging if the two currencies do not vary with the expected degree of correlation. Using forward contracts to protect the value of a Portfolio's securities against a decline in the value of a currency does not eliminate fluctuations in the prices of the underlying securities. Because forward contracts are not traded on an exchange, the assets used to cover such contracts may be illiquid. A Portfolio may experience delays in the settlement of its foreign currency transactions.


                  OPTIONS ON FOREIGN CURRENCIES (NEUBERGER & BERMAN HIGH YIELD BOND PORTFOLIO AND NEUBERGER & BERMAN LIMITED MATURITY BOND PORTFOLIO). Each Portfolio may write and purchase covered call and put options on foreign currencies. A Portfolio would engage in such transactions to protect against declines in the U.S. dollar value of portfolio securities or increases in the U.S. dollar cost of securities to be acquired, or to protect the dollar equivalent of dividends, interest, or other payments on those securities. Currency options have characteristics and risks similar to those of securities options, as discussed herein. Certain options on foreign currencies are traded on the OTC market and involve liquidity and credit risks that may not be present in the case of exchange-traded currency options.


                  REGULATORY LIMITATIONS ON USING FUTURES, OPTIONS ON FUTURES, OPTIONS ON SECURITIES AND FOREIGN CURRENCIES, AND FORWARD CONTRACTS (COLLECTIVELY, "HEDGING INSTRUMENTS") (NEUBERGER & BERMAN HIGH YIELD BOND PORTFOLIO AND NEUBERGER & BERMAN LIMITED MATURITY BOND PORTFOLIO). To the extent a Portfolio sells or purchases Futures Contracts and/or writes options thereon or options on foreign currencies that are traded on an exchange regulated by the CFTC other than for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums on these positions (excluding the amount by which options are "in-the-money") may not exceed 5% of the Portfolio's net assets.


                  COVER FOR HEDGING INSTRUMENTS (NEUBERGER & BERMAN HIGH YIELD BOND PORTFOLIO AND NEUBERGER & BERMAN LIMITED MATURITY BOND PORTFOLIO). Each Portfolio will comply with SEC guidelines regarding "cover" for Hedging Instruments and, if the guidelines so require, set aside in a segregated account with its custodian the prescribed amount of cash or appropriate liquid securities. Securities held in a segregated account cannot be sold while the Futures, option, or forward strategy covered by those securities is outstanding, unless they are replaced with other suitable assets. As a result, segregation of a large percentage of a Portfolio's assets could impede portfolio management or the Portfolio's ability to meet current obligations. A Portfolio may be unable promptly to dispose of assets which cover, or are segregated with respect to, an illiquid Futures, options, or forward position; this inability may result in a loss to the Portfolio.


                  GENERAL RISKS OF HEDGING INSTRUMENTS (NEUBERGER & BERMAN HIGH YIELD BOND PORTFOLIO AND NEUBERGER & BERMAN LIMITED MATURITY BOND PORTFOLIO). The primary risks in using Hedging Instruments are (1) imperfect correlation or no correlation between changes in market value of the securities or currencies held or to be acquired by a Portfolio and changes in the market value of Hedging Instruments; (2) possible lack of a liquid secondary market for Hedging Instruments and the resulting inability to close out Hedging Instruments when desired; (3) the fact that the skills needed to use Hedging Instruments are different from those needed to select a Portfolio's securities; (4) the fact that, although use of Hedging Instruments for hedging purposes can reduce the risk of loss, they also can reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in hedged investments; and (5) the possible inability of a Portfolio to purchase or sell a portfolio security at a time that would otherwise be favorable for it to do so, or the possible need for a Portfolio to sell a portfolio security at a disadvantageous time, due to its need to maintain cover or to segregate securities in connection with its use of Hedging Instruments. N&B Management intends to reduce the risk of imperfect correlation by investing only in Hedging Instruments whose behavior is expected to resemble or offset that of a Portfolio's underlying securities or currency. N&B Management intends to reduce the risk that a Portfolio will be unable to close out Hedging Instruments by entering into such transactions only if N&B Management believes there will be an active and liquid secondary market. There can be no assurance that a Portfolio's use of Hedging Instruments will be successful.


                  A Portfolio's use of Hedging Instruments may be limited by certain provisions of the Code with which it must comply if its corresponding Fund is to qualify as a regulated investment company ("RIC"). See "Additional Tax Information -- Taxation of Portfolios."


                  INDEXED SECURITIES (NEUBERGER & BERMAN HIGH YIELD BOND PORTFOLIO AND NEUBERGER & BERMAN LIMITED MATURITY BOND PORTFOLIO). The Portfolio may invest in securities whose value is linked to interest rates, commodities, foreign currencies, indices, or other financial indicators ("indexed securities"). Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. The value of indexed securities may increase or decrease if the underlying instrument appreciates, and they may have return characteristics similar to direct investment in the underlying instrument or to one or more options thereon. An indexed security may be more volatile than the underlying instrument itself.


                  ZERO COUPON, STEP COUPON AND PAY-IN-KIND SECURITIES (ALL PORTFOLIOS). Each Portfolio may invest in zero coupon securities; Neuberger & Berman LIMITED MATURITY Bond Portfolio and Neuberger & Berman HIGH YIELD Bond Portfolio may invest in step coupon securities. Neuberger & Berman HIGH YIELD Bond Portfolio may also invest in pay-in-kind securities. These securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or that specify a future date when the securities begin to pay current interest. Zero coupon and step coupon securities are issued and traded at a significant discount from their face amount or par value. This discount varies depending on prevailing interest rates, the time remaining until cash payments begin, the liquidity of the security, and the perceived credit quality of the issuer. Pay-in-kind securities pay interest through the issuance of additional securities.


                  The discount on zero coupon and step coupon securities ("original issue discount" or "OID") must be taken into income ratably by each such Portfolio prior to the receipt of any actual payments. Because its corresponding Fund must distribute substantially all of its net income (including its share of the Portfolio's accrued OID) to its shareholders each year for income and excise tax purposes, each such Portfolio may have to dispose of portfolio securities under disadvantageous circumstances to generate cash, or may be required to borrow, to satisfy its corresponding Fund's distribution requirements. See "Additional Tax Information."

                  The market prices of zero coupon securities generally are more volatile than the prices of securities that pay interest periodically. Zero coupon securities are likely to respond to changes in interest rates to a greater degree than other types of debt securities having similar maturities and credit quality.


                  SWAP AGREEMENTS (NEUBERGER & BERMAN HIGH YIELD BOND PORTFOLIO). To help enhance the value of its portfolio or manage its exposure to different types of investments, the Portfolio may enter into interest rate and mortgage swap agreements and may purchase and sell interest rate "caps," "floors," and "collars." In a swap agreement, one party agrees to make regular payments equal to a floating rate on a specified amount in exchange for payments equal to a fixed rate, or a different floating rate, on the same amount for a specified period.


                  Swap agreements may involve leverage and may be highly volatile; depending on how they are used, they may have a considerable impact on the Portfolio's performance. The risks of swap agreements depend upon the other party's creditworthiness and ability to perform, as well as the Portfolio's ability to terminate its swap agreements or reduce its exposure through offsetting transactions. In accordance with SEC staff requirements, the Portfolio will segregate cash or liquid securities in an amount equal to its obligations under swap agreements; when an agreement provides for netting of the payments by the two parties, the Portfolio will segregate only the amount of its net obligation, if any. Swap agreements may be illiquid. The swap market is relatively new and is largely unregulated.


                  MUNICIPAL OBLIGATIONS (NEUBERGER & BERMAN CASH RESERVES PORTFOLIO, NEUBERGER & BERMAN LIMITED MATURITY BOND PORTFOLIO AND NEUBERGER & BERMAN HIGH YIELD BOND PORTFOLIO). Neuberger & Berman LIMITED MATURITY Bond Portfolio may invest up to 5% of its net assets in municipal obligations, which are securities issued by or on behalf of states (as used herein, including the District of Columbia), territories, and possessions of the United States and their political subdivisions, agencies, and instrumentalities. Neuberger & Berman CASH Reserves Portfolio may invest in municipal obligations that otherwise meet its criteria for quality and maturity. Neuberger & Berman HIGH YIELD Bond Portfolio may invest in municipal obligations but has no current intention of doing so. Municipal obligations include "general obligation" securities, which are backed by the full taxing power of a municipality, and "revenue" securities, which are backed only by the income from a specific project, facility, or tax. Municipal obligations also include industrial development and private activity bonds which are issued by or on behalf of public authorities, but are not backed by the credit of any governmental or public authority. "Anticipation notes" are issued by municipalities in expectation of future proceeds from the issuance of bonds or from taxes or other revenues, and are payable from those bond proceeds, taxes, or revenues. Municipal obligations also include tax-exempt commercial paper, which is issued by municipalities to help finance short-term capital or operating requirements.


                  The value of municipal obligations is dependent on the continuing payment of interest and principal when due by the issuers of the municipal obligations (or, in the case of industrial development bonds, the revenues generated by the facility financed by the bonds or, in certain other instances, the provider of the credit facility backing the bonds). As with other fixed income securities, an increase in interest rates generally will reduce the value of a Portfolio's investments in municipal obligations, whereas a decline in interest rates generally will increase that value. Efforts are underway that may result in a restructuring of the federal income tax system. Any of these factors could affect the value of municipal securities.


                  LOWER RATED DEBT SECURITIES (NEUBERGER & BERMAN LIMITED MATURITY BOND AND NEUBERGER & BERMAN HIGH YIELD BOND PORTFOLIOS). These securities are deemed to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. Lower rated debt securities generally offer a higher current yield than that available for investment grade issues, but they may involve significant risk under adverse conditions. In particular, they are subject to: adverse changes in general economic conditions and in the industries in which the issuers are engaged, changes in the financial condition of the issuers, and price fluctuations in response to changes in interest rates.


                  During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to make payments of interest and principal and increase the possibility of default. In addition, such issuers may not have more traditional methods of financing available to them and may be unable to repay debt at maturity by refinancing. The risk of loss due to default by such issuers is significantly greater because such securities frequently are unsecured and subordinated to the prior payment of senior indebtedness.

                  The market for lower rated debt securities has expanded rapidly in recent years, and its growth generally paralleled a long economic expansion. In the past, the prices of many lower rated debt securities declined substantially, reflecting an expectation that many issuers of such securities might experience financial difficulties. As a result, the yields on lower rated debt securities rose dramatically. However, such higher yields did not reflect the value of the income stream that holders of such securities expected, but rather the risk that holders of such securities could lose a substantial portion of their value as a result of the issuers' financial restructuring or defaults. There can be no assurance that such declines will not recur.


                  The market for lower rated debt issues generally is thinner or less active than that for higher quality securities, which may limit a Fund's ability to sell such securities at fair value in response to changes in the economy or financial markets. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of lower rated debt securities, especially in a thinly traded market.


                  DIRECT DEBT INSTRUMENTS (NEUBERGER & BERMAN HIGH YIELD BOND PORTFOLIO). Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrowers (including emerging market countries) to lenders or lending syndicates. Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of principal and interest. If the Portfolio does not receive scheduled interest or principal payments on such indebtedness, the Fund's share price and yield could be adversely affected. Direct debt instruments may involve a risk of insolvency of the lending bank or intermediary. Direct indebtedness of developing countries involves a risk that the governmental entities responsible for the repayment of the debt may be unable or unwilling to pay interest and repay principal when due.


                  Because the Portfolio's ability to receive payments in connection with loan participations depends on the financial condition of the borrower, N&B Management will not rely solely on a bank or other lending institution's credit analysis of the borrower, but will perform its own investment analysis of the borrowers. N&B Management's analysis may include consideration of the borrower's financial strength, managerial experience, debt coverage, additional borrowing requirements or debt maturity schedules, changing financial conditions, and responsiveness to changes in business conditions and interest rates. Loan participations are not generally rated by independent rating agencies and therefore, investments in a particular loan participation will depend almost exclusively on the credit analysis of the borrower performed by N&B Management and the original lending institution.


                  Loans are often administered by a lead bank, which acts as agent for the lenders in dealing with the borrower. In asserting rights against the borrower, the Portfolio may be dependent on the willingness of the lead bank to assert these rights, or upon a vote of all the lenders to authorize the action. Assets held by the lead bank for the benefit of the Portfolio may be subject to claims of the lead bank's creditors.


                  Although some of the loans in which the Portfolio invests may be secured, there is no assurance that the collateral can be liquidated in particular cases, or that its liquidation value will be equal to the value of the debt. Borrowers that are in bankruptcy may pay only a small portion of the amount owed, if they are able to pay at all. Where the Portfolio purchases a loan through an assignment, there is a possibility that the Portfolio will, in the event the borrower is unable to pay the loan, become the owner of the collateral, and thus will be required to bear the costs of liabilities associated with owning and disposing of the collateral.


                  The Portfolio's policies limit the percentage of its assets that can be invested in the securities of issuers primarily involved in one industry. Legal interpretations by the SEC staff may require the Portfolio, in some instances, to treat both the lending bank and the borrower as "issuers" of a loan participation by the Portfolio. In combination, the Portfolio's policies and the SEC staff's interpretations may limit the amount the Portfolio can invest in loan participations.


                  There may not be a recognizable, liquid public market for loan participations. To the extent this is the case, the Portfolio would consider the loan participation as illiquid and subject to the Portfolio's restriction on investing no more than 15% of its net assets in illiquid securities.


                  CONVERTIBLE SECURITIES (NEUBERGER & BERMAN HIGH YIELD BOND PORTFOLIO). A convertible security entitles the holder to receive the interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Securities convertible into common stock are subject to the Portfolio's 20% limitation on equity securities. Before conversion, such securities ordinarily provide a stream of income with generally higher yields than common stocks of the same or similar issuers, but lower than the yield on non-convertible debt. Convertible securities are usually subordinated to comparable-tier non-convertible securities but rank senior to common stock in a corporation's capital structure. The value of a convertible security is a function of (1) its yield in comparison to the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth if converted into the underlying common stock.


                  The price of a convertible security often reflects variations in the price of the underlying common stock in a way that non-convertible debt may not. Convertible securities are typically issued by smaller capitalization companies whose stock prices may be volatile. A convertible security may be subject to redemption at the option of the issuer at a price established in the security's governing instrument. If a convertible security held by the Portfolio is called for redemption, the Portfolio will be required to convert it into the underlying common stock, sell it to a third party or permit the issuer to redeem the security. Any of these actions could have an adverse effect on the Portfolio's and the Fund's ability to achieve their investment objectives.


                  PREFERRED STOCK (NEUBERGER & BERMAN HIGH YIELD BOND PORTFOLIO). Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer's board of directors. Preferred shareholders may have certain rights if dividends are not paid but generally have no legal recourse against the issuer. Shareholders may suffer a loss of value if dividends are not paid. The market prices of preferred stocks are generally more sensitive to changes in the issuer's creditworthiness than are the prices of debt securities.


                  WARRANTS (NEUBERGER & BERMAN HIGH YIELD BOND PORTFOLIO). Warrants may be acquired by the Portfolio in connection with other securities or separately and provide the Portfolio with the right to purchase at a later date other securities of the issuer. Warrants are securities permitting, but not obligating, their holder to subscribe for other securities or commodities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.

RISKS OF FIXED INCOME SECURITIES

                  Fixed income securities are subject to the risk of an issuer's inability to meet principal and interest payments on its obligations ("credit risk") and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer, and market liquidity ("market risk"). Lower-rated securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates. Changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of the issuer of such securities to make principal and interest payments than is the case for higher-grade debt securities. An economic downturn affecting the issuer may result in an increased incidence of default. The market for lower-rated securities may be thinner and less active than for higher-rated securities. Pricing of thinly traded securities requires greater judgment than pricing of securities for which market transactions are regularly reported.


                  Subsequent to its purchase by a Portfolio, an issue of debt securities may cease to be rated or its rating may be reduced, so that the securities would no longer be eligible for purchase by that Portfolio. In such a case, with respect to Neuberger & Berman LIMITED MATURITY Bond Portfolio, N&B Management will engage in an orderly disposition of the downgraded securities or other securities to the extent necessary to ensure the Portfolio's holdings of securities that are considered by the Portfolio to be below investment grade (but rated no lower than B by Moody's or S&P) will not exceed 10% of its net assets. Neuberger & Berman LIMITED MATURITY Bond Portfolio may hold up to 5% of its net assets in securities that are downgraded after purchase to a rating below that permissible by the Portfolio's investment policies. With respect to the money market Portfolios, N&B Management will consider the need to dispose of such securities in accordance with the requirements of Rule 2a-7 under the 1940 Act.


RISKS OF EQUITY SECURITIES
--------------------------


                  Equity securities in which Neuberger & Berman HIGH YIELD Bond Fund may invest include common stocks, preferred stocks, convertible securities and warrants. To the extent this Portfolio invests in such securities, the value of securities held by the Portfolio will be affected by changes in the stock markets, which may be the result of domestic or international political or economic news, changes in interest rates or changing investor sentiment. At times, the stock markets can be volatile and stock prices can change substantially. This market risk will affect the Portfolio's and the Fund's NAVs per share, which will fluctuate as the value of the securities held by the Portfolio change. Not all stock prices change uniformly or at the same time and not all stock markets move in the same direction at the same time. Other factors affect a particular stock's prices, such as poor earnings reports by an issuer, loss of major customers, major litigation against an issuer, or changes in governmental regulations affecting an industry. Adverse news affecting one company can sometimes depress the stock prices of all companies in the same industry. Not all factors can be predicted.


                           CERTAIN RISK CONSIDERATIONS


                  A Fund's investment in its corresponding Portfolio may be affected by the actions of other large investors in the Portfolio, if any. For example, if a large investor in a Portfolio (other than a Fund) redeemed its interest in the Portfolio, the Portfolio's remaining investors (including the Fund) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns.


                  Although each Portfolio seeks to reduce risk by investing in a diversified portfolio of securities, diversification does not eliminate all risk. There can, of course, be no assurance that any Portfolio will achieve its investment objective.


                             PERFORMANCE INFORMATION


                  Each Fund's performance figures (except for HIGH YIELD) are based on historical results and are not intended to indicate future performance. The yield and total return of each Fund will vary. The share prices of HIGH YIELD and LIMITED MATURITY will vary, and an investment in either of these Funds, when redeemed, may be worth more or less than an investor's original cost.


                  The Prospectus contains total return information for a private account managed by Neuberger & Berman with a similar investment objective, policies and strategy to those of HIGH YIELD ("Private Account"). Custodial fees and any expenses for services not provided by N&B Management are not reflected in the Private Account's total return information. The method used to calculate the total return for the Private Account is a widely-recognized method for calculating the total return of private accounts. This method may differ in certain respects from the method mandated by the SEC for calculating the Funds' total return information. However, N&B Management believes that any differences in the performance calculations resulting from the differences in these methods would be slight. If permitted by applicable law, HIGH YIELD may advertise the Private Account's prior performance information.


YIELD CALCULATIONS
------------------

                  GOVERNMENT MONEY AND CASH RESERVES. Each of these Funds may advertise its "current yield" and "effective yield" in the financial press and other publications. A Fund's CURRENT YIELD is based on the return for a recent seven-day period and is computed by determining the net change (excluding capital changes) in the value of a hypothetical account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period. The result is a "base period return," which is then annualized -- that is, the amount of income generated during the seven-day period is assumed to be generated each week over a 52-week period -- and shown as an annual percentage of the investment.

                  The EFFECTIVE YIELD of these Funds is calculated similarly, but the base period return is assumed to be reinvested. The assumed reinvestment is calculated by adding 1 to the base period return, raising the sum to a power equal to 365 divided by seven, and subtracting one from the result, according to the following formula:

         Effective Yield = [(Base Period Return + 1)365/7] - 1.


                  For the seven calendar days ended October 31, 1997, the current yields of GOVERNMENT MONEY and CASH RESERVES were 4.70% and 5.10%, respectively. For the same period, the effective yields were 4.81% and 5.23%, respectively.


                  HIGH YIELD AND LIMITED MATURITY. Each of these Funds may advertise its "yield" based on a 30-day (or one month) period. This YIELD is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period. The result then is annualized and shown as an annual percentage of the investment.


                  The annualized yield for LIMITED MATURITY for the 30-day period ended October 31, 1997 was 5.85%.

TAX EQUIVALENT YIELD - STATE AND LOCAL TAXES
--------------------------------------------


                  GOVERNMENT MONEY. Substantially all of the dividends paid by GOVERNMENT MONEY represent income received by its corresponding Portfolio on direct obligations of the U.S. Government and, as a result, are not subject to income tax in most states and localities. From time to time, this Fund may advertise a "tax equivalent yield" for one or more of those states or localities that reflects the taxable yield that an investor subject to the highest marginal rate of state or local income tax would have had to receive in order to realize the same level of after-tax yield produced by an investment in the Fund. TAX EQUIVALENT YIELD is calculated according to the following formula:

                         Tax Equivalent Yield = Y1 + Y2
                                               ---
                                               1-MR

where Y1 equals that portion of the Fund's current or effective yield that is not subject to state or local income tax, Y2 equals that portion of the Fund's current or effective yield that is subject to that tax, and MR equals the highest marginal tax rate of the state or locality for which the tax equivalent yield is being calculated.


                  The calculation of tax equivalent yield can be illustrated by the following example. If the current yield for a 7-day period was 5%, and during that period 100% of the income was attributable to interest on direct obligations of the U.S. Government and, therefore, was not subject to income taxation in most states and localities, a taxpayer residing in New York (and subject to that state's highest marginal 1998 tax rate of 7.35%) would have to have received a taxable current yield of 5.40% in order to equal the 5% after-tax yield. Moreover, if that taxpayer also were subject to income taxation by New York City at a marginal 1998 rate of 4.46%, the taxpayer would have to have received a taxable current yield of 5.67% to equal the 5% after-tax yield.


                  The use of a 5% yield in this example is for illustrative purposes only and is not indicative of the Fund's future performance. Of course, all dividends paid by GOVERNMENT MONEY are subject to federal income taxation at applicable rates.


TOTAL RETURN COMPUTATIONS
-------------------------


                  LIMITED MATURITY and HIGH YIELD may advertise certain total return information. An average annual compounded rate of return ("T") may be computed by using the redeemable value at the end of a specified period ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula:

                                        n
                                  P(1+T) = ERV

Average annual total return smoothes out year-to-year variations in performance and, in that respect, differs from actual year-to-year results.


                  For the one-, five-, and ten-year periods ended October 31, 1997, the average annual total returns for LIMITED MATURITY and its predecessor were +6.97%, +5.55%, and +7.20%, respectively. If an investor had invested $10,000 in that predecessor's shares on June 9, 1986, and had reinvested all capital gain distributions and income dividends, the value of that investor's holdings would have been $21,578 on October 31, 1997.






                  N&B Management may from time to time reimburse a Fund or Portfolio for a portion of its expenses. Such action has the effect of increasing yield and total return. Actual reimbursements are described in the Prospectus and in "Investment Management and Administration Services" below.


COMPARATIVE INFORMATION
-----------------------


                  From time to time each Fund's performance may be compared with:


         (1) data (that may be expressed as rankings or ratings) published by independent services or publications (including newspapers, newsletters, and financial periodicals) that monitor the performance of mutual funds, such as Lipper Analytical Services, Inc., C.D.A. Investment Technologies, Inc., Wiesenberger Investment Companies Service, IBC/Donoghue's Money Market Fund Report, Investment Company Data Inc., Morningstar Inc., Micropal Incorporated and quarterly mutual fund rankings by Money, Fortune, Forbes, Business Week, Personal Investor, and U.S. News & World Report magazines, The Wall Street Journal, The New York Times, Kiplinger's Personal Finance, and Barron's Newspaper, or


         (2) recognized bond, stock, and other indices such as the Shearson Lehman Bond Index, the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"), Dow Jones Industrial Average ("DJIA"), S&P/BARRA Index, Russell Index, and various other domestic, international, and global indices and changes in the U.S. Department of Labor Consumer Price Index. The S&P 500

                  Index is a broad index of common stock prices, while the DJIA represents a narrower segment of industrial companies. Each assumes reinvestment of distributions and is calculated without regard to tax consequences or the costs of investing. Each Portfolio may invest in different types of securities from those included in some of the above indices.

                  Each Fund's performance also may be compared from time to time with the following specific indices and other measures of performance:

         GOVERNMENT MONEY'S and CASH RESERVES' performance may be compared, respectively, with IBC/Donoghue's Government Money Market Funds average and Taxable General Purpose Money Market Funds average.





         LIMITED MATURITY'S performance may be compared with the Merrill Lynch 1-3 year Treasury Index, the Lehman Brothers Intermediate Government/Corporate Bond Index, as well as the performance of Treasury Securities, corporate bonds, and the Lipper Short Investment Grade Debt Funds category.


         HIGH YIELD'S performance may be compared with the Lehman Brothers Aggregate Bond Index, the Lehman Brothers Corporate Bond Index, First Boston High Yield Bond Fund Index, the Merrill Lynch High Yield Master Bond Index, and the Lipper High Yield Bond Fund Index as well as the performance of Treasury securities and corporate bonds.


                  Each Fund may invest some of its assets in different types of securities than those included in the index used as a comparison with the Fund's historical performance. A Fund may also compare certain indices, which represent different segments of the securities markets, for the purpose of comparing the historical returns and volatility of those particular market segments. Measures of volatility show the range of historical price fluctuations. Standard deviation may be used as a measure of volatility. There are other measures of volatility, which may yield different results.

                  In addition, each Fund's performance may be compared at times with that of various bank instruments (including bank money market accounts and CDs of varying maturities) as reported in publications such as The Bank Rate Monitor. Any such comparisons may be useful to investors who wish to compare a Fund's past performance with that of certain of its competitors. Of course, past performance is not a guarantee of future results. Unlike an investment in a Fund, bank CDs pay a fixed rate of interest for a stated period of time and are insured up to $100,000.


                  The Funds may also be compared to individual asset classes such as common stocks, small-cap stocks, or Treasury bonds, based on information supplied by Ibbotson and Sinquefield. Evaluations of the Funds' performance, their yield/ total returns and comparisons may be used in advertisements and in information furnished to current and prospective shareholders (collectively, "Advertisements").


OTHER PERFORMANCE INFORMATION
-----------------------------

                  From time to time,  information about a Portfolio's  portfolio
allocation   and  holdings  as  of  a   particular   date  may  be  included  in
Advertisements for its corresponding Fund. This information may include the Portfolio's portfolio diversification by asset type. Information used in Advertisements may include statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed to meet specific financial goals, such as (1) funding retirement, (2) paying for children's education, and (3) financially supporting aging parents.

                  Information (including charts and illustrations) showing the effects of compounding interest may be included in Advertisements from time to time. Compounding is the process of earning interest on principal plus interest that was earned earlier. Interest can be compounded at different intervals, such as annually, semi-annually, quarterly, monthly, or daily. For example, $1,000 compounded annually at 9% will grow to $1,090 at the end of the first year (an increase of $90) and $1,188 at the end of the second year (an increase of $98). The extra $8 that was earned on the $90 interest from the first year is the compound interest. One thousand dollars compounded annually at 9% will grow to $2,367 at the end of ten years and $5,604 at the end of twenty years. Other examples of compounding are as follows: at 7% and 12% annually, $1,000 will grow to $1,967 and $3,106, respectively, at the end of ten years and $3,870 and $9,646, respectively, at the end of twenty years. All these examples are for illustrative purposes only and are not indicative of any Fund's performance.

                  Information relating to inflation and its effects on the dollar also may be included in Advertisements. For example, after ten years, the purchasing power of $25,000 would shrink to $16,621, $14,968, $13,465, and $12,100, respectively, if the annual rates of inflation during that period were 4%, 5%, 6%, and 7%, respectively. (To calculate the purchasing power, the value at the end of each year is reduced by the inflation rate for the ten-year period.)

                  Information (including charts and illustrations) showing the total return performance for government funds, 6-month CDs and money market funds may be included in Advertisements from time to time.

                  Information regarding the effects of automatic investing and systematic withdrawal plans, investing at market highs and/or lows, and investing early versus late for retirement plans also may be included in Advertisements, if appropriate.






                              TRUSTEES AND OFFICERS

                  The following table sets forth information concerning the trustees and officers of the Trusts, including their addresses and principal business experience during the past five years. Some persons named as trustees and officers also serve in similar capacities for other funds and their corresponding portfolios administered or managed by N&B Management and Neuberger & Berman.


                                  Positions
 Name, Address                    Held With
 and Age(1)                       the Trusts                Principal Occupation(s)(2)
 ----------                       ----------                --------------------------
 John Cannon (68)                 Trustee of each Trust     Senior Vice President AMA Investment  Advisers,
 CDC Associates, Inc.                                       Inc.   (1991  -  1993);   Chairman   and  Chief
 620 Sentry Parkway                                         Investment  Officer  of  CDC  Associates,  Inc.
 Suite 220                                                  (registered   investment   adviser)   (1993   -
 P.O. Box 1111                                              present).
 Blue Bell, PA  19422



                                                             -43-

                                  Positions
 Name, Address                    Held With
 and Age(1)                       the Trusts                Principal Occupation(s)(2)
 ----------                       ----------                --------------------------


 Stanley Egener* (63)             Chairman of the Board,    Principal of Neuberger & Berman;  President  and
                                  Chief Executive           Director  of  N&B  Management;  Chairman  of the
                                  Officer, and Trustee of   Board,  Chief  Executive  Officer and Trustee of
                                  each Trust                eight   other   mutual   funds   for  which  N&B
                                                            Management   acts  as   investment   manager  or
                                                            administrator.

 Theodore P. Giuliano* (45)       President and Trustee     Principal of Neuberger & Berman;  Vice President
                                  of each Trust             and Director of N&B  Management;  President  and
                                                            Trustee of one other  mutual  fund for which N&B
                                                            Management acts as administrator.

 Barry Hirsch (64)                Trustee of each Trust     Senior Vice  President,  Secretary,  and General
 Loews Corporation                                          Counsel   of  Loews   Corporation   (diversified
 667 Madison Avenue                                         financial corporation).
 7th Floor
 New York, NY 10021

 Robert A. Kavesh (70)            Trustee of each Trust     Professor  of  Finance  and  Economics  at Stern
 110 Bleecker Street                                        School  of   Business,   New  York   University;
 Apt. 24B                                                   Director of Del  Laboratories,  Inc. and Greater
 New York, NY 10012                                         New York Mutual Insurance Co.

 William E. Rulon (65)            Trustee of each Trust     Retired.  Senior Vice  President  of  Foodmaker,
 Foodmaker, Inc.                                            Inc.  (operator and  franchiser of  restaurants)
 1761 Hotel Circle South                                    until  January  1997;  Secretary  of  Foodmaker,
 San Diego, CA 92108                                        Inc. until July 1996.




                                                             -44-

                                  Positions
 Name, Address                    Held With
 and Age(1)                       the Trusts                Principal Occupation(s)(2)
 ----------                       ----------                --------------------------


 Candace L. Straight (50)         Trustee of each Trust     Private investor and consultant  specializing in
 518 E. Passaic Avenue                                      the  insurance  industry;  Principal  of  Head &
 Bloomfield, NJ 07003                                       Company,    LLC   (limited   liability   company
                                                            providing   investment  banking  and  consulting
                                                            services to the insurance  industry) until March
                                                            1996; Director of  Drake  Holdings (U.K.   motor
                                                            insurer)until June 1996.


 Daniel J. Sullivan (58)          Vice President of each    Senior Vice  President of N&B  Management  since
                                  Trust                     1992;  prior  thereto,  Vice  President  of  N&B
                                                            Management; Vice President of eight other mutual
                                                            funds   for  which   N&B   Management   acts  as
                                                            investment manager or administrator.


 Michael J. Weiner (51)           Vice President and        Senior Vice  President of N&B  Management  since
                                  Principal Financial       1992;  Treasurer of N&B Management  from 1992 to
                                  Officer of each Trust     1996;   prior   thereto,   Vice   President  and
                                                            Treasurer  of N&B  Management  and  Treasurer of
                                                            certain  mutual  funds for which N&B  Management
                                                            acted as investment adviser;  Vice President and
                                                            Principal   Financial  Officer  of  eight  other
                                                            mutual  funds for which N&B  Management  acts as
                                                            investment manager or administrator.




                                                             -45-

                                  Positions
 Name, Address                    Held With
 and Age(1)                       the Trusts                Principal Occupation(s)(2)
 ----------                       ----------                --------------------------


 Claudia A. Brandon (41)          Secretary of each Trust   Vice President of N&B  Management;  Secretary of
                                                            eight   other   mutual   funds   for  which  N&B
                                                            Management   acts  as   investment   manager  or
                                                            administrator.


 Richard Russell (51)             Treasurer and             Vice  President  of N&B  Management  since 1993;
                                  Principal Accounting      prior  thereto,  Assistant Vice President of N&B
                                  Officer of each Trust     Management;  Treasurer and Principal  Accounting
                                                            Officer of eight  other  mutual  funds for which
                                                            N&B  Management  acts as  investment  manager or
                                                            administrator.


 Stacy Cooper-Shugrue (35)        Assistant Secretary of    Assistant   Vice  President  of  N&B  Management
                                  each Trust                since  1993;  prior  thereto,  employee  of  N&B
                                                            Management;  Assistant  Secretary of eight other
                                                            mutual  funds for which N&B  Management  acts as
                                                            investment manager or administrator.


 C. Carl Randolph (60)            Assistant Secretary of    Principal  of  Neuberger  & Berman  since  1992;
                                  each Trust                prior  thereto,  employee of Neuberger & Berman;


                                                             -46-

                                                            Assistant  Secretary of eight other mutual funds
                                                            for  which  N&B  Management  acts as  investment
                                                            manager or administrator.


Barbara DiGiorgio (39)            Assistant  Treasurer  of  Assistant   Vice  President  of  N&B  Management
                                  each Trust                since  1993;  prior  thereto,  employee  of  N&B
                                                            Management;  Assistant  Treasurer of eight other
                                                            mutual  funds for which N&B  Management  acts as
                                                            investment manager or administrator.


 Celeste Wischerth (37)           Assistant  Treasurer  of  Assistant   Vice  President  of  N&B  Management
                                  each Trust                since  1994;  prior  thereto,  employee  of  N&B
                                                            Management;  Assistant  Treasurer of eight other
                                                            mutual  funds for which N&B  Management  acts as
                                                            investment manager or administrator.


--------------------

(1) Unless otherwise indicated, the business address of each listed person is 605 Third Avenue, New York, NY 10158.

(2) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

                  * Indicates a trustee who is an "interested person" of each Trust within the meaning of the 1940 Act. Messrs. Egener and Giuliano are interested persons by virtue of the fact that they are officers and directors of N&B Management and principals of Neuberger & Berman.

                  The Trust's Trust Instrument and Managers Trust's Declaration of Trust provide that each such Trust will indemnify its trustees and officers against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless it is adjudicated that they (a) engaged in bad faith, willful misfeasance, gross negligence, or reckless disregard of the duties involved in the conduct of their offices, or (b) did not act in good faith in the reasonable belief that their action was in the best interest of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined (by a court or other body approving the settlement or other disposition, or by a majority of disinterested trustees based upon a review of readily available facts, or in a written opinion of independent counsel) that such officers or trustees have not engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of their duties.





                  The following table sets forth information concerning the compensation of the trustees and officers of the Trust. None of the Neuberger & Berman Funds(R) has any retirement plan for its trustees or officers.


                              TABLE OF COMPENSATION
                         FOR FISCAL YEAR ENDED 10/31/97

                                                 Total Compensation from
                                 Aggregate       Trusts in the Neuberger &
Name and Position              Compensation      Berman Fund Complex Paid
with the Trust                 From the Trust    to Trustees
--------------                 --------------    -------------------------

John Cannon                    $16,504                             $34,500
Trustee                                          (2 other investment companies)

Charles DeCarlo                $3,923                               $8,000
Trustee (retired 12/96)                          (2 other investment companies)

Stanley Egener                 $0                                     $0
Chairman  of  the  Board,
Chief  Executive                                 (9 other investment companies)
Officer, and Trustee

Theodore P. Giuliano           $0                                     $0
President and Trustee                            (2 other investment companies)

Barry Hirsch                   $14,809                             $30,500
Trustee                                          (2 other investment companies)

                              TABLE OF COMPENSATION
                         FOR FISCAL YEAR ENDED 10/31/97

                                                 Total Compensation from
                                 Aggregate       Trusts in the Neuberger &
Name and Position              Compensation      Berman Fund Complex Paid
with the Trust                 From the Trust    to Trustees
--------------                 --------------    -------------------------

Robert A. Kavesh               $16,504                             $35,000
Trustee                                          (2 other investment companies)

Harold R. Logan                $3,923                               $8,000
Trustee (retired 12/96)                          (2 other investment companies)

William E. Rulon               $14,809                             $30,500
Trustee                                          (2 other investment companies)

Candace L. Straight            $14,809                             $31,500
Trustee                                          (2 other investment companies)


                  At January 30, 1998, the trustees and officers of the Trust and Managers Trust, as a group, owned beneficially or of record less than 1% of the outstanding shares of each Fund.


                INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES


INVESTMENT MANAGER AND ADMINISTRATOR
------------------------------------


                  Because all of the Funds' net investable assets are invested in their corresponding Portfolios, the Funds do not need an investment manager. N&B Management serves as the Portfolios' investment manager pursuant to a management agreement with Managers Trust, on behalf of the Portfolios, dated as of July 2, 1993 ("Management Agreement"). The Management Agreement was approved by the holders of the interests in all the Portfolios (except for Neuberger & Berman HIGH YIELD Bond Portfolio) on July 2, 1993. The Management Agreement was approved by the holders of the interests in Neuberger & Berman High Yield Bond Portfolio on March 2, 1998.

                  The Management Agreement provides, in substance, that N&B Management will make and implement investment decisions for the Portfolios in its discretion and will continuously develop an investment program for the Portfolios' assets. The Management Agreement permits N&B Management to effect securities transactions on behalf of each Portfolio through associated persons of N&B Management. The Management Agreement also specifically permits N&B Management to compensate, through higher commissions, brokers and dealers who provide investment research and analysis to the Portfolios, although N&B Management has no current plans to pay a material amount of such compensation.

                  N&B Management provides to each Portfolio, without separate cost, office space, equipment, and facilities and the personnel necessary to perform executive, administrative, and clerical functions. N&B Management pays all salaries, expenses, and fees of the officers, trustees, and employees of Managers Trust who are officers, directors, or employees of N&B Management. Two officers and directors of N&B Management (who also are principals of Neuberger & Berman) presently serve as trustees and officers of the Trusts. See "Trustees and Officers." Each Portfolio pays N&B Management a management fee based on the Portfolio's average daily net assets, as described in the Prospectus.


                  N&B Management provides similar facilities, services, and personnel to each Fund pursuant to an administration agreement with the Trust, dated May 1, 1995 ("Administration Agreement"). For such administrative services, each Fund pays N&B Management a fee based on the Fund's average daily net assets, as described in the Prospectus. HIGH YIELD became subject to the Administration Agreement on February 3, 1998.

                  Under the Administration Agreement, N&B Management also provides to each Fund and its shareholders certain shareholder, shareholder-related, and other services that are not furnished by the Fund's shareholder servicing agent. N&B Management provides the direct shareholder services specified in the Administration Agreement, assists the shareholder servicing agent in the development and implementation of specified programs and systems to enhance overall shareholder servicing capabilities, solicits and gathers shareholder proxies, performs services connected with the qualification of each Fund's shares for sale in various states, and furnishes other services the parties agree from time to time should be provided under the Administration Agreement.

From time to time, N&B Management or a Fund may enter into arrangements with registered broker-dealers or other third parties pursuant to which it pays the broker-dealer or third party a per account fee or a fee based on a percentage of the aggregate net asset value of Fund shares purchased by the broker-dealer or third party on behalf of its customers, in payment for administrative and other services rendered to such customers.


                  Each Fund (except HIGH YIELD) accrued management and administration fees of the following amounts (before any reimbursement of the Funds, described below) for the fiscal years ended October 31, 1997, 1996, and 1995:

                        1997                1996           1995
                        ----                ----           ----
GOVERNMENT MONEY     $1,703,377           $1,476,738           $1,521,937
CASH RESERVES        $3,160,143           $2,425,550           $1,738,424
LIMITED MATURITY     $1,275,694           $1,480,085           $1,522,574


                  As noted in the Prospectus under "Management and Administration -- Expenses," N&B Management has voluntarily undertaken to reimburse each Fund other than GOVERNMENT MONEY for its Operating Expenses (including fees under the Administration Agreement) and the Fund's pro rata share of the corresponding Portfolio's Operating Expenses (including fees under the Management Agreement) that exceed, in the aggregate, 0.65% per annum for CASH RESERVES; 0.70% per annum for LIMITED MATURITY; and 1.00% for HIGH YIELD of that Fund's average daily net assets. Operating Expenses exclude interest, taxes, brokerage commissions, and extraordinary expenses. N&B Management can terminate each undertaking by giving the Fund at least 60 days' prior written notice. For the fiscal years ended October 31, 1997, 1996, and 1995, N&B Management reimbursed the Funds the following amounts of expenses: (1) CASH
RESERVES $0, $90,855 and $109,113, respectively, and (2) LIMITED Maturity $20,974, $16,575, and $32,042, respectively. HIGH YIELD has agreed to repay N&B Management through December 31, 1999 for excess Total Operating Expenses that N&B Management previously reimbursed to the Fund.


                  Prior to May 1, 1995, the shareholder services described above were provided pursuant to a separate agreement between the Trust and N&B Management. As compensation for these services, each Fund paid N&B Management a monthly fee calculated at the annual rate of 0.02% of the average daily net assets of the Fund. Before February 1, 1994, the monthly fee under the shareholder service agreement then in effect was calculated at an annual rate of $6.00 per shareholder account. For these services, each Fund paid and accrued the following amounts for the period from November 1, 1994 to April 30, 1995:


                                November 1, 1994
                                TO APRIL 30, 1995
                                -----------------

GOVERNMENT MONEY                     $25,750
CASH RESERVES                        $31,746
LIMITED MATURITY                     $29,447

                  The Management Agreement continues with respect to each Portfolio for a period of two years after the date the Portfolio became subject thereto. The Management Agreement is renewable thereafter from year to year with respect to each Portfolio, so long as its continuance is approved at least annually (1) by the vote of a majority of the Portfolio Trustees who are not "interested persons" of N&B Management or Managers Trust ("Independent Portfolio Trustees"), cast in person at a meeting called for the purpose of voting on such approval, and (2) by the vote of a majority of the Portfolio Trustees or by a 1940 Act majority vote of the outstanding interests in that Portfolio. The Administration Agreement continues with respect to each Fund for a period of two years after the date the Fund became subject thereto. The Administration Agreement is renewable from year to year with respect to a Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Fund Trustees who are not "interested persons" of N&B Management or the Trust ("Independent Fund Trustees"), cast in person at a meeting called for the purpose of voting on such approval and (2) by the vote of a majority of the Fund Trustees or by a 1940 Act majority vote of the outstanding shares in that Fund.

                  The Management Agreement is terminable, without penalty, with respect to a Portfolio on 60 days' written notice either by Managers Trust or by N&B Management. The Administration Agreement is terminable, without penalty, with respect to a Fund on 60 days' written notice either by N&B Management or by the Trust. Each Agreement terminates automatically if it is assigned.


SUB-ADVISER
-----------
                  N&B Management retains Neuberger & Berman, 605 Third Avenue, New York, NY 10158-3698, as sub-adviser with respect to each Portfolio pursuant to a sub-advisory agreement dated July 2, 1993 ("Sub-Advisory Agreement"). The Sub-Advisory Agreement was approved by the holders of the interests in the Portfolios (except for Neuberger & Berman HIGH YIELD Bond Portfolio) on July 2, 1993. The Sub-Advisory Agreement was approved by the holders of the interests in Neuberger & Berman HIGH YIELD Bond Portfolio on March 2, 1998.


                  The Sub-Advisory Agreement provides in substance that Neuberger & Berman will furnish to N&B Management, upon reasonable request, the same type of investment recommendations and research that Neuberger & Berman, from time to time, provides to its principals and employees for use in managing client accounts. In this manner, N&B Management expects to have available to it, in addition to research from other professional sources, the capability of the research staff of Neuberger & Berman. This staff consists of numerous investment analysts, each of whom specializes in studying one or more industries, under the supervision of the Director of Research, who is also available for consultation with N&B Management. The Sub-Advisory Agreement provides that N&B Management will pay for the services rendered by Neuberger & Berman based on the direct and indirect costs to Neuberger & Berman in connection with those services. Neuberger & Berman also serves as a sub-adviser for all of the other mutual funds managed by N&B Management.


                  The Sub-Advisory Agreement continues with respect to each Portfolio for a period of two years after the date the Portfolio became subject thereto, and is renewable thereafter from year to year, subject to approval of its continuance in the same manner as the Management Agreement. The Sub-Advisory Agreement is subject to termination, without penalty, with respect to each Portfolio by the Portfolio Trustees or a 1940 Act majority vote of the outstanding interests in that Portfolio, by N&B Management, or by Neuberger & Berman on not less than 30 nor more than 60 days' prior written notice to the appropriate Fund. The Sub-Advisory Agreement also terminates automatically with respect to each Portfolio if it is assigned or if the Management Agreement terminates with respect to that Portfolio.

                  Most money managers that come to the Neuberger & Berman organization have at least fifteen years experience. Neuberger & Berman and N&B Management employ experienced professionals that work in a competitive environment.

INVESTMENT COMPANIES MANAGED
----------------------------






                  As of December 31, 1997, the investment companies managed by N&B Management had aggregate net assets of approximately $20.7 billion. N&B Management currently serves as investment manager of the following investment companies:




      NAME                                                                       DECEMBER 31, 1997
      ----                                                                       -----------------

Neuberger & Berman Cash Reserves Portfolio.................................................$ 662,861,352
      (investment portfolio for Neuberger & Berman Cash Reserves)

Neuberger & Berman Government Money Portfolio..............................................$ 297,594,922
      (investment portfolio for Neuberger & Berman Government Money Fund)

Neuberger & Berman Limited Maturity Bond Portfolio.........................................$ 294,956,156
      (investment  portfolio for  Neuberger & Berman  Limited  Maturity
       Bond Fund and  Neuberger & Berman Limited Maturity Bond Trust)

Neuberger & Berman Municipal Money Portfolio...............................................$ 166,832,901
      (investment portfolio for Neuberger & Berman Municipal Money Fund)




                                      -53-


Neuberger & Berman Municipal Securities Portfolio...........................................$ 32,970,458
      (investment portfolio for Neuberger & Berman Municipal Securi-
      ties Trust)

Neuberger & Berman Focus Portfolio.......................................................$ 1,530,971,078
      (investment  portfolio  for  Neuberger & Berman Focus Fund,
      Neuberger & Berman Focus Trust,  and Neuberger &
      Berman Focus Assets)

Neuberger & Berman Genesis Portfolio.....................................................$ 1,841,928,659
      (investment  portfolio for Neuberger & Berman Genesis Fund,
      Neuberger & Berman Genesis Trust,  and Neuberger
      & Berman Genesis Assets)

Neuberger & Berman Guardian Portfolio..................................................  $ 8,328,032,611
      (investment  portfolio  for  Neuberger  & Berman  Guardian  Fund,
      Neuberger  & Berman  Guardian  Trust,  and
      Neuberger & Berman Guardian Assets)

Neuberger & Berman International Portfolio.................................................$ 111,718,206
      (investment portfolio for Neuberger & Berman
      International Fund and Neuberger & Berman International Trust)

Neuberger & Berman Manhattan Portfolio.....................................................$ 626,632,234
      (investment  portfolio  for  Neuberger & Berman  Manhattan  Fund,
      Neuberger & Berman  Manhattan  Trust,  and
      Neuberger & Berman Manhattan Assets)

Neuberger & Berman Partners Portfolio....................................................$ 3,830,066,838
      (investment  portfolio  for  Neuberger  & Berman  Partners  Fund,
      Neuberger  & Berman  Partners  Trust,  and
      Neuberger & Berman Partners Assets)

Neuberger & Berman Socially Responsive Portfolio...........................................$ 287,169,564
      (investment  portfolio  for  Neuberger  & Berman  Socially
      Responsive  Fund,  Neuberger  & Berman  Trust and
      Neuberger & Berman NYCDC Socially Responsive Trust)

Advisers Managers Trust (eight series)...................................................$ 2,644,430,313






                  The investment decisions concerning the Portfolios and the other mutual funds managed by N&B Management (collectively, "Other N&B Funds") have been and will continue to be made independently of one another. In terms of their investment objectives, most of the Other N&B Funds differ from the Portfolios. Even where the investment objectives are similar, however, the methods used by the Other N&B Funds and the Portfolios to achieve their objectives may differ. The investment results achieved by all of the funds managed by N&B Management have varied from one another in the past and are likely to vary in the future.

                  There may be occasions when a Portfolio and one or more of the Other N&B Funds or other accounts managed by Neuberger & Berman are contemporaneously engaged in purchasing or selling the same securities from or to third parties. When this occurs, the transactions are averaged as to price and allocated, in terms of amount, in accordance with a formula considered to be equitable to the funds involved. Although in some cases this arrangement may have a detrimental effect on the price or volume of the securities as to a Portfolio, in other cases it is believed that a Portfolio's ability to participate in volume transactions may produce better executions for it. In any case, it is the judgment of the Portfolio Trustees that the desirability of the Portfolios' having their advisory arrangements with N&B Management outweighs any disadvantages that may result from contemporaneous transactions.


MANAGEMENT AND CONTROL OF N&B MANAGEMENT
----------------------------------------

                  The directors and officers of N&B Management, all of whom have offices at the same address as N&B Management, are Richard A. Cantor, Chairman of the Board and director; Stanley Egener, President and director; Theodore P. Giuliano, Vice President and director; Michael M. Kassen, Vice President and director; Irwin Lainoff, director; Lawrence Zicklin, director; Daniel J.
Sullivan, Senior Vice President; Peter E. Sundman, Senior Vice President; Michael J. Weiner, Senior Vice President; Claudia A. Brandon, Vice President; Patrick T. Byrne, Vice President; Brooke A. Cobb, Vice President; Robert W. D'Alelio, Vice President; Roberta D'Orio, Vice President; Clara Del Villar, Vice President; Brian J. Gaffney, Vice President; Joseph Galli, Vice President; Robert I. Gendelman, Vice President; Josephine P. Mahaney, Vice President; Ellen Metzger, Vice President and Secretary; Paul Metzger, Vice President; Janet W. Prindle, Vice President; Kevin L. Risen, Vice President; Richard Russell, Vice President; Jennifer K. Silver, Vice President; Kent C. Simons, Vice President; Frederic B. Soule, Vice President; Judith M. Vale, Vice President; Susan Walsh, Vice President; Thomas Wolfe, Vice President; Andrea Trachtenberg, Vice
President of Marketing; Robert Conti, Treasurer; Ramesh Babu, Assistant Vice President; Valerie Chang, Assistant Vice President; Stacy Cooper-Shugrue, Assistant Vice President; Barbara DiGiorgio, Assistant Vice President; Michael
J. Hanratty, Assistant Vice President; Leslie Holliday-Soto, Assistant Vice President; Jody L. Irwin, Assistant Vice President; Robert L. Ladd, Assistant Vice President; Carmen G. Martinez, Assistant Vice President; Joseph S. Quirk, Assistant Vice President; Ingrid Saukaitis, Assistant Vice President; Josephine

Velez, Assistant Vice President; Celeste Wischerth, Assistant Vice President; and Loraine Olavarria, Assistant Secretary. Messrs. Cantor, Egener, Gendelman, Giuliano, Kassen, Lainoff, Zicklin, Risen, Simons and Sundman and Mmes. Prindle, Silver and Vale are principals of Neuberger & Berman.


                  Mr. Giuliano and Mr. Egener are trustees and officers, and Messrs. Russell, Sullivan and Weiner and Mmes. Brandon, Cooper-Shugrue, DiGiorgio and Wischerth are officers, of each Trust. C. Carl Randolph, a principal of Neuberger & Berman, also is an officer of each Trust.

                  All of the outstanding voting stock in N&B Management is owned by persons who are also principals of Neuberger & Berman.


                            DISTRIBUTION ARRANGEMENTS


                  N&B Management serves as the distributor ("Distributor") in connection with the offering of each Fund's shares on a no-load basis. In connection with the sale of its shares, each Fund has authorized the Distributor to give only the information, and to make only the statements and representations, contained in the Prospectus and this SAI or that properly may be included in sales literature and advertisements in accordance with the 1933 Act, the 1940 Act, and applicable rules of self-regulatory organizations. Sales may be made only by the Prospectus, which may be delivered personally, through the mails, or by electronic means. The Distributor is the Funds' "principal underwriter" within the meaning of the 1940 Act and, as such, acts as agent in arranging for the sale of each Fund's shares without sales commission or other compensation and bears all advertising and promotion expenses incurred in the sale of the Funds' shares.

                  The Distributor or one of its affiliates may, from time to time, deem it desirable to offer to shareholders of the Funds, through use of their shareholder lists, the shares of other mutual funds for which the Distributor acts as distributor or other products or services. Any such use of the Funds' shareholder lists, however, will be made subject to terms and conditions, if any, approved by a majority of the Independent Fund Trustees. These lists will not be used to offer to the Funds' shareholders any investment products or services other than those managed or distributed by N&B Management or Neuberger & Berman.


                  The Trust, on behalf of each Fund, and the Distributor are parties to a Distribution Agreement that continues until July 2, 1998. Neuberger & Berman HIGH YIELD Bond Portfolio became a party to the Distribution Agreement on February 3, 1998. The Distribution Agreement may be renewed annually if specifically approved by (1) the vote of a majority of the Fund Trustees or a 1940 Act majority vote of the Fund's outstanding shares and (2) the vote of a majority of the Independent Fund Trustees, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated by either party and will terminate automatically on its assignment, in the same manner as the Management Agreement.


                         ADDITIONAL PURCHASE INFORMATION

AUTOMATIC INVESTING AND DOLLAR COST AVERAGING
---------------------------------------------


                  Shareholders may arrange to have a fixed amount automatically invested in shares of HIGH YIELD or LIMITED MATURITY each month. To do so, a shareholder must complete an application, available from the Distributor, electing to have automatic investments funded either through (1) redemptions from his or her account in a money market fund for which N&B Management serves as investment manager or (2) withdrawals from the shareholder's checking account. In either case, the minimum monthly investment is $100. A shareholder who elects to participate in automatic investing through his or her checking account must include a voided check with the completed application. A completed application should be sent to Neuberger & Berman Management Incorporated, 605 Third Avenue, 2nd Floor, New York, NY 10158-0180.


                  Automatic investing enables a shareholder in LIMITED MATURITY or HIGH YIELD to take advantage of "dollar cost averaging." As a result of dollar cost averaging, a shareholder's average cost of shares in those Funds generally would be lower than if the shareholder purchased a fixed number of shares at the same pre-set intervals. Additional information on dollar cost averaging may be obtained from the Distributor.


                         ADDITIONAL EXCHANGE INFORMATION


                  As more fully set forth in the section of the Prospectus entitled "Shareholder Services -- Exchange Privilege," shareholders may redeem at least $1,000 worth of a Fund's shares and invest the proceeds in shares of one or more of the Equity, Municipal or other Income Funds that are briefly described below, provided that the minimum investment requirements of the other fund(s) are met.


                  Fund shareholders who are considering exchanging shares into any of the funds described below should note that (1) like the Funds, the Municipal Funds are series of the Trust, (2) the Equity Funds are series of a Delaware business trust (named "Neuberger & Berman Equity Funds") that is registered with the SEC as an open-end management investment company, (3) each of the Equity and Municipal Funds invests all of its net investable assets in a corresponding portfolio that has an investment objective, policies, and limitations identical to those of the fund.


EQUITY FUNDS
------------

Neuberger & Berman          Seeks   long-term   capital   appreciation   through
Focus  Fund                 investments  principally  in common stocks  selected
                            from  13  multi-industry   economic   sectors.   The
                            corresponding   portfolio   uses  a   value-oriented
                            approach to select  individual  securities  and then
                            focuses its  investments in the sectors in which the
                            undervalued  stocks  are  clustered.   Through  this
                            approach, 90% or more of the portfolio's investments
                            are  normally  made in not more  than  six  sectors.
                            Neuberger  &  Berman   Genesis  Fund  Seeks  capital
                            appreciation through investments primarily in common
                            stocks    of    companies    with    small    market
                            capitalizations  (i.e.,  up to $1.5  billion) at the
                            time   of   the    Portfolio's    investment.    The
                            corresponding   portfolio   uses  a   value-oriented
                            approach to the selection of individual securities.

Neuberger & Berman          Seek  capital   appreciation   through   investments
Genesis Fund                primarily in common  stocks of companies  with small
                            market capitalizations (i.e., up to $1.5 billion) at
                            the  time  of  the   Portfolio's   investment.   The
                            corresponding   portfolio   uses  a   value-oriented
                            approach to the selection of individual securities.


Neuberger & Berman          Seeks  capital   appreciation   through  investments
Guardian Fund               primarily  in  common  stocks  of  long-established,
                            high-quality  companies that N&B Management believes
                            are well-managed. The corresponding portfolio uses a
                            value-oriented   approach   to  the   selection   of
                            individual securities. Current income is a secondary objective. The fund (or its predecessor) has paid its shareholders an income dividend every quarter, and a capital gain distribution every year, since its inception in 1950, although there can be no assurance that it will be able to continue to do so.

Neuberger &  Berman         Seeks   long-term   capital   appreciation   through
International  Fund         investments  primarily in a diversified portfolio of
                            equity securities of foreign issuers. Assets will be allocated among economically mature countries and emerging industrialized countries.


Neuberger & Berman          Seeks  capital   appreciation,   without  regard  to
Manhattan Fund              income, through investments in securities of small-,
                            medium- and large-capitalization companies (with a current focus on medium-capitalization companies) believed to have the maximum potential for long-term capital appreciation. The corresponding portfolio's investment program involves greater risks and share price volatility than programs that invest in more undervalued securities.


Neuberger & Berman          Seeks capital growth through an investment  approach
Partners Fund               that is designed to increase capital with reasonable
                            risk.  Its  investment   program  seeks   securities
                            believed   to  be   undervalued   based  on   strong
                            fundamentals such as a low price-to-earnings  ratio,
                            consistent cash flow, and the company's track record
                            through   all  parts  of  the  market   cycle.   The
                            corresponding   portfolio  uses  the  value-oriented
                            investment approach to the selection of individual securities.

Neuberger &  Berman         Seeks   long-term   capital   appreciation   through
Socially  Responsive        investments  primarily  in  securities  of companies
Funds                       that meet both financial and social criteria.

MUNICIPAL FUNDS
---------------


Neuberger & Berman          A money  market fund  seeking  the  maximum  current
Municipal Money Fund        income  exempt from federal  income tax,  consistent
                            with  safety  and   liquidity.   The   corresponding
                            Portfolio   invests  in  high  quality,   short-term
                            municipal   securities.   It  seeks  to  maintain  a
                            constant purchase and redemption price of $1.00.



Neuberger  &  Berman        Seeks high current  tax-exempt  income with low risk
Municipal Securities        to  principal,   limited  price   fluctuation,   and
Trust                       liquidity;   and  secondarily,   total  return.  The
                            corresponding  portfolio invests in investment grade
                            municipal   securities.    Maximum   dollar-weighted
                            average duration of 10 years.





                  The Funds described herein, and any of the funds described above, may terminate or modify their exchange privileges in the future.






                  Before effecting an exchange, Fund shareholders must obtain and should review a currently effective prospectus of the fund into which the exchange is to be made. The Municipal Funds share a prospectus with the Funds, while the Equity Funds share a separate prospectus. An exchange is treated as a sale for federal income tax purposes, and, depending on the circumstances, a short- or long-term capital gain or loss may be realized.

                  There can be no assurance that CASH RESERVES, GOVERNMENT MONEY, or Neuberger & Berman Municipal Money Fund, each of which is a money market fund that seeks to maintain a constant purchase and redemption share price of $1.00, will be able to maintain that price. An investment in any of the above-referenced funds, as in any other mutual fund, is neither insured nor guaranteed by the U.S. Government.


                        ADDITIONAL REDEMPTION INFORMATION

SUSPENSION OF REDEMPTIONS
-------------------------

                  The right to redeem a Fund's shares may be suspended or payment of the redemption price postponed (1) when the New York Stock Exchange ("NYSE") is closed, (2) when trading on the NYSE is restricted, (3) when an emergency exists as a result of which it is not reasonably practicable for its corresponding Portfolio to dispose of securities it owns or fairly to determine the value of its net assets, or (4) for such other period as the SEC may by order permit for the protection of the Fund's shareholders. Applicable SEC rules and regulations shall govern whether the conditions prescribed in (2) or (3) exist. If the right of redemption is suspended, shareholders may withdraw their offers of redemption, or they will receive payment at the NAV per share in effect at the close of business on the first day the NYSE is open ("Business Day") after termination of the suspension.

REDEMPTIONS IN KIND
-------------------

                  LIMITED MATURITY and HIGH YIELD reserve the right, under certain conditions, to honor any request for redemption (or a combination of requests from the same shareholder in any 90-day period) exceeding $250,000 or 1% of the net assets of the Fund, whichever is less, by making payment in whole or in part in securities valued as described under "Share Prices and Net Asset Value" in the Prospectus. GOVERNMENT MONEY and CASH RESERVES also reserve the right, under certain conditions, to honor any request for redemption by making payment in whole or in part in securities. If payment is made in securities, a shareholder generally will incur brokerage expenses or other transaction costs in converting those securities into cash and will be subject to fluctuation in the market prices of those securities until they are sold. The Funds do not redeem in kind under normal circumstances, but would do so when the Fund Trustees determined that it was in the best interests of a Fund's shareholders as a whole.


                        DIVIDENDS AND OTHER DISTRIBUTIONS

                  Each Fund distributes to its shareholders substantially all of its share of any net investment income (after deducting expenses incurred directly by the Fund), any net realized capital gains (both long-term and short-term), and any net realized gains from foreign currency transactions earned or realized by its corresponding Portfolio. A Portfolio's net investment income consists of all income accrued on portfolio assets less accrued expenses but does not include capital and foreign currency gains and losses. Net investment income and net gains and losses are reflected in a Portfolio's NAV (and, hence, its corresponding Fund's NAV) until they are distributed. GOVERNMENT MONEY and CASH RESERVES calculate their net investment income and share price as of noon (Eastern time) on each Business Day; the other Funds calculate their net investment income and share price as of the close of regular trading on the NYSE on each Business Day (usually 4 p.m. Eastern time).

                  Income dividends are declared daily; dividends declared for each month are paid on the last Business Day of the month. Shares of GOVERNMENT MONEY and CASH RESERVES begin earning income dividends on the Business Day the proceeds of the purchase order are converted into "federal funds" and continue to earn dividends through the Business Day before they are redeemed; shares of the other Funds begin earning income dividends on the Business Day after the proceeds of the purchase order have been converted to "federal funds" and continue to earn dividends through the Business Day they are redeemed.

Distributions of net realized capital and foreign currency gains, if any, normally are paid once annually, in December.

                  Dividends and other distributions are automatically reinvested in additional shares of the distributing Fund, unless the shareholder elects to receive them in cash ("cash election"). Shareholders may make a cash election on the original account application or at a later date by writing to State Street Bank and Trust Company ("State Street"), c/o Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403. Cash distributions can be paid through an electronic transfer to a bank account designated in the shareholder's original account application. To the extent dividends and other distributions are subject to federal, state, or local income taxation, they are taxable to the shareholders whether received in cash or reinvested in Fund shares.


                  A cash election with respect to any Fund remains in effect until the shareholder notifies State Street in writing to discontinue the election. If it is determined, however, that the U.S. Postal Service cannot properly deliver Fund mailings to the shareholder for 180 days, the Fund will terminate the shareholder's cash election. Thereafter, the shareholder's dividends and other distributions will automatically be reinvested in additional Fund shares until the shareholder notifies State Street or the Fund in writing to request that the cash election be reinstated.


                  Dividend or other distribution checks that are not cashed or deposited within 180 days from being issued will be reinvested in additional shares of the distributing Fund at the Fund's price on the day the check is reinvested. No interest will accrue on amounts represented by uncashed dividend or distribution checks.


                           ADDITIONAL TAX INFORMATION

TAXATION OF THE FUNDS
---------------------

                  In order to qualify for treatment as a RIC under the Code, each Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain, and, for LIMITED MATURITY and HIGH YIELD, net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. With respect to each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from Hedging Instruments) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); and (2) at the close of each quarter of the Fund's taxable year, (i) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities, and (ii) not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or securities of other RICs) of any one issuer.


                  The Funds (except for HIGH YIELD) have received rulings from the Internal Revenue Service ("Service") that each series, as an investor in its corresponding Portfolio, will be deemed to own a proportionate share of the Portfolio's assets and income for purposes of determining whether the series satisfies all the requirements described above to qualify as a RIC. Although these rulings may not be relied upon as precedent by HIGH YIELD, N&B Management believes the reasoning thereof and, hence, their conclusion apply to HIGH YIELD as well.

                  Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

                  See the next section for a discussion of the tax consequences to HIGH YIELD and LIMITED Maturity of distributions to them from their corresponding Portfolios, investments by those Portfolios in certain securities, and hedging and certain other transactions engaged in by their corresponding Portfolios.


TAXATION OF THE PORTFOLIOS
--------------------------

                  The Portfolios (except for Neuberger & Berman HIGH YIELD Bond Portfolio) have received rulings from the Service to the effect that, among other things, each Portfolio will be treated as a separate partnership for federal income tax purposes and will not be a "publicly traded partnership." Although these rulings may not be relied upon as precedent by Neuberger & Berman HIGH YIELD Bond Portfolio, N&B Management believes the reasoning thereof and, hence, their conclusion apply to the Portfolio as well. As a result, no Portfolio is subject to federal income tax; instead, each investor in a Portfolio, such as a Fund, is required to take into account in determining its federal income tax liability its share of the Portfolio's income, gains, losses, deductions, credits, and tax preference items, without regard to whether it has received any cash distributions from the Portfolio. Each Portfolio also is not subject to Delaware or New York income or franchise tax.


                  Because each Fund is deemed to own a proportionate share of its corresponding Portfolio's assets and income for purposes of determining whether the Fund satisfies the requirements to qualify as a RIC, each Portfolio intends to conduct its operations so that its corresponding Fund will be able to satisfy all those requirements.

                  Distributions to a Fund from its corresponding Portfolio (whether pursuant to a partial or complete withdrawal or otherwise) will not result in the Fund's recognition of any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent any cash that is distributed exceeds the Fund's basis for its interest in the Portfolio before the distribution, (2) income or gain will be recognized if the distribution is in liquidation of the Fund's entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio, (3) loss will be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables and (4) gain (and, in certain situations, loss) may be recognized on an in-kind distribution by the Portfolio. A Fund's basis for its interest in its corresponding Portfolio generally equals the amount of cash and the basis of any property the Fund invests in the Portfolio, increased by the Fund's share of the Portfolio's net income and capital gains and decreased by (a) the amount of cash and the basis of any property the Portfolio distributes to the Fund and (b) the Fund's share of the Portfolio's losses.


                  Dividends and interest received by a Portfolio and gains realized by a Portfolio may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield and/or total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.


                  The use by Neuberger & Berman HIGH YIELD Bond Portfolio and Neuberger & Berman LIMITED MATURITY Bond Portfolio of hedging strategies, such as writing (selling) and purchasing Futures Contracts and options and entering into Forward Contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses the Portfolios realize in connection therewith. For each of these Portfolios, gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from Hedging Instruments derived with respect to its business of investing in securities or foreign currencies, will qualify as permissible income for its corresponding Fund under the Income Requirement.







                  Exchange-traded Futures Contracts, listed options thereon, and certain Forward Contracts ("Section 1256 contracts") are required to be marked to market (that is, treated as having been sold at market value) for federal income tax purposes at the end of a Portfolio's taxable year. Sixty percent of any net gain or loss recognized as a result of these "deemed sales," and 60% of any net realized gain or loss from any actual sales, of Section 1256 contracts are treated as long-term capital gain or loss, and the remainder is treated as short-term capital gain or loss. As of the date of this SAI, it is not entirely clear whether that 60% portion will qualify for the reduced maximum tax rates on non-corporate taxpayers' net capital gain (the excess of net long-term capital gain over net short-term capital loss) enacted by the Taxpayer Relief Act of 1997 -- 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 18 months -- instead of the 28% rate in effect before that legislation, which now applies to gain recognized on capital assets held for more than one year but not more than 18 months. However, technical corrections legislation passed by the House of Representatives late in 1997 would clarify that the 20% rate applies.


                  Each of Neuberger & Berman CASH RESERVES Portfolio and Neuberger & Berman LIMITED MATURITY Bond Portfolio may invest in municipal bonds that are purchased with market discount (that is, at a price less than the bond's principal amount or, in the case of a bond that was issued with OID, a price less than the amount of the issue price plus accrued OID) ("municipal market discount bonds"). If a bond's market discount is less than the product of
(1) 0.25% of the redemption price at maturity times (2) the number of complete years to maturity after the taxpayer acquired the bond, then no market discount is considered to exist. Gain on the disposition of a municipal market discount bond purchased by a Portfolio (other than a bond with a fixed maturity date within one year from its issuance), generally is treated as ordinary (taxable) income, rather than capital gain, to the extent of the bond's accrued market discount at the time of disposition. Market discount on such a bond generally is accrued ratably, on a daily basis, over the period from the acquisition date to the date of maturity. In lieu of treating the disposition gain as above, a Portfolio may elect to include market discount in its gross income currently, for each taxable year to which it is attributable.


                  Each  Portfolio  may acquire  zero coupon or other  securities issued with OID. Neuberger & Berman HIGH YIELD Bond Portfolio may also acquire pay-in-kind securities which pay interest through the issuance of additional securities. As a holder of those securities, each Portfolio (and, through it, its corresponding Fund) must take into income the OID and other non-cash income that accrues on the securities during the taxable year, even if it receives no corresponding payment on the securities during the year. Because each Fund annually must distribute substantially all of its investment company taxable income (including its share of its corresponding Portfolio's accrued OID and other non-cash income) to satisfy the Distribution Requirement and to avoid imposition of the Excise Tax, a Fund may be required in a particular year to distribute as a dividend an amount that is greater than its share of the total amount of cash its corresponding Portfolio actually receives. Those distributions will be made from a Fund's (or its share of its corresponding Portfolio's) cash assets or, if necessary, from the proceeds of sales of that Portfolio's securities. A Portfolio may realize capital gains or losses from those sales, which would increase or decrease its corresponding Fund's investment company taxable income and/or net capital gain.

TAXATION OF THE FUNDS' SHAREHOLDERS
-----------------------------------
                  If shares of HIGH YIELD or LIMITED MATURITY are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares.


                  Each Fund is required to withhold 31% of all dividends and capital gain distributions, and each of HIGH YIELD and LIMITED MATURITY is required to withhold 31% of redemption proceeds payable to any individuals and certain other noncorporate shareholders who do not provide the Fund with a correct taxpayer identification number. Withholding at that rate also is required from dividends and capital gain distributions payable to such shareholders who otherwise are subject to backup withholding.


                  As described under "How to Sell Shares" in the Prospectus, a Fund may close a shareholder's account with the Fund and redeem the remaining shares if the account balance falls below the specified minimum and the shareholder fails to reestablish the minimum balance after being given the opportunity to do so. If an account that is closed pursuant to the foregoing was maintained for an individual retirement account ("IRA") (including an education IRA and a Roth IRA) or a qualified retirement plan (including a simplified employee pension plan, "Savings Incentive Match Plan for Employees" ("SIMPLE"), self-employed individual retirement plan (so-called "Keogh plan"), corporate profit-sharing and money purchase pension plan, section 401(k) plan, and section 403(b)(7) account), the Fund's payment of the redemption proceeds may result in adverse tax consequences for the accountholder. The accountholder should consult his or her tax adviser regarding any such consequences.


                        VALUATION OF PORTFOLIO SECURITIES

                  Each of Neuberger & Berman GOVERNMENT MONEY Portfolio and Neuberger & Berman CASH RESERVES Portfolio relies on Rule 2a-7 under the 1940 Act to use the amortized cost method of valuation to enable its corresponding Fund to stabilize the purchase and redemption price of its shares at $1.00 per share. This method involves valuing portfolio securities at their cost at the time of purchase and thereafter assuming a constant amortization (or accretion) to maturity of any premium (or discount), regardless of the impact of interest rate fluctuations on the market value of the securities. Although the Portfolios' reliance on Rule 2a-7 and use of the amortized cost valuation method should enable the Funds, under most conditions, to maintain a stable $1.00 share price, there can be no assurance they will be able to do so. An investment in either of these Funds, as in any mutual fund, is neither insured nor guaranteed by the U.S. Government.


                             PORTFOLIO TRANSACTIONS


                  Purchases and sales of portfolio securities generally are transacted with issuers, underwriters, or dealers that serve as primary market-makers, who act as principals for the securities on a net basis. The Portfolios typically do not pay brokerage commissions for such purchases and sales. Instead, the price paid for newly issued securities usually includes a concession or discount paid by the issuer to the underwriter, and the prices quoted by market-makers reflect a spread between the bid and the asked prices from which the dealer derives a profit.

                  In purchasing and selling portfolio securities other than as described above (for example, in the secondary market), each Portfolio seeks to obtain best execution at the most favorable prices through responsible broker-dealers and, in the case of agency transactions, at competitive commission rates. In selecting broker-dealers to execute transactions, N&B Management considers such factors as the price of the security, the rate of commission, the size and difficulty of the order, and the reliability, integrity, financial condition, and general execution and operational capabilities of competing broker-dealers. N&B Management also may consider the brokerage and research services that broker-dealers provide to the Portfolio or N&B Management. Under certain conditions, a Portfolio may pay higher brokerage commissions in return for brokerage and research services, although no Portfolio has a current arrangement to do so. In any case, each Portfolio may effect principal transactions with a dealer who furnishes research services, may designate any dealer to receive selling concessions, discounts, or other allowances, or otherwise may deal with any dealer in connection with the acquisition of securities in underwritings.


                  During the fiscal year ended October 31, 1997, Neuberger & Berman LIMITED MATURITY Bond Portfolio acquired securities of the following of its "regular brokers or dealers": Goldman, Sachs & Co. and Merrill Lynch, Pierce, Fenner & Smith Inc. At October 31, 1997, that Portfolio held the securities of its "regular brokers or dealers" with an aggregate value as follows: Goldman, Sachs & Co., $5,211,285; Merrill Lynch, Pierce, Fenner & Smith Inc., $5,269,344.







                  During the fiscal year ended October 31, 1997, Neuberger & Berman CASH RESERVES Portfolio acquired securities of the following of its "regular brokers or dealers": Barclays De Zoete Wedd Securities Inc, Citicorp Securities, Inc., First Chicago Capital Markets Inc., Goldman, Sachs & Co., Merrill Lynch, Pierce, Fenner & Smith Inc., Morgan (J.P.) Securities Inc., and Morgan Stanley, Dean Witter, Discover & Co. At October 31, 1997, that Portfolio held the securities of its "regular brokers or dealers" with an aggregate value as follows: First Chicago Capital Markets, Inc., $15,870,167; Goldman, Sachs & Co., $29,862,704; Merrill Lynch, Pierce, Fenner & Smith Inc., $4,997,617; Morgan (J.P.) Securities Inc., $15,005,829; and Morgan Stanley, Dean Witter, Discover & Co., $24,000,000.


                  During the fiscal year ended October 31, 1997, Neuberger & Berman GOVERNMENT MONEY Portfolio acquired none of the securities of its "regular brokers or dealers." At October 31, 1997, that Portfolio held none of the securities of its "regular brokers or dealers."

                  No affiliate of any Portfolio receives give-ups or reciprocal business in connection with its portfolio transactions. No Portfolio effects transactions with or through broker-dealers in accordance with any formula or for selling shares of any Fund. However, broker-dealers who execute portfolio transactions may from time to time effect purchases of Fund shares for their customers. The 1940 Act generally prohibits Neuberger & Berman from acting as principal in the purchase of portfolio securities from, or the sale of portfolio securities to, a Portfolio unless an appropriate exemption is available.


PORTFOLIO TURNOVER
------------------

                  Neuberger & Berman HIGH YIELD Bond Portfolio and Neuberger & Berman LIMITED MATURITY Bond Portfolio calculate their portfolio turnover rates by dividing (1) the lesser of the cost of the securities purchased or the proceeds from the securities sold by the Portfolio during the fiscal year (other than securities, including options, whose maturity or expiration date at the time of acquisition was one year or less) by (2) the month-end average of the value of such securities owned by the Portfolio during the fiscal year.

                            REPORTS TO SHAREHOLDERS


                  Shareholders of each Fund receive unaudited semi-annual financial statements, as well as year-end financial statements audited by the independent auditors for the Fund and for its corresponding Portfolio. Each Fund's statements show the investments owned by its corresponding Portfolio and the market values thereof and provide other information about the Fund and its operations, including the Fund's beneficial interest in its corresponding Portfolio.


                                  ORGANIZATION

                  The predecessors of the Funds (except for HIGH YIELD) were converted into separate series of the Trust on July 2, 1993; these conversions were approved by the shareholders of the Funds in April 1993.


                          CUSTODIAN AND TRANSFER AGENT

                  Each Fund and Portfolio has selected State Street, 225 Franklin Street, Boston, MA 02110 as custodian for its securities and cash. State Street also serves as each Fund's transfer and shareholder servicing agent, administering purchases, redemptions, and transfers of Fund shares and the payment of dividends and other distributions through its Boston Service Center. All correspondence should be mailed to Neuberger & Berman Funds, c/o Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403.


                              INDEPENDENT AUDITORS


                  Each Fund and Portfolio has selected Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116, as the independent auditors who will audit its financial statements.


                                  LEGAL COUNSEL

                  Each Fund and Portfolio has selected Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., 2nd Floor, Washington, D.C. 20036-1800, as its legal counsel.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

                  The following table sets forth the name, address, and percentage of ownership of each person who was known by each Fund to own beneficially or of record 5% or more of that Fund's outstanding shares at January 30, 1998:


                                                                Percentage of
                                                                 Ownership at
                       Name And Address                         January 30, 1998
                       ----------------                         ----------------

GOVERNMENT MONEY:      Neuberger & Berman*                          74.25%
                       11 Broadway
                       New York, NY 10004

CASH RESERVES:         Neuberger & Berman*                          61.12%
                       11 Broadway
                       New York, NY 10004

LIMITED MATURITY:      Charles Schwab & Co., Inc.*                  27.17%
                       101 Montgomery Street
                       San Francisco, CA 94104-4122

                       Nationwide Life Insurance Plan QPVA           9.59%
                       c/o IPO Portfolio Accounting
                       P.O. Box 182029
                       Columbus, Ohio 43218-2029

                       Neuberger & Berman Trust Co., The             5.44%
                       Neuberger & Berman Employees
                       Profit Sharing Plan Utd
                       5/20/71
                       Attn  Al Boccardo
                       605 Third Ave
                       36th Floor
                       New York, NY  10158

----------------------

* Charles Schwab & Co., Inc. and Neuberger & Berman hold these shares of record for the accounts of certain of their clients and have informed the Funds of their policies to maintain the confidentiality of holdings in their client accounts unless disclosure is expressly required by law.


                             REGISTRATION STATEMENT


                  This SAI and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectus. The registration statement, including the exhibits filed therewith, may be examined at the SEC's offices in Washington, D.C. The SEC maintains a Website (http://www.sec.gov) that contains this SAI, material incorporated by reference, and other information regarding the Funds and Portfolios.

                  Statements contained in this SAI and in the Prospectus as to the contents of any contract or other document referred to are not necessarily complete, and in each instance reference is made to the copy of any contract or other document filed as an exhibit to the registration statement, each such statement being qualified in all respects by such reference.


                              FINANCIAL STATEMENTS


                  The following financial statements and related documents are incorporated herein by reference from the Funds' (except for HIGH YIELD) Annual Report to Shareholders for the fiscal year ended October 31, 1997:


         The Statements of Assets and Liabilities of the Funds and Portfolios, including the Schedules of Investments of the Portfolios, as of October 31, 1997, and the related Statements of Operations for the year then ended, the Statements of Changes in Net Assets for each of the two years in the period then ended, the Financial Highlights for each of the periods indicated therein, the notes to each of the foregoing for the fiscal year ended October 31, 1997, and the reports of Ernst & Young LLP, independent auditors, with respect to such audited financial statements of Neuberger & Berman Government Money Fund and Portfolio, Neuberger & Berman Cash Reserves and Portfolio, and Neuberger & Berman Limited Maturity Bond Fund and Portfolio.

       ---------------------------------------------------------------

               NEUBERGER & BERMAN MUNICIPAL FUNDS AND PORTFOLIOS

                      STATEMENT OF ADDITIONAL INFORMATION


                             DATED MARCH 2, 1998


Neuberger & Berman                     Neuberger & Berman
Municipal Money Fund                   Municipal Securities Trust
(and Neuberger & Berman Municipal      (and Neuberger & Berman Municipal
Money Portfolio)                       Securities Portfolio)

                             No-Load Mutual Funds
             605 Third Avenue, 2nd Floor, New York, NY 10158-0180
                            Toll-Free 800-877-9700

      -----------------------------------------------------------------

      Neuberger & Berman MUNICIPAL MONEY Fund ("Municipal Money") and Neuberger & Berman MUNICIPAL SECURITIES Trust ("Municipal Securities") (each a "Fund") are no-load mutual funds that offer shares pursuant to a Prospectus dated March 2, 1998. The Funds invest all of their net investable assets in Neuberger & Berman MUNICIPAL MONEY Portfolio and Neuberger & Berman MUNICIPAL SECURITIES Portfolio (each a "Portfolio"), respectively.

      The Funds' Prospectus, which is also the prospectus for certain taxable fixed income funds administered by Neuberger & Berman Management Incorporated ("N&B Management"), provides basic information that an investor should know before investing. A copy of the Prospectus may be obtained, without charge, from N&B Management, 605 Third Avenue, 2nd Floor, New York, NY 10158-0180 or by calling 800-877-9700.

      This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Prospectus.

      No person has been authorized to give any information or to make any representations not contained in the Prospectus or in this SAI in connection with the offering made by the Prospectus, and, if given or made, such information or representations must not be relied upon as having been authorized by a Fund or its distributor. The Prospectus and this SAI do not constitute an offering by a Fund or its distributor in any jurisdiction in which such offering may not lawfully be made.

                              TABLE OF CONTENTS

                                                                          Page

INVESTMENT INFORMATION.......................................................1
      Investment Policies and Limitations....................................1
      Investment  Approach of  Neuberger & Berman  MUNICIPAL  SECURITIES
      Portfolio..............................................................5
      Overview of Each Fund..................................................5
      Types of Municipal Obligations.........................................6
      Yield and Price Characteristics of Municipal Obligations...............9
      Investment in Taxable Securities......................................10
      Additional Investment Information.....................................12
      Risks of Fixed Income Securities......................................21

CERTAIN RISK CONSIDERATIONS.................................................21

PERFORMANCE INFORMATION.....................................................23
      Yield Calculations....................................................23
      Tax Equivalent Yield..................................................24
      Total Return Computations.............................................24
      Comparative Information...............................................25
      Other Performance Information.........................................27

TRUSTEES AND OFFICERS.......................................................28

INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES...........................33
      Investment Manager and Administrator..................................33
      Sub-Adviser...........................................................36
      Investment Companies Managed..........................................37
      Management and Control of N&B Management..............................38

DISTRIBUTION ARRANGEMENTS...................................................39

ADDITIONAL PURCHASE INFORMATION.............................................40
      Automatic Investing and Dollar Cost Averaging.........................40

ADDITIONAL EXCHANGE INFORMATION.............................................41

ADDITIONAL REDEMPTION INFORMATION...........................................44
      Suspension of Redemptions.............................................44
      Redemptions in Kind...................................................44

DIVIDENDS AND OTHER DISTRIBUTIONS...........................................45

ADDITIONAL TAX INFORMATION..................................................46
      Taxation of the Funds.................................................46
      Taxation of the Portfolios............................................47

      Taxation of the Funds' Shareholders...................................50

VALUATION OF PORTFOLIO SECURITIES...........................................51

PORTFOLIO TRANSACTIONS......................................................51
      Portfolio Turnover....................................................52

REPORTS TO SHAREHOLDERS.....................................................52

ORGANIZATION................................................................53

CUSTODIAN AND TRANSFER AGENT................................................53

INDEPENDENT AUDITORS........................................................53

LEGAL COUNSEL...............................................................53

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.........................53

REGISTRATION STATEMENT......................................................54

FINANCIAL STATEMENTS........................................................54

Appendix A...................................................................1
      RATINGS OF MUNICIPAL OBLIGATIONS AND COMMERCIAL PAPER..................1

                            INVESTMENT INFORMATION


      Each Fund is a separate series of Neuberger & Berman Income Funds ("Trust"), a Delaware business trust that is registered with the Securities and Exchange Commission ("SEC") as an open-end management investment company. Each Fund seeks its investment objective by investing all of its net investable assets in a Portfolio of Income Managers Trust ("Managers Trust") that has an investment objective identical to, and a name similar to, that of the Fund. Each Portfolio, in turn, invests in securities in accordance with an investment objective, policies, and limitations identical to those of its corresponding Fund. (The Trust and Managers Trust, which is an open-end management investment company managed by N&B Management, are together referred to below as the "Trusts.")


      The following information supplements the discussion in the Prospectus of the investment objective, policies, and limitations of each Fund and Portfolio. The investment objective and, unless otherwise specified, the investment policies and limitations of each Fund and Portfolio are not fundamental. Any investment objective, policy or limitation that is not fundamental may be changed by the trustees of the Trust ("Fund Trustees") or of Managers Trust ("Portfolio Trustees") without shareholder approval. The fundamental investment policies and limitations of a Fund or a Portfolio may not be changed without the approval of the lesser of (1) 67% of the total units of beneficial interest ("shares") of the Fund or Portfolio represented at a meeting at which more than 50% of the outstanding Fund or Portfolio shares are represented or (2) a majority of the outstanding shares of the Fund or Portfolio. These percentages are required by the Investment Company Act of 1940, as amended ("1940 Act"), and are referred to in this SAI as a "1940 Act majority vote." Whenever a Fund is called upon to vote on a change in a fundamental investment policy or limitation of its corresponding Portfolio, the Fund casts its votes thereon in proportion to the votes of its shareholders at a meeting thereof called for that purpose.


INVESTMENT POLICIES AND LIMITATIONS

      MUNICIPAL MONEY and MUNICIPAL SECURITIES have the following fundamental investment policy, to enable them to invest in their corresponding Portfolios:

      Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities, and receivables relating to securities) in an open-end management investment company having substantially the same investment objective, policies, and limitations as the Fund.

      All other fundamental investment policies and limitations and the non-fundamental investment policies and limitations of each Fund are identical to those of its corresponding Portfolio. Therefore, although the following discusses the investment policies and limitations of the Portfolios, it applies equally to their corresponding Funds.


      For purposes of the investment limitation on concentration in a particular industry, Neuberger & Berman MUNICIPAL SECURITIES Portfolio determines the "issuer" of a municipal obligation that is not a general obligation note or bond based on the obligation's characteristics. The most significant of these characteristics is the source of funds for the repayment of principal and payment of interest on the obligation. If an obligation is backed by an irrevocable letter of credit or other guarantee, without which the obligation would not qualify for purchase under a Portfolio's quality restrictions, the issuer of the letter of credit or the guarantee is considered an issuer of the obligation. If an obligation meets a Portfolio's quality restrictions without credit support, the Portfolio treats the commercial developer or the industrial user, rather than the governmental entity or the guarantor, as the only issuer of the obligation, even if the obligation is backed by a letter of credit or other guarantee. Neuberger & Berman MUNICIPAL MONEY Portfolio determines the "issuer" of a municipal obligation for purposes of its policy on industry concentration in accordance with the principles of Rule 2a-7 under the 1940 Act.



      Except for the limitation on borrowing and the limitation on illiquid securities, any maximum percentage of securities or assets contained in an investment policy or limitation will not be considered to be exceeded unless the percentage limitation is exceeded immediately after, and because of, a transaction by a Portfolio. If events subsequent to a transaction result in a Portfolio exceeding the percentage limitation on borrowing or illiquid securities, N&B Management will take appropriate steps to reduce the percentage of borrowings or the percentage held in illiquid securities, as may be required by law, within a reasonable amount of time.


      The fundamental investment policies and limitations of Neuberger & Berman MUNICIPAL MONEY and Neuberger & Berman MUNICIPAL SECURITIES Portfolios are as follows:


            1. BORROWING. Neither Portfolio may borrow money, except that a Portfolio may (i) borrow money from banks for temporary or emergency purposes and not for leveraging or investment and (ii) enter into reverse repurchase transactions for any purpose; provided that (i) and (ii) in combination do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time borrowings exceed 33-1/3% of the value of a Portfolio's total assets, the Portfolio will reduce its borrowings within three days (excluding Sundays and holidays) to the extent necessary to comply with the 33-1/3% limitation.



            2. COMMODITIES. Neuberger & Berman MUNICIPAL MONEY Portfolio may not purchase commodities or contracts thereon, except that it may purchase the securities of issuers that own interests in any of the foregoing. Neuberger & Berman MUNICIPAL SECURITIES Portfolio may not purchase physical commodities or contracts thereon, unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit Neuberger & Berman MUNICIPAL SECURITIES Portfolio from purchasing futures contracts or options (including options on futures contracts, but excluding options or future contracts on physical commodities) or from investing in securities of any kind.


            3. DIVERSIFICATION. Neither Portfolio may, with respect to 75% of the value of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities ("U.S. Government and Agency Securities")) if, as a result,
(i) more than 5% of the value of the Portfolio's total assets would be invested in the securities of that issuer or (ii) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer.


            4. INDUSTRY CONCENTRATION. Neither Portfolio may invest 25% or more of its total assets in the securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to
(i) U.S. Government and Agency Securities, (ii) municipal securities, or (iii) certificates of deposit ("CDs") or bankers' acceptances issued by domestic banks.



            5. LENDING. Neither Portfolio may lend any securities or make any other loan if, as a result, more than 33-1/3% of its total assets (taken at current value) would be lent to other parties, except, in accordance with its investment objective, policies, and limitations (i) through the purchase of a portion of an issue of debt securities and (ii) by engaging in repurchase agreements.


            6. REAL ESTATE. Neither Portfolio may purchase real estate unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit a Portfolio from purchasing securities issued by entities or investment vehicles that own or deal in real estate or interests therein, or instruments secured by real estate or interests therein.


            7. SENIOR SECURITIES. Neither Portfolio may issue senior securities, except as permitted under the 1940 Act.


            8. UNDERWRITING. Neither Portfolio may underwrite securities of other issuers, except to the extent that a Portfolio, in disposing of portfolio securities, may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended ("1933 Act").


      The non-fundamental investment policies and limitations of Neuberger & Berman MUNICIPAL MONEY and Neuberger & Berman MUNICIPAL SECURITIES Portfolios are as follows:


            1. GEOGRAPHIC CONCENTRATION. Neither Portfolio will invest 25% or more of its total assets in securities issued by governmental units located in any one state, territory, or possession of the United States (but this limitation does not apply to project notes backed by the full faith and credit of the United States).


            2. ILLIQUID SECURITIES. Neither Portfolio may purchase any security if, as a result, more than 15% (10% in the case of Neuberger & Berman MUNICIPAL MONEY Portfolio) of its net assets would be invested in illiquid securities. Illiquid securities include securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which the Portfolio has valued the securities, such as repurchase agreements maturing in more than seven days.


            3. BORROWING. Neither Portfolio may purchase securities if outstanding borrowings, including any reverse repurchase agreements, exceed 5% of its total assets.


            4. LENDING. Except for the purchase of debt securities and engaging in repurchase agreements, neither Portfolio may make any loans other than securities loans.


            5. MARGIN TRANSACTIONS. Neither Portfolio may purchase securities on margin from brokers or other lenders, except that a Portfolio may obtain such short-term credits as are necessary for the clearance of securities transactions. For Neuberger & Berman MUNICIPAL SECURITIES Portfolio, margin payments in connection with transactions in futures contracts and options on futures contracts shall not constitute the purchase of securities on margin and shall not be deemed to violate the foregoing limitation.

INVESTMENT APPROACH OF NEUBERGER & BERMAN MUNICIPAL SECURITIES PORTFOLIO


      Neuberger & Berman MUNICIPAL SECURITIES Portfolio is managed in accordance with an investment approach developed by its sub-adviser, Neuberger & Berman, LLC ("Neuberger & Berman"), and currently used by that firm in managing taxable and tax-exempt fixed income portfolios with an aggregate value of approximately $9.3 billion. In the tax-exempt area, the approach is based, in part, on market studies that compared the yield and price volatility of short- to intermediate-term municipal obligations -- securities having maturities of five to ten years -- with the yield and price volatility of long-term municipal bonds -- securities having maturities of up to thirty years. The studies showed that municipal obligations with maturities of five to ten years have generally produced from 80% to 90% of the yield but have been subject to only one-half to two-thirds of the price volatility of 30-year municipal bonds.


      The dollar-weighted average duration of Neuberger & Berman MUNICIPAL SECURITIES Portfolio is actively managed and may not exceed ten years. Futures, options and options on futures have durations which are generally related to the duration of the securities underlying them. There are some situations where even the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, variable or floating rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset. See "Investment Information -- Variable or Floating Rate Securities; Demand and Put Features." In this and other, similar situations, N&B Management, where permitted, will use more sophisticated analytical techniques that incorporate the economic life of a security into the determination of its interest rate exposure.





OVERVIEW OF EACH FUND


      N&B Management offers two municipal funds - MUNICIPAL MONEY and MUNICIPAL SECURITIES. Through their Portfolios, these Funds invest in municipal securities. These Funds are oriented to investors who seek to benefit from the tax-advantaged status of municipal bonds. (Each Fund may invest in securities whose income is subject to the federal alternative minimum tax.)


      We  take  a  similar  approach  to  the  management  of  both  Portfolios.
Investments are made in municipal bond sectors that offer higher yields than other sectors with what we believe is appropriate risk. Within the sectors, we seek individual securities that offer attractive income as well as liquidity appropriate to the Fund. The duration of the Portfolios is managed in order to protect principal in difficult environments and to provide a high level of tax-exempt income. Duration incorporates a bond's yield, coupon interest payments, final maturity and call features into one measure. In general, the longer you extend a bond's duration, the greater its potential return and exposure to interest rate fluctuations.

NEUBERGER & BERMAN MUNICIPAL MONEY FUND


      MUNICIPAL MONEY seeks to provide maximum current tax-exempt income while seeking to maintain a constant one dollar net asset value. Through its Portfolio, this Fund invests in high quality, short-term municipal securities that are selected based upon their perceived ability to provide high current income consistent with safety and liquidity. Since this Portfolio invests exclusively in short-term municipal securities, the Fund's shareholders avoid the market fluctuations and risk that come with investment in longer-term municipal bonds, while receiving dividends that are exempt from federal income tax.


NEUBERGER  & BERMAN MUNICIPAL SECURITIES TRUST

      MUNICIPAL SECURITIES seeks to maximize total return on a risk-adjusted basis by generating high tax-exempt current income and investing strategically in short-to-intermediate maturities. Our studies have shown that municipal portfolios of up to ten years in duration deliver a significant portion of the income and performance of longer, more volatile issues. As we focus on this intermediate area of the market, we also seek to increase returns through sector diversification. Sectors utilized include pre-refunded bonds, general obligation issues and essential service revenue bonds such as water and sewer authorities. In addition, we selectively choose among Housing Authority, health care and pollution control revenue issues. In order to further reduce risk, all the securities we purchase are of at least investment grade. In addition, we actively manage the Portfolio's duration with the objective of protecting principal, and enhancing total return through capital appreciation. The maximum average duration of the Portfolio is ten years.







TYPES OF MUNICIPAL OBLIGATIONS

      The tax-exempt status of any issue of municipal obligations is determined on the basis of an opinion of the issuer's bond counsel at the time the obligations are issued. Except as otherwise provided in the Prospectus and this SAI, the Portfolios' investment portfolios may consist of any combination of the types of municipal obligations described in the Prospectus or in this SAI. The proportions in which each Portfolio invests in various types of municipal obligations will vary from time to time. (Unless otherwise indicated, both Portfolios may invest in the obligations described below.)

      GENERAL OBLIGATION BONDS. A general obligation bond is backed by the governmental issuer's pledge of its full faith and credit and power to raise taxes for payment of principal and interest under the bond. The taxes or special assessments that can be levied for the payment of debt service may be limited or unlimited as to rate or amount. Many jurisdictions face political and economic constraints on their ability to raise taxes. These limitations and constraints may adversely affect the ability of the governmental issuer to meet its obligations under the bonds in a timely manner.

      REVENUE BONDS. Revenue bonds are issued to finance a wide variety of public projects, including (1) housing, (2) electric, gas, water, and sewer systems, (3) highways, bridges, and tunnels, (4) port and airport facilities,
(5) colleges and universities, and (6) hospitals. In some cases, repayment of these bonds depends upon annual legislative appropriations; in other cases, if the issuer is unable to meet its legal obligation to repay the bond, repayment becomes an unenforceable "moral commitment" of a related governmental unit (subject, however, to appropriations). Revenue bonds issued by housing finance authorities are backed by a wider range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and net revenues from housing projects.

      Most industrial development bonds are revenue bonds, in that principal and interest are payable only from the net revenues of the facility financed by the bonds. These bonds generally do not constitute a pledge of the general credit of the public or private operator or user of the facility. In some cases, however, payment may be secured by a pledge of real and personal property constituting the facility.


      MUNICIPAL LEASE OBLIGATIONS (NEUBERGER & BERMAN MUNICIPAL SECURITIES PORTFOLIO). These obligations, which may take the form of a lease, an installment purchase, or a conditional sale contract, are issued by a state or local government or authority to acquire land and a wide variety of equipment and facilities. The Portfolio will usually invest in municipal lease obligations through certificates of participation ("COPs"), which give the Portfolio a specified, undivided interest in the obligation. For example, a COP may be created when long-term revenue bonds are issued by a governmental corporation to pay for the acquisition of property. The payments made by the municipality under the lease are used to repay interest and principal on the bonds. Once these lease payments are completed, the municipality gains ownership of the property. These obligations are distinguished from general obligation or revenue bonds in that they typically are not backed fully by the municipality's credit, and their interest may become taxable if the lease is assigned. The lease subject to the transaction usually contains a "non-appropriation" clause. A non-appropriation clause states that, while the municipality will use its best efforts to make lease payments, the municipality may terminate the lease without penalty if the municipality's appropriating body does not allocate the necessary funds. Such termination would result in a significant loss to the Portfolio.


      MUNICIPAL NOTES.  Municipal notes include the following:


            1. PROJECT NOTES are issued by local issuing agencies created under the laws of a state, territory, or possession of the United States to finance low-income housing, urban redevelopment, and similar projects. These notes are backed by an agreement between the local issuing agency and the Department of Housing and Urban Development ("HUD"). Although the notes are the primary obligations of the local issuing agency, the HUD agreement provides the full faith and credit of the U.S. as additional security.


            2. TAX ANTICIPATION NOTES are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of future seasonal tax revenues, such as income, sales, use, and business taxes, and are payable from these future revenues.


            3. REVENUE ANTICIPATION NOTES are issued in expectation of receipt of other types of revenue, such as that available under federal revenue-sharing programs. Because of proposed measures to reform the federal budget and alter the relative obligations of federal, state, and local governments, many revenue-sharing programs are in a state of uncertainty.


            4. BOND ANTICIPATION NOTES are issued to provide interim financing until long-term bond financing can be arranged. In most cases, the long-term bonds provide the funds for the repayment of the notes.


            5. CONSTRUCTION LOAN NOTES are sold to provide construction financing. After completion of construction, many projects receive permanent financing from Fannie Mae or the Government National Mortgage Association ("GNMA").


            6. TAX-EXEMPT COMMERCIAL PAPER is a short-term obligation issued by state or local governments or their agencies to finance seasonal working capital needs or as short-term financing in anticipation of longer-term financing.


            7. PRE-REFUNDED AND "ESCROWED" MUNICIPAL BONDS are bonds with respect to which the issuer has deposited, in an escrow account, an amount of securities and cash, if any, that will be sufficient to pay the periodic interest on and principal amount of the bonds, either at their stated maturity date or on the date the issuer may call the bonds for payment. This arrangement gives the investment a quality equal to the securities in the account, usually U.S. Government Securities. The Portfolios can also purchase bonds issued to refund earlier issues. The proceeds of these refunding bonds are often used for escrow to support refunding.


      TENDER OPTION BONDS (NEUBERGER & BERMAN MUNICIPAL SECURITIES Portfolio). Tender option bonds are created by coupling an intermediate- or long-term fixed rate tax-exempt bond (generally held pursuant to a custodial arrangement) with a tender agreement that gives the holder the option to tender the bond at its face value. As consideration for providing the tender option, the sponsor (usually a bank, broker-dealer, or other financial institution) receives periodic fees equal to the difference between the bond's fixed coupon rate and the rate (determined by a remarketing or similar agent) that would cause the bond, coupled with the tender option, to trade at par on the date of such determination. After payment of the tender option fee, the Portfolio effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. N&B Management considers the creditworthiness of the issuer of the underlying bond, the custodian, and the third party provider of the tender option. In certain instances, a sponsor may terminate a tender option if, for example, the issuer of the underlying bond defaults on interest payments or the bond's rating falls below investment grade.


YIELD AND PRICE CHARACTERISTICS OF MUNICIPAL OBLIGATIONS

      Municipal obligations generally have the same yield and price characteristics as other debt securities. Yields depend on a variety of factors, including general conditions in the money and bond markets and, in the case of any particular securities issue, its amount, maturity, duration, and rating. Market prices of fixed income securities usually vary upward or downward in inverse relationship to market interest rates.

      Municipal obligations with longer maturities or durations tend to produce higher yields. They are generally subject to potentially greater price fluctuations, and thus greater appreciation or depreciation in value, than obligations with shorter maturities or durations and lower yields. An increase in interest rates generally will reduce the value of a Portfolio's investments, whereas a decline in interest rates generally will increase that value. The ability of each Portfolio to achieve its investment objective also is dependent on the continuing ability of the issuers of the municipal obligations in which the Portfolios invest (or, in the case of industrial development bonds, the revenues generated by the facility financed by the bonds or, in certain other instances, the provider of the credit facility backing the bonds) to pay interest and principal when due.


INVESTMENT IN TAXABLE SECURITIES


      The types of taxable securities in which each Portfolio temporarily may invest are limited to the following short-term fixed income securities, with maturities of one year or less from the time of purchase:


      U.S. GOVERNMENT AND AGENCY SECURITIES. U.S. Government and Agency Securities are direct obligations of the U.S. Government, or its agencies and instrumentalities, such as GNMA, Fannie Mae (also known as the Federal National Mortgage Association), Freddie Mac (also known as the Federal Home Loan Mortgage Corporation), Student Loan Marketing Association and Tennessee Valley Authority. Many agency securities are not backed by the full faith and credit of the United States.


      BANKING SECURITIES. These securities include CDs, time deposits, bankers' acceptances, and other short-term and long-term debt obligations issued by U.S. commercial banks. CDs are receipts for funds deposited for a specified period of time at a specified rate of return; time deposits generally are similar to CDs, but are uncertificated. Bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international commercial transactions. The CDs, time deposits, and bankers' acceptances in which the Portfolios invest typically are not covered by deposit insurance.


      A Portfolio may invest in securities issued by a U.S. commercial bank only if (1) the bank has total assets of at least $1,000,000,000, and (2) the bank is on N&B Management's approved list.


      REPURCHASE AGREEMENTS. In a repurchase agreement, a Portfolio purchases securities from a bank that is a member of the Federal Reserve System or a securities dealer that agrees to repurchase the securities from the Portfolio at a higher price on a designated future date. Repurchase agreements generally are for a short period of time, usually less than a week. Repurchase agreements with a maturity of more than seven days are considered to be illiquid securities. No Portfolio may enter into such a repurchase agreement if, as a result, more than 15% (or 10% in the case of Neuberger & Berman MUNICIPAL MONEY Portfolio) of the value of its net assets would then be invested in such repurchase agreements and other illiquid securities. A Portfolio may enter into a repurchase agreement only if (1) the underlying securities are of the type (excluding maturity and duration limitations) that the Portfolio's investment policies and limitations would allow it to purchase directly, except that Neuberger & Berman MUNICIPAL MONEY Portfolio may invest only in repurchase agreements with respect to securities rated in the highest rating category by Standard & Poor's ("S&P"), Moody's Investors Services, Inc. ("Moody's"), or any other nationally recognized statistical rating organization ("NRSRO") or unrated securities determined by N&B Management to be of comparable quality, (2) the market value of the underlying securities, including accrued interest, at all times equals or exceeds the repurchase price, and (3) payment for the underlying securities is made only upon satisfactory evidence that the securities are being held for the Portfolio's account by its custodian or a bank acting as the Portfolio's agent.

      SECURITIES LOANS. In order to realize income, each Portfolio may lend portfolio securities with a value not exceeding 33-1/3% of its total assets to banks, brokerage firms, or institutional investors judged creditworthy by N&B Management. Borrowers are required continuously to secure their obligations to return securities on loan from a Portfolio by depositing collateral in a form determined to be satisfactory by the Portfolio Trustees. The collateral, which must be marked to market daily, must be equal to at least 100% of the market value of the loaned securities, which will also be marked to market daily. N&B Management believes the risk of loss on these transactions is slight because, if a borrower were to default for any reason, the collateral should satisfy the obligation. However, as with other extensions of secured credit, loans of portfolio securities involve some risk of loss of rights in the collateral should the borrower fail financially.

      COMMERCIAL PAPER. Commercial paper is a short-term debt security issued by a corporation, bank, municipality, or other issuer, usually for purposes such as financing current operations. Each Portfolio may invest only in commercial paper receiving the highest rating from S&P (A-1) or Moody's (P-1), or deemed by N&B Management to be of equivalent quality. Each Portfolio may invest in commercial paper that cannot be resold to the public without an effective registration statement under the 1933 Act. While restricted commercial paper normally is deemed illiquid, N&B Management may in certain cases determine that such paper is liquid, pursuant to guidelines established by the Portfolio Trustees.


      SWAP AGREEMENTS (NEUBERGER & BERMAN MUNICIPAL SECURITIES PORTFOLIO). To help enhance the value of its Portfolio or manage its exposure to different types of investments, the Portfolio may enter into interest rate and mortgage swap agreements and may purchase and sell interest rate "caps," "floors," and "collars." In a swap agreement, one party agrees to make regular payments equal to a floating rate on a specified amount in exchange for payments equal to a fixed rate, or a different floating rate, on the same amount for a specified period.


      Swap agreements may involve leverage and may be highly volatile; depending on how they are used, they may have a considerable impact on the Portfolio's performance. The risks of swap agreements depend upon the other party's creditworthiness and ability to perform, as well as the Portfolio's ability to terminate its swap agreements or reduce its exposure through offsetting transactions. In accordance with SEC staff requirements, the Portfolio will segregate cash or liquid securities in an amount equal to its obligations under swap agreements; when an agreement provides for netting of the payments by the two parties, the Portfolio will segregate only the amount of its net obligation, if any. Swap agreements may be illiquid. The swap market is relatively new and is largely unregulated.


ADDITIONAL INVESTMENT INFORMATION


      The   Portfolios'   investments  in  municipal   obligations  and  taxable
securities may take the form of the following types of investments:


      VARIABLE OR FLOATING RATE SECURITIES; DEMAND AND PUT FEATURES. Variable rate securities provide for automatic adjustment of the interest rate at fixed intervals (e.g., daily, weekly, monthly, or semi-annually); floating rate securities provide for automatic adjustment of the interest rate whenever a specified interest rate or index changes. The interest rate on variable and floating rate securities (collectively, "Adjustable Rate Securities") ordinarily is determined by reference to a particular bank's prime rate, the 90-day U.S. Treasury Bill rate, the rate of return on commercial paper or bank CDs, an index of short-term tax-exempt rates, or some other objective measure.


      Adjustable Rate Securities in which the Portfolios invest are municipal obligations which frequently permit the holder to demand payment of the obligations' principal and accrued interest at any time or at specified intervals not exceeding one year. The demand feature usually is backed by a credit instrument (e.g., a bank letter of credit) from a creditworthy issuer and sometimes by municipal bond insurance from a creditworthy insurer. Without these credit enhancements, some Adjustable Rate Securities might not meet the Portfolios' quality standards. Accordingly, in purchasing these securities, each

Portfolio relies primarily on the creditworthiness of the credit instrument issuer or the insurer. Neuberger & Berman MUNICIPAL SECURITIES Portfolio may not invest more than 5% of its total assets in securities backed by credit instruments from any one issuer or by insurance from any one insurer. For purposes of this limitation, Neuberger & Berman MUNICIPAL SECURITIES Portfolio excludes securities that do not rely on the credit instrument or insurance for their ratings, i.e., stand on their own credit. Neuberger & Berman MUNICIPAL MONEY Portfolio may invest in securities subject to demand features or guarantees as permitted by Rule 2a-7 under the 1940 Act.

      A Portfolio can also buy fixed rate securities accompanied by a demand feature or by a put option, which permits the Portfolio to sell the security to the issuer or third party at a specified price. A Portfolio may rely on the creditworthiness of issuers of the credit enhancements in purchasing these securities.

      In calculating its dollar-weighted average maturity and duration, each Portfolio is permitted to treat certain Adjustable Rate Securities as maturing on a date prior to the date on which the final repayment of principal must unconditionally be made. In applying such maturity shortening devices, N&B Management considers whether the interest rate reset is expected to cause the security to trade at approximately its par value.

      PURCHASES WITH A STANDBY COMMITMENT TO REPURCHASE. When a Portfolio purchases municipal obligations, it also may acquire a standby commitment obligating the seller to repurchase the obligations at an agreed price on a specified date or within a specified period. A standby commitment is the equivalent of a nontransferable "put" option held by a Portfolio that terminates if the Portfolio sells the obligations to a third party.

      The Portfolios may enter into standby commitments only with banks and (if permitted under the 1940 Act) securities dealers determined to be creditworthy. A Portfolio's ability to exercise a standby commitment depends on the ability of the bank or securities dealer to pay for the obligations on exercise of the commitment. If a bank or securities dealer defaults on its commitment to repurchase such obligations, a Portfolio may be unable to recover all or even part of any loss it may sustain from having to sell the obligations elsewhere.


      Although neither Portfolio currently intends to invest in standby commitments, each reserves the right to do so. Neither Portfolio will invest in standby commitments unless it receives an opinion of counsel or a ruling of the Internal Revenue Service ("Service") satisfactory to the Portfolio Trustees that the interest earned by the Portfolio on municipal obligations subject to a standby commitment will be exempt from federal income tax. Neither Portfolio will acquire standby commitments with a view to exercising them when the exercise price exceeds the current value of the underlying obligations; a Portfolio will do so only to facilitate portfolio liquidity. By enabling a Portfolio to dispose of municipal obligations at a predetermined price prior to maturity, this investment technique allows the Portfolio to be fully invested while preserving the flexibility to make commitments for when-issued securities, take advantage of other buying opportunities, and meet redemptions.


      Standby  commitments  are valued at zero in  determining  net asset  value
("NAV"). The maturity or duration of municipal obligations purchased by a Portfolio is not shortened by a standby commitment. Therefore, standby commitments do not affect the dollar-weighted average maturity or duration of the Portfolio's investment portfolio.


      PARTICIPATION INTERESTS. The Portfolios may purchase from banks participation interests in all or part of specific holdings of short-term municipal obligations. Each participation interest is backed by an irrevocable letter of credit issued by a selling bank determined to be creditworthy. A Portfolio has the right to sell the participation interest back to the bank, usually after seven days' notice, for the full principal amount of its participation, plus accrued interest, but only (1) to provide portfolio liquidity, (2) to maintain portfolio quality, or (3) to avoid losses when the underlying municipal obligations are in default. Although no Portfolio currently intends to acquire participation interests, each reserves the right to do so in the future. No Portfolio will purchase participation interests unless it receives an opinion of counsel or a ruling of the Service satisfactory to the Portfolio Trustees that interest earned by the Portfolio on municipal obligations in which it holds participation interests is exempt from federal income tax.


      RESTRICTED SECURITIES AND RULE 144A SECURITIES. The Portfolios may invest in restricted securities, which are securities that may not be sold to the public without an effective registration statement under the 1933 Act. Before they are registered, such securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC has adopted Rule 144A under the 1933 Act. Rule 144A is designed further to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by a Portfolio qualify under Rule 144A and an institutional market develops for those securities, the Portfolio likely will be able to dispose of the securities without registering them under the 1933 Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of a Portfolio's illiquidity. N&B Management, acting under guidelines established by the Portfolio Trustees, may determine that certain securities qualified for trading under Rule 144A are liquid.


      Where registration is required, a Portfolio may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Portfolio might obtain a less favorable price than prevailed when it decided to sell. To the extent restricted securities, including Rule 144A securities, are illiquid, purchases thereof will be subject to, in the case of Neuberger & Berman MUNICIPAL SECURITIES Portfolio, a 15% limit or in the case of Neuberger & Berman MUNICIPAL MONEY Portfolio, a 10% limit on investments in illiquid securities. Restricted securities for which no market exists are priced by a method that the Portfolio Trustees believe accurately reflects fair value.


      WHEN-ISSUED TRANSACTIONS. These transactions involve a commitment by a Portfolio to purchase securities that will be issued at a future date (ordinarily within two months, although the Portfolio may agree to a longer settlement period). The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases are negotiated directly with the other party, and such commitments are not traded on exchanges.

      When-issued transactions enable a Portfolio to "lock in" what N&B Management believes to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. In periods of falling interest rates and rising prices, a Portfolio might purchase a security on a when-issued basis and sell a similar security to settle such purchase, thereby obtaining the benefit of currently higher yields.

      The value of securities purchased on a when-issued basis and any subsequent fluctuations in their value are reflected in the computation of a

Portfolio's net asset value ("NAV") starting on the date of the agreement to purchase the securities. Because the Portfolio has not yet paid for the securities, this produces an effect similar to leverage. The Portfolio does not earn interest on securities it has committed to purchase until the securities are paid for and delivered on the settlement date.

      A Portfolio will purchase securities on a when-issued basis only with the intention of completing the transaction and actually purchasing the securities. If deemed advisable as a matter of investment strategy, however, a Portfolio may dispose of or renegotiate a commitment after it has been entered into. A Portfolio also may sell securities it has committed to purchase before those securities are delivered to the Portfolio on the settlement date. The Portfolio may realize capital gains or losses in connection with these transactions.

      When a Portfolio purchases securities on a when-issued basis, it will deposit in a segregated account with its custodian, until payment is made, appropriate liquid securities having an aggregate market value (determined daily) at least equal to the amount of the Portfolio's purchase commitments. This procedure is designed to ensure that the Portfolio maintains sufficient assets at all times to cover its obligations under when-issued purchases.


      REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, a Portfolio sells portfolio securities subject to its agreement to repurchase the securities at a later date for a fixed price reflecting a market rate of interest; these agreements are considered borrowings for purposes of each Portfolio's investment policies and limitations concerning borrowings. While a reverse repurchase agreement is outstanding, a Portfolio will deposit in a segregated account with its custodian cash, or appropriate liquid securities, marked to market daily, in an amount at least equal to each Portfolio's obligations under the agreement. There is a risk that the counterparty to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Portfolio.


      ZERO COUPON SECURITIES. Zero coupon securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or that specify a future date when the securities begin to pay current interest. Zero coupon securities are issued and traded at a discount from their face amount or par value. This discount varies depending on prevailing interest rates, the time remaining until cash payments begin, the liquidity of the securities, and the perceived credit quality of the issuer.

      The discount on zero coupon securities ("original issue discount" or "OID") must be taken into account ratably by each Portfolio prior to the receipt of any actual payments. Because its corresponding Fund must distribute substantially all of its net income (including its share of the Portfolio's accrued tax-exempt OID) to its shareholders each year for income tax purposes, each Portfolio may have to dispose of portfolio securities under disadvantageous circumstances to generate cash, or may be required to borrow, to satisfy its corresponding Fund's distribution requirements. See "Additional Tax Information."

      The market prices of zero coupon securities generally are more volatile than the prices of securities that pay interest periodically. Zero coupon securities are likely to respond to changes in interest rates to a greater degree than other types of debt securities having the same or similar maturities and credit quality.


      FUTURES CONTRACTS AND OPTIONS THEREON (NEUBERGER & BERMAN MUNICIPAL SECURITIES PORTFOLIO). Neuberger & Berman MUNICIPAL SECURITIES Portfolio may purchase and sell interest rate and bond index futures contracts and options thereon ("Futures" or "Futures Contracts") in an attempt to hedge against changes in the prices of municipal obligations and other securities resulting from changes in prevailing interest rates. Because the futures markets may be more liquid than the cash markets, the use of Futures permits the Portfolio to enhance portfolio liquidity and maintain a defensive position without having to sell portfolio securities. The Portfolio does not engage in transactions in Futures or options thereon for speculation. The Portfolio views investment in Futures and options thereon as a duration management device and/or a device to reduce risk and preserve total return in an adverse interest rate environment for the hedged securities.


      A "sale" of a Futures Contract (or a "short" Futures position) entails the assumption of a contractual obligation to deliver the securities underlying the contract at a specified price at a specified future time. A "purchase" of a Futures Contract (or a "long" Futures position) entails the assumption of a contractual obligation to acquire the securities underlying the contract at a specified price at a specified future time. Certain Futures, including bond index Futures, are settled on a net cash payment basis rather than by the sale and delivery of the securities underlying the Futures.

      U.S. Futures are traded on exchanges that have been designated as "contract markets" by the Commodity Futures Trading Commission ("CFTC"); Futures transactions must be executed through a futures commission merchant that is a member of the relevant contract market. The exchange's affiliated clearing organization guarantees performance of the contracts between the clearing members of the exchange.


      Although Futures Contracts by their terms may require the actual delivery or acquisition of the underlying securities, in most cases the contractual obligation is extinguished by being offset before the expiration of the contract, without the parties having to make or take delivery of the assets. A Futures position is offset by buying (to offset an earlier sale) or selling (to offset an earlier purchase) an identical Futures Contract calling for delivery in the same month. This may result in a profit or loss.


      "Margin" with respect to Futures is the amount of assets that must be deposited by the Portfolio with, or for the benefit of, a futures commission merchant in order to initiate and maintain the Portfolio's Futures positions. The margin deposit made by the Portfolio when it enters into a Futures Contract ("initial margin") is intended to assure its performance of the contract. If the price of the Futures Contract changes -- increases in the case of a short (sale) position or decreases in the case of a long (purchase) position -- so that the unrealized loss on the contract causes the margin deposit not to satisfy margin requirements, the Portfolio will be required to make an additional margin deposit ("variation margin"). However, if favorable price changes in the Futures Contract cause the margin deposit to exceed the required margin, the excess will be paid to the Portfolio. In computing its daily NAV, the Portfolio marks to market the value of its open Futures positions. The Portfolio also must make margin deposits with respect to options on Futures that it has written (but not with respect to options on Futures that it has purchased). If the futures commission merchant holding the deposit goes bankrupt, the Portfolio could suffer a delay in recovering its funds and could ultimately suffer a loss.

      An option on a Futures Contract gives the purchaser the right, in return for the premium paid, to assume a position in the contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume a short Futures position (if the option is a call) or a long Futures position (if the option is a put). Upon exercise of the option, the assumption of offsetting Futures positions by the writer and holder of the option is accompanied by delivery of the accumulated cash balance in the writer's Futures margin account is delivered to the holder of the option. That balance represents the amount by which the market price of the Futures Contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option.


      Although the Portfolio believes that the use of Futures Contracts will benefit it, if N&B Management's judgment about the general direction of the markets or about interest rate trends is incorrect, the Portfolio's overall return would be lower than if it had not entered into any such contracts. The prices of Futures are volatile and are influenced by, among other things, actual and anticipated changes in interest rates, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. At best, the correlation between changes in prices of Futures and of the securities being hedged can be only approximate due to differences between the futures and securities markets or differences between the securities or currencies underlying the Portfolio's futures position and the securities held by or to be purchased for the Portfolio.


      Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage; as a result, a relatively small price movement in a Futures Contract may result in an immediate and substantial loss, or gain, to the Portfolio. Losses that may arise from certain Futures transactions are potentially unlimited.


      Most U.S. futures exchanges limit the amount of fluctuation in the price of a Futures Contract or option thereon during a single trading day; once the daily limit has been reached, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day, however; it thus does not limit potential losses. In fact, it may increase the risk of loss, because prices can move to the daily limit for several consecutive trading days with little or no trading, thereby preventing liquidation of unfavorable Futures and option positions and subjecting investors to substantial losses. If this were to happen with respect to a position held by the Portfolio, it could (depending on the size of the position) have an adverse impact on the NAV of the Portfolio.


























      REGULATORY LIMITATIONS ON USING FUTURES AND OPTIONS ON FUTURES (COLLECTIVELY, "HEDGING INSTRUMENTS") (NEUBERGER & BERMAN MUNICIPAL SECURITIES PORTFOLIO). To the extent Neuberger & Berman MUNICIPAL SECURITIES Portfolio sells or purchases Futures Contracts and/or writes options thereon other than for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums on these positions (excluding the amount by which options are "in-the-money") may not exceed 5% of the Portfolio's net assets.

      COVER FOR HEDGING INSTRUMENTS (NEUBERGER & BERMAN MUNICIPAL SECURITIES PORTFOLIO). Neuberger & Berman MUNICIPAL SECURITIES Portfolio will comply with SEC guidelines regarding "cover" for Hedging Instruments and, if the guidelines so require, set aside in a segregated account with its custodian the prescribed amount of cash or appropriate liquid securities. Securities held in a segregated account cannot be sold while the Futures or option strategy covered by those securities is outstanding, unless they are replaced with other suitable assets. As a result, segregation of a large percentage of Neuberger & Berman MUNICIPAL SECURITIES Portfolio's assets could impede portfolio management or the Portfolio's ability to meet current obligations. The Portfolio may be unable promptly to dispose of assets which cover, or are segregated with respect to, an illiquid Futures or options position; this inability may result in a loss to the Portfolio.


      GENERAL RISKS OF HEDGING INSTRUMENTS (NEUBERGER & BERMAN MUNICIPAL SECURITIES PORTFOLIO). The primary risks in using Hedging Instruments are (1) imperfect correlation or no correlation between changes in the market value of the securities held or to be acquired by Neuberger & Berman MUNICIPAL SECURITIES Portfolio and changes in market value of Hedging Instruments; (2) possible lack of a liquid secondary market for Hedging Instruments and the resulting inability to close out Hedging Instruments when desired; (3) the fact that the skills needed to use Hedging Instruments are different from those needed to select the Portfolio's securities; (4) the fact that, although use of these instruments for hedging purposes can reduce the risk of loss, they also can reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in hedged investments; and (5) the possible inability of the Portfolio to purchase or sell a portfolio security at a time that would otherwise be favorable for it to do so, or the possible need for the Portfolio to sell a portfolio security at a disadvantageous time, due to its need to maintain cover or to segregate securities in connection with its use of Hedging Instruments. N&B Management intends to reduce the risk of imperfect correlation by investing only in Hedging Instruments whose behavior is expected to resemble or offset that of the Portfolio's underlying securities. N&B Management intends to reduce the risk that the Portfolio will be unable to close out Hedging Instruments by entering into such transactions only if N&B Management believes there will be an active and liquid secondary market. There can be no assurance that the Portfolio's use of Hedging Instruments will be successful.


      Neuberger & Berman MUNICIPAL SECURITIES Portfolio's use of Hedging Instruments may be limited by certain provisions of the Internal Revenue Code of 1986, as amended ("Code"), with which the Portfolio must comply if its corresponding Fund is to continue to qualify as a regulated investment company ("RIC"). See "Additional Tax Information."


RISKS OF FIXED INCOME SECURITIES

      Fixed income securities are subject to the risk of an issuer's inability to meet principal and interest payments on its obligations ("credit risk") and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer, and market liquidity ("market risk"). Lower-rated securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.


      Subsequent to its purchase by a Portfolio, an issue of debt securities may cease to be rated or its rating may be reduced, so that the securities would no longer be eligible for purchase by that Portfolio. In such a case, N&B Management will engage in an orderly disposition of the downgraded securities or other securities to the extent necessary to ensure that Neuberger & Berman MUNICIPAL SECURITIES Portfolio's holdings of securities that are considered by the Portfolio to be below investment grade will not exceed 5% of its net assets. With respect to Neuberger & Berman MUNICIPAL MONEY Portfolio, N&B Management will consider the need to dispose of such securities in accordance with the requirements of Rule 2a-7 under the 1940 Act.


                         CERTAIN RISK CONSIDERATIONS

      A Fund's investment in its corresponding Portfolio may be affected by the actions of other larger investors in the Portfolio, if any. For example, if a large investor in a Portfolio (other than a Fund) redeemed its interest in the Portfolio, the Portfolio's remaining investors (including the Fund) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns.


      Although each Portfolio seeks to reduce risk by investing in a diversified portfolio of securities, diversification does not eliminate all risk. There can, of course, be no assurance any Portfolio will achieve its investment objective. Each Portfolio's ability to achieve its investment objective is dependent on the continuing ability of the issuers of municipal obligations in which the Portfolio invests (and, in certain circumstances, of banks issuing letters of credit or insurers issuing insurance backing those obligations) to pay interest and principal when due.

      The ratings of municipal securities by S&P, Moody's, and other NRSROs, as well as their ratings of municipal bond insurers, represent their opinions as to the quality of municipal obligations and companies they undertake to rate. Ratings are not absolute standards of quality; consequently, municipal obligations with the same maturity, duration, coupon, and rating may have different yields. There are variations in municipal obligations and in bond insurers, both within a particular classification and between classifications. These variations result from numerous factors, each of which could affect the obligation's or insurer's rating. See Appendix A to this SAI for ratings by S&P and Moody's of municipal obligations and claims-paying ability or financial strength of municipal bond insurers.


      Unlike other types of investments, municipal obligations have traditionally not been subject to the registration requirements of the federal securities laws, although there have been proposals to provide for such registration in the future. This lack of SEC regulation has adversely affected the quantity and quality of information available to the bond markets about issuers and their financial condition. The SEC has responded to the need for such information by recently amending Rule 15c2-12 of the Securities Exchange Act of 1934, as amended (the "Rule"). The Rule requires that underwriters must reasonably determine that an issuer of municipal securities undertakes in a written agreement for the benefit of the holders of such securities to file with a nationally recognized municipal securities information repository certain information regarding the financial condition of the issuer and material events relating to such securities. The SEC's intent in adopting the Rule was to provide holders and potential holders of municipal securities with more adequate financial information concerning issuers of municipal securities. The Rule provides exemptions for issuances with a principal amount of less than $1,000,000 and certain privately placed issuances.


      The federal bankruptcy statutes provide that, in certain circumstances, political subdivisions and authorities of states may initiate bankruptcy proceedings without prior notice to or consent of their creditors. These proceedings could result in material and adverse changes in the rights of holders of their obligations.


      From time to time, federal legislation, such as the Tax Reform Act of 1986 (which eliminated the federal income tax exemption for interest on certain municipal obligations) has affected the availability of municipal obligations for investment by each Portfolio. There can be no assurance that similar legislation affecting the tax-exempt status of other municipal obligations will not be enacted in the future. If such legislation is enacted, each Fund and its corresponding Portfolio will reevaluate its investment objective, policies and limitations. The Service occasionally challenges the tax-exempt status of the income on municipal securities. If the Service determines that such income is taxable, that income may be deemed taxable retroactive to the time of a Portfolio's purchase of that security.


                           PERFORMANCE INFORMATION

      Each Fund's performance figures are based on historical results and are not intended to indicate future performance. The yield and total return of each Fund will vary. The share prices of MUNICIPAL SECURITIES will vary, and an investment in this Fund, when redeemed, may be worth more or less than an investor's original cost.


                              Yield Calculations

      MUNICIPAL MONEY may advertise its "current yield" and "effective yield" in the financial press and other publications. The Fund's CURRENT YIELD is based on the return for a recent seven-day period and is computed by determining the net change (excluding capital changes) in the value of a hypothetical account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period. The result is a "base period return," which is then annualized -- that is, the amount of income generated during the seven-day period is assumed to be generated each week over a 52-week period -- and shown as an annual percentage of the investment.

      The EFFECTIVE YIELD of MUNICIPAL MONEY is calculated similarly, but the base period return is assumed to be reinvested. The assumed reinvestment is calculated by adding 1 to the base period return, raising the sum to a power equal to 365 divided by seven, and subtracting one from the result, according to the following formula:

             Effective Yield = [(Base Period Return + 1)365/7] - 1


      For the seven calendar days ended October 31, 1997, the current yield and effective yield of MUNICIPAL MONEY were 3.07% and 3.12%, respectively.


      MUNICIPAL SECURITIES may advertise its "yield" based on a 30-day (or one month) period. This YIELD is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period. The result then is annualized and shown as an annual percentage of the investment. For the 30-day period ended October 31, 1997, the annualized yield of MUNICIPAL SECURITIES was 4.00%.


TAX EQUIVALENT YIELD

      Each Fund may advertise a "tax equivalent yield" that reflects the taxable yield that an investor subject to the highest marginal rate of federal income tax (currently 39.6%) would have had to receive in order to realize the same level of after-tax yield produced by an investment in a Fund. TAX EQUIVALENT YIELD is calculated according to the following formula:

                        Tax Equivalent Yield = Y1 + Y2
                                               --
                                              1-MR

where Y1 equals that portion of a Fund's current or effective yield that is not subject to federal income tax, Y2 equals that portion of the Fund's current or effective yield that is subject to that tax, and MR equals the highest marginal federal tax rate.

      For example, if the tax-free yield is 4%, there is no income subject to federal income tax, and the maximum tax rate is 39.6%, the computation is:

              4% / (1 - .396) = 4 / .604 = 6.62% Tax Equivalent Yield


In this example, the after-tax yield (of a taxable investment) will be lower than the 4% tax-free investment if available taxable yields are below 6.62%; conversely, the taxable investment will provide a higher after-tax yield when taxable yields exceed 6.62%. The tax equivalent current yield and tax-equivalent effective yield of MUNICIPAL MONEY for the 7-day period ended October 31, 1997, were 5.08% and 5.21%, respectively. The tax-equivalent yield of MUNICIPAL SECURITIES for the 30-day period ended that date was 6.62%, assuming a marginal tax rate of 39.6%.


      The use of a 4% yield in these examples is for illustrative purposes only and is not indicative of the Funds' future performance.














TOTAL RETURN COMPUTATIONS

      MUNICIPAL SECURITIES may advertise certain total return information. An average annual compounded rate of return ("T") may be computed by using the redeemable value at the end of a specified period ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula:

                                       n
                                P (1+T)  = ERV

Average annual total return smoothes out year-to-year variations in performance and, in that respect, differs from actual year-to-year results.


      For the one-, five- and ten-year periods ended October 31, 1997, the average annual total returns for MUNICIPAL SECURITIES and its predecessor were +6.71%, +5.82%, and +6.76%, respectively. If an investor had invested $10,000 in that predecessor's shares on July 9, 1987, and had reinvested all distributions, the value of that investor's holdings would have been $19,009 on October 31, 1997.









      N&B Management may from time to time reimburse MUNICIPAL SECURITIES or its corresponding Portfolio for a portion of its expenses. Such action has the effect of increasing yield and total return. Actual reimbursements are described in the Prospectus and in "Investment Management and Administration Services" below.


COMPARATIVE INFORMATION

      From time to time each Fund's performance may be compared with:

      (1) data (that may be expressed as rankings or ratings) published by independent services or publications (including newspapers, newsletters, and financial periodicals) that monitor the performance of mutual funds, such as Lipper Analytical Services, Inc., C.D.A. Investment Technologies, Inc., Wiesenberger Investment Companies Service, IBC/Donoghue's Money Market Fund Report, Investment Company Data Inc., Morningstar Inc., Micropal Incorporated and quarterly mutual fund rankings by Money, Fortune, Forbes, Business Week, Personal Investor, and U.S. News & World Report magazines, The Wall Street Journal, The New York Times, Kiplinger's Personal Finance, and Barron's Newspaper, or


      (2) recognized bond, stock, and other indices such as the Municipal Bond Buyers Indices (and other indices of municipal obligations), Shearson Lehman Bond Index, the Standard & Poor's "500" Composite Stock Price Index ("S&P 500 Index"), Dow Jones Industrial Average ("DJIA"), S&P/BARRA Index, Russell Index, and various other domestic, international, and global indices and changes in the U.S. Department of Labor Consumer Price Index. The S&P 500 Index is a broad index of common stock prices, while the DJIA represents a narrower segment of industrial companies. Each assumes reinvestment of distributions and is calculated without regard to tax consequences or the costs of investing. Each Portfolio may invest in different types of securities from those included in some of the above indices.

      Each Fund's performance also may be compared from time to time with the following specific indices and other measures of performance:

      MUNICIPAL   MONEY's   performance   may  be   compared   with  the
      IBC/Donoghue's   Tax-Free   General  Purpose  Money  Market  Funds
      average.


      MUNICIPAL SECURITIES' performance may be compared with the Lehman Brothers 3-year G.O. and 5-year G.O. Bond Indices, 3-year and 5-year general obligation bonds, and the Lipper Intermediate Municipal Debt Funds category.


      Each Fund may invest some of its assets in different types of securities than those included in the index used as a comparison with the Fund's historical performance. A Fund may also compare certain indices, which represent different segments of the securities markets, for the purpose of comparing the historical returns and the volatility of those particular market segments. Measures of volatility show the range of historical price fluctuations. Standard deviation may be used as a measure of volatility. There are other measures of volatility which may yield different results.

      In addition, each Fund's performance may be compared at times with that of various bank instruments (including bank money market accounts and CDs of varying maturities) as reported in publications such as The Bank Rate Monitor. Any such comparisons may be useful to investors who wish to compare a Fund's past performance with that of certain of its competitors. Of course, past performance is not a guarantee of future results. Unlike an investment in a Fund, bank CDs pay a fixed rate of interest for a stated period of time and are insured up to $100,000.


      The Funds may also be compared to individual asset classes such as common stocks, small-cap stocks, or Treasury bonds, based on information supplied by Ibbotson and Sinquefield. Evaluations of the Funds' performance, and their yield/total returns and comparisons may be used in advertisements and in information furnished to current and prospective shareholders (collectively, "Advertisements").


OTHER PERFORMANCE INFORMATION

      From time to time, information about a Portfolio's portfolio allocation and holdings as of a particular date may be included in Advertisements for its corresponding Fund. This information may include the Portfolio's portfolio diversification by asset type. Information used in Advertisements may include statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed to meet specific financial goals, such as (1) funding retirement, (2) paying for children's education, and
(3) financially supporting aging parents.

      Information (including charts and illustrations) showing the effects of compounding interest may be included in Advertisements from time to time. Compounding is the process of earning interest on principal plus interest that was earned earlier. Interest can be compounded at different intervals, such as annually, semi-annually, quarterly, monthly, or daily. For example, $1,000 compounded annually at 9% will grow to $1,090 at the end of the first year (an increase of $90) and $1,188 at the end of the second year (an increase of $98). The extra $8 that was earned on the $90 interest from the first year is the compound interest. One thousand dollars compounded annually at 9% will grow to $2,367 at the end of ten years and $5,604 at the end of twenty years. Other examples of compounding are as follows: at 7% and 12% annually, $1,000 will grow to $1,967 and $3,106, respectively, at the end of ten years and $3,870 and $9,646, respectively, at the end of twenty years. All these examples are for illustrative purposes only and are not indicative of any Fund's performance.

      Information relating to inflation and its effects on the dollar also may be included in Advertisements. For example, after ten years, the purchasing power of $25,000 would shrink to $16,621, $14,968, $13,465, and $12,100, respectively, if the annual rates of inflation during that period were 4%, 5%, 6%, and 7%, respectively. (To calculate the purchasing power, the value at the end of each year is reduced by the inflation rate for the ten-year period.)

      Information relating to how much you would have to earn with a taxable investment in order to match the tax-exempt yield of a municipal bond fund also may be included in Advertisements. The chart below illustrates this.

Federal Tax Bracket                31.0%          36.0%          39.6%
Municipal Bond Yield               4.0%           4.0%           4.0%
Equivalent Taxable Yield           5.8%           6.3%           6.6%


      Information regarding the effects of automatic investing and systematic withdrawal plans, and investing at market highs and/or lows also may be included in Advertisements, if appropriate.



















                            TRUSTEES AND OFFICERS

      The following table sets forth information concerning the trustees and officers of the Trusts, including their addresses and principal business experience during the past five years. Some persons named as trustees and officers also serve in similar capacities for other funds and their corresponding portfolios administered or managed by N&B Management and Neuberger & Berman.



Name, Address                 Positions Held         Principal
and Age(1)                    With the Trusts        Occupation(s) (2)
----------                    ---------------        -----------------
John Cannon (68)              Trustee of each Trust  Senior   Vice   President   AMA
CDC Associates, Inc.                                 Investment    Advisers,    Inc.
620 Sentry Parkway                                   (1991-1993);    Chairman    and
Suite 220                                            Chief  Investment   Officer  of
P.O. Box 1111                                        CDC      Associates,       Inc.
Blue Bell, PA  19422                                 (registered          investment
                                                     adviser) (1993-present).

Stanley Egener* (63)          Chairman of the        Principal    of   Neuberger   &
                              Board, Chief           Berman;  President and Director
                              Executive Officer,     of N&B Management;  Chairman of
                              and Trustee of each    the  Board,   Chief   Executive
                              Trust                  Officer  and  Trustee  of eight
                                                     other  mutual  funds  for which
                                                     N&B    Management    acts    as
                                                     investment      manager      or
                                                     administrator.

Theodore P. Giuliano* (45)    President and Trustee  Principal    of   Neuberger   &
                              of each Trust          Berman;   Vice   President  and
                                                     Director of N&B Management;
                                                     President  and  Trustee  of
                                                     one other  mutual  fund for
                                                     which N&B  Management  acts
                                                     as administrator.




                                      -28-


Name, Address                 Positions Held         Principal
and Age(1)                    With the Trusts        Occupation(s) (2)
----------                    ---------------        -----------------

Barry Hirsch (64)             Trustee of each Trust  Senior     Vice      President,
Loews Corporation                                    Secretary,  and General Counsel
667 Madison Avenue                                   of      Loews       Corporation
7th Floor                                            (diversified          financial
New York, NY 10021                                   corporation).

Robert A. Kavesh (70)         Trustee of each Trust  Professor    of   Finance   and
110 Bleecker Street                                  Economics  at Stern  School  of
Apt. 24B                                             Business,  New York University;
New York, NY 10012                                   Director  of Del  Laboratories,
                                                     Inc.   and   Greater  New  York
                                                     Mutual Insurance Co.

William E. Rulon (65)         Trustee of each Trust  Retired.       Senior      Vice
1761 Hotel Circle So.                                President  of  Foodmaker,  Inc.
San Diego, CA 92108                                  (operator  and   franchiser  of
                                                     restaurants)    until   January
                                                     1997;  Secretary of  Foodmaker,
                                                     Inc. until July 1996.

Candace L. Straight (50)      Trustee of each Trust  Private  investor and consultant
578 E. Passaic Avenue                                specializing  in  the  insurance
Bloomfield, NJ 07003                                 industry;  Principal  of  Head &
                                                     Company,  LLC (limited liability
                                                     company   providing   investment
                                                     banking and consulting  services
                                                     to the insurance industry) until
                                                     March  1996;  Director  of Drake
                                                     Holdings  (U.K.  motor  insurer)
                                                     until June 1996.

Daniel J. Sullivan (58)       Vice President of      Senior  Vice  President  of  N&B
                              each Trust             Management   since  1992;  prior
                                                     thereto,  Vice  President of N&B
                                                     Management;  Vice  President  of
                                                     eight  other  mutual  funds  for
                                                     which  N&B  Management  acts  as
                                                     investment       manager      or
                                                     administrator.





                                      -29-


Name, Address                 Positions Held         Principal
and Age(1)                    With the Trusts        Occupation(s) (2)
----------                    ---------------        -----------------

Michael J. Weiner (51)        Vice President and     Senior  Vice  President  of  N&B
                              Principal Financial    Management since 1992; Treasurer
                              Officer of each Trust  of N&B  Management  from 1992 to
                                                     1996;   prior   thereto,    Vice
                                                     President  and  Treasurer of N&B
                                                     Management   and   Treasurer  of
                                                     certain  mutual  funds for which
                                                     N&B    Management    acted    as
                                                     investment     adviser;     Vice
                                                     President      and     Principal
                                                     Financial Officer of eight other
                                                     mutual   funds   for  which  N&B
                                                     Management  acts  as  investment
                                                     manager or administrator.

Claudia A. Brandon (41)       Secretary of each      Vice     President    of    N&B
                              Trust                  Management;  Secretary of eight
                                                     other  mutual  funds  for which
                                                     N&B    Management    acts    as
                                                     investment      manager      or
                                                     administrator.

Richard Russell (51)          Treasurer and          Vice President of N&B Management
                              Principal Accounting   since   1993;   prior   thereto,
                              Officer of each Trust  Assistant  Vice President of N&B
                                                     Management;     Treasurer    and
                                                     Principal  Accounting Officer of
                                                     eight  other  mutual  funds  for
                                                     which  N&B  Management  acts  as
                                                     investment       manager      or
                                                     administrator.

Stacy Cooper-Shugrue (35)     Assistant Secretary    Assistant  Vice President of N&B
                              of each Trust          Management   since  1993;  prior
                                                     thereto,    employee    of   N&B
                                                     Management;  Assistant Secretary
                                                     of eight other  mutual funds for
                                                     which  N&B  Management  acts  as
                                                     investment       manager      or
                                                     administrator.



                                      -30-


Name, Address                 Positions Held         Principal
and Age(1)                    With the Trusts        Occupation(s) (2)
----------                    ---------------        -----------------

C. Carl Randolph (60)         Assistant Secretary    Principal  of Neuberger & Berman
                              of each Trust          since   1992;   prior   thereto,
                                                     employee of  Neuberger & Berman;
                                                     Assistant   Secretary  of  eight
                                                     other mutual funds for which N&B
                                                     Management  acts  as  investment
                                                     manager or administrator.

Barbara DiGiorgio (39)        Assistant Treasurer    Assistant  Vice President of N&B
                              of each Trust          Management   since  1993;  prior
                                                     thereto,    employee    of   N&B
                                                     Management;  Assistant Treasurer
                                                     of eight other  mutual funds for
                                                     which  N&B  Management  acts  as
                                                     investment       manager      or
                                                     administrator.

Celeste Wischerth (37)        Assistant Treasurer    Assistant  Vice President of N&B
                              of each Trust          Management   since  1994;  prior
                                                     thereto,    employee    of   N&B
                                                     Management;  Assistant Treasurer
                                                     of eight other  mutual funds for
                                                     which  N&B  Management  acts  as
                                                     investment       manager      or
                                                     administrator.




--------------------

(1) Unless otherwise indicated, the business address of each listed person is 605 Third Avenue, New York, NY 10158.

(2) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

* Indicates a trustee who is an "interested person" of each Trust within the meaning of the 1940 Act. Messrs. Egener and Giuliano are interested persons by virtue of the fact that they are officers and directors of N&B Management and principals of Neuberger & Berman.

      The Trust's Trust Instrument and Managers Trust's Declaration of Trust provide that each such Trust will indemnify its trustees and officers against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless it is adjudicated that they (a) engaged in bad faith, willful misfeasance, gross negligence, or reckless disregard of the duties involved in the conduct of their offices, or (b) did not act in good faith in the reasonable belief that their action was in the best interest of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined (by a court or other body approving the settlement or other disposition, or by a majority of disinterested trustees based upon a review of readily available facts, or in a written opinion of independent counsel) that such officers or trustees have not engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of their duties.






      The following table sets forth information concerning the compensation of the trustees and officers of the Trust. None of the Neuberger & Berman Funds(R) has any retirement plan for its trustees or officers.


                            TABLE OF COMPENSATION
                       FOR FISCAL YEAR ENDED 10/31/97


                                                        Total Compensation from
                                      Aggregate        Trusts in the Neuberger &
Name and Position                    Compensation      Berman Funds Complex Paid
With the Trust                    from the Trust              to Trustees
--------------                    --------------              -----------

John Cannon                             $16,504                 $34,500
Trustee                                                   (2 other investment
                                                               companies)

Charles DeCarlo                         $3,923                   $8,000
Trustee (retired 12/96)                                   (2 other investment
                                                               companies)

Stanley Egener                            $0                       $0
Chairman  of the  Board,  Chief                           (9 other investment
Executive Officer, and Trustee                                 companies)

Theodore P. Giuliano                      $0                       $0
President and Trustee                                     (2 other investment
                                                               companies)
Barry Hirsch                           $14,809                  $30,500
Trustee                                                   (2 other investment
                                                               companies)

                                                        Total Compensation from
                                      Aggregate        Trusts in the Neuberger &
Name and Position                    Compensation      Berman Funds Complex Paid
With the Trust                    from the Trust              to Trustees
--------------                    --------------              -----------

Robert A. Kavesh                       $16,504                  $35,000
Trustee                                                   (2 other investment
                                                               companies)

Harold R. Logan                         $3,923                   $8,000
Trustee (retired 12/96)                                   (2 other investment
                                                               companies)

William E. Rulon                       $14,809                  $30,500
Trustee                                                   (2 other investment
                                                               companies)

Candace L. Straight                    $14,809                  $31,500
Trustee                                                   (2 other investment
                                                               companies)


      At January 30, 1998, the trustees and officers of the Trust, as a group, owned beneficially or of record 1.45% of the outstanding shares of MUNICIPAL MONEY and 1.29% of MUNICIPAL SECURITIES.


                 INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES

INVESTMENT MANAGER AND ADMINISTRATOR

      Because all of the Funds' net investable assets are invested in their corresponding Portfolios, the Funds do not need an investment manager. N&B Management serves as the Portfolios' investment manager pursuant to a management agreement with Managers Trust, on behalf of the Portfolios, dated as of July 2, 1993 ("Management Agreement"). The Management Agreement was approved by the holders of the interests in the Portfolios on July 2, 1993.

      The Management Agreement provides, in substance, that N&B Management will make and implement investment decisions for the Portfolios in its discretion and will continuously develop an investment program for the Portfolios' assets. The Management Agreement permits N&B Management to effect securities transactions on behalf of each Portfolio through associated persons of N&B Management. The Management Agreement also specifically permits N&B Management to compensate, through higher commissions, brokers and dealers who provide investment research and analysis to the Portfolios, although N&B Management has no current plans to pay a material amount of such compensation.

      N&B Management provides to each Portfolio, without separate cost, office space, equipment, and facilities and the personnel necessary to perform executive, administrative, and clerical functions. N&B Management pays all salaries, expenses, and fees of the officers, trustees, and employees of Managers Trust who are officers, directors, or employees of N&B Management. Two officers and directors of N&B Management (who also are principals of Neuberger & Berman) presently serve as trustees and officers of the Trusts. See "Trustees and Officers." Each Portfolio pays N&B Management a management fee based on the Portfolio's average daily net assets, as described in the Prospectus.


      N&B Management provides similar facilities, services, and personnel to each Fund pursuant to an administration agreement with the Trust dated July 2, 1993 ("Administration Agreement"). For such administrative services, each Fund pays N&B Management a fee based on the Fund's average daily net assets, as described in the Prospectus.


      Under the Administration Agreement, N&B Management also provides to each Fund and its shareholders certain shareholder, shareholder-related, and other services that are not furnished by the Fund's shareholder servicing agent. N&B Management provides the direct shareholder services specified in the
Administration Agreement, assists the shareholder servicing agent in the development and implementation of specified programs and systems to enhance overall shareholder servicing capabilities, solicits and gathers shareholder proxies, performs services connected with the qualification of each Fund's shares for sale in various states, and furnishes other services the parties agree from time to time should be provided under the Administration Agreement.

      From time to time, N&B Management or a Fund may enter into arrangements with registered broker-dealers or other third parties pursuant to which it pays the broker-dealer or third party a per account fee or a fee based on a percentage of the aggregate net asset value of Fund shares purchased by the broker-dealer or third party on behalf of its customers, in payment for administrative and other services rendered to such customers.


      For the fiscal years ended October 31, 1997, 1996, and 1995, (1) MUNICIPAL SECURITIES accrued advisory or management and administration fees of $171,589, $215,161, and $225,079, respectively, and (2) MUNICIPAL MONEY Fund accrued advisory or management and administration fees of $736,228, $832,011, and $772,483, respectively.

      As noted in the Prospectus under "Management and Administration -- Expenses," N&B Management has voluntarily undertaken to reimburse MUNICIPAL SECURITIES for its Operating Expenses (including fees under the Administration Agreement) and the pro rata share of its corresponding Portfolio's Operating Expenses (including fees under the Management Agreement) that exceed, in the aggregate 0.65% per annum of the Fund's average daily net assets. Operating Expenses exclude interest, taxes, brokerage commissions, and extraordinary expenses. N&B Management can terminate each undertaking by giving the Fund at least 60 days' prior written notice. For the fiscal years ended October 31, 1997, 1996 and 1995, MUNICIPAL SECURITIES was reimbursed for its expenses in the amounts of $131,519, $160,411, and $145,086, respectively.


      Prior to May 1, 1995, the shareholder services described above were provided pursuant to a separate agreement between the Trust and N&B Management. As compensation for these services, each Fund paid N&B Management a monthly fee calculated at the annual rate of 0.02% of the average daily net assets of the Fund. For the period November 1, 1994 to April 30, 1995, MUNICIPAL MONEY paid $15,415, and MUNICIPAL SECURITIES paid $4,376 for these services.

      The Management Agreement continues with respect to each Portfolio for a period of two years after the date the Portfolio became subject thereto. The Management Agreement is renewable thereafter from year to year with respect to each Portfolio, so long as its continuance is approved at least annually (1) by the vote of a majority of the Portfolio Trustees who are not "interested persons" of N&B Management or Managers Trust ("Independent Portfolio Trustees"), cast in person at a meeting called for the purpose of voting on such approval, and (2) by the vote of a majority of the Portfolio Trustees or by a 1940 Act majority vote of the outstanding shares in that Portfolio. The Administration Agreement continues with respect to each Fund for a period of two years after the date the Fund became subject thereto. The Administration Agreement is renewable from year to year with respect to a Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Fund Trustees who are not "interested persons" of N&B Management or the Trust ("Independent Fund Trustees"), cast in person at a meeting called for the purpose of voting on such approval and (2) by the vote of a majority of the Fund Trustees or by a 1940 Act majority vote of the outstanding shares in that Fund.

      The Management Agreement is terminable, without penalty, with respect to a Portfolio on 60 days' written notice either by Managers Trust or by N&B Management. The Administration Agreement is terminable, without penalty, with respect to a Fund on 60 days' written notice either by N&B Management or by the Trust. Each Agreement terminates automatically if it is assigned.


SUB-ADVISER

      N&B Management retains Neuberger & Berman, 605 Third Avenue, New York, NY 10158-3698, as sub-adviser with respect to each Portfolio pursuant to a sub-advisory agreement dated July 2, 1993 ("Sub-Advisory Agreement"). The
Sub-Advisory Agreement was approved by the holders of the interests in the Portfolios on July 2, 1993.


      The Sub-Advisory Agreement provides in substance that Neuberger & Berman will furnish to N&B Management, upon reasonable request, the same type of investment recommendations and research that Neuberger & Berman, from time to time, provides to its principals and employees for use in managing client accounts. In this manner, N&B Management expects to have available to it, in addition to research from other professional sources, the capability of the research staff of Neuberger & Berman. This staff consists of numerous investment analysts, each of whom specializes in studying one or more industries, under the supervision of the Director of Research, who is also available for consultation with N&B Management. The Sub-Advisory Agreement provides that N&B Management will pay for the services rendered by Neuberger & Berman based on the direct and indirect costs to Neuberger & Berman in connection with those services. Neuberger & Berman also serves as a sub-adviser for all of the other mutual funds managed by N&B Management.


      The Sub-Advisory Agreement continues with respect to each Portfolio for a period of two years after the date the Portfolio became subject thereto, and is renewable thereafter from year to year, subject to approval of its continuance in the same manner as the Management Agreement. The Sub-Advisory Agreement is subject to termination, without penalty, with respect to each Portfolio by the Portfolio Trustees or a 1940 Act majority vote of the outstanding interests in that Portfolio, by N&B Management, or by Neuberger & Berman on not less than 30 nor more than 60 days' prior written notice to the appropriate Fund. The Sub-Advisory Agreement also terminates automatically with respect to each Portfolio if it is assigned or if the Management Agreement terminates with respect to that Portfolio.

      Most money managers that come to the Neuberger & Berman organization have at least fifteen years experience. Neuberger & Berman and N&B Management employ experienced professionals that work in a competitive environment.

INVESTMENT COMPANIES MANAGED

      As  of  December  31,  1997,  the  investment  companies  managed  by  N&B
Management had aggregate net assets of approximately $20.7 billion. N&B Management currently serves as investment manager of the following investment companies:


                                                            Approximate
                                                           Net Assets at
Name                                                     December 31, 1997

Neuberger & Berman Cash Reserves Portfolio.......................$ 662,861,352
    (investment portfolio for Neuberger & Berman Cash Reserves)

Neuberger & Berman Government Money Portfolio....................$ 297,594,922
    (investment portfolio for Neuberger & Berman Government Money Fund)

Neuberger & Berman Limited Maturity Bond Portfolio...............$ 294,956,156
    (investment portfolio for Neuberger & Berman Limited Maturity Bond Fund and Neuberger & Berman Limited Maturity Bond Trust)

Neuberger & Berman Municipal Money Portfolio.....................$ 166,832,901
    (investment portfolio for Neuberger & Berman Municipal Money Fund)

Neuberger & Berman Municipal Securities Portfolio.................$ 32,970,458
    (investment portfolio for Neuberger & Berman Municipal Securities Trust)

Neuberger & Berman Focus Portfolio.............................$ 1,530,971,078
    (investment portfolio for Neuberger & Berman Focus Fund, Neuberger & Berman Focus Trust, and Neuberger & Berman Focus Assets)

Neuberger & Berman Genesis Portfolio...........................$ 1,841,928,659
    (investment portfolio for Neuberger & Berman Genesis Fund, Neuberger & Berman Genesis Trust, and Neuberger & Berman Genesis Assets)

Neuberger & Berman Guardian Portfolio........................  $ 8,328,032,611
    (investment portfolio for Neuberger & Berman Guardian Fund, Neuberger & Berman Guardian Trust, and Neuberger & Berman Guardian Assets)

Neuberger & Berman International Portfolio.......................$ 111,718,206
    (investment portfolio for Neuberger & Berman International Fund and Neuberger & Berman International Trust)

Neuberger & Berman Manhattan Portfolio...........................$ 626,632,234
    (investment portfolio for Neuberger & Berman Manhattan Fund, Neuberger & Berman Manhattan Trust, and Neuberger & Berman Manhattan Assets)

Neuberger & Berman Partners Portfolio..........................$ 3,830,066,838
    (investment portfolio for Neuberger & Berman Partners Fund, Neuberger & Berman Partners Trust, and Neuberger & Berman Partners Assets)

Neuberger & Berman Socially Responsive Portfolio.................$ 287,169,564
    (investment portfolio for Neuberger & Berman Socially Responsive Fund, Neuberger & Berman Socially Responsive Trust and Neuberger & Berman NYCDC Socially Responsive Trust)

Advisers Managers Trust (eight series).........................$ 2,644,430,313








      The investment decisions concerning the Portfolios and the other mutual funds managed by N&B Management (collectively, "Other N&B Funds") have been and will continue to be made independently of one another. In terms of their investment objectives, most of the Other N&B Funds differ from the Portfolios. Even where the investment objectives are similar, however, the methods used by the Other N&B Funds and the Portfolios to achieve their objectives may differ. The investment results achieved by all of the funds managed by N&B Management have varied from one another in the past and are likely to vary in the future.

      There may be occasions when a Portfolio and one or more of the Other N&B Funds or other accounts managed by Neuberger & Berman are contemporaneously engaged in purchasing or selling the same securities from or to third parties. When this occurs, the transactions are averaged as to price and allocated, in terms of amount, in accordance with a formula considered to be equitable to the funds involved. Although in some cases this arrangement may have a detrimental effect on the price or volume of the securities as to a Portfolio, in other cases it is believed that a Portfolio's ability to participate in volume transactions may produce better executions for it. In any case, it is the judgment of the Portfolio Trustees that the desirability of the Portfolios' having their advisory arrangements with N&B Management outweighs any disadvantages that may result from contemporaneous transactions.


MANAGEMENT AND CONTROL OF N&B MANAGEMENT

      The directors and officers of N&B Management, all of whom have offices at the same address as N&B Management, are Richard A. Cantor, Chairman of the

Board and director; Stanley Egener, President and director; Theodore P. Giuliano, Vice President and director; Michael M. Kassen, Vice President and director; Irwin Lainoff, director; Lawrence Zicklin, director; Daniel J. Sullivan, Senior Vice President; Peter E. Sundman, Senior Vice President; Michael J. Weiner, Senior Vice President; Claudia A. Brandon, Vice President; Patrick T. Byrne, Vice President; Brooke A. Cobb, Vice President; Robert W. D'Alelio, Vice President; Roberta D'Orio, Vice President; Clara Del Villar, Vice President; Brian J. Gaffney, Vice President; Joseph Galli, Vice President; Robert I. Gendelman, Vice President; Josephine P. Mahaney, Vice
President; Ellen Metzger, Vice President and Secretary; Paul Metzger, Vice President; Janet W. Prindle, Vice President; Kevin L. Risen, Vice President; Richard Russell, Vice President; Jennifer K. Silver, Vice President; Kent C. Simons, Vice President; Frederic B. Soule, Vice President; Judith M. Vale, Vice President; Susan Walsh, Vice President; Thomas Wolfe, Vice President; Andrea Trachtenberg, Vice President of Marketing; Robert Conti, Treasurer; Ramesh Babu, Assistant Vice President; Valerie Chang, Assistant Vice President; Stacy Cooper-Shugrue, Assistant Vice President; Barbara DiGiorgio, Assistant Vice President; Michael J. Hanratty, Assistant Vice President; Leslie Holliday-Soto, Assistant Vice President; Jody L. Irwin, Assistant Vice President; Robert L. Ladd, Assistant Vice President; Carmen G. Martinez, Assistant Vice President; Joseph S. Quirk, Assistant Vice President; Ingrid Saukaitis, Assistant Vice President; Josephine Velez, Assistant Vice President; Celeste Wischerth, Assistant Vice President; and Loraine Olavarria, Assistant Secretary. Messrs. Cantor, Egener, Gendelman, Giuliano, Kassen, Lainoff, Zicklin, Risen, Simons and Sundman and Mmes. Prindle, Silver and Vale are principals of Neuberger & Berman.


      Mr. Giuliano and Mr. Egener are trustees and officers, and Messrs. Sullivan, Weiner, and Russell and Mmes. Brandon, Cooper-Shugrue, DiGiorgio and Wischerth are officers, of each Trust. C. Carl Randolph, a principal of Neuberger & Berman, also is an officer of each Trust.

      All of the outstanding voting stock in N&B Management is owned by persons who are also principals of Neuberger & Berman.


                          DISTRIBUTION ARRANGEMENTS


      N&B Management serves as the distributor ("Distributor") in connection with the offering of each Fund's shares on a no-load basis. In connection with the sale of its shares, each Fund has authorized the Distributor to give only the information, and to make only the statements and representations, contained in the Prospectus and this SAI or that properly may be included in sales literature and advertisements in accordance with the 1933 Act, the 1940 Act, and applicable rules of self-regulatory organizations. Sales may be made only by the Prospectus, which may be delivered personally, through the mails, or by electronic means. The Distributor is the Funds' "principal underwriter" within the meaning of the 1940 Act and, as such, acts as agent in arranging for the sale of each Fund's shares without sales commission or other compensation and bears all advertising and promotion expenses incurred in the sale of the Funds' shares.

      The Distributor or one of its affiliates may, from time to time, deem it desirable to offer to shareholders of the Funds, through use of their shareholder lists, the shares of other mutual funds for which the Distributor acts as distributor or other products or services. Any such use of the Funds' shareholder lists, however, will be made subject to terms and conditions, if any, approved by a majority of the Independent Fund Trustees. These lists will not be used to offer to the Funds' shareholders any investment products or services other than those managed or distributed by N&B Management or Neuberger & Berman.

      The Trust, on behalf of each Fund, and the Distributor are parties to a Distribution Agreement that continues until July 2, 1997. The Distribution Agreement may be renewed annually if specifically approved by (1) the vote of a majority of the Fund Trustees or a 1940 Act majority vote of the Fund's outstanding shares and (2) the vote of a majority of the Independent Fund Trustees, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated by either party and will terminate automatically on its assignment, in the same manner as the Management Agreement.

                       ADDITIONAL PURCHASE INFORMATION

AUTOMATIC INVESTING AND DOLLAR COST AVERAGING

      Shareholders may arrange to have a fixed amount automatically invested in shares of MUNICIPAL SECURITIES each month. To do so, a shareholder must complete an application, available from the Distributor, electing to have automatic investments funded either through (1) redemptions from his or her account in a money market fund for which N&B Management serves as investment manager or (2) withdrawals from the shareholder's checking account. In either case, the minimum monthly investment is $100. A shareholder who elects to participate in automatic investing through his or her checking account must include a voided check with the completed application. A completed application should be sent to Neuberger & Berman Management Incorporated, 605 Third Avenue, 2nd Floor, New York, NY 10158-0180.

      Automatic investing enables a shareholder in MUNICIPAL SECURITIES to take advantage of "dollar cost averaging." As a result of dollar cost averaging, a shareholder's average cost of shares in those Funds generally would be lower than it would be if the shareholder purchased a fixed number of shares at the same pre-set intervals. Additional information on dollar cost averaging may be obtained from the Distributor.


                       ADDITIONAL EXCHANGE INFORMATION

      As more fully set forth in the section of the Prospectus entitled "Shareholder Services -- Exchange Privilege," shareholders may redeem at least $1,000 worth of a Fund's shares and invest the proceeds in shares of one or more of the other Funds or the Equity or Income Funds that are briefly described below, provided that the minimum investment requirements of the other fund(s) are met.

      Fund shareholders who are considering exchanging shares into any of the funds described below should note that (1) like the Funds, the Income Funds are series of the Trust, (2) the Equity Funds are series of a Delaware business trust (named "Neuberger & Berman Equity Funds") that is registered with the SEC as an open-end management investment company, (3) each of the Equity and Income Funds invests all of its net investable assets in a corresponding portfolio that has an investment objective, policies, and limitations identical to those of the fund.


EQUITY FUNDS

Neuberger & Berman            Seeks  long-term  capital  appreciation  through
Focus Fund                    investments   principally   in   common   stocks
                              selected from 13 multi-industry  economic sectors.
                              The corresponding  portfolio uses a value-oriented
                              approach to select individual  securities and then
                              focuses  its  investments  in the sectors in which
                              the undervalued stocks are clustered. Through this
                              approach,   90%  or   more   of  the   portfolio's
                              investments are normally made in not more than six sectors.

Neuberger & Berman            Seeks capital  appreciation  through investments
Genesis Fund                  primarily  in common  stocks of  companies  with
                              small  market  capitalizations  (i.e.,  up to $1.5
                              billion)   at  the   time   of   the   Portfolio's
                              investment.  The  corresponding  portfolio  uses a
                              value-oriented   approach  to  the   selection  of
                              individual securities.

Neuberger & Berman            Seeks capital  appreciation  through investments
Guardian Fund                 primarily in common stocks of  long-established,
                              high-quality   companies   that   N&B   Management
                              believes  are   well-managed.   The  corresponding
                              portfolio  uses a  value-oriented  approach to the
                              selection of individual securities. Current income
                              is  a  secondary  objective.   The  fund  (or  its
                              predecessor)  has paid its  shareholders an income
                              dividend  every   quarter,   and  a  capital  gain
                              distribution every year, since its inception in 1950, although there can be no assurance that it will be able to continue to do so.

Neuberger & Berman            Seeks  long-term  capital  appreciation  through
International Fund            investments    primarily   in   a    diversified
                              portfolio of equity securities of foreign issuers.
                              Assets will be allocated among economically mature countries and emerging industrialized countries.


Neuberger & Berman            Seeks capital  appreciation,  without  regard to
Manhattan Fund                income,  through  investments  in  securities of
                              small-, medium-and  large-capitalization companies
                              (with a  current  focus  on  medium-capitalization
                              companies)  believed to have the maximum potential
                              for   long-term    capital    appreciation.    The
                              corresponding   portfolio's   investment   program
                              involves greater risks and share price volatility than programs that invest in more undervalued securities.


Neuberger & Berman            Seeks  capital   growth  through  an  investment
Partners Fund                 approach  that is designed  to increase  capital
                              with reasonable risk. Its investment program seeks
                              securities  believed  to be  undervalued  based on
                              strong     fundamentals     such    as    a    low
                              price-to-earnings ratio, consistent cash flow, and the company's track record through all parts of the market cycle. The corresponding portfolio uses the value-oriented investment approach to the selection of individual securities.


Neuberger & Berman            Seeks  long-term  capital  appreciation  through
Socially Responsive           investments    primarily   in    securities   of
Fund                          companies  that meet both  financial  and social
                              criteria.
INCOME FUNDS
Neuberger & Berman            A U.S.  Government  money  market  fund  seeking
Government Money Fund         maximum  safety and  liquidity  and the  highest
                              available   current  income.   The   corresponding
                              portfolio    invests   only   in   U.S.   Treasury
                              obligations and other money market instruments backed by the full faith and credit of the United
                              States. It seeks to maintain a constant purchase and redemption price of $1.00.


Neuberger & Berman            A money market fund seeking the highest current
Cash Reserves                 income consistent with safety and liquidity.
                              The    corresponding    portfolio    invests    in
                              high-quality money market instruments. It seeks to maintain a constant purchase and redemption price of $1.00.


Neuberger & Berman            Seeks the highest current income consistent Bond
Limited Maturity              Fund with low risk to principal and liquidity;
                              and secondarily, total return. The corresponding
                              portfolio invests in debt securities, primarily
                              investment  grade;  maximum  10% below  investment
                              grade,    but   no   lower   than   B.1/   Maximum
                              dollar-weighted average duration of four years.


---------------------------
1/ As rated by Moody's or S&P or, if unrated by either of those entities, deemed by N&B Management to be of comparable quality.

      The Funds described herein, and any of the funds described above, may terminate or modify their exchange privileges in the future.








      Before effecting an exchange, Fund shareholders must obtain and should review a currently effective prospectus of the fund into which the exchange is to be made. The Income Funds share a prospectus with the Funds, while the Equity Funds share a separate prospectus. An exchange is treated as a sale for federal income tax purposes, and, depending on the circumstances, a short- or long-term capital gain or loss may be realized.

      There can be no assurance that MUNICIPAL MONEY, Neuberger & Berman Cash Reserves, or Neuberger & Berman Government Money Fund, each of which is a money market fund that seeks to maintain a constant purchase and redemption share price of $1.00, will be able to maintain that price. An investment in any of the above-referenced funds, as in any other mutual fund, is neither insured nor guaranteed by the U.S. Government.


                      ADDITIONAL REDEMPTION INFORMATION


SUSPENSION OF REDEMPTIONS

      The right to redeem a Fund's shares may be suspended or payment of the redemption price postponed (1) when the New York Stock Exchange ("NYSE") is closed, (2) when trading on the NYSE is restricted, (3) when an emergency exists as a result of which it is not reasonably practicable for its corresponding Portfolio to dispose of securities it owns or fairly to determine the value of its net assets, or (4) for such other period as the SEC may by order permit for the protection of the Fund's shareholders. Applicable SEC rules and regulations shall govern whether the conditions prescribed in (2) or (3) exist. If the right of redemption is suspended, shareholders may withdraw their offers of redemption, or they will receive payment at the NAV per share in effect at the close of business on the first day the NYSE is open ("Business Day") after termination of the suspension.


REDEMPTIONS IN KIND


      Each Fund reserves the right, under certain conditions, to honor any request for redemption (or a combination of requests from the same shareholder in any 90-day period) exceeding $250,000 or 1% of the net assets of the Fund, whichever is less, by making payment in whole or in part by securities valued as described under "Share Prices and Net Asset Value" in the Prospectus. If payment is made in securities, a shareholder generally will incur brokerage expenses or other transactions costs in converting those securities into cash and will be subject to fluctuation in the market prices of those securities until they are sold. The Funds do not redeem in kind under normal circumstances, but would do so when the Fund Trustees determined that it was in the best interests of a Fund's shareholders as a whole.


                      DIVIDENDS AND OTHER DISTRIBUTIONS


      Each Fund distributes to its shareholders substantially all of its share of any net investment income (after deducting expenses incurred directly by the Fund) and any net realized capital gains (both long-term and short-term) earned by its corresponding Portfolio. A Portfolio's net investment income consists of all income accrued on portfolio assets less accrued expenses but does not include capital gains and losses. Net investment income and net capital gains and losses are reflected in a Portfolio's NAV (and, hence, its corresponding
Fund's NAV) until they are distributed. MUNICIPAL MONEY calculates its net investment income and share price as of noon (Eastern time) on each Business Day; MUNICIPAL SECURITIES calculates its net investment income and share price as of the close of regular trading on the NYSE on each Business Day (usually 4 p.m. Eastern time).


      Income dividends are declared daily; dividends declared for each month are paid on the last Business Day of the month. Shares of MUNICIPAL MONEY begin earning income dividends on the Business Day the proceeds of the purchase order are converted into "federal funds" and continue to earn dividends through the Business Day before they are redeemed; shares of MUNICIPAL SECURITIES begin earning income dividends on the Business Day after the proceeds of the purchase order have been converted to "federal funds" and continue to earn dividends through the Business Day they are redeemed. Distributions of net realized capital gains, if any, normally are paid by MUNICIPAL SECURITIES once annually, in December.

      Dividends and other distributions are automatically reinvested in additional shares of the distributing Fund, unless the shareholder elects to receive them in cash ("cash election"). Shareholders may make a cash election on the original account application or at a later date by writing to State Street Bank and Trust Company ("State Street"), c/o Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403. Cash distributions can be paid through an electronic transfer to a bank account designated in the shareholder's original account application. To the extent dividends and other distributions are subject to federal, state, or local income taxation, they are taxable to the shareholders whether received in cash or reinvested in Fund shares.

      A cash election with respect to either Fund remains in effect until the shareholder notifies State Street in writing to discontinue the election. If it is determined, however, that the U.S. Postal Service cannot properly deliver Fund mailings to the shareholder for 180 days, the Fund will terminate the shareholder's cash election. Thereafter, the shareholder's dividends and other distributions will automatically be reinvested in additional Fund shares until the shareholder notifies State Street or the Fund in writing to request that the cash election be reinstated.


      Dividend or other distribution checks that are not cashed or deposited within 180 days from being issued will be reinvested in additional shares of the distributing Fund at the Fund's price on the day the check is reinvested. No interest will accrue on amounts represented by uncashed dividend or distribution checks.


                          ADDITIONAL TAX INFORMATION

TAXATION OF THE FUNDS

      In order to continue to qualify for treatment as a RIC under the Code, each Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of taxable net investment income and net short-term capital gain) plus its net interest income excludable from gross income under section 103(a) of the Code ("Distribution Requirement") and must meet several additional requirements. With respect to each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities, or other income (including gains from Hedging Instruments) derived with respect to its business of investing in securities ("Income Requirement") and (2) at the close of each quarter of the Fund's taxable year, (i) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and does not represent more than 10% of the issuer's outstanding voting securities, and
(ii) not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or securities of other RICs) of any one issuer.

      In addition, in order to be able to pay "exempt-interest dividends" to its shareholders, each Fund must (and intends to continue to) satisfy the additional requirement that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of securities the interest on which is excludable from gross income under section 103(a) of the Code. "Exempt-interest" dividends constitute the portion of the aggregate dividends (not including capital gain distributions), as designated by a Fund, equal to the excess of the Fund's excludable interest over certain amounts disallowed as deductions. The shareholders' treatment of dividends from a Fund under local and state income tax laws may differ from the treatment thereof under the Code.


      MUNICIPAL MONEY and MUNICIPAL SECURITIES have received rulings from the Service that each series, as an investor in its corresponding Portfolio, will be deemed to own a proportionate share of the Portfolio's assets and income for purposes of determining whether the series satisfies all the requirements described above to qualify as a RIC and to pay "exempt-interest" dividends to its shareholders.

      Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its (taxable) ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.


      See the next section for a discussion of the tax consequences to MUNICIPAL SECURITIES of distributions to it from its corresponding Portfolio, investments by that Portfolio in certain securities, and hedging and certain other transactions engaged in by its corresponding Portfolio.


TAXATION OF THE PORTFOLIOS

      Neuberger & Berman MUNICIPAL MONEY Portfolio and Neuberger & Berman MUNICIPAL SECURITIES Portfolio have received rulings from the Service to the effect that, among other things, each Portfolio will be treated as a separate partnership for federal income tax purposes and will not be a "publicly traded partnership." As a result, neither Portfolio is subject to federal income tax; instead, each investor in a Portfolio, such as a Fund, is required to take into account in determining its federal income tax liability its share of the Portfolio's income, gains, losses, deductions, credits, and tax preference items, without regard to whether it has received any cash distributions from the Portfolio. Each Portfolio also is not subject to Delaware or New York income or franchise tax.


      Because each Fund is deemed to own a proportionate share of its corresponding Portfolio's assets and income for purposes of determining whether the Fund satisfies the requirements to qualify as a RIC and to pay

"exempt-interest" dividends to its shareholders, each Portfolio intends to continue to conduct its operations so that its corresponding Fund will be able to continue to satisfy all those requirements.

      Distributions to a Fund from its corresponding Portfolio (whether pursuant to a partial or complete withdrawal or otherwise) will not result in the Fund's recognition of any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent any cash that is distributed exceeds the Fund's basis for its interest in the Portfolio before the distribution, (2) income or gain will be recognized if the distribution is in liquidation of the Fund's entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio, (3) loss will be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables, and (4) gain (and, in certain situations, loss) may be recognized on an in-kind distribution by the Portfolio. A Fund's basis for its interest in its corresponding Portfolio generally equals the amount of cash and the basis of any property the Fund invests in the Portfolio, increased by the Fund's share of the Portfolio's net income (including tax-exempt income) and capital gains and decreased by (a) the amount of cash and the basis of any property the Portfolio distributes to the Fund and (b) the Fund's share of the Portfolio's losses.


      The use by Neuberger & Berman MUNICIPAL SECURITIES Portfolio of hedging strategies, such as writing (selling) and purchasing Hedging Instruments, involves complex rules that will determine for income tax purposes the character and timing of recognition of the gains and losses the Portfolio realizes in connection therewith. For this Portfolio, gains from Hedging Instruments derived with respect to its business of investing in securities will qualify as permissible income for its corresponding Fund under the Income Requirement.








      Exchange-traded Futures Contracts and listed options thereon ("Section 1256 contracts") are required to be marked to market (that is, treated as having been sold at market value) for federal income tax purposes at the end of the Portfolio's taxable year. Sixty percent of any net gain or loss recognized as a result of these "deemed sales," and 60% of any net realized gain or loss from any actual sales, of Section 1256 contracts are treated as long-term capital gain or loss, and the remainder is treated as short-term capital gain or loss. As of the date of this SAI, it is not entirely clear whether that 60% portion will qualify for the reduced maximum tax rates on non-corporate taxpayers' net capital gain (the excess of net long-term capital gain over net short-term capital loss) enacted by the Taxpayer Relief Act of 1997 -- 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 18 months -- instead of the 28% rate in effect before that legislation, which now applies to gain recognized on capital assets held for more than one year but not more than 18 months. However, technical corrections legislation passed by the House of Representatives late in 1997 would clarify that the 20% rate applies.

      Each Portfolio may invest in municipal bonds that are purchased with market discount (that is, at a price less than the bond's principal amount or, in the case of a bond that was issued with original issue discount ("OID"), at a price less than the amount of the issue price plus accrued OID) ("municipal market discount bonds"). If a bond's market discount is less than the product of
(1) 0.25% of the redemption price at maturity times (2) the number of complete years to maturity after the taxpayer acquired the bond, then no market discount is considered to exist. Gain on the disposition of a municipal market discount bond purchased by a Portfolio (other than a bond with a fixed maturity date within one year from its issuance), generally is treated as ordinary (taxable) income, rather than capital gain, to the extent of the bond's accrued market discount at the time of disposition. Market discount on such a bond generally is accrued ratably, on a daily basis, over the period from the acquisition date to the date of maturity. In lieu of treating the disposition gain as above, a Portfolio may elect to include market discount in its gross income currently, for each taxable year to which it is attributable.


      Each Portfolio may acquire zero coupon or other municipal securities issued with OID. As a holder of those securities, each Portfolio (and, through it, its corresponding Fund) must take into account the OID that accrues on the securities during the taxable year, even if it receives no corresponding payment on the securities during the year. Because each Fund annually must distribute substantially all of its investment company taxable income plus its share of its corresponding Portfolio's accrued tax-exempt OID to satisfy the Distribution Requirement, a Fund may be required in a particular year to distribute as a dividend an amount that is greater than its share of the total amount of cash its corresponding Portfolio actually receives. Those distributions will be made from a Fund's (or its share of its corresponding Portfolio's) cash assets or, if necessary, from the proceeds of sales of that Portfolio's securities. A Portfolio may realize capital gains or losses from those sales, which would increase or decrease its corresponding Fund's investment company taxable income and/or net capital gain.

TAXATION OF THE FUNDS' SHAREHOLDERS


      Interest on indebtedness incurred or continued by a shareholder to purchase or carry Fund shares is not deductible. Furthermore, entities or persons who are "substantial users" (or related persons) of facilities financed by industrial development bonds or private activity bonds should consult their tax advisers before purchasing shares of a Fund because, for users of certain of these facilities, the interest on those bonds is not exempt from federal income tax. For these purposes, the term "substantial user" is defined generally to include a non-exempt person who regularly uses in trade or business a part of a facility financed from the proceeds of those bonds.


      If MUNICIPAL SECURITIES shares are sold at a loss after being held for six months or less, the loss will be disallowed to the extent of any exempt-interest dividends received on those shares, and the allowed portion of the loss, if any, will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares.

      Up to 85% of social security and railroad retirement benefits may be included in taxable income for recipients whose adjusted gross income (including income from tax-exempt sources such as a Fund) plus 50% of their benefits exceeds certain base amounts. Exempt-interest dividends from a Fund still are tax-exempt to the extent described above; they are only included in the calculation of whether a recipient's income exceeds the established amounts.

      If a Portfolio invests in any instruments that generate taxable interest income, under the circumstances described in the Prospectus, distributions by its corresponding Fund attributable to that interest will be taxable to the Fund's shareholders as ordinary income to the extent of the Fund's earnings and profits. Similarly, if a Portfolio realizes capital gain as a result of market transactions, any distribution by its corresponding Fund attributable to that gain will be taxable to the Fund's shareholders. There may be additional federal income tax consequences regarding the receipt of tax-exempt dividends by shareholders such as "S" corporations, financial institutions, and property and casualty insurance companies. A shareholder falling into any such category should consult its tax adviser concerning its investment in shares of a Fund.


      Each Fund is required to withhold 31% of all taxable dividends, and MUNICIPAL SECURITIES is required to withhold 31% of all capital gain distributions and redemption proceeds, payable to any individuals and certain other non-corporate shareholders who do not provide the Fund with a correct taxpayer identification number. Withholding at that rate also is required from taxable dividends and capital gain distributions payable to such shareholders who otherwise are subject to backup withholding.


      As described under "How to Sell Shares" in the Prospectus, a Fund may close a shareholder's account with the Fund and redeem the remaining shares if the account balance falls below the specified minimum and the shareholder fails to reestablish the minimum balance after being given the opportunity to do so.









                      VALUATION OF PORTFOLIO SECURITIES

      Neuberger & Berman MUNICIPAL MONEY Portfolio relies on Rule 2a-7 under the 1940 Act to use the amortized cost method of valuation to enable its corresponding Fund to stabilize the purchase and redemption price of its shares at $1.00 per share. This method involves valuing portfolio securities at their cost at the time of purchase and thereafter assuming a constant amortization (or accretion) to maturity of any premium (or discount), regardless of the impact of interest rate fluctuations on the market value of the securities. Although Neuberger & Berman MUNICIPAL MONEY Portfolio's reliance on Rule 2a-7 and use of the amortized cost valuation method should enable the Fund, under most conditions, to maintain a stable $1.00 share price, there can be no assurance it will be able to do so. An investment in the Fund, as in any mutual fund, is neither insured nor guaranteed by the U.S. Government.


                            PORTFOLIO TRANSACTIONS


      Purchases and sales of portfolio securities generally are transacted with issuers, underwriters, or dealers that serve as primary market-makers, who act as principals for the securities on a net basis. The Portfolios typically do not pay brokerage commissions for such purchases and sales. Instead, the price paid for newly issued securities usually includes a concession or discount paid by the issuer to the underwriter, and the prices quoted by market-makers reflect a spread between the bid and the asked prices from which the dealer derives a profit.

      In purchasing and selling portfolio securities other than as described above (for example, in the secondary market), each Portfolio seeks to obtain best execution at the most favorable prices through responsible broker-dealers and, in the case of agency transactions, at competitive commission rates. In selecting broker-dealers to execute transactions, N&B Management considers such factors as the price of the security, the rate of commission, the size and difficulty of the order, and the reliability, integrity, financial condition, and general execution and operational capabilities of competing broker-dealers. N&B Management also may consider the brokerage and research services that broker-dealers provide to the Portfolio or N&B Management. Under certain conditions, a Portfolio may pay higher brokerage commissions in return for brokerage and research services, although no Portfolio has a current arrangement to do so. In any case, each Portfolio may effect principal transactions with a dealer who furnishes research services, may designate any dealer to receive selling concessions, discounts, or other allowances, or otherwise may deal with any dealer in connection with the acquisition of securities in underwritings.


      During the fiscal year ended October 31, 1997, neither Portfolio acquired securities of its "regular brokers or dealers" (as defined in the 1940 Act). At October 31, 1997, neither Portfolio held any securities of its "regular brokers or dealers."


      No affiliate of any Portfolio receives give-ups or reciprocal business in connection with its portfolio transactions. No Portfolio effects transactions with or through broker-dealers in accordance with any formula or for selling shares of a Fund. However, broker-dealers who effect or execute portfolio transactions may from time to time effect purchases of Fund shares for their customers. The 1940 Act generally prohibits Neuberger & Berman from acting as principal in the purchase of portfolio securities from, or the sale of portfolio securities to, a Portfolio unless an appropriate exemption is available.


PORTFOLIO TURNOVER

      Neuberger & Berman MUNICIPAL SECURITIES Portfolio calculates a portfolio turnover rate by dividing (1) the lesser of the cost of the securities purchased or the proceeds from the securities sold by the Portfolio during the fiscal year other than securities, including options, whose maturity or expiration date at the time of acquisition was one year or less by (2) the month-end average value of such securities owned by the Portfolio during the fiscal year.


                           REPORTS TO SHAREHOLDERS

      Shareholders of each Fund receive unaudited semi-annual financial statements, as well as year-end financial statements audited by the independent auditors for the Fund and for its corresponding Portfolio. Each Fund's statements show the investments owned by its corresponding Portfolio and the market values thereof and provide other information about the Fund and its operations, including the Fund's beneficial interest in its corresponding Portfolio.


                                 ORGANIZATION


      The predecessors of MUNICIPAL MONEY and MUNICIPAL SECURITIES were converted into separate series of the Trust on July 2, 1993; these conversions were approved by the shareholders of the predecessors of these Funds in April 1993.


                         CUSTODIAN AND TRANSFER AGENT


      Each Fund and Portfolio has selected State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, MA 02110 as custodian for its securities and cash. State Street also serves as each Fund's transfer and shareholder servicing agent, administering purchases, redemptions, and transfers of Fund shares and the payment of dividends and other distributions through its Boston Service Center. All correspondence should be mailed to Neuberger & Berman Funds, c/o Boston Service Center, P.O.
Box 8403, Boston, MA 02266-8403.


                             INDEPENDENT AUDITORS


      Each Fund and Portfolio has selected Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116, as the independent auditors who will audit its financial statements.


                                LEGAL COUNSEL


      Each Fund and Portfolio has selected Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., 2nd Floor, Washington, D.C. 20036-1800, as its legal counsel.


             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

      The following table sets forth the name, address, and percentage of ownership of each person who was known by each Fund to own beneficially or of record 5% or more of that Fund's outstanding shares at January 30, 1998:


                              Name and Address:            Percentage of
                              -----------------             Ownership at
                                                           January 30, 1998
                                                           ----------------
MUNICIPAL MONEY:              Neuberger & Berman*          87.30%
                              11 Broadway
                              New York, NY  10004

                              Name and Address:            Percentage of
                              -----------------             Ownership at
                                                           January 30, 1998
                                                           ----------------

MUNICIPAL SECURITIES:         Neuberger & Berman*          13.59%
--------------------          11 Broadway
                              New York, NY  10004

                              Charles Schwab & Co., Inc.*  16.43%
                              Attn: Mutual Funds Dept.
                              101 Montgomery Street
                              San      Francisco,       CA
                              94104-4122









* Charles Schwab & Co., Inc. and Neuberger & Berman hold these shares of record for the accounts of certain of their clients and have informed the Funds of their policies to maintain the confidentiality of holdings in their client accounts unless disclosure is expressly required by law.


                            REGISTRATION STATEMENT


      This SAI and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectus. The registration statement, including the exhibits filed therewith, may be examined at the SEC's offices in Washington, D.C. The SEC maintains a Website (http://www.sec.gov) that contains this SAI, material incorporated by reference, and other information regarding the Funds and Portfolios.

      Statements contained in this SAI and in the Prospectus as to the contents of any contract or other document referred to are not necessarily complete, and in each instance where reference is made to the copy of any contract or other document filed as an exhibit to the registration statement, each such statement being qualified in all respects by such reference.


                             FINANCIAL STATEMENTS


      The following financial statements and related documents are incorporated herein by reference from the Funds' Annual Report to Shareholders for the fiscal year ended October 31, 1997:


      The Statements of Assets and Liabilities of the Funds and Portfolios, including the Schedules of Investments of the Portfolios, as of October 31, 1997, and the related Statements of Operations for the year then ended, the

Statements of Changes in Net Assets for each of the two years in the period then ended, the Financial Highlights for each of the periods indicated therein, the notes to each of the foregoing for the fiscal year ended October 31, 1997, and the reports of Ernst & Young LLP, independent auditors, with respect to such audited financial statements of Neuberger & Berman Municipal Money Fund and Portfolio and Neuberger & Berman Municipal Securities Trust and Portfolio.

                                  Appendix A


RATINGS OF MUNICIPAL OBLIGATIONS AND COMMERCIAL PAPER


S&P MUNICIPAL BOND RATINGS:
---------------------------
AAA - Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

A - Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

PLUS (+) OR MINUS (-) - The ratings above may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

MOODY'S MUNICIPAL BOND RATINGS:
-------------------------------
Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin, and principal is secure. Although the various protective elements are likely to change, the changes that can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as "high grade bonds." They are rated lower than the best bonds because margins of protection may not be as large as in Aaa-rated securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa-rated securities.

A - Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.


Baa - Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      MODIFIERS - Moody's may apply numerical modifiers 1, 2, and 3 in each generic rating classification described above. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

S&P MUNICIPAL NOTE RATINGS:
---------------------------

SP-1 - This designation  denotes very strong or strong capacity to pay principal
and  interest.   Those  issuers  determined  to  possess   overwhelming   safety
characteristics are given a plus (+) designation.

SP-2 - This designation denotes satisfactory capacity to pay principal and interest.

SP-3 - This designation denotes speculative capacity to pay principal and interest.

MOODY'S MUNICIPAL NOTE RATINGS:
-------------------------------
MIG 1/VMIG 1 - This  designation  denotes best quality.  There is present strong
protection  by  established  cash  flows,   superior   liquidity   support,   or
demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2 - This designation denotes high quality. Margins of protection are ample, although not so large as in the preceding group.

MIG 3/VMIG 3 - This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow, and market access for refinancing is likely to be less well established.

MIG 4/VMIG 4 - This designation denotes adequate quality, carrying specific risk but having protection and not distinctly or predominantly speculative. The designation VMIG indicates a variable rate demand note.

S&P COMMERCIAL PAPER RATINGS:
-----------------------------
A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issuers determined to possess extremely strong safety characteristics are denoted with a plus sign (+).

A-2 - This designation denotes satisfactory capacity for timely payment. However, the relative degree of safety is not as high as for issues designated A-1.

MOODY'S  COMMERCIAL PAPER RATINGS:
-------  -------------------------
Issuers rated PRIME-1 (or related supporting institutions), also known as P-1, have a superior capacity for repayment of short-term promissory obligations.

PRIME-1  repayment   capacity  will  normally  be  evidenced  by  the  following characteristics:

      -     Leading market positions in well-established industries.

      -     High rates of return on funds employed.

      - Conservative capitalization structures with moderate reliance on debt and ample asset protection.

      - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

      - Well-established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated PRIME-2 (or related supporting institutions), also known as P-2, have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

S&P  CLAIMS-PAYING  ABILITY RATINGS OF INSURANCE COMPANIES:
----------------------------------------------------------
AAA - Insurers rated AAA offer superior financial security on both an absolute and relative basis. They possess the highest safety and have an overwhelming capacity to meet policyholder obligations.

MOODY'S FINANCIAL STRENGTH RATINGS OF INSURANCE COMPANIES:
---------------------------------------------------------
Aaa - Insurers rated Aaa offer exceptional financial security. While the financial strength of these companies is likely to change, such changes as can be visualized are most unlikely to impair their fundamentally strong positions.

                         NEUBERGER & BERMAN INCOME FUNDS
                  POST-EFFECTIVE AMENDMENT NO. 25 ON FORM N-1A

                                     PART C

                                OTHER INFORMATION

Item 24.    Financial Statements and Exhibits
--------    ---------------------------------

(a)   Financial Statements:

      Audited financial statements for the fiscal year ended October 31, 1997 for Neuberger & Berman Income Funds (with respect to Neuberger & Berman Government Money Fund, Neuberger & Berman Cash Reserves and Neuberger & Berman Limited Maturity Bond Fund) and Income Managers Trust (with respect to Neuberger & Berman Government Money Portfolio, Neuberger & Berman Cash Reserves Portfolio and Neuberger & Berman Limited Maturity Portfolio) and the reports of the independent auditors are incorporated into the Statement of Additional Information for such series by reference to the Annual Report to Shareholders of Neuberger & Berman Income Funds, File Nos. 2-85229 and 811-3802, Edgar Accession No. 0000898432-97-531.

      Audited financial statements for the fiscal year ended October 31, 1997 for Neuberger & Berman Income Funds (with respect to Neuberger & Berman Municipal Money Fund and Neuberger & Berman Municipal Securities Trust) and Neuberger & Berman Income Managers Trust (with respect to Neuberger & Berman Municipal Money Portfolio and Neuberger & Berman Municipal Securities Portfolio) and the reports of the independent auditors are incorporated into the Statement of Additional Information for such series by reference to the Annual Report to Shareholders of Neuberger & Berman Income Funds, File No. 2-85229 and 811-3802, Edgar Accession No. 0000898432-97-000531.

Included in Part A of this Post-Effective Amendment:

      FINANCIAL HIGHLIGHTS for the periods indicated therein for Neuberger & Berman Government Money Fund, Neuberger & Berman Cash Reserves, Neuberger & Berman Limited Maturity Bond Fund, Neuberger & Berman Money Fund, and Neuberger & Berman Municipal Securities Trust.

(b)   Exhibits:

          Exhibit      Description
          Number       -----------
          ------

          (1)          (a)   Certificate of Trust. Incorporated by
                             Reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement, File
                             Nos. 2-85229 and 811-3802, EDGAR Accession No.
                             0000898432-96-000117.

                       (b) Trust Instrument of Neuberger & Berman Income Funds. Incorporated by Reference to
                             Post-Effective Amendment No. 21 to
                             Registrant's Registration Statement, File Nos. 2-85229 and 811-3802, EDGAR Accession No. 0000898432-96-000117.

                       (c) Schedule A - Current Series of Neuberger & Berman Income Funds. Filed Herewith.

          (2)          By-Laws of Neuberger & Berman Income Funds.
                       Incorporated by Reference to Post-Effective
                       Amendment No. 21 to Registrant's Registration Statement, File Nos. 2-85229 and 811-3802, EDGAR Accession No. 0000898432-96-000117.

          (3)          Voting Trust Agreement.  None.

          (4)          (a)   Trust Instrument of Neuberger & Berman Income
                             Funds, Articles IV, V, and VI. Incorporated by Reference to Post-Effective Amendment No.
                             21 to Registrant's Registration Statement,
                             File Nos. 2-85229 and 811-3802, EDGAR
                             Accession No. 0000898432-96-00017.

                       (b) By-Laws of Neuberger & Berman Income Funds, Articles V, VI, and VIII. Incorporated by Reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement, File Nos. 2-85229 and 811-3802, EDGAR Accession No. 0000898432-96-00017.

          (5)          (a)   (i)   Management Agreement Between Income
                                   Managers Trust and Neuberger & Berman
                                   Management Incorporated.  Incorporated
                                   by Reference to Post-Effective Amendment
                                   No. 21 to Registrant's Registration
                                   Statement, File Nos. 2-85229 and
                                   811-3802, EDGAR Accession No.
                                   0000898432-96-00017.

                             (ii)  Schedule A - Portfolios of Income
                                   Managers Trust Currently Subject to the
                                   Management Agreement.  Filed Herewith.

                             (iii) Schedule B - Schedule of Compensation
                                   under the Management Agreement.  Filed
                                    Herewith.

                       (b)   (i)   Sub-Advisory Agreement Between Neuberger
                                   & Berman Management Incorporated and
                                   Neuberger & Berman, L.P. with respect to
                                   Income Managers Trust.  Incorporated by
                                   Reference to Post-Effective Amendment
                                   No. 21 to Registrant's Registration
                                   Statement, File Nos. 2-85229 and
                                   811-3802, EDGAR Accession No.
                                   0000898432-96-00017.

                             (ii)  Schedule A - Portfolios of Income
                                   Managers Trust Currently Subject to the
                                   Sub-Advisory Agreement.  Filed Herewith.

                             (iii) Substitution   Agreement  Among  Neuberger  &
                                   Berman Management Incorporated, Income Managers Trust, Neuberger & Berman, L.P., and Neuberger & Berman, LLC. Incorporated by Reference to Post-Effective Amendment No. 23 to Registrant's Registration Statement, File Nos. 2-85229 and 811-3802; EDGAR Accession No. 0000898432-96-000117.

          (6)          (a)   Distribution Agreement between Neuberger &
                             Berman Income Funds and Neuberger & Berman
                             Management Incorporated.  Incorporated by
                             Reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement, File
                             Nos. 2-85229 and 811-3802, EDGAR Accession No.
                             0000898432-96-00017.

                       (b) Schedule A - Series of Neuberger & Berman Income Funds Currently Subject to the Distribution Agreement. Filed Herewith.

          (7)          Bonus, Profit Sharing or Pension Plans.  None.

          (8)          (a)   Custodian Contract Between Neuberger & Berman
                             Income Funds and State Street Bank and Trust
                             Company.  Incorporated by Reference to
                             Post-Effective Amendment No. 21 to
                             Registrant's Registration Statement, File Nos.
                             2-85229 and 811-3802, EDGAR Accession
                             No. 0000898432-96-00017.

                       (b) Agreement between Neuberger & Berman Income Funds and State Street Bank and Trust Company Adding Neuberger & Berman High Yield Bond Fund as a Series Governed by the Custodian Contract. Filed Herewith.

                       (c) Schedule of Compensation under the Custodian Contract. Incorporated by Reference to Post-Effective Amendment No. 23 to Registrant's
                             Registration Statement, File Nos. 2-85229 and 811-3802, EDGAR Accession No.
                             0000898432-96-00017.

          (9)          (a)   (i)   Transfer Agency and Service Agreement
                                   Between Neuberger & Berman Income Funds
                                   and State Street Bank and Trust
                                   Company.  Incorporated by Reference to
                                   Post-Effective Amendment No. 21 to
                                   Registrant's Registration Statement,
                                   File Nos. 2-85229 and 811-3802, EDGAR
                                   Accession No. 0000898432-96-00017.

                             (ii) Agreement between Neuberger & Berman Income Funds and State Street Bank and Trust Company Adding Neuberger & Berman High Yield Bond
                                   Fund as a Series Governed by the Transfer Agency and Service Agreement. Filed Herewith.

                             (iii) First   Amendment  to  Transfer   Agency  and
                                   Service Agreement between Neuberger & Berman Income Funds and State Street Bank and Trust Company. Incorporated by Reference to
                                   Post-Effective Amendment No. 21 to Registrant's Registration Statement, File Nos. 2-85229 and 811-3802, EDGAR Accession No. 0000898432-96-00017.

                             (iv) Schedule of Compensation under the Transfer Agency and Service Agreement. Incorporated by Reference to Post-Effective Amendment No. 23 to Registrant's Registration Statement, File Nos. 2-85229 and 811-3802, EDGAR Accession No. 0000898432-96-00017.

                       (b)   (i)   Administration Agreement Between
                                   Neuberger & Berman Income Funds and
                                   Neuberger & Berman Management
                                   Incorporated. Incorporated by Reference to Post-Effective Amendment No. 21 to
                                   Registrant's Registration Statement,
                                   File Nos. 2-85229 and 811-3802, EDGAR
                                   Accession No. 0000898432-96-00017.

                             (ii)  Schedule A - Series of Neuberger &
                                   Berman Income Funds Currently Subject to the Administration Agreement. Filed Herewith.

                             (iii) Schedule B - Schedule of Compensation Under
                                   the Administration Agreement.
                                   Incorporated by Reference
                                   to Post-Effective Amendment No. 21 to
                                   Registrant's Registration Statement,
                                   File Nos. 2-85229 and 811-3802, EDGAR
                                   Accession No. 0000898432-96-00017.

          (10)           (a)        Opinion and Consent of Kirkpatrick &
                                    Lockhart on Securities Matters with
                                    respect to Neuberger & Berman High
                                    Yield Bond Fund.  Incorporated by
                                    Reference to Post-Effective Amendment
                                    No. 24 to Registrant's Registration
                                    Statement, File Nos. 2-85229 and
                                    811-3802, EDGAR Accession No.
                                    0000898432-97-000503.

                         (b) Opinion and Consent of Kirkpatrick & Lockhart LLP on Securities Matters with respect to Neuberger & Berman Income Funds. Filed Herewith.

          (11)         Other Opinions, Appraisals, Rulings and Consents.
                        Consent of Ernst & Young LLP, Independent
                        Auditors.  Filed Herewith.

          (12)         Financial Statements Omitted from Prospectus.  None.

          (13) Letter of Investment Intent. Incorporated by Reference to Pre-Effective Amendment No. 1 to the Registration Statement of Neuberger & Berman Multi-Series Fund, Inc., File Nos. 33-19951 and 811-5467.

          (14)         Prototype Retirement Plan.  None.

          (15)         Plan Pursuant to Rule 12b-1.  None.

          (16)         Schedule of Computation of Performance Quotations.
                       Incorporated by Reference to Post-Effective
                       Amendment No. 17 to Registrant's Registration Statement, File Nos. 2-85229 and 811-3802.

          (17)         Financial Data Schedules.  Filed Herewith.

          (18)         Plan Pursuant to Rule 18f-3.  None.


Item 25.    Persons Controlled By or Under Common Control with Registrant.
--------    --------------------------------------------------------------

      No person is controlled by or under common control with the Registrant. (Registrant is organized in a master/feeder fund structure, and technically may be considered to control the master fund in which it invests, Income Managers Trust.)

Item 26.    Number of Holders of Securities.
--------    --------------------------------

      The following information is given as of February 3, 1998.

       Title of Class                                      Number of
       --------------                                    Record Holders
                                                         --------------


       Shares of beneficial interest, $0.001 par value, of:
       Neuberger & Berman Government Money Fund                 4,305
       Neuberger & Berman Cash Reserves                        11,326
       Neuberger & Berman High Yield Bond Fund                      0
       Neuberger & Berman Limited Maturity Bond Fund            4,079
       Neuberger & Berman Municipal Money Fund                  1,198
       Neuberger & Berman Municipal Securities Trust              963

Item 27.    Indemnification.
--------    ----------------

      A Delaware business trust may provide in its governing instrument for indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article IX, Section 2 of the Trust Instrument provides that the Registrant shall indemnify any present or former trustee, officer, employee or agent of the Registrant ("Covered Person") to the fullest extent permitted by law against liability and all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding ("Action") in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other body to be liable to the Registrant or its shareholders by reason of "willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office" ("Disabling Conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Registrant. In the event of a settlement, no indemnification may be provided unless there has been a determination that the officer or trustee did not engage in Disabling Conduct (i) by the court or other body approving the settlement;
(ii) by at least a majority of those trustees who are neither interested persons, as that term is defined in the Investment Company Act of 1940 ("1940 Act"), of the Registrant ("Independent Trustees"), nor parties to the matter based upon a review of readily available facts; or (iii) by written opinion of independent legal counsel based upon a review of readily available facts.

      Pursuant to Article IX, Section 3 of the Trust Instrument, if any present or former shareholder of any series ("Series") of the Registrant shall be held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason, the present or former shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Registrant, on behalf of the affected Series, shall, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

      Section  9 of the  Management  Agreement  between  Income  Managers  Trust
("Managers  Trust")  and  Neuberger  and Berman  Management  Incorporated  ("N&B

Management") provides that neither N&B Management nor any director, officer or employee of N&B Management performing services for any series of Managers Trust (each a "Portfolio") at the direction or request of N&B Management in connection with N&B Management's discharge of its obligations under the Agreement shall be liable for any error of judgment or mistake of law or for any loss suffered by a Portfolio in connection with any matter to which the Agreement relates; provided, that nothing in the Agreement shall be construed (i) to protect N&B Management against any liability to Managers Trust or a Portfolio or its interestholders to which N&B Management would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of N&B Management's reckless disregard of its obligations and duties under the Agreement, or (ii) to protect any director, officer or employee of N&B Management who is or was a trustee or officer of Managers Trust against any liability to Managers Trust or a Portfolio or its interestholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office with Managers Trust.

      Section 1 of the Sub-Advisory Agreement between N&B Management and Neuberger & Berman, L.P. ("Neuberger & Berman") with respect to Managers Trust provides that, in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties, or of reckless disregard of its duties and obligations under the Agreement, Neuberger & Berman will not be subject to liability for any act or omission or any loss suffered by any Portfolio or its interestholders in connection with the matters to which the Agreement relates.

      Section 12 of the Administration Agreement between the Registrant and N&B Management provides that N&B Management will not be liable to the Registrant for any action taken or omitted to be taken by N&B Management or its employees, agents or contractors in carrying out the provisions of the Agreement if such action was taken or omitted in good faith and without negligence or misconduct on the part of N&B Management, or its employees, agents or contractors. Section 13 of the Administration Agreement provides that the Registrant shall indemnify N&B Management and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by N&B Management that result from: (i) any claim, action, suit or proceeding in connection with N&B Management's entry into or performance of the Agreement; or
(ii) any action taken or omission to act committed by N&B Management in the performance of its obligations under the Agreement; or (iii) any action of N&B Management upon instructions believed in good faith by it to have been executed by a duly authorized officer or representative of a Series; provided, that N&B Management will not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of N&B Management, or its employees, agents or contractors. Amounts payable by the Registrant under this provision shall be payable solely out of assets belonging to that Series, and not from assets belonging to any other Series of the Registrant. Section 14 of the Administration Agreement provides that N&B Management will indemnify the Registrant and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by the Registrant that result from: (i) N&B Management's failure to comply with the terms of the Agreement; or (ii) N&B Management's lack of good faith in performing its obligations under the Agreement; or (iii) the negligence or misconduct of N&B Management, or its employees, agents or contractors in connection with the Agreement. The Registrant shall not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of the Registrant or its employees, agents or contractors other than N&B Management, unless such negligence or misconduct results from or is accompanied by negligence or misconduct on the part of N&B Management, any affiliated person of N&B Management, or any affiliated person of an affiliated person of N&B Management.

      Section 11 of the Distribution Agreement between the Registrant and N&B Management provides that N&B Management shall look only to the assets of a Series for the Registrant's performance of the Agreement by the Registrant on behalf of such Series, and neither the trustees nor any of the Registrant's officers, employees or agents, whether past, present or future, shall be personally liable therefor.

      Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("1933 Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 28.     Business and Other Connections of Adviser and Sub-Adviser.
--------     ----------------------------------------------------------

             There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each director or officer of N&B Management and each principal of Neuberger & Berman is, or at any time during the past two years has been, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee.

NAME                                BUSINESS AND OTHER CONNECTIONS
----                                ------------------------------
Claudia A. Brandon                  Secretary, Neuberger & Berman Advisers
Vice President, N&B                 Management Trust; Secretary, Advisers
Management                          Managers Trust; Secretary, Neuberger &
                                    Berman Income Funds; Secretary,  Neuberger &
                                    Berman Income Trust; Secretary,  Neuberger &
                                    Berman Equity Funds; Secretary,  Neuberger &
                                    Berman  Equity  Trust;   Secretary,   Income
                                    Managers Trust;  Secretary,  Equity Managers
                                    Trust;  Secretary,  Global  Managers  Trust;
                                    Secretary, Neuberger & Berman Equity Assets.
Brooke A. Cobb
Vice President, N&B                 Chief Investment Officer, Bainco
Management                          International Investors.1  Senior Vice
                                    President and Senior Portfolio Manager,

1 Until 1997.

NAME                                BUSINESS AND OTHER CONNECTIONS
----                                ------------------------------
                                    Putnam Investments.2

Stacy Cooper-Surge                  Assistant Secretary, Neuberger & Berman
Assistant Vice President,           Advisers Management Trust; Assistant
N&B Management                      Secretary, Advisers Managers Trust;
                                    Assistant  Secretary,   Neuberger  &  Berman
                                    Income Funds; Assistant Secretary, Neuberger
                                    & Berman Income Trust;  Assistant Secretary,
                                    Neuberger & Berman Equity  Funds;  Assistant
                                    Secretary,  Neuberger & Berman Equity Trust;
                                    Assistant Secretary,  Income Managers Trust;
                                    Assistant Secretary,  Equity Managers Trust;
                                    Assistant Secretary,  Global Managers Trust;
                                    Assistant  Secretary,   Neuberger  &  Berman
                                    Equity Assets.

Robert W. D'Alelio                  Senior Portfolio Manager, Putnam
Vice President, N&B                 Investments.3
Management

Barbara DiGiorgio,                  Assistant Treasurer, Neuberger & Berman
Assistant Vice President,           Advisers Management Trust; Assistant
N&B Management                      Treasurer, Advisers Managers Trust;
                                    Assistant  Treasurer,   Neuberger  &  Berman
                                    Income Funds; Assistant Treasurer, Neuberger
                                    & Berman Income Trust;  Assistant Treasurer,
                                    Neuberger & Berman Equity  Funds;  Assistant
                                    Treasurer,  Neuberger & Berman Equity Trust;
                                    Assistant Treasurer,  Income Managers Trust;
                                    Assistant Treasurer,  Equity Managers Trust;
                                    Assistant Treasurer,  Global Managers Trust;
                                    Assistant  Treasurer,   Neuberger  &  Berman
                                    Equity Assets.

Stanley Egener                      Chairman of the Board and Trustee,
President and Director,             Neuberger & Berman Advisers Management
N&B Management; Principal,          Trust; Chairman of the Board and Trustee,
Neuberger & Berman                  Advisers Managers Trust; Chairman of the
                                    Board and Trustee, Neuberger & Berman Income
                                    Funds;  Chairman  of the Board and  Trustee,
                                    Neuberger & Berman Income Trust; Chairman of
                                    the Board and  Trustee,  Neuberger  & Berman
                                    Equity  Funds;  Chairman  of the  Board  and
                                    Trustee,  Neuberger & Berman  Equity  Trust;
                                    Chairman  of the Board and  Trustee,  Income
                                    Managers  Trust;  Chairman  of the Board and
                                    Trustee,  Equity Managers Trust; Chairman of
                                    the  Board  and  Trustee,   Global  Managers
                                    Trust;  Chairman  of the Board and  Trustee,
                                    Neuberger & Berman Equity Assets.



2 Until 1995.
3 Until 1996.

NAME                                BUSINESS AND OTHER CONNECTIONS
----                                ------------------------------
Theodore P. Giuliano                President and Trustee, Neuberger & Berman
Vice President and                  Income Funds; President and Trustee,
Director, N&B Management;           Neuberger & Berman Income Trust; President
Principal, Neuberger & Berman       and Trustee, Income Managers Trust.

C. Carl Randolph                    Assistant Secretary, Neuberger & Berman
Principal, Neuberger & Berman       Advisers Management Trust; Assistant
                                    Secretary,    Advisers    Managers    Trust;
                                    Assistant  Secretary,   Neuberger  &  Berman
                                    Income Funds; Assistant Secretary, Neuberger
                                    & Berman Income Trust;  Assistant Secretary,
                                    Neuberger & Berman Equity  Funds;  Assistant
                                    Secretary,  Neuberger & Berman Equity Trust;
                                    Assistant Secretary,  Income Managers Trust;
                                    Assistant Secretary,  Equity Managers Trust;
                                    Assistant Secretary,  Global Managers Trust;
                                    Assistant  Secretary,   Neuberger  &  Berman
                                    Equity Assets.

Richard Russell                     Treasurer, Neuberger & Berman Advisers
Vice President,                     Management Trust; Treasurer, Advisers
N&B Management                      Managers Trust; Treasurer, Neuberger &
                                    Berman Income Funds; Treasurer,  Neuberger &
                                    Berman Income Trust; Treasurer,  Neuberger &
                                    Berman Equity Funds; Treasurer,  Neuberger &
                                    Berman  Equity  Trust;   Treasurer,   Income
                                    Managers Trust;  Treasurer,  Equity Managers
                                    Trust;  Treasurer,  Global  Managers  Trust;
                                    Treasurer, Neuberger & Berman Equity Assets.

Ingrid Saukaitis                    Project Director, Council on Economic
Assistant Vice President,           Priorities.4
N&B Management

Jennifer K. Silver                  Portfolio Manager and Director, Putnam
Vice President, N&B                 Investments.5
Management; Principal,
Neuberger & Berman

Daniel J. Sullivan                  Vice President, Neuberger & Berman Advisers
Senior Vice President,              Management Trust; Vice President, Advisers
N&B Management                      Managers Trust; Vice President, Neuberger &
                                    Berman   Income   Funds;   Vice   President,
                                    Neuberger  &  Berman  Income   Trust;   Vice
                                    President,  Neuberger & Berman Equity Funds;
                                    Vice  President,  Neuberger & Berman  Equity
                                    Trust;   Vice  President,   Income  Managers
                                    Trust;   Vice  President,   Equity  Managers
                                    Trust;   Vice  President,   Global  Managers
                                    Trust;  Vice  President,  Neuberger & Berman
                                    Equity Assets.

Michael J. Weiner                   Vice President, Neuberger & Berman Advisers


4 Until 1997.
5 Until 1997.

NAME                                BUSINESS AND OTHER CONNECTIONS
----                                ------------------------------
Senior Vice President,              Management Trust; Vice President, Advisers
N&B Management                      Managers Trust; Vice President, Neuberger &
                                    Berman   Income   Funds;   Vice   President,
                                    Neuberger  &  Berman  Income   Trust;   Vice
                                    President,  Neuberger & Berman Equity Funds;
                                    Vice  President,  Neuberger & Berman  Equity
                                    Trust;   Vice  President,   Income  Managers
                                    Trust;   Vice  President,   Equity  Managers
                                    Trust;   Vice  President,   Global  Managers
                                    Trust;  Vice  President,  Neuberger & Berman
                                    Equity Assets.

Celeste Wischerth,                  Assistant Treasurer, Neuberger & Berman
Assistant Vice President,           Advisers Management Trust; Assistant
N&B Management                      Treasurer, Advisers Managers Trust;
                                    Assistant  Treasurer,   Neuberger  &  Berman
                                    Income Funds; Assistant Treasurer, Neuberger
                                    & Berman Income Trust;  Assistant Treasurer,
                                    Neuberger & Berman Equity  Funds;  Assistant
                                    Treasurer,  Neuberger & Berman Equity Trust;
                                    Assistant Treasurer,  Income Managers Trust;
                                    Assistant Treasurer,  Equity Managers Trust;
                                    Assistant Treasurer,  Global Managers Trust;
                                    Assistant  Treasurer,   Neuberger  &  Berman
                                    Equity Assets.

Lawrence Zicklin                    President and Trustee, Neuberger & Berman
Director, N&B Management;           Advisers Management Trust; President and
Principal, Neuberger & Berman       Trustee, Advisers Managers Trust; President
                                    and  Trustee,   Neuberger  &  Berman  Equity
                                    Funds;  President  and Trustee,  Neuberger &
                                    Berman Equity Trust;  President and Trustee,
                                    Equity  Managers  Trust;  President,  Global
                                    Managers   Trust;   President  and  Trustee,
                                    Neuberger & Berman Equity Assets.

      The principal address of N&B Management, Neuberger & Berman, and of each of the investment companies named above, is 605 Third Avenue, New York, New York 10158.

Item 29.  Principal Underwriters.
--------  -----------------------

          (a) N&B Management, the principal underwriter distributing securities of the Registrant, is also the principal underwriter and distributor for each of the following investment companies:

               Neuberger & Berman Advisers Management Trust
               Neuberger & Berman Equity Funds
               Neuberger & Berman Equity Trust
               Neuberger & Berman Equity Assets
               Neuberger & Berman Income Trust

          N&B Management is also the investment manager to the master funds in which the above-named investment companies invest.

          (b) Set forth below is information concerning the directors and officers of the Registrant's principal underwriter. The principal business address of each of the persons listed is 605 Third Avenue, New York, New York 10158-0180, which is also the address of the Registrant's principal underwriter.


                           POSITIONS AND OFFICES        POSITIONS AND OFFICES
NAME                       WITH UNDERWRITER             WITH REGISTRANT
----                       ----------------             ---------------
Claudia A. Brandon         Vice President               Secretary

Patrick T. Byrne           Vice President               None

Richard A. Cantor          Chairman of the Board        None

Valerie Chang              Assistant Vice President     None

Brooke A. Cobb             Vice President               None

Robert Conti               Treasurer                    None

Stacy Cooper-Shugrue       Assistant Vice President     Assistant Secretary

Robert W. D'Alelio         Vice President               None

Clara Del Villar           Vice President               None

Barbara DiGiorgio          Assistant Vice President     Assistant Treasurer

Roberta D'Orio             Assistant Vice President     None

Stanley Egener             President and Director       Chairman of the
                                                        Board, Chief
                                                        Executive Officer,
                                                        and Trustee

Brian Gaffney              Vice President               None

Joseph G. Galli            Assistant Vice President     None

Robert I. Gendelman        Vice President               None

Theodore P. Giuliano       Vice President and Director  None

Michael J. Hanratty        Assistant Vice President     None

Leslie Holliday-Soto       Assistant Vice President     None

Jody L. Irwin              Assistant Vice President     None

Michael M. Kassen          Vice President and Director  None

Robert Ladd                Assistant Vice President     None

Irwin Lainoff              Director                     None

Josephine Mahaney          Vice President               None

Carmen G. Martinez         Assistant Vice President     None

Ellen Metzger              Vice President and Secretary None

Paul Metzger               Vice President               None

Loraine Olavarria          Assistant Secretary          None

                           POSITIONS AND OFFICES        POSITIONS AND OFFICES
NAME                       WITH UNDERWRITER             WITH REGISTRANT
----                       ----------------             ---------------
Janet W. Prindle           Vice President               None

Joseph S. Quirk            Assistant Vice President     None

Kevin L. Risen             Vice President               None

Richard Russell            Vice President               Treasurer and
                                                        Principal Accounting
                                                        Officer

Ingrid Saukaitis           Assistant Vice President     None

Jennifer K. Silver         Vice President               None

Kent C. Simons             Vice President               None

Frederick B. Soule         Vice President               None

Daniel J. Sullivan         Senior Vice President        Vice President

Peter E. Sundman           Senior Vice President        None

Andrea Trachtenberg        Vice President of Marketing  None

Judith M. Vale             Vice President               None

Josephine Velez            Assistant Vice President     None

Susan Walsh                Vice President               None

Michael J. Weiner          Senior Vice President        Vice President and
                                                        Principal Financial
                                                        Officer

Celeste Wischerth          Assistant Vice President     Assistant Treasurer

Thomas Wolfe               Vice President               None

Lawrence Zicklin           Director                     Trustee and President

Item 30.    Location of Accounts and Records.
--------    ---------------------------------

            All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act, as amended, and the rules promulgated thereunder with respect to the Registrant are maintained at the offices of State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, except for the Registrant's Trust Instrument and By-Laws, minutes of meetings of the Registrant's Trustees and shareholders and the Registrant's policies and contracts, which are maintained at the offices of the Registrant, 605 Third Avenue, New York, New York 10158.

Item 31.    Management Services
--------    -------------------

            Other than as set forth in Parts A and B of this Registration Statement, the Registrant is not a party to any management-related service contract.

Item 32.    Undertakings
--------    ------------

            Registrant hereby undertakes to file a Post-Effective Amendment to its Registration Statement, containing financial statements with respect to Neuberger & Berman High Yield Bond Fund, which need not be certified, within four to six months from the date of the Fund's commencement of operations.

      Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, NEUBERGER & BERMAN INCOME FUNDS certifies that it meets all of the requirements for effectiveness of the Post-Effective Amendment No. 25 to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City and State of New York on the 27th day of February, 1998

                         NEUBERGER & BERMAN INCOME FUNDS


                            By:/s/Theodore P. Giulano
                               ----------------------
                               Theodore P. Giulano
                               President

      Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  the
Post-Effective Amendment No. 25 has been signed below by the following persons in the capacities and on the date indicated.

Signature                  Title                              Date
---------                  -----                              ----

/s/ John Cannon            Trustee                            February 27, 1998
---------------
John Cannon


/s/Stanley Egener          Chairman of the Board,             February 27, 1998
-----------------            Chief Executive Officer
Stanley Egener               and Trustee


/s/Theodore P. Giuliano    President and Trustee              February 27, 1998
-----------------------
Theodore P. Giuliano


/s/Barry Hirsch            Trustee                            February 27, 1998
---------------
Barry Hirsch


/s/Robert A. Kavesh        Trustee                            February 27, 1998
-------------------
Robert A. Kavesh


                                     (Signatures continued on next page)

Signature                  Title                              Date
---------                  -----                              ----

/s/William E. Rulon        Trustee                            February 27, 1998
-------------------
William E. Rulon


/s/Richard Russell         Treasurer and                      February 27, 1998
------------------          Principal Accounting Officer
Richard Russell


/s/Candace L. Straight     Trustee                            February 27, 1998
----------------------
Candace L. Straight


/s/Michael J. Weiner       Vice President and                 February 27, 1998
--------------------         Principal Financial Officer
Michael J. Weiner

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, INCOME MANAGERS TRUST certifies that it meets all of the requirements for effectiveness of the Post-Effective Amendment No. 6 to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City and State of New York on the 27th day of February, 1998.

                              INCOME MANAGERS TRUST


                            By: /s/ Theodore P. Giulano
                                ------------------------------
                                Theodore P. Giulano
                                President


     Pursuant  to  the   requirements   of  the  Securities  Act  of  1933,  the
Post-Effective Amendment No. 6 has been signed below by the following persons in the capacities and on the date indicated.

Signature                     Title                          Date
---------                     -----                          ----


/s/ John Cannon               Trustee                        February 27, 1998
-------------------------
John Cannon


/s/ Stanley Egener             Chairman of the Board,        February 27, 1998
-------------------------        Chief Executive Officer
Stanley Egener                   and Trustee


/s/ Theodore P. Giuliano       President and Trustee         February 27, 1998
-------------------------
Theodore P. Giuliano


/s/ Barry Hirsch               Trustee                       February 27, 1998
-------------------------
Barry Hirsch


/s/ Robert A. Kavesh           Trustee                       February 27, 1998
-------------------------
Robert A. Kavesh

Signature                     Title                          Date
---------                     -----                          ----


/s/ William E. Rulon          Trustee                        February 27, 1998
-------------------------
William E. Rulon


/s/ Richard Russell           Treasurer and                  February 27, 1998
-------------------------       Principal Accounting
Richard Russell                 Officer



/s/ Candace L. Straight       Trustee                        February 27, 1998
-------------------------
Candace L. Straight


/s/ Michael J. Weiner         Vice President and             February 27, 1998
-------------------------       Principal Financial Officer
Michael J. Weiner

                         NEUBERGER & BERMAN INCOME FUNDS
                  POST-EFFECTIVE AMENDMENT NO. 25 ON FORM N-1A

                                INDEX TO EXHIBITS

                                                                    Sequentially
Exhibit                                                              Numbered
Number                           Description                           Page
------                           -----------                           ----
(1)             (a)   Certificate of Trust.  Incorporated by           N.A.
                      Reference to Post-Effective Amendment
                      No. 21 to Registrant's Registration
                      Statement, File Nos. 2-85229 and
                      811-3802, EDGAR Accession No.
                      0000898432-96-00017.

                (b)   Trust Instrument of Neuberger & Berman           N.A.
                      Income Funds.  Incorporated by
                      Reference to Post-Effective Amendment
                      No. 21 to Registrant's Registration
                      Statement, File Nos. 2-85229 and
                      811-3802, EDGAR Accession No.
                      0000898432-96-00017.

                (c)   Schedule A - Current Series of                   ___
                      Neuberger & Berman Income Funds. Filed
                      Herewith.

(2)             By-Laws of Neuberger & Berman Income Funds.            N.A.
                Incorporated by Reference to Post-Effective
                Amendment No. 21 to Registrant's Registration
                Statement, File Nos. 2-85229 and 811-3802,
                EDGAR Accession No. 0000898432-96-00017.

(3)             Voting Trust Agreement.  None.                         N.A.

(4)             (a)   Trust Instrument of Neuberger & Berman           N.A.
                      Income Funds, Articles IV, V, and VI.
                      Incorporated by Reference to
                      Post-Effective Amendment No. 21 to
                      Registrant's Registration Statement,
                      File Nos. 2-85229 and 811-3802, EDGAR
                      Accession No. 0000898432-96-00017.

                (b)   By-Laws of Neuberger & Berman Income             N.A.
                      Funds, Articles V, VI, and VIII.
                      Incorporated by Reference to
                      Post-Effective Amendment No. 21 to
                      Registrant's Registration Statement,
                      File Nos. 2-85229 and 811-3802, EDGAR
                      Accession No. 0000898432-96-00017.

                                                                    Sequentially
Exhibit                                                              Numbered
Number                           Description                           Page
------                           -----------                           ----
(5)             (a)   (i)    Management Agreement Between              N.A.
                             Income Managers Trust and
                             Neuberger & Berman Management
                             Incorporated.  Incorporated by
                             Reference to Post-Effective
                             Amendment No. 21 to Registrant's
                             Registration Statement, File
                             Nos. 2-85229 and 811-3802, EDGAR
                             Accession No.
                             0000898432-96-00017.

                      (ii)   Schedule A - Portfolios of                ___
                             Income Managers Trust Currently
                             Subject to the Management
                             Agreement. Filed Herewith.

                      (iii)  Schedule B - Schedule of                  ___
                             Compensation Under the
                             Management Agreement. Filed
                             Herewith.

                (b)   (i)    Sub-Advisory Agreement Between            N.A.
                             Neuberger & Berman Management
                             Incorporated and Neuberger &
                             Berman, L.P. with Respect to
                             Income Managers Trust.
                             Incorporated by Reference to
                             Post-Effective Amendment No. 21
                             to Registrant's Registration
                             Statement, File Nos. 2-85229 and
                             811-3802, EDGAR Accession No.
                             0000898432-96-00017.

                      (ii)   Schedule A - Portfolios of                ____
                             Income Managers Trust Currently
                             Subject to the Sub-Advisory
                             Agreement. Filed Herewith.

                     (iii)   Substitution Agreement Among              N.A.
                             Neuberger & Berman Management
                             Incorporated, Income Managers
                             Trust, Neuberger & Berman, L.P.,
                             and Neuberger & Berman, LLC.
                             Incorporated by Reference to
                             Post-Effective Amendment No. 23
                             to Registrant's Registration
                             Statement, File Nos. 2-85229 and
                             811-3802, EDGAR Accession No.
                             0000898432-96-000117.

                                                                    Sequentially
Exhibit                                                              Numbered
Number                           Description                           Page
------                           -----------                           ----
(6)             (a)   Distribution Agreement Between                   N.A.
                      Neuberger & Berman Income Funds and
                      Neuberger & Berman Management
                      Incorporated.  Incorporated by
                      Reference to Post-Effective Amendment
                      No. 21 to Registrant's Registration
                      Statement, File Nos. 2-85229 and
                      811-3802, EDGAR Accession No.
                      0000898432-96-00017.

                (b)   Schedule A - Series of Neuberger &               ____
                      Berman Income Funds Currently Subject
                      to the Distribution Agreement. Filed
                      Herewith.

(7)             Bonus, Profit Sharing or Pension Plans.  None.         N.A.

(8)             (a)   Custodian Contract Between Neuberger &           N.A.
                      Berman Income Funds and State Street
                      Bank and Trust Company.  Incorporated
                      by Reference to Post-Effective
                      Amendment No. 21 to Registrant's
                      Registration Statement, File Nos.
                      2-85229 and 811-3802, EDGAR Accession
                      No. 0000898432-96-00017.

                (b)   Agreement between Neuberger & Berman             ____
                      Income Funds and State Street Bank and
                      Trust Company Adding Neuberger & Berman
                      High Yield Bond Fund as a Series
                      Governed by the Custodian Contract.
                      Filed Herewith.

                (c)   Schedule of Compensation under the               N.A.
                      Custodian Contract. Incorporated
                      by Reference to Post-Effective
                      Amendment No. 23 to Registrant's
                      Registration Statement, File Nos.
                      2-85229 and 811-3802, EDGAR
                      Accession No. 0000898432-96-00017.

(9)             (a)   (i)    Transfer Agency and Service               N.A.
                             Agreement Between Neuberger &
                             Berman Income Funds and State
                             Street Bank and Trust Company.
                             Incorporated by Reference to
                             Post-Effective Amendment No. 21
                             to Registrant's Registration
                             Statement, File Nos. 2-85229 and
                             811-3802, EDGAR Accession No.
                             0000898432-96-00017.

                      (ii)   Agreement between Neuberger &             ___
                             Berman Income Funds and State
                             Street Bank and Trust Company
                             adding Neuberger & Berman High
                             Yield Bond Fund as a Series
                             Governed by the Transfer Agency
                             and Service Agreement.  Filed
                             Herewith.

                                                                    Sequentially
Exhibit                                                              Numbered
Number                           Description                           Page
------                           -----------                           ----
                      (iii)  First Amendment to Transfer               N.A.
                             Agency and Service Agreement
                             between Neuberger & Berman
                             Income Funds and State Street
                             Bank and Trust Company.
                             Incorporated by Reference to
                             Post-Effective Amendment No. 21
                             to Registrant's Registration
                             Statement, File Nos. 2-85229 and
                             811-3802, EDGAR Accession No.
                             0000898432-96-00017.

                      (iv)   Schedule of Compensation under            N.A.
                             the Transfer Agency and Service
                             Agreement. Incorporated by
                             Reference to Post-Effective
                             Amendment No. 23 to Registrant's
                             Registration Statement, File Nos.

                 (b)  (i)   Administration  Agreement  Between        N.A
                             Neuberger  & Berman  Income  Funds
                             and Neuberger & Berman  Management
                             Incorporated   by   Reference   to
                             Post-Effective Amendment No. 21 to
                             Registrant's          Registration
                             Statement,  File Nos.  2-85229 and
                             811-3802,   EDGAR   Accession  No.
                             00000898432-96-00017.

                      (ii)  Schedule   A  -  Series  of               ___
                             Neuberger  & Berman  Income  Funds
                             Currently     Subject    to    the
                             Administration  Agreement.   Filed
                             Herewith.

                       (iii) Schedule   B   -    Schedule    of       N.A.
                             Compensation       under       the
                             Administration          Agreement.
                             Incorporated   by   Reference   to
                             Post-Effective Amendment No. 21 to
                             Registrant's          Registration
                             Statement,  File Nos.  2-85229 and
                             811-3802,   EDGAR   Accession  No.
                             00000898432-96-00017.

                                                                    Sequentially
Exhibit                                                              Numbered
Number                           Description                           Page
------                           -----------                           ----
(10)                   (a)   Opinion and consent of Kirkpatrick       N.A.
                             & Lockhart on  Securities  Matters
                             with respect to Neuberger & Berman
                             High  Yield Bond  Incorporated  by
                             Reference    to     Post-Effective
                             Amendment  NO. 24 to  Registrant's
                             Registration Statement,  File Nos.
                             2-85229   and   811-3802,    EDGAR
                             Accession No. 0000898432-97-000503

                       (b)   Opinion and consent of Kirkpatrick       ___
                             &  Lockhart   LLP  on   Securities
                             Matters  with respect to Neuberger
                             &  Berman  Income   Funds.   Filed
                             Herewith.

(11)                Other  Opinions,  Appraisals,  Rulings  and       ___
                    Consents.  Consent  of  Ernst & Young  LLP,
                    Independent Auditors. Filed Herewith.

(12)                Financial     Statements    Omitted    from       N.A.
                    Prospectus. None.

(13)                Letter of Investment  Intent.  Incorporated       N.A.
                    by Reference to Pre-Effective Amendment No.
                    1  to   the   Registration   Statement   of
                    Neuberger & Berman Multi-Series fund, Inc.,
                    File Nos. 33-19951 and 811-5467.

(14)                Prototype Retirement Plan. None.                  N.A.

(15)                Plan Pursuant to Rule 12b-1. None.                N.A.

(16)                Schedule   of    computation    Performance       N.A.
                    Quotations.  Incorporated  by  Reference to
                    Post-Effective    amendment   No.   17   to
                    Registtrant's  Registration Statement, file
                    Nos. 2-85229 and 811-3802.

(17)                Financial Data Schedules. Filed Herewith.         ___

(18)                Plan Pursuant to Rule 18f-3. None.                N.A.